UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03833-01

MainStay VP Funds Trust

(Exact name of registrant as specified in charter)

51 Madison Avenue, New York, New York	10010
(Address of principal executive offices)	(Zip Code)

J. Kevin Gao, Esq., 169 Lackawanna Avenue, Parsippany, NJ 07054

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 576-7000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Item 1. Schedule of Investments.

The schedule of investments for the period ended September 30, 2014 is filed herewith.

MainStay VP Balanced Portfolio

Portfolio of Investments September 30, 2014 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 33.4%†
	Asset-Backed Securities 2.1%
	Auto Floor Plan 0.3%
	CNH Wholesale Master Note Trust Series 2013-2A, Class A 0.754%, due 8/15/19 (a)(b)	$375,000	$375,922
	Ford Credit Floorplan Master Owner Trust
	Series 2013-5, Class A2 0.624%, due 9/15/18 (a)	275,000	275,707
	Series 2013-4, Class A 0.704%, due 6/15/20 (a)	150,000	150,767
	Navistar Financial Dealer Note Master Trust Series 2013-2, Class A 0.835%, due 9/25/18 (a)(b)	175,000	175,401
			977,797
	Automobile 0.1%
	Chesapeake Funding LLC Series 2013-1A, Class A 0.606%, due 1/7/25 (a)(b)	181,758	181,502
	Huntington Auto Trust Series 2012-2, Class A3 0.51%, due 4/17/17	160,036	160,106
			341,608
	Credit Cards 0.2%
	American Express Issuance Trust II Series 2013-2, Class A 0.584%, due 8/15/19 (a)	125,000	125,298
	Citibank Credit Card Issuance Trust Series 2013-A7, Class A7 0.584%, due 9/10/20 (a)	150,000	150,580
	Discover Card Execution Note Trust Series 2014-A1, Class A1 0.584%, due 7/15/21 (a)	250,000	250,430
			526,308
	Other ABS 1.5%
	Apartment Investment & Management Co. CLO Series 2014-AA, Class A 1.763%, due 7/20/26 (a)(b)(c)	250,000	249,875
	Apidos CDO Series 2013-14A, Class A 1.384%, due 4/15/25 (a)(b)	475,000	468,493
	Ares CLO, Ltd. Series 2013-2A, Class A1 1.485%, due 7/28/25 (a)(b)	200,000	198,556
	Babson CLO, Ltd. Series 2013-IA, Class A 1.334%, due 4/20/25 (a)(b)	450,000	445,626
	Ballyrock CDO, Ltd. Series 2013-1A, Class A 1.412%, due 5/20/25 (a)(b)	350,000	345,366
	Carlyle Global Market Strategies Series 2014-2A, Class A 1.766%, due 5/15/25 (a)(b)(c)	250,000	250,150
	Cedar Funding, Ltd. Series 2014-4A, Class A1 1.735%, due 10/23/26 (a)(b)(c)	250,000	250,000
	Cent CLO, L.P. Series 2013-18A, Class A 1.353%, due 7/23/25 (a)(b)	375,000	370,860
	CNH Equipment Trust Series 2012-C, Class A3 0.57%, due 12/15/17	125,278	125,365
	Dryden Senior Loan Fund Series 2014-31A, Class A 1.584%, due 4/18/26 (a)(b)	280,000	277,631
	Galaxy XVII CLO, Ltd. Series 2014-17A, Class A 1.827%, due 7/15/26 (a)(b)(c)	450,000	449,550
	Jamestown CLO, Ltd. Series 2013-3A, Class A1A 1.684%, due 1/15/26 (a)(b)(c)	450,000	447,705
	Nomad CLO, Ltd. Series 2013-1A, Class A1 1.434%, due 1/15/25 (a)(b)	275,000	272,366
	Octagon Loan Funding, Ltd. Series 2014-1A, Class A1 1.646%, due 11/18/26 (a)(b)(c)	450,000	448,515
	Race Point VIII CLO, Ltd. Series 2013-8A, Class A 1.482%, due 2/20/25 (a)(b)	270,000	268,547
	Sheridan Square CLO, Ltd. Series 2013-1A, Class A2 1.404%, due 4/15/25 (a)(b)	275,000	273,015
			5,141,620
	Total Asset-Backed Securities (Cost $7,007,840)		6,987,333

	Corporate Bonds 14.2%
	Aerospace & Defense 0.2%
	BAE Systems PLC 3.50%, due 10/11/16 (b)	100,000	104,587
	General Dynamics Corp. 2.25%, due 7/15/16	50,000	51,332
	Northrop Grumman Corp. 3.25%, due 8/1/23	175,000	173,036
	United Technologies Corp. 1.80%, due 6/1/17	300,000	304,432
			633,387
	Auto Manufacturers 0.1%
	Daimler Finance North America LLC
	2.375%, due 8/1/18 (b)	150,000	151,830
	3.875%, due 9/15/21 (b)	200,000	212,097
	Volkswagen International Finance N.V. 1.625%, due 3/22/15 (b)	100,000	100,576
			464,503
	Banks 5.3%
	Abbey National Treasury Services PLC 3.05%, due 8/23/18	575,000	595,918
	Australia & New Zealand Banking Group, Ltd. 4.50%, due 3/19/24 (b)	300,000	302,579
¤	Bank of America Corp.
	2.00%, due 1/11/18	250,000	248,913
	2.65%, due 4/1/19	325,000	324,004
	4.00%, due 4/1/24	500,000	505,210
	4.20%, due 8/26/24	1,075,000	1,065,704
	BB&T Corp.
	0.90%, due 2/1/19 (a)	475,000	479,862
	1.094%, due 6/15/18 (a)	275,000	279,844
	1.45%, due 1/12/18	100,000	99,026
	Citigroup, Inc.
	2.50%, due 7/29/19	575,000	569,876
	3.375%, due 3/1/23	75,000	73,848
	4.587%, due 12/15/15	8,000	8,357
	5.375%, due 8/9/20	250,000	282,908
	6.00%, due 8/15/17	100,000	111,998
	6.01%, due 1/15/15	17,000	17,268
	Commonwealth Bank of Australia 0.733%, due 9/20/16 (a)(b)	300,000	301,886
	Credit Agricole S.A. 1.625%, due 4/15/16 (b)	250,000	252,431
	Credit Suisse New York 3.625%, due 9/9/24	400,000	394,643
	Goldman Sachs Group, Inc. (The)
	1.334%, due 11/15/18 (a)	300,000	305,209
	2.375%, due 1/22/18	600,000	606,229
	5.375%, due 3/15/20	125,000	139,171
	6.00%, due 6/15/20	300,000	344,649
	HSBC Bank PLC 4.125%, due 8/12/20 (b)	550,000	591,637
	HSBC USA, Inc. 1.116%, due 9/24/18 (a)	100,000	101,965
	Huntington Bancshares, Inc. 2.60%, due 8/2/18	650,000	656,921
	ING Bank N.V. 5.80%, due 9/25/23 (b)	650,000	715,985
	Intesa Sanpaolo S.p.A. 2.375%, due 1/13/17	400,000	404,445
¤	JPMorgan Chase & Co.
	3.375%, due 5/1/23	700,000	670,557
	3.875%, due 9/10/24	700,000	686,240
	Korea Development Bank (The) 3.875%, due 5/4/17	475,000	501,748
	Mizuho Bank, Ltd. 2.65%, due 9/25/19 (b)	450,000	449,834
	Mizuho Financial Group Cayman 3, Ltd. 4.60%, due 3/27/24 (b)	600,000	623,956
¤	Morgan Stanley
	4.10%, due 5/22/23	575,000	573,412
	4.875%, due 11/1/22	300,000	316,945
	5.50%, due 1/26/20	600,000	672,752
	MUFG Union Bank N.A. 0.985%, due 9/26/16 (a)	250,000	252,174
	Santander UK PLC 5.00%, due 11/7/23 (b)	975,000	1,022,927
	Skandinaviska Enskilda Banken AB 1.75%, due 3/19/18 (b)	400,000	398,273
	Sumitomo Mitsui Trust Bank, Ltd. 1.015%, due 9/16/16 (a)(b)	200,000	201,246
	Swedbank AB 1.75%, due 3/12/18 (b)	600,000	597,518
	UBS AG/Stamford CT 2.375%, due 8/14/19	425,000	421,268
	Wells Fargo & Co.
	4.10%, due 6/3/26	225,000	224,209
	4.125%, due 8/15/23	225,000	232,633
			17,626,178
	Beverages 0.2%
	Anheuser-Busch InBev Finance, Inc. 2.15%, due 2/1/19	250,000	248,686
	Anheuser-Busch InBev Worldwide, Inc. 4.375%, due 2/15/21	75,000	81,351
	Diageo Capital PLC 1.50%, due 5/11/17	100,000	100,501
	SABMiller Holdings, Inc. 2.45%, due 1/15/17 (b)	250,000	255,401
			685,939
	Building Materials 0.0%‡
	CRH America, Inc. 4.125%, due 1/15/16	100,000	103,844

	Chemicals 0.4%
	Airgas, Inc. 2.375%, due 2/15/20	500,000	492,230
	Dow Chemical Co. (The) 5.70%, due 5/15/18	44,000	49,639
	LYB International Finance B.V. 4.00%, due 7/15/23	400,000	413,837
	Monsanto Co. 2.75%, due 7/15/21	150,000	148,730
	NewMarket Corp. 4.10%, due 12/15/22	400,000	400,323
			1,504,759
	Computers 0.2%
	Hewlett-Packard Co. 2.75%, due 1/14/19	550,000	558,609

	Cosmetics & Personal Care 0.0%‡
	Procter & Gamble Co. (The) 1.45%, due 8/15/16	50,000	50,626

	Diversified Financial Services 0.4%
	American Express Credit Corp. 2.25%, due 8/15/19	500,000	496,502
	General Electric Capital Corp.
	2.30%, due 4/27/17	350,000	359,624
	5.50%, due 1/8/20	225,000	257,845
	6.00%, due 8/7/19	225,000	262,412
			1,376,383
	Electric 0.9%
	Commonwealth Edison Co. 1.95%, due 9/1/16	100,000	102,092
	Dayton Power & Light Co. (The) 1.875%, due 9/15/16	150,000	151,995
	Electricite de France 2.15%, due 1/22/19 (b)	300,000	299,164
	FirstEnergy Transmission LLC 4.35%, due 1/15/25 (b)	500,000	508,748
	GDF Suez 1.625%, due 10/10/17 (b)	150,000	150,557
	Great Plains Energy, Inc. 4.85%, due 6/1/21	280,000	308,428
	Hydro-Quebec 2.00%, due 6/30/16	150,000	153,334
	Kansas City Power & Light Co. 7.15%, due 4/1/19	250,000	300,924
	NextEra Energy Capital Holdings, Inc. 1.339%, due 9/1/15	550,000	553,459
	Niagara Mohawk Power Corp. 2.721%, due 11/28/22 (b)	100,000	96,286
	NiSource Finance Corp. 4.45%, due 12/1/21	100,000	107,325
	Pepco Holdings, Inc. 2.70%, due 10/1/15	100,000	101,729
			2,834,041
	Electronics 0.1%
	Amphenol Corp. 3.125%, due 9/15/21	175,000	174,600

	Finance - Auto Loans 0.4%
	American Honda Finance Corp. 0.732%, due 10/7/16 (a)	100,000	100,701
	Ford Motor Credit Co. LLC 2.375%, due 1/16/18	1,225,000	1,236,291
			1,336,992
	Finance - Consumer Loans 0.1%
	John Deere Capital Corp.
	1.70%, due 1/15/20	250,000	241,932
	2.80%, due 9/18/17	50,000	52,060
	5.75%, due 9/10/18	75,000	85,504
			379,496
	Finance - Credit Card 0.2%
	Capital One Bank USA N.A. 2.15%, due 11/21/18	675,000	672,556

	Finance - Other Services 0.1%
	National Rural Utilities Cooperative Finance Corp.
	1.90%, due 11/1/15	100,000	101,512
	2.35%, due 6/15/20	175,000	173,869
			275,381

	Food 0.4%
	Ingredion, Inc.
	1.80%, due 9/25/17	75,000	75,306
	4.625%, due 11/1/20	250,000	267,798
	Mondelez International, Inc. 4.125%, due 2/9/16	450,000	469,533
	Safeway, Inc. 3.40%, due 12/1/16	50,000	50,485
	Sysco Corp. 3.00%, due 10/2/21	400,000	400,753
			1,263,875
	Gas 0.0%‡
	Sempra Energy 2.30%, due 4/1/17	75,000	76,549

	Hand & Machine Tools 0.0%‡
	Stanley Black & Decker, Inc. 3.40%, due 12/1/21	50,000	51,406

	Health Care - Products 0.0%‡
	Zimmer Holdings, Inc. 1.40%, due 11/30/14	100,000	100,157

	Insurance 1.1%
	American International Group, Inc. 4.125%, due 2/15/24	400,000	415,499
	Assurant, Inc. 2.50%, due 3/15/18	300,000	301,279
	Five Corners Funding Trust 4.419%, due 11/15/23 (b)	150,000	157,001
	Markel Corp. 3.625%, due 3/30/23	275,000	273,354
	MetLife, Inc. 1.756%, due 12/15/17	150,000	150,898
	Nationwide Financial Services, Inc. 5.375%, due 3/25/21 (b)	725,000	814,436
	Pricoa Global Funding I 2.20%, due 5/16/19 (b)	250,000	246,659
	Principal Financial Group, Inc. 8.875%, due 5/15/19	90,000	114,260
	QBE Insurance Group, Ltd. 2.40%, due 5/1/18 (b)	200,000	200,083
	Voya Financial, Inc. 2.90%, due 2/15/18	815,000	838,456
			3,511,925
	Iron & Steel 0.1%
	ArcelorMittal 4.25%, due 2/25/15	100,000	100,375
	Carpenter Technology Corp. 4.45%, due 3/1/23	125,000	128,291
	Reliance Steel & Aluminum Co. 4.50%, due 4/15/23	200,000	205,607
			434,273
	Machinery 0.1%
	Caterpillar Financial Services Corp. 2.10%, due 6/9/19	200,000	198,601

	Media 0.3%
	COX Communications, Inc. 5.45%, due 12/15/14	64,000	64,629
	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
	3.50%, due 3/1/16	75,000	77,617
	4.45%, due 4/1/24	375,000	390,546
	Time Warner Cable, Inc. 4.00%, due 9/1/21	200,000	210,443
	Viacom, Inc. 1.25%, due 2/27/15	100,000	100,334
			843,569
	Mining 0.6%
	Barrick Gold Corp. 4.10%, due 5/1/23	725,000	696,649
	BHP Billiton Finance USA, Ltd. 1.875%, due 11/21/16	150,000	153,053
	Rio Tinto Finance USA PLC 1.075%, due 6/17/16 (a)	250,000	252,352
	Rio Tinto Finance USA, Ltd.
	2.25%, due 9/20/16	275,000	281,491
	3.50%, due 11/2/20	200,000	207,190
	Yamana Gold, Inc. 4.95%, due 7/15/24 (b)	275,000	273,753
			1,864,488
	Oil & Gas 0.5%
	Anadarko Petroleum Corp. 5.95%, due 9/15/16	275,000	299,972
	BP Capital Markets PLC 1.846%, due 5/5/17	75,000	75,802
	Petrobras International Finance Co.
	2.875%, due 2/6/15	200,000	201,234
	5.375%, due 1/27/21	500,000	505,410
	Petroleos Mexicanos
	3.125%, due 1/23/19 (b)	125,000	128,125
	3.50%, due 1/30/23	100,000	95,800
	Plains Exploration & Production Co. 6.75%, due 2/1/22	65,000	71,987
	Rowan Companies., Inc. 4.75%, due 1/15/24	175,000	175,919
	Total Capital International S.A. 1.55%, due 6/28/17	100,000	100,713
			1,654,962
	Packaging & Containers 0.2%
	Packaging Corp. of America 4.50%, due 11/1/23	650,000	687,470

	Pharmaceuticals 0.2%
	Express Scripts Holding Co. 2.25%, due 6/15/19	300,000	295,797
	Novartis Securities Investment, Ltd. 5.125%, due 2/10/19	125,000	140,382
	Sanofi 4.00%, due 3/29/21	125,000	134,245
			570,424
	Pipelines 0.3%
	Energy Transfer Partners, L.P. 4.15%, due 10/1/20	375,000	389,407
	Plains All American Pipeline, L.P. / PAA Finance Corp. 8.75%, due 5/1/19	200,000	253,262
	Spectra Energy Partners, L.P. 2.95%, due 9/25/18	200,000	206,166
	Texas Eastern Transmission, L.P. 2.80%, due 10/15/22 (b)	175,000	166,393
			1,015,228
	Real Estate 0.1%
	WEA Finance LLC / Westfield UK & Europe Finance PLC
	2.70%, due 9/17/19 (b)	250,000	250,592
	3.75%, due 9/17/24 (b)	250,000	249,322
			499,914
	Real Estate Investment Trusts 0.7%
	Brandywine Operating Partnership, L.P.
	4.10%, due 10/1/24	200,000	197,606
	5.70%, due 5/1/17	500,000	544,877
	DDR Corp. 4.75%, due 4/15/18	355,000	382,970
	Hospitality Properties Trust 6.30%, due 6/15/16	170,000	179,674
	Host Hotels & Resorts, L.P. 6.00%, due 10/1/21	150,000	170,839
	Liberty Property, L.P. 4.40%, due 2/15/24	125,000	130,657
	ProLogis, L.P. 4.25%, due 8/15/23	550,000	567,723
			2,174,346
	Retail 0.0%‡
	Home Depot, Inc. (The) 4.40%, due 4/1/21	125,000	139,054

	Semiconductors 0.1%
	Samsung Electronics America, Inc. 1.75%, due 4/10/17 (b)	200,000	200,593

	Software 0.1%
	Fiserv, Inc. 4.75%, due 6/15/21	200,000	220,355

	Telecommunications 0.8%
	Orange S.A. 2.75%, due 2/6/19	225,000	227,687
	Telefonica Emisiones SAU 3.192%, due 4/27/18	475,000	489,899
	Verizon Communications, Inc.
	2.00%, due 11/1/16	100,000	101,569
	3.45%, due 3/15/21	375,000	380,597
	3.65%, due 9/14/18	400,000	421,454
	5.15%, due 9/15/23	750,000	830,527
	Vodafone Group PLC 1.25%, due 9/26/17	100,000	98,572
			2,550,305
	Textiles 0.0%‡
	Mohawk Industries, Inc. 3.85%, due 2/1/23	100,000	99,210

	Transportation 0.0%‡
	Burlington Northern Santa Fe LLC 4.70%, due 10/1/19	125,000	139,074
	Total Corporate Bonds (Cost $46,189,527)		46,973,072

	Foreign Government Bonds 0.5%
	Regional (State & Province) 0.2%
	Province of Ontario 1.10%, due 10/25/17	425,000	422,003
	Province of Quebec 3.50%, due 7/29/20	200,000	212,960
			634,963
	Sovereign 0.3%
	Brazilian Government International Bond 2.625%, due 1/5/23	200,000	180,000
	Italy Government International Bond 4.75%, due 1/25/16	175,000	183,527
	Poland Government International Bond 5.00%, due 3/23/22	50,000	54,938
	Romanian Government International Bond 4.375%, due 8/22/23 (b)	250,000	255,687
	Russian Federation 3.50%, due 1/16/19 (b)	400,000	388,500
	Turkey Government International Bond 6.75%, due 4/3/18	100,000	110,750
			1,173,402
	Total Foreign Government Bonds (Cost $1,823,687)		1,808,365

	Mortgage-Backed Securities 0.9%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.9%
	Boca Hotel Portfolio Trust Series 2013-BOCA, Class A 1.304%, due 8/15/26 (a)(b)	121,842	121,924
	Citigroup Commercial Mortgage Trust Series 2014-GC21, Class A5 3.855%, due 5/10/47	200,000	206,614
	Commercial Mortgage Pass Through Certificates
	Series 2013-THL, Class A2 1.207%, due 6/8/30 (a)(b)	300,000	300,204
	Series 2013-LC13, Class A2 3.009%, due 8/10/46	300,000	308,811
	GRACE Mortgage Trust Series 2014-GRCE, Class A 3.369%, due 6/10/28 (b)	200,000	205,044
	JP Morgan Chase Commercial Mortgage Securities Corp.
	Series 2012-C6, Class A2 2.206%, due 5/15/45	100,000	101,789
	Series 2006-CB15, Class A4 5.814%, due 6/12/43 (a)	128,948	137,042
	JPMBB Commercial Mortgage Securities Trust Series 2013-C14, Class A2 3.019%, due 8/15/46	300,000	308,961
	LB-UBS Commercial Mortgage Trust Series 2006-C7, Class A3 5.347%, due 11/15/38	200,000	214,790
	Morgan Stanley Bank of America Merrill Lynch Trust
	Series 2013-C13, Class A2 2.936%, due 11/15/46	500,000	512,286
	Series 2013-C12, Class A4 4.259%, due 10/15/46	300,000	320,344
	Morgan Stanley Capital I, Inc. Series 2007-T25, Class A3 5.514%, due 11/12/49 (a)	197,286	212,729
	Total Mortgage-Backed Securities (Cost $2,978,463)		2,950,538

	U.S. Government & Federal Agencies 15.7%
	Federal Home Loan Bank 0.1%
	1.30%, due 6/5/18	200,000	198,746

¤	Federal Home Loan Mortgage Corporation 0.8%
	0.75%, due 1/12/18	600,000	588,293
	0.875%, due 3/7/18	250,000	245,743
	1.00%, due 9/27/17	75,000	74,573
	1.00%, due 9/29/17	325,000	323,533
	1.125%, due 5/25/18	225,000	221,910
	1.20%, due 6/12/18	250,000	247,505
	1.375%, due 5/1/20	300,000	289,202
	2.375%, due 1/13/22	800,000	795,374
			2,786,133
¤	Federal National Mortgage Association 0.8%
	0.375%, due 3/16/15	400,000	400,425
	0.875%, due 10/26/17	275,000	272,391
	0.875%, due 2/8/18	550,000	541,225
	0.875%, due 5/21/18	250,000	244,840
	1.00%, due 12/28/17	100,000	98,201
	1.00%, due 2/15/18	275,000	271,597
	1.125%, due 4/27/17	250,000	251,256
	1.75%, due 6/20/19	250,000	247,985
	1.75%, due 9/12/19	250,000	247,793
			2,575,713
¤	United States Treasury Notes 14.0%
	0.375%, due 5/31/16	1,000,000	998,984
	0.50%, due 7/31/16	3,000,000	3,000,351
	0.50%, due 7/31/17	200,000	196,969
	0.625%, due 8/15/16	300,000	300,433
	0.625%, due 2/15/17	725,000	721,885
	0.75%, due 1/15/17	1,144,600	1,143,885
	0.75%, due 3/15/17	1,500,000	1,497,187
	0.875%, due 9/15/16	2,265,000	2,277,299
	0.875%, due 6/15/17	6,950,000	6,933,709
	0.875%, due 7/15/17	2,450,000	2,441,577
	1.00%, due 9/15/17	1,850,000	1,847,110
	1.00%, due 5/31/18	800,000	788,062
	1.25%, due 11/30/18	315,000	310,669
	1.50%, due 12/31/18	1,625,000	1,616,875
	1.625%, due 3/31/19	1,355,300	1,351,489
	1.625%, due 6/30/19	3,325,000	3,307,338
	1.625%, due 7/31/19	1,850,000	1,838,437
	1.625%, due 8/31/19	1,270,000	1,261,269
	1.75%, due 9/30/19	25,000	24,967
	1.75%, due 10/31/20	2,300,000	2,256,696
	2.00%, due 7/31/20	1,500,000	1,500,468
	2.00%, due 9/30/20	1,400,000	1,396,063
	2.00%, due 2/28/21	1,200,000	1,189,781
	2.125%, due 1/31/21	791,600	791,538
	2.125%, due 6/30/21	1,550,000	1,543,219
	2.125%, due 9/30/21	400,000	397,500
	2.25%, due 7/31/18	975,000	1,002,955
	2.25%, due 7/31/21	3,910,000	3,923,443
	2.375%, due 8/15/24	500,000	494,219
			46,354,377
	Total U.S. Government & Federal Agencies (Cost $51,956,040)		51,914,969

	Yankee Bond 0.0%‡ (d)
	Transportation 0.0%‡
	Canadian National Railway Co. 1.45%, due 12/15/16	125,000	126,432

	Total Yankee Bond (Cost $124,576)		126,432
	Total Long-Term Bonds (Cost $110,080,133)		110,760,709

		Shares
	Common Stocks 59.5%
	Aerospace & Defense 1.0%
	General Dynamics Corp.	4,238	538,607
	L-3 Communications Holdings, Inc.	5,114	608,157
	Northrop Grumman Corp.	3,649	480,792
	Raytheon Co.	4,743	481,984
	Spirit AeroSystems Holdings, Inc. Class A (e)	20,874	794,465
	United Technologies Corp.	4,007	423,139
			3,327,144
	Agriculture 1.0%
	Altria Group, Inc.	10,511	482,875
	Archer-Daniels-Midland Co.	10,639	543,653
	Bunge, Ltd.	16,026	1,349,870
	Philip Morris International, Inc.	5,785	482,469
	Reynolds American, Inc.	8,258	487,222
			3,346,089
	Airlines 0.5%
	Alaska Air Group, Inc.	8,797	383,021
	Delta Air Lines, Inc.	14,820	535,743
	Southwest Airlines Co.	20,548	693,906
			1,612,670
	Auto Manufacturers 0.2%
	Ford Motor Co.	25,831	382,041
	General Motors Co.	12,716	406,149
			788,190
	Auto Parts & Equipment 0.2%
	Johnson Controls, Inc.	9,369	412,236
	Lear Corp.	2,117	182,930
			595,166
	Banks 3.0%
¤	Bank of America Corp.	28,275	482,089
	Bank of New York Mellon Corp. (The)	13,899	538,308
	BB&T Corp.	12,830	477,404
	Capital One Financial Corp.	5,900	481,558
	CIT Group, Inc.	12,248	562,918
	Citigroup, Inc.	10,311	534,316
	Comerica, Inc.	4,388	218,786
	Fifth Third Bancorp	49,612	993,232
	Goldman Sachs Group, Inc. (The)	2,278	418,173
	Huntington Bancshares, Inc.	108,579	1,056,474
¤	JPMorgan Chase & Co.	8,936	538,305
	KeyCorp	21,213	282,769
¤	Morgan Stanley	12,173	420,821
	PNC Financial Services Group, Inc.	4,911	420,283
	State Street Corp.	6,479	476,919
	SunTrust Banks, Inc.	7,812	297,090
	SVB Financial Group (e)	9,126	1,022,933
	U.S. Bancorp	10,074	421,396
	Wells Fargo & Co.	8,132	421,807
			10,065,581
	Beverages 0.4%
	Molson Coors Brewing Co. Class B	16,471	1,226,101

	Biotechnology 0.4%
	Amgen, Inc.	3,836	538,804
	Bio-Rad Laboratories, Inc. Class A (e)	1,003	113,740
	Myriad Genetics, Inc. (e)	18,796	724,962
			1,377,506
	Chemicals 1.2%
	Air Products & Chemicals, Inc.	3,129	407,333
	Cabot Corp.	17,140	870,198
	CF Industries Holdings, Inc.	4,212	1,176,075
	Dow Chemical Co. (The)	10,103	529,801
	E.I. du Pont de Nemours & Co.	5,818	417,500
	Mosaic Co. (The)	15,477	687,333
			4,088,240
	Commercial Services 1.2%
	Aaron's, Inc.	2,863	69,628
	ADT Corp. (The)	29,178	1,034,652
	Apollo Education Group, Inc. (e)	19,007	478,026
	Booz Allen Hamilton Holding Corp.	34,595	809,523
	DeVry Education Group, Inc.	21,136	904,832
	Live Nation Entertainment, Inc. (e)	30,106	723,146
	R.R. Donnelley & Sons Co.	3,816	62,812
			4,082,619
	Computers 2.3%
	Computer Sciences Corp.	19,490	1,191,813
	DST Systems, Inc.	236	19,805
	EMC Corp.	18,637	545,319
	Hewlett-Packard Co.	15,302	542,762
	Lexmark International, Inc. Class A	18,999	807,458
	NetApp, Inc.	27,961	1,201,205
	SanDisk Corp.	13,477	1,320,072
	Synopsys, Inc. (e)	5,061	200,896
	Western Digital Corp.	18,047	1,756,334
			7,585,664
	Cosmetics & Personal Care 0.3%
	Colgate-Palmolive Co.	6,420	418,713
	Procter & Gamble Co. (The)	4,987	417,611
			836,324
	Distribution & Wholesale 0.2%
	Arrow Electronics, Inc. (e)	8,961	495,991

	Diversified Financial Services 0.0%‡
	Nationstar Mortgage Holdings, Inc. (e)	3,951	135,282

	Electric 3.8%
	AES Corp. (The)	12,969	183,900
	American Electric Power Co., Inc.	9,215	481,115
	Calpine Corp. (e)	51,398	1,115,337
	CMS Energy Corp.	3,356	99,539
	Consolidated Edison, Inc.	16,278	922,311
	Dominion Resources, Inc.	6,200	428,358
	DTE Energy Co.	2,486	189,135
	Duke Energy Corp.	5,694	425,740
	Edison International	12,542	701,349
	Entergy Corp.	18,557	1,435,013
	Exelon Corp.	14,288	487,078
	Great Plains Energy, Inc.	30,027	725,753
	Integrys Energy Group, Inc.	3,570	231,407
	NextEra Energy, Inc.	4,513	423,680
	Northeast Utilities	3,535	156,601
	NRG Energy, Inc.	2,691	82,022
	Pepco Holdings, Inc.	39,966	1,069,490
	PG&E Corp.	9,517	428,646
	Pinnacle West Capital Corp.	10,967	599,237
	PPL Corp.	6,989	229,519
	Public Service Enterprise Group, Inc.	38,066	1,417,578
	Southern Co. (The)	9,708	423,754
	Xcel Energy, Inc.	14,686	446,454
			12,703,016
	Electrical Components & Equipment 0.5%
	Emerson Electric Co.	7,638	477,986
	Energizer Holdings, Inc.	9,176	1,130,575
			1,608,561
	Electronics 0.6%
	Jabil Circuit, Inc.	35,570	717,447
	Tech Data Corp. (e)	2,365	139,204
	Thermo Fisher Scientific, Inc.	3,475	422,907
	Vishay Intertechnology, Inc.	46,214	660,398
			1,939,956
	Engineering & Construction 0.1%
	KBR, Inc.	12,894	242,794

	Entertainment 0.1%
	Dolby Laboratories, Inc. Class A (e)	6,704	280,160
	Regal Entertainment Group Class A	1,447	28,767
			308,927
	Environmental Controls 0.9%
	Clean Harbors, Inc. (e)	14,075	758,924
	Covanta Holding Corp.	38,614	819,389
	Republic Services, Inc.	25,003	975,617
	Waste Management, Inc.	11,471	545,217
			3,099,147
	Finance - Consumer Loans 0.1%
	Navient Corp.	19,532	345,912

	Finance - Credit Card 0.2%
	Discover Financial Services	7,411	477,194

	Finance - Investment Banker/Broker 0.5%
	Charles Schwab Corp. (The)	14,093	414,193
	Interactive Brokers Group, Inc. Class A	19,586	488,671
	Raymond James Financial, Inc.	14,486	776,160
			1,679,024
	Finance - Other Services 0.4%
	CME Group, Inc.	5,270	421,363
	NASDAQ OMX Group, Inc. (The)	23,466	995,428
			1,416,791
	Food 1.6%
	ConAgra Foods, Inc.	15,282	504,917
	Ingredion, Inc.	12,855	974,281
	Kellogg Co.	7,797	480,295
	Mondelez International, Inc. Class A	15,710	538,303
	Pilgrim's Pride Corp. (e)	27,584	842,967
	Safeway, Inc.	10,653	365,398
	Sysco Corp.	11,239	426,520
	Tyson Foods, Inc. Class A	32,552	1,281,572
			5,414,253
	Forest Products & Paper 0.2%
	International Paper Co.	1,016	48,504
	Veritiv Corp. (e)	9,976	499,398
			547,902
	Gas 0.8%
	CenterPoint Energy, Inc.	5,866	143,541
	Sempra Energy	3,915	412,563
	UGI Corp.	30,749	1,048,233
	Vectren Corp.	22,905	913,910
			2,518,247
	Hand & Machine Tools 0.0%‡
	Stanley Black & Decker, Inc.	1,017	90,299

	Health Care - Products 1.1%
	CareFusion Corp. (e)	26,638	1,205,370
	Covidien PLC	4,687	405,472
	Hill-Rom Holdings, Inc.	20,588	852,961
	Hospira, Inc. (e)	3,742	194,696
	Medtronic, Inc.	7,602	470,944
	Stryker Corp.	5,915	477,636
			3,607,079
	Health Care - Services 3.1%
	Aetna, Inc.	6,597	534,357
	Cigna Corp.	19,691	1,785,777
	Covance, Inc. (e)	9,245	727,581
	HCA Holdings, Inc. (e)	24,686	1,740,857
	Health Net, Inc. (e)	21,008	968,679
	Humana, Inc.	13,246	1,725,821
	LifePoint Hospitals, Inc. (e)	12,538	867,504
	UnitedHealth Group, Inc.	6,249	538,976
	Universal Health Services, Inc. Class B	8,194	856,273
	WellPoint, Inc.	4,480	535,898
			10,281,723
	Household Products & Wares 0.2%
	Kimberly-Clark Corp.	4,471	480,945

	Insurance 6.2%
	ACE, Ltd.	4,550	477,158
	Aflac, Inc.	8,231	479,456
	Alleghany Corp. (e)	2,452	1,025,304
	Allied World Assurance Co. Holdings, A.G.	6,338	233,492
	Allstate Corp. (The)	8,813	540,854
	American Financial Group, Inc.	6,598	381,958
	American International Group, Inc.	9,927	536,257
	American National Insurance Co.	2,208	248,179
	Aspen Insurance Holdings, Ltd.	21,329	912,241
	Assurant, Inc.	15,100	970,930
	Axis Capital Holdings, Ltd.	21,217	1,004,201
	Berkshire Hathaway, Inc. Class B (e)	3,471	479,484
	Chubb Corp. (The)	5,267	479,718
	CNA Financial Corp.	12,803	486,898
	Endurance Specialty Holdings, Ltd.	14,739	813,298
	Everest Re Group, Ltd.	6,624	1,073,154
	Hanover Insurance Group, Inc. (The)	13,552	832,364
	Hartford Financial Services Group, Inc. (The)	3,117	116,108
	Lincoln National Corp.	26,607	1,425,603
	Marsh & McLennan Cos., Inc.	8,028	420,186
	Mercury General Corp.	2,476	120,854
	MetLife, Inc.	8,898	478,001
	PartnerRe, Ltd.	9,367	1,029,340
	Progressive Corp. (The)	15,507	392,017
	Prudential Financial, Inc.	6,010	528,519
	Reinsurance Group of America, Inc.	11,599	929,428
	RenaissanceRe Holdings, Ltd.	873	87,291
	StanCorp Financial Group, Inc.	14,201	897,219
	Travelers Companies, Inc. (The)	5,100	479,094
	Unum Group	1,466	50,401
	Validus Holdings, Ltd.	13,072	511,638
	Voya Financial, Inc.	26,705	1,044,165
	W.R. Berkley Corp.	20,850	996,630
	White Mountains Insurance Group, Ltd.	108	68,048
			20,549,488
	Internet 0.1%
	Symantec Corp.	345	8,111
	Yahoo!, Inc. (e)	10,374	422,740
			430,851
	Investment Management/Advisory Services 0.8%
	Ameriprise Financial, Inc.	5,869	724,117
	BlackRock, Inc.	1,436	471,468
	Federated Investors, Inc. Class B	692	20,317
	Franklin Resources, Inc.	8,754	478,056
	Legg Mason, Inc.	18,539	948,455
			2,642,413
	Iron & Steel 0.2%
	Nucor Corp.	602	32,677
	Reliance Steel & Aluminum Co.	1,068	73,051
	Steel Dynamics, Inc.	2,643	59,758
	United States Steel Corp.	15,065	590,096
			755,582
	Leisure Time 0.6%
	Carnival Corp.	13,242	531,931
	Royal Caribbean Cruises, Ltd.	19,531	1,314,241
			1,846,172
	Machinery - Construction & Mining 0.2%
	Caterpillar, Inc.	5,391	533,871
	Joy Global, Inc.	2,400	130,896
			664,767
	Machinery - Diversified 0.1%
	Deere & Co.	5,087	417,083

	Media 1.3%
	CBS Corp. Class B	7,731	413,609
	Comcast Corp. Class A	9,978	536,617
	John Wiley & Sons, Inc. Class A	12,244	687,011
	Liberty Media Corp. Class A (e)	4,378	206,554
	Liberty Media Corp. Class C (e)	8,765	411,867
	News Corp. Class A (e)	11,929	195,039
	Thomson Reuters Corp.	13,279	483,488
	Time Warner, Inc.	6,364	478,636
	Twenty-First Century Fox, Inc. Class A	12,248	419,984
	Walt Disney Co. (The)	5,426	483,077
			4,315,882
	Metal Fabricate & Hardware 0.1%
	Timken Co. (The)	3,505	148,577
	Valmont Industries, Inc.	1,596	215,348
			363,925
	Mining 1.0%
	Alcoa, Inc.	96,904	1,559,185
	Freeport-McMoRan, Inc.	14,649	478,290
	Newmont Mining Corp.	53,111	1,224,209
			3,261,684
	Miscellaneous - Manufacturing 1.2%
	Carlisle Companies, Inc.	9,556	768,111
	Danaher Corp.	6,353	482,701
	Dover Corp.	2,009	161,383
	Eaton Corp. PLC	6,458	409,244
	General Electric Co.	16,458	421,654
	Ingersoll-Rand PLC	11,428	644,082
	Textron, Inc.	28,816	1,037,088
			3,924,263
	Office & Business Equipment 0.7%
	Pitney Bowes, Inc.	34,730	867,902
	Xerox Corp.	110,634	1,463,688
			2,331,590
	Oil & Gas 4.3%
	Anadarko Petroleum Corp.	4,631	469,769
	Apache Corp.	5,089	477,705
	Chesapeake Energy Corp.	25,223	579,877
	Chevron Corp.	3,963	472,865
	ConocoPhillips	6,164	471,669
	CVR Energy, Inc.	8,660	387,362
	Devon Energy Corp.	6,950	473,851
	Exxon Mobil Corp.	5,045	474,482
	Hess Corp.	5,627	530,739
	HollyFrontier Corp.	23,831	1,040,938
	Marathon Oil Corp.	12,494	469,650
	Marathon Petroleum Corp.	6,366	539,009
	Murphy Oil Corp.	8,300	472,353
	Nabors Industries, Ltd.	43,651	993,497
	Newfield Exploration Co. (e)	19,528	723,903
	Occidental Petroleum Corp.	4,896	470,750
	Patterson-UTI Energy, Inc.	26,708	868,811
	PBF Energy, Inc. Class A	32,990	791,760
	Phillips 66	6,581	535,101
	Seventy Seven Energy, Inc. (e)	1,326	31,479
	Tesoro Corp.	15,841	965,984
	Unit Corp. (e)	9,681	567,791
	Valero Energy Corp.	11,510	532,568
	Whiting Petroleum Corp. (e)	1,788	138,659
	WPX Energy, Inc. (e)	34,471	829,372
			14,309,944
	Oil & Gas Services 0.6%
	Baker Hughes, Inc.	8,158	530,760
	National Oilwell Varco, Inc.	6,894	524,633
	NOW, Inc. (e)	4,534	137,879
	Superior Energy Services, Inc.	28,579	939,392
			2,132,664
	Pharmaceuticals 2.0%
	Abbott Laboratories	10,040	417,564
	Bristol-Myers Squibb Co.	8,254	422,440
	Cardinal Health, Inc.	24,824	1,859,814
	Eli Lilly & Co.	8,265	535,985
	Express Scripts Holding Co. (e)	7,559	533,892
	Johnson & Johnson	4,495	479,122
	Merck & Co., Inc.	9,113	540,219
	Omnicare, Inc.	5,489	341,745
	Pfizer, Inc.	18,211	538,499
	Quintiles Transnational Holdings, Inc. (e)	14,164	790,068
			6,459,348
	Pipelines 0.4%
	Kinder Morgan, Inc.	10,987	421,241
	ONEOK, Inc.	4,514	295,893
	Spectra Energy Corp.	10,766	422,673
			1,139,807
	Real Estate 0.1%
	Jones Lang LaSalle, Inc.	2,736	345,666

	Real Estate Investment Trusts 5.0%
	American Capital Agency Corp.	47,398	1,007,207
	AvalonBay Communities, Inc.	3,516	495,651
	BioMed Realty Trust, Inc.	1,057	21,351
	Brixmor Property Group, Inc.	3,441	76,597
	Camden Property Trust	14,726	1,009,173
	CBL & Associates Properties, Inc.	49,018	877,422
	CBS Outdoor Americas, Inc.	5,140	153,892
	Chimera Investment Corp.	10,978	33,373
	Columbia Property Trust, Inc.	28,569	681,942
	Corporate Office Properties Trust	8,346	214,659
	Digital Realty Trust, Inc.	18,276	1,140,057
	Duke Realty Corp.	29,260	502,687
	Equity Lifestyle Properties, Inc.	18,687	791,581
	Equity Residential	6,870	423,055
	General Growth Properties, Inc.	6,100	143,655
	HCP, Inc.	4,973	197,478
	Home Properties, Inc.	15,268	889,208
	Hospitality Properties Trust	34,226	918,968
	Host Hotels & Resorts, Inc.	66,952	1,428,086
	Kimco Realty Corp.	3,657	80,125
	Mid-America Apartment Communities, Inc.	3,850	252,752
	National Retail Properties, Inc.	9,302	321,570
	OMEGA Healthcare Investors, Inc.	250	8,548
	Piedmont Office Realty Trust, Inc. Class A	10,937	192,929
	ProLogis, Inc.	3,644	137,379
	Public Storage	2,556	423,887
	Rayonier, Inc.	5,139	160,028
	Realty Income Corp.	3,526	143,826
	Retail Properties of America, Inc. Class A	31,870	466,258
	Senior Housing Properties Trust	22,051	461,307
	Simon Property Group, Inc.	2,561	421,080
	Starwood Property Trust, Inc.	10,246	225,002
	Taubman Centers, Inc.	5,122	373,906
	UDR, Inc.	8,477	230,998
	Vornado Realty Trust	3,403	340,164
	Washington Prime Group, Inc.	49,294	861,659
	Weingarten Realty Investors	6,819	214,798
	Weyerhaeuser Co.	9,556	304,454
			16,626,712
	Retail 2.9%
	Abercrombie & Fitch Co. Class A	6,194	225,090
	Best Buy Co., Inc.	33,824	1,136,148
	Big Lots, Inc.	18,710	805,466
	Chico's FAS, Inc.	42,815	632,378
	Costco Wholesale Corp.	3,359	420,950
	CST Brands, Inc.	15,184	545,865
	CVS Health Corp.	5,253	418,086
	Dick's Sporting Goods, Inc.	10,213	448,146
	Dillard's, Inc. Class A	7,131	777,136
	DSW, Inc. Class A	15,328	461,526
	GameStop Corp. Class A	9,357	385,508
	Kohl's Corp.	11,587	707,155
	Macy's, Inc.	11,937	694,495
	Signet Jewelers, Ltd.	563	64,131
	Staples, Inc.	30,075	363,908
	Target Corp.	7,625	477,935
	Wal-Mart Stores, Inc.	6,295	481,379
	Walgreen Co.	7,009	415,423
	World Fuel Services Corp.	1,636	65,309
			9,526,034
	Semiconductors 1.7%
	Broadcom Corp. Class A	44,479	1,797,841
	Intel Corp.	15,797	550,052
	Lam Research Corp.	16,253	1,214,099
	Marvell Technology Group, Ltd.	12,655	170,589
	Micron Technology, Inc. (e)	15,998	548,092
	ON Semiconductor Corp. (e)	44,276	395,827
	Rovi Corp. (e)	8,659	170,972
	Teradyne, Inc.	47,905	928,878
			5,776,350
	Software 0.7%
	Activision Blizzard, Inc.	14,813	307,962
	Citrix Systems, Inc. (e)	6,647	474,197
	Electronic Arts, Inc. (e)	24,326	866,249
	Microsoft Corp.	11,661	540,604
	SEI Investments Co.	6,700	242,272
			2,431,284
	Telecommunications 2.1%
	Amdocs, Ltd.	7,614	349,330
	AT&T, Inc.	15,341	540,617
	CenturyLink, Inc.	13,429	549,112
	Cisco Systems, Inc.	21,649	544,905
	Corning, Inc.	27,239	526,802
	EchoStar Corp. Class A (e)	17,034	830,578
	Frontier Communications Corp.	163,824	1,066,494
	Juniper Networks, Inc.	24,613	545,178
	Level 3 Communications, Inc. (e)	8,333	381,068
	Sprint Corp. (e)	75,005	475,532
	T-Mobile U.S., Inc. (e)	16,661	481,003
	Windstream Holdings, Inc.	69,503	749,243
			7,039,862
	Textiles 0.1%
	Cintas Corp.	6,466	456,435

	Transportation 0.8%
	Con-way, Inc.	17,991	854,573
	CSX Corp.	16,746	536,877
	FedEx Corp.	3,387	546,831
	Norfolk Southern Corp.	4,862	542,599
	Ryder System, Inc.	901	81,063
			2,561,943
	Trucking & Leasing 0.2%
	AMERCO	2,912	762,624
	Total Common Stocks (Cost $165,377,303)		197,396,710

	Exchange-Traded Funds 6.6% (f)
¤	iShares Intermediate Credit Bond Fund	41,400	4,525,434
¤	iShares Intermediate Government/Credit Bond Fund	76,263	8,407,996
¤	iShares Russell 1000 Value Index Fund	19,403	1,942,046
	S&P 500 Index - SPDR Trust Series 1	2,836	558,749
	S&P Midcap 400 Index - Midcap SPDR Trust Series 1	4,772	1,189,755
¤	Vanguard Mid-Cap Value	61,754	5,242,914
	Total Exchange-Traded Funds (Cost $21,364,947)		21,866,894

	Principal Amount
Short-Term Investments 0.5%
Repurchase Agreements 0.5%
State Street Bank and Trust Co. 0.00%, dated 9/30/14 due 10/1/14 Proceeds at Maturity $375,779 (Collateralized by Federal National Mortgage Association securities with rates between 2.11% and 2.17% and maturity date 11/7/22, with a Principal Amount of $410,000 and a Market Value of $389,772)	$375,779	375,779
TD Securities (U.S.A.) LLC 0.001%, dated 9/30/14 due 10/1/14 Proceeds at Maturity $1,381,000 (Collateralized by a United States Treasury Note with a rate of 2.25% and a maturity date of 4/30/21, with a Principal Amount of $1,387,900 and a Market Value of $1,408,690)	1,381,000	1,381,000
Total Short-Term Investments (Cost $1,756,779)		1,756,779
Total Investments (Cost $298,579,162) (i)	100.0%	331,781,092
Other Assets, Less Liabilities	(0.0)‡	(79,181)
Net Assets	100.0%	$331,701,911

	Contracts Short	Unrealized Appreciation (Depreciation) (g)
Futures Contracts (0.0%) ‡
United States Treasury Note December 2014 (2 Year) (h)	(25)	$(2,207)
December 2014 (5 Year) (h)	(4)	1,612
December 2014 (10 Year) (h)	(26)	(9,022)
Total Futures Contracts (Notional Amount $9,184,781)		$(9,617)

¤	Among the Portfolio's 10 largest holdings or issuers held, as of September 30, 2014, excluding short-term investments. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown was the rate in effect as of September 30, 2014.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of September 30, 2014, the total market value of these securities was $2,095,795, which represented 0.6% of the Portfolio's net assets.
(d)	Yankee Bond - Dollar-denominated bond issued in the United States by a foreign bank or corporation.
(e)	Non-income producing security.
(f)	Exchange-Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(g)	Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2014.
(h)	As of September 30, 2014, cash in the amount of $41,675 is on deposit with a broker for futures transactions.
(i)	As of September 30, 2014, cost was $300,060,667 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$36,076,002
Gross unrealized depreciation	(4,355,577)
Net unrealized appreciation	$31,720,425

The following abbreviation is used in the above portfolio:
SPDR	—Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014, for valuing the Portfolio's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities (b)	$—	$4,891,538	$2,095,795	$6,987,333
Corporate Bonds	—	46,973,072	—	46,973,072
Foreign Government Bonds	—	1,808,365	—	1,808,365
Mortgage-Backed Securities	—	2,950,538	—	2,950,538
U.S. Government & Federal Agencies	—	51,914,969	—	51,914,969
Yankee Bond	—	126,432	—	126,432
Total Long-Term Bonds	—	108,664,914	2,095,795	110,760,709
Common Stocks	197,396,710	—	—	197,396,710
Exchange-Traded Funds	21,866,894	—	—	21,866,894
Short-Term Investments
Repurchase Agreements	—	1,756,779	—	1,756,779
Total Investments in Securities	219,263,604	110,421,693	2,095,795	331,781,092
Other Financial Instruments
Futures Contracts Short (c)	1,612	—	—	1,612
Total Investments in Securities and Other Financial Instruments	$219,265,216	$110,421,693	$2,095,795	$331,782,704

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts Short (c)	$(11,229)	$—	$—	$(11,229)
Total Other Financial Instruments	$(11,229)	$—	$—	$(11,229)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 securities valued at $2,095,795 are held in Other ABS within the Asset-Backed Securities section of the Portfolio of Investments.

(c)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2014, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

During the period ended September 30, 2014, securities with a total value of $1,721,481 transferred from Level 3 to Level 2. The transfer occurred as a result of the value of these securities being obtained from an independent pricing source using observable inputs as of September 30, 2014. As of December 31, 2013, the valuation of these securities was obtained using fair valued prices due to market quotations not being readily available.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2013	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of September 30, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2014
Long-Term Bonds
Asset-Back Securities
Other ABS	$2,860,564	$133	$(5,767)	$7,719	$1,648,362	$(693,735)	$-	$(1,721,481)	$2,095,795	$7,719
Total	$2,860,564	$133	$(5,767)	$7,719	$1,648,362	$(693,735)	$-	$(1,721,481)	$2,095,795	$7,719

MainStay VP Bond Portfolio

Portfolio of Investments September 30, 2014 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 99.0%†
	Asset-Backed Securities 9.0%
	Auto Floor Plan 1.0%
	CNH Wholesale Master Note Trust Series 2013-2A, Class A 0.754%, due 8/15/19 (a)(b)	$4,200,000	$4,210,324
	Ford Credit Floorplan Master Owner Trust
	Series 2013-5, Class A2 0.624%, due 9/15/18 (a)	3,000,000	3,007,716
	Series 2013-4, Class A 0.704%, due 6/15/20 (a)	1,600,000	1,608,179
	Navistar Financial Dealer Note Master Trust Series 2013-2, Class A 0.835%, due 9/25/18 (a)(b)	1,900,000	1,904,355
			10,730,574
	Automobile 0.4%
	Chesapeake Funding LLC Series 2013-1A, Class A 0.606%, due 1/7/25 (a)(b)	1,817,581	1,815,018
	Huntington Auto Trust Series 2012-2, Class A3 0.51%, due 4/17/17	2,640,597	2,641,754
			4,456,772
	Credit Cards 0.4%
	American Express Issuance Trust II Series 2013-2, Class A 0.584%, due 8/15/19 (a)	1,200,000	1,202,865
	Citibank Credit Card Issuance Trust Series 2013-A7, Class A7 0.584%, due 9/10/20 (a)	1,500,000	1,505,796
	Discover Card Execution Note Trust Series 2014-A1, Class A1 0.584%, due 7/15/21 (a)	2,200,000	2,203,786
			4,912,447
	Home Equity 0.9%
	Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-2, Class 1A5 6.333%, due 4/25/32 (c)(d)	325,738	332,164
	CIT Group Home Equity Loan Trust Series 2003-1, Class A4 3.93%, due 3/20/32 (c)(d)	479,076	490,974
	Citigroup Mortgage Loan Trust, Inc. Series 2006-WF2, Class A2C 5.70%, due 5/25/36 (c)	153,861	104,034
	Countrywide Asset-Backed Certificates
	Series 2006-S8, Class A3 5.555%, due 4/25/36 (a)(d)	881,407	857,728
	Series 2007-S1, Class A3 5.81%, due 11/25/36 (a)(d)	458,820	439,089
	Credit-Based Asset Servicing and Securitization LLC
	Series 2007-CB4, Class A2B 4.537%, due 4/25/37 (c)(d)	500,000	477,775
	Series 2007-CB2, Class A2C 4.641%, due 2/25/37 (c)(d)	910,806	671,602
	Equity One ABS, Inc. Series 2003-4, Class AF6 5.289%, due 10/25/34 (c)(d)	488,401	499,959
	JPMorgan Mortgage Acquisition Corp.
	Series 2007-CH2, Class AF3 4.764%, due 1/25/37 (c)(d)	975,229	754,405
	Series 2007-CH1, Class AF3 5.327%, due 11/25/36 (c)(d)	686,514	703,722
	Series 2006-WF1, Class A6 6.00%, due 7/25/36 (c)(d)	706,856	431,348
	Morgan Stanley Mortgage Loan Trust Series 2006-17XS, Class A3A 5.651%, due 10/25/46 (c)	1,441,670	942,034
	Popular ABS Mortgage Pass-Through Trust Series 2005-5, Class AF3 4.663%, due 11/25/35 (a)(d)	1,133,644	1,141,501
	RAMP Trust Series 2003-RZ5, Class A7 5.47%, due 9/25/33 (c)	145,814	150,642
	Saxon Asset Securities Trust Series 2003-1, Class AF5 4.923%, due 6/25/33 (c)(d)	1,357,771	1,395,685
			9,392,662
	Other ABS 6.3%
	Apartment Investment & Management Co. CLO Series 2014-AA, Class A 1.763%, due 7/20/26 (a)(b)(e)	2,100,000	2,098,950
	Apidos CDO Series 2013-14A, Class A 1.384%, due 4/15/25 (a)(b)	5,300,000	5,227,390
	Ares CLO, Ltd. Series 2013-2A, Class A1 1.485%, due 7/28/25 (a)(b)	2,600,000	2,581,228
	Babson CLO, Ltd. Series 2013-IA, Class A 1.334%, due 4/20/25 (a)(b)	5,400,000	5,347,512
	Ballyrock CDO, Ltd. Series 2013-1A, Class A 1.412%, due 5/20/25 (a)(b)	4,300,000	4,243,068
	Carlyle Global Market Strategies Series 2014-2A, Class A 1.766%, due 5/15/25 (a)(b)(e)	3,200,000	3,201,920
	Cedar Funding, Ltd. Series 2014-4A, Class A1 1.735%, due 10/23/26 (a)(b)(e)	2,600,000	2,600,000
	Cent CLO, L.P. Series 2013-18A, Class A 1.353%, due 7/23/25 (a)(b)	4,250,000	4,203,080
	Dryden Senior Loan Fund Series 2014-31A, Class A 1.584%, due 4/18/26 (a)(b)	4,300,000	4,263,622
	Galaxy XVII CLO, Ltd. Series 2014-17A, Class A 1.827%, due 7/15/26 (a)(b)(e)	4,200,000	4,195,800
	Hilton Grand Vacations Trust Series 2013-A, Class A 2.28%, due 1/25/26 (b)	2,871,109	2,887,999
	Jamestown CLO, Ltd. Series 2013-3A, Class A1A 1.684%, due 1/15/26 (a)(b)(e)	4,600,000	4,576,540
	Marriott Vacation Club Owner Trust Series 2007-2A, Class A 5.808%, due 10/20/29 (b)	567,088	573,193
	MVW Owner Trust Series 2014-1A, Class A 2.25%, due 9/20/31	1,200,000	1,199,659
	Nomad CLO, Ltd. Series 2013-1A, Class A1 1.434%, due 1/15/25 (a)(b)	4,100,000	4,060,722
	Oak Hill Credit Partners X, Ltd. Series 2014-10A, Class A 1.724%, due 7/20/26 (a)(b)(e)	1,000,000	1,000,000
	Octagon Loan Funding, Ltd. Series 2014-1A, Class A1 1.646%, due 11/18/26 (a)(b)(e)	5,200,000	5,182,840
	Race Point VIII CLO, Ltd. Series 2013-8A, Class A 1.482%, due 2/20/25 (a)(b)	4,000,000	3,978,480
	Sheridan Square CLO, Ltd. Series 2013-1A, Class A2 1.404%, due 4/15/25 (a)(b)	4,100,000	4,070,398
	Sierra Receivables Funding Co. LLC Series 2014-1A, Class A 2.07%, due 3/20/30 (b)	1,924,187	1,928,517
			67,420,918
	Total Asset-Backed Securities (Cost $98,343,739)		96,913,373

	Corporate Bonds 37.8%
	Aerospace & Defense 0.2%
	BAE Systems PLC 4.75%, due 10/11/21 (b)	2,000,000	2,207,116

	Auto Manufacturers 0.5%
	Daimler Finance North America LLC
	2.375%, due 8/1/18 (b)	1,725,000	1,746,050
	3.875%, due 9/15/21 (b)	1,625,000	1,723,285
	Volkswagen Group of America Finance LLC 1.25%, due 5/23/17 (b)	2,450,000	2,436,795
			5,906,130
	Banks 11.7%
	Abbey National Treasury Services PLC 3.05%, due 8/23/18	3,575,000	3,705,055
	Australia & New Zealand Banking Group, Ltd. 4.50%, due 3/19/24 (b)	2,750,000	2,773,639
¤	Bank of America Corp.
	2.00%, due 1/11/18	3,000,000	2,986,953
	4.00%, due 4/1/24	2,225,000	2,248,187
	4.20%, due 8/26/24	4,475,000	4,436,305
	5.00%, due 1/21/44	4,750,000	5,010,956
	5.625%, due 7/1/20	925,000	1,044,503
	BB&T Corp.
	0.90%, due 2/1/19 (a)	3,525,000	3,561,082
	1.094%, due 6/15/18 (a)	3,400,000	3,459,894
	Citigroup, Inc.
	2.50%, due 7/29/19	4,925,000	4,881,113
	5.375%, due 8/9/20	3,016,000	3,413,002
	6.00%, due 8/15/17	2,000,000	2,239,952
	6.01%, due 1/15/15	775,000	787,217
	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A. 5.75%, due 12/1/43	4,000,000	4,541,980
	Credit Agricole S.A. 1.625%, due 4/15/16 (b)	3,000,000	3,029,178
	Credit Suisse 3.625%, due 9/9/24	4,475,000	4,415,071
	Export-Import Bank of Korea 1.75%, due 2/27/18	600,000	594,222
¤	Goldman Sachs Group, Inc. (The)
	1.334%, due 11/15/18 (a)	2,500,000	2,543,405
	2.375%, due 1/22/18	2,750,000	2,778,548
	2.90%, due 7/19/18	4,000,000	4,097,224
	5.375%, due 3/15/20	850,000	946,364
	6.15%, due 4/1/18	1,250,000	1,409,450
	6.25%, due 2/1/41	550,000	666,173
	HSBC Bank PLC 4.125%, due 8/12/20 (b)	1,300,000	1,398,415
	HSBC Bank USA N.A. 4.875%, due 8/24/20	1,500,000	1,657,545
	HSBC Holdings PLC 5.25%, due 3/14/44	3,750,000	3,981,206
	HSBC USA, Inc. 1.116%, due 9/24/18 (a)	2,800,000	2,855,028
	Huntington Bancshares, Inc. 2.60%, due 8/2/18	3,350,000	3,385,667
	Intesa Sanpaolo S.p.A. 2.375%, due 1/13/17	3,500,000	3,538,892
	JPMorgan Chase & Co. 5.40%, due 1/6/42	2,425,000	2,755,605
	Korea Development Bank (The) 3.875%, due 5/4/17	1,300,000	1,373,204
	Mizuho Bank, Ltd.
	2.45%, due 4/16/19 (b)	1,675,000	1,671,288
	2.65%, due 9/25/19 (b)	5,425,000	5,422,998
	Mizuho Financial Group Cayman 3, Ltd. 4.60%, due 3/27/24 (b)	3,325,000	3,457,757
	Morgan Stanley
	4.10%, due 5/22/23	3,000,000	2,991,714
	4.35%, due 9/8/26	2,500,000	2,457,043
	4.875%, due 11/1/22	1,675,000	1,769,607
	5.50%, due 1/26/20	800,000	897,002
	5.625%, due 9/23/19	800,000	900,540
	6.625%, due 4/1/18	600,000	687,134
	MUFG Union Bank N.A. 0.985%, due 9/26/16 (a)	1,000,000	1,008,696
	Santander UK PLC 5.00%, due 11/7/23 (b)	5,530,000	5,801,833
	Skandinaviska Enskilda Banken AB 1.75%, due 3/19/18 (b)	3,000,000	2,987,046
	Sumitomo Mitsui Trust Bank, Ltd. 1.015%, due 9/16/16 (a)(b)	2,150,000	2,163,399
	UBS AG/Stamford CT 2.375%, due 8/14/19	2,175,000	2,155,899
	Wells Fargo & Co. 5.375%, due 11/2/43	4,500,000	4,915,022
			125,802,013
	Building Materials 0.1%
	CRH America, Inc. 4.125%, due 1/15/16	675,000	700,948

	Chemicals 1.1%
	Airgas, Inc. 2.375%, due 2/15/20	2,000,000	1,968,922
	Cabot Corp. 5.00%, due 10/1/16	2,100,000	2,246,002
	Dow Chemical Co. (The) 5.70%, due 5/15/18	345,000	389,217
	Monsanto Co. 2.75%, due 7/15/21	1,200,000	1,189,841
	NewMarket Corp. 4.10%, due 12/15/22	5,536,000	5,540,468
			11,334,450
	Commercial Services 0.6%
	Experian Finance PLC 2.375%, due 6/15/17 (b)	6,769,000	6,873,947

	Computers 0.7%
	Hewlett-Packard Co.
	2.75%, due 1/14/19	4,825,000	4,900,521
	3.30%, due 12/9/16	2,750,000	2,869,333
			7,769,854
	Diversified Financial Services 0.4%
	General Electric Capital Corp.
	4.65%, due 10/17/21	625,000	688,417
	5.50%, due 1/8/20	2,300,000	2,635,752
	5.875%, due 1/14/38	1,000,000	1,206,166
			4,530,335
	Electric 2.3%
	Appalachian Power Co. 6.375%, due 4/1/36	1,750,000	2,248,122
	Arizona Public Service Co. 5.50%, due 9/1/35	1,275,000	1,513,183
	Dayton Power & Light Co. (The) 1.875%, due 9/15/16	1,725,000	1,747,948
	Duke Energy Progress, Inc. 6.125%, due 9/15/33	500,000	637,304
	FirstEnergy Transmission LLC 4.35%, due 1/15/25 (b)	5,000,000	5,087,480
	GDF Suez 1.625%, due 10/10/17 (b)	1,150,000	1,154,267
	Great Plains Energy, Inc. 4.85%, due 6/1/21	385,000	424,089
	Kansas City Power & Light Co. 7.15%, due 4/1/19	900,000	1,083,327
	Nisource Finance Corp.
	4.80%, due 2/15/44	1,325,000	1,348,031
	5.65%, due 2/1/45	4,300,000	4,887,939
	Ohio Edison Co. 6.875%, due 7/15/36	2,500,000	3,269,885
	Union Electric Co. 6.70%, due 2/1/19	1,500,000	1,780,254
			25,181,829
	Electronics 0.5%
	Amphenol Corp. 3.125%, due 9/15/21	1,700,000	1,696,116
	Thermo Fisher Scientific, Inc. 5.30%, due 2/1/44	3,350,000	3,676,926
			5,373,042
	Finance - Auto Loans 0.6%
	American Honda Finance Corp. 0.732%, due 10/7/16 (a)	1,000,000	1,007,009
	Ford Motor Credit Co. LLC 2.375%, due 1/16/18	5,775,000	5,828,228
			6,835,237
	Finance - Consumer Loans 0.1%
	John Deere Capital Corp. 1.70%, due 1/15/20	1,000,000	967,729

	Finance - Credit Card 0.1%
	Capital One Bank USA N.A. 2.15%, due 11/21/18	1,325,000	1,320,204

	Finance - Investment Banker/Broker 0.1%
	Credit Suisse A.G. / Guernsey 2.60%, due 5/27/16 (b)	575,000	592,142

	Finance - Other Services 0.2%
	National Rural Utilities Cooperative Finance Corp. 2.35%, due 6/15/20	1,850,000	1,838,049

	Food 1.1%
	Ingredion, Inc.
	1.80%, due 9/25/17	1,600,000	1,606,536
	4.625%, due 11/1/20	2,150,000	2,303,065
	Kroger Co. (The) 7.70%, due 6/1/29	1,000,000	1,314,203
	Safeway, Inc. 3.40%, due 12/1/16	500,000	504,844
	Sysco Corp.
	3.00%, due 10/2/21	3,175,000	3,180,979
	4.50%, due 10/2/44	3,250,000	3,273,744
			12,183,371
	Gas 0.2%
	Sempra Energy 2.30%, due 4/1/17	1,725,000	1,760,632

	Hand & Machine Tools 0.1%
	Stanley Black & Decker, Inc. 3.40%, due 12/1/21	1,150,000	1,182,329

	Insurance 2.9%
	Assurant, Inc. 2.50%, due 3/15/18	2,500,000	2,510,660
	AXIS Specialty Finance PLC 5.15%, due 4/1/45	3,050,000	3,167,992
	Farmers Exchange Capital II 6.151%, due 11/1/53 (a)(b)	3,000,000	3,399,675
	Five Corners Funding Trust 4.419%, due 11/15/23 (b)	1,875,000	1,962,508
	MetLife, Inc. 1.756%, due 12/15/17	1,950,000	1,961,675
	Nationwide Financial Services, Inc. 5.375%, due 3/25/21 (b)	4,944,000	5,553,892
	Pacific LifeCorp 5.125%, due 1/30/43 (b)	4,900,000	5,102,782
	Principal Financial Group, Inc. 8.875%, due 5/15/19	810,000	1,028,338
	QBE Insurance Group, Ltd. 2.40%, due 5/1/18 (b)	1,875,000	1,875,776
	Voya Financial, Inc. 2.90%, due 2/15/18	1,350,000	1,388,854
	XLIT, Ltd. 5.25%, due 12/15/43	2,625,000	2,886,579
			30,838,731
	Investment Management/Advisory Services 0.3%
	Invesco Finance PLC 5.375%, due 11/30/43	2,500,000	2,854,155

	Iron & Steel 0.5%
	ArcelorMittal 4.25%, due 2/25/15	1,325,000	1,329,969
	Carpenter Technology Corp. 4.45%, due 3/1/23	1,825,000	1,873,045
	Reliance Steel & Aluminum Co. 4.50%, due 4/15/23	2,300,000	2,364,487
			5,567,501
	Machinery - Diversified 0.1%
	Deere & Co. 5.375%, due 10/16/29	1,100,000	1,300,125

	Media 1.0%
	21st Century Fox America, Inc. 6.40%, due 12/15/35	2,500,000	3,099,503
	COX Communications, Inc. 5.45%, due 12/15/14	480,000	484,715
	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 4.45%, due 4/1/24	5,000,000	5,207,275
	Time Warner Cable, Inc. 4.50%, due 9/15/42	2,000,000	1,973,582
			10,765,075
	Mining 1.1%
	Barrick Gold Corp. 4.10%, due 5/1/23	5,275,000	5,068,721
	Rio Tinto Finance USA PLC 1.075%, due 6/17/16 (a)	3,000,000	3,028,218
	Rio Tinto Finance USA, Ltd. 3.75%, due 9/20/21	750,000	778,040
	Yamana Gold, Inc. 4.95%, due 7/15/24 (b)	2,850,000	2,837,081
			11,712,060
	Miscellaneous - Manufacturing 0.2%
	Carlisle Cos., Inc. 6.125%, due 8/15/16	2,500,000	2,685,137

	Oil & Gas 2.3%
	Anadarko Petroleum Corp. 5.95%, due 9/15/16	3,600,000	3,926,913
	Marathon Petroleum Corp. 5.00%, due 9/15/54	2,700,000	2,572,714
	Pemex Project Funding Master Trust 5.75%, due 3/1/18	2,000,000	2,215,000
	Petrobras International Finance Co.
	2.875%, due 2/6/15	2,350,000	2,364,500
	5.375%, due 1/27/21	4,150,000	4,194,903
	Petroleos Mexicanos
	3.125%, due 1/23/19 (b)	2,275,000	2,331,875
	3.50%, due 1/30/23	1,575,000	1,508,850
	Plains Exploration & Production Co. 6.75%, due 2/1/22	650,000	719,875
	Rowan Cos., Inc. 5.85%, due 1/15/44	4,500,000	4,428,801
	Statoil ASA 3.125%, due 8/17/17	350,000	367,409
	Valero Energy Corp. 6.625%, due 6/15/37	550,000	656,627
			25,287,467
	Packaging & Containers 0.4%
	Packaging Corp. of America 4.50%, due 11/1/23	3,800,000	4,019,055

	Pharmaceuticals 1.3%
	Actavis Funding SCS
	2.45%, due 6/15/19 (b)	1,300,000	1,263,991
	4.85%, due 6/15/44 (b)	2,500,000	2,348,732
	Cardinal Health, Inc. 1.90%, due 6/15/17	2,165,000	2,188,713
	Express Scripts Holding Co. 2.25%, due 6/15/19	1,825,000	1,799,432
	McKesson Corp. 4.883%, due 3/15/44	3,025,000	3,114,855
	Merck Sharp & Dohme Corp. 5.95%, due 12/1/28	1,200,000	1,493,560
	Novartis Securities Investment, Ltd. 5.125%, due 2/10/19	800,000	898,445
	Sanofi 4.00%, due 3/29/21	1,000,000	1,073,957
			14,181,685
	Pipelines 1.6%
	Energy Transfer Partners, L.P.
	4.15%, due 10/1/20	5,975,000	6,204,560
	6.50%, due 2/1/42	1,300,000	1,480,270
	Enterprise Products Operating LLC 5.10%, due 2/15/45	3,600,000	3,797,305
	Kinder Morgan Energy Partners, L.P. 6.375%, due 3/1/41	400,000	451,204
	Spectra Energy Partners, L.P. 2.95%, due 9/25/18	2,750,000	2,834,777
	Texas Eastern Transmission, L.P. 2.80%, due 10/15/22 (b)	2,350,000	2,234,415
			17,002,531
	Real Estate 0.6%
	Regency Centers, L.P. 4.80%, due 4/15/21	1,050,000	1,143,303
	WEA Finance LLC / Westfield UK & Europe Finance PLC
	2.70%, due 9/17/19 (b)	2,400,000	2,405,691
	3.75%, due 9/17/24 (b)	2,450,000	2,443,353
			5,992,347
	Real Estate Investment Trusts 1.8%
	Brandywine Operating Partnership, L.P.
	4.10%, due 10/1/24	2,150,000	2,124,262
	5.70%, due 5/1/17	3,157,000	3,440,357
	DDR Corp.
	4.625%, due 7/15/22	1,500,000	1,585,146
	4.75%, due 4/15/18	2,000,000	2,157,578
	Hospitality Properties Trust 6.30%, due 6/15/16	1,325,000	1,400,404
	Host Hotels & Resorts, L.P. 6.00%, due 10/1/21	1,700,000	1,936,174
	ProLogis, L.P.
	4.25%, due 8/15/23	2,325,000	2,399,918
	6.875%, due 3/15/20	1,500,000	1,772,564
	Realty Income Corp. 2.00%, due 1/31/18	2,750,000	2,748,738
			19,565,141
	Semiconductors 0.2%
	Samsung Electronics America, Inc. 1.75%, due 4/10/17 (b)	2,475,000	2,482,333

	Software 0.1%
	Fiserv, Inc. 4.75%, due 6/15/21	1,355,000	1,492,906

	Telecommunications 2.5%
	Orange S.A.
	2.75%, due 2/6/19	2,525,000	2,555,153
	5.375%, due 1/13/42	1,675,000	1,824,767
	Telecom Italia Capital S.A. 5.25%, due 10/1/15	250,000	256,875
	Telefonica Emisiones SAU 3.192%, due 4/27/18	5,000,000	5,156,835
¤	Verizon Communications, Inc.
	3.45%, due 3/15/21	3,725,000	3,780,592
	3.65%, due 9/14/18	5,250,000	5,531,589
	4.862%, due 8/21/46 (b)	2,637,000	2,644,465
	5.15%, due 9/15/23	3,000,000	3,322,107
	6.40%, due 9/15/33	1,228,000	1,495,972
			26,568,355
	Textiles 0.1%
	Mohawk Industries, Inc. 3.85%, due 2/1/23	925,000	917,693

	Transportation 0.2%
	Norfolk Southern Corp. 5.64%, due 5/17/29	1,400,000	1,634,007

	Total Corporate Bonds (Cost $393,278,177)		407,225,661

	Foreign Government Bonds 0.6%
	Sovereign 0.6%
	Brazilian Government International Bond 2.625%, due 1/5/23	3,000,000	2,700,000
	Italy Government International Bond 4.75%, due 1/25/16	2,500,000	2,621,817
	Poland Government International Bond 5.00%, due 3/23/22	350,000	384,563
	Turkey Government International Bond 6.75%, due 4/3/18	1,250,000	1,384,375
	Total Foreign Government Bonds (Cost $7,260,313)		7,090,755

	Mortgage-Backed Securities 8.3%
	Agency Collateral (Collateralized Mortgage Obligations) 0.5%
	FHLMC Multifamily Structured Pass Through Certificates
	Series K031, Class A2 3.30%, due 4/25/23 (a)	2,300,000	2,372,986
	Series K039, Class A2 3.303%, due 7/25/24	2,400,000	2,456,834
			4,829,820
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 7.2%
	Bear Stearns Commercial Mortgage Securities Trust
	Series 2006-T24, Class AM 5.568%, due 10/12/41 (a)	4,000,000	4,291,168
	Series 2006-PW11, Class AM 5.60%, due 3/11/39 (f)	500,000	526,180
	Series 2007-PW16, Class A4 5.897%, due 6/11/40 (f)	1,700,000	1,867,525
	Boca Hotel Portfolio Trust Series 2013-BOCA, Class A 1.304%, due 8/15/26 (a)(b)	1,340,261	1,341,163
	CGBAM Commercial Mortgage Trust Series 2013-BREH, Class B 1.954%, due 5/15/30 (a)(b)	2,500,000	2,500,240
	Citigroup Commercial Mortgage Trust
	Series 2014-GC21, Class A5 3.855%, due 5/10/47	1,600,000	1,652,915
	Series 2006-C5, Class A4 5.431%, due 10/15/49	3,700,000	3,968,291
	Commercial Mortgage Pass Through Certificates
	Series 2013-THL, Class A2 1.207%, due 6/8/30 (a)(b)	3,400,000	3,402,315
	Series 2013-LC13, Class A2 3.009%, due 8/10/46	2,600,000	2,676,359
	Series 2014-CR17, Class A5 3.977%, due 5/10/47	1,900,000	1,983,150
	Series 2007-C9, Class A4 5.796%, due 12/10/49 (f)	2,370,000	2,609,730
	Credit Suisse Mortgage Capital Certificates Series 2006-C1, Class AM 5.642%, due 2/15/39 (a)	2,300,000	2,420,474
	GRACE Mortgage Trust Series 2014-GRCE, Class A 3.369%, due 6/10/28 (b)	1,700,000	1,742,872
	GS Mortgage Securities Trust Series 2014-GC22, Class A5 3.862%, due 6/10/47	2,600,000	2,686,429
	JP Morgan Chase Commercial Mortgage Securities Corp.
	Series 2012-C6, Class A2 2.206%, due 5/15/45	2,400,000	2,442,946
	Series 2005-CB13, Class A4 5.42%, due 1/12/43 (f)	1,170,000	1,210,426
	Series 2006-CB17, Class A4 5.429%, due 12/12/43	5,000,000	5,328,890
	Series 2006-CB15, Class A4 5.814%, due 6/12/43 (a)	1,461,414	1,553,144
	JPMBB Commercial Mortgage Securities Trust
	Series 2013-C14, Class A2 3.019%, due 8/15/46	2,600,000	2,677,662
	Series 2014-C19, Class A4 3.997%, due 4/15/47	3,000,000	3,138,336
	LB-UBS Commercial Mortgage Trust
	Series 2006-C7, Class A3 5.347%, due 11/15/38	2,300,000	2,470,087
	Series 2007-C7, Class A3 5.866%, due 9/15/45 (a)	3,011,293	3,331,980
	Merrill Lynch / Countrywide Commercial Mortgage Trust Series 2006-4, Class A3 5.172%, due 12/12/49	2,080,000	2,212,981
	ML-CFC Commercial Mortgage Trust Series 2007-6, Class A4 5.485%, due 3/12/51 (a)	4,350,000	4,715,805
	Morgan Stanley Bank of America Merrill Lynch Trust
	Series 2013-C13, Class A4 4.039%, due 11/15/46	2,900,000	3,043,770
	Series 2013-C12, Class A4 4.259%, due 10/15/46	2,600,000	2,776,311
	Morgan Stanley Capital I, Inc.
	Series 2011-C2, Class A2 3.476%, due 6/15/44 (b)	600,000	621,277
	Series 2006-HQ10, Class A4 5.328%, due 11/12/41	712,319	759,994
	Series 2007-T25, Class A3 5.514%, due 11/12/49 (a)	2,268,787	2,446,381
	Series 2006-IQ11, Class A4 5.656%, due 10/15/42 (f)	368,108	383,919
	Series 2007-IQ16, Class A4 5.809%, due 12/12/49	3,989,342	4,359,246
	Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class A4 5.308%, due 11/15/48	491,478	524,548
	WFRBS Commercial Mortgage Trust Series 2013-C11, Class A2 2.029%, due 3/15/45	200,000	201,191
			77,867,705
	Whole Loan Collateral (Collateralized Mortgage Obligations) 0.6%
	Banc of America Funding Corp. Series 2006-7, Class T2A3 5.695%, due 10/25/36 (a)	478,969	393,125
	JP Morgan Mortgage Trust Series 2014-2, Class 1A1 3.00%, due 6/25/29 (b)	4,336,002	4,414,310
	Structured Adjustable Rate Mortgage Loan Trust Series 2006-8, Class 4A3 5.176%, due 9/25/36 (f)	965,849	840,233
	TBW Mortgage-Backed Pass-Through Certificates Series 2006-6, Class A2B 5.66%, due 1/25/37 (c)	1,376,165	800,228
			6,447,896
	Total Mortgage-Backed Securities (Cost $90,458,734)		89,145,421

	Municipal Bonds 0.9%
	California 0.2%
	Sacramento Municipal Utility District 6.322%, due 5/15/36	1,650,000	2,018,858

	Connecticut 0.2%
	State of Connecticut Special Tax Revenue 5.74%, due 12/1/29	1,720,000	1,943,170

	Texas 0.5%
	City of San Antonio, Texas, Water System Revenue 5.502%, due 5/15/29	2,000,000	2,261,680
	Dallas Area Rapid Transit 5.022%, due 12/1/48	700,000	802,109
	Texas Transportation Commission 5.178%, due 4/1/30	2,150,000	2,520,466
			5,584,255
	Washington 0.0%‡
	City of Seattle, Washington, Water System Revenue 5.62%, due 8/1/30	340,000	405,011
	Total Municipal Bonds (Cost $10,152,831)		9,951,294

	U.S. Government & Federal Agencies 42.4%
	Federal Home Loan Bank 0.1%
	1.30%, due 6/5/18	1,500,000	1,490,593

¤	Federal Home Loan Mortgage Corporation 2.3%
	0.75%, due 1/12/18	8,600,000	8,432,205
	1.00%, due 9/27/17	1,325,000	1,317,457
	1.00%, due 1/11/18	1,600,000	1,581,955
	1.125%, due 5/25/18	1,700,000	1,676,656
	1.375%, due 5/1/20	4,200,000	4,048,825
	2.375%, due 1/13/22	8,000,000	7,953,744
			25,010,842
¤	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 8.0%
	2.405%, due 12/1/41 (a)	1,017,850	1,048,081
	2.50%, due 6/1/28	5,054,586	5,115,374
	3.00%, due 2/1/27 TBA (g)	5,300,000	5,449,889
	3.00%, due 9/1/33	3,172,087	3,225,540
	3.00%, due 8/1/43	11,042,112	10,917,366
	3.50%, due 12/1/20	1,646,251	1,731,525
	3.50%, due 9/1/25	100,000	105,220
	3.50%, due 11/1/25	49,524	52,123
	3.50%, due 3/1/26	304,225	319,506
	3.50%, due 1/1/29	960,083	1,009,382
	3.50%, due 2/1/29	999,999	1,051,824
	3.50%, due 3/1/29	39,917	41,944
	3.50%, due 6/1/42 TBA (g)	12,700,000	12,927,210
	4.00%, due 3/1/15	11,644	12,301
	4.00%, due 7/1/23	410,078	434,967
	4.00%, due 8/1/25	187,439	199,105
	4.00%, due 1/1/31	485,989	518,738
	4.00%, due 11/1/41	221,184	233,182
	4.00%, due 11/1/41 TBA (g)	7,700,000	8,082,590
	4.00%, due 1/1/42	238,130	251,047
	4.00%, due 4/1/42	5,350,871	5,641,123
	4.00%, due 5/1/42	458,837	483,726
	4.50%, due 4/1/22	127,056	135,957
	4.50%, due 4/1/23	31,301	33,742
	4.50%, due 6/1/24	76,842	83,148
	4.50%, due 7/1/24	179,040	193,395
	4.50%, due 5/1/25	443,200	479,474
	4.50%, due 4/1/31	470,438	511,811
	4.50%, due 9/1/35	220,955	239,088
	4.50%, due 2/1/39	406,876	439,025
	4.50%, due 4/1/39	309,888	334,374
	4.50%, due 6/1/39	729,174	786,790
	4.50%, due 11/1/39	3,089,789	3,334,237
	4.50%, due 12/1/39	343,661	370,816
	4.50%, due 8/1/40	267,925	289,289
	4.50%, due 9/1/40	1,560,938	1,684,993
	4.50%, due 11/1/40	718,262	775,015
	4.50%, due 1/1/44	2,166,405	2,341,460
	5.00%, due 3/1/23	12,920	13,838
	5.00%, due 6/1/23	172,230	187,147
	5.00%, due 8/1/23	21,694	23,598
	5.00%, due 7/1/24	146,793	159,659
	5.00%, due 3/1/25	356,256	385,273
	5.00%, due 6/1/30	400,306	442,648
	5.00%, due 8/1/35	152,184	168,256
	5.00%, due 4/1/37	2,533,235	2,801,164
	5.00%, due 8/1/37	511,237	562,806
	5.00%, due 3/1/40	2,281,958	2,524,088
	5.50%, due 12/1/18	118,080	125,164
	5.50%, due 9/1/21	169,191	180,308
	5.50%, due 9/1/22	130,305	140,082
	5.50%, due 9/1/37	1,069,487	1,191,049
	5.50%, due 8/1/38	482,789	537,720
	5.50%, due 12/1/38	1,239,437	1,379,715
	6.00%, due 7/1/21	520,693	561,483
	6.00%, due 8/1/36	399,455	449,810
	6.00%, due 9/1/37	529,924	596,725
	6.00%, due 5/1/40	1,131,754	1,286,830
	6.50%, due 7/1/17	24,325	24,401
	6.50%, due 11/1/35	59,683	68,245
	6.50%, due 8/1/37	84,539	95,589
	6.50%, due 11/1/37	162,310	183,525
	6.50%, due 9/1/39	366,852	414,802
	7.00%, due 1/1/33	578,127	662,990
	7.00%, due 9/1/33	121,520	132,680
			86,183,972
¤	Federal National Mortgage Association 1.6%
	0.875%, due 2/8/18	6,200,000	6,101,079
	1.00%, due 12/28/17	1,500,000	1,473,013
	1.00%, due 2/15/18	2,700,000	2,666,596
	1.75%, due 6/20/19	2,500,000	2,479,847
	1.875%, due 2/19/19	4,300,000	4,312,423
			17,032,958
¤	Federal National Mortgage Association (Mortgage Pass-Through Securities) 13.2%
	2.249%, due 6/1/42 (a)	982,052	1,012,006
	2.50%, due 9/1/27 TBA (g)	2,200,000	2,212,375
	2.50%, due 2/1/28	3,606,277	3,648,388
	2.50%, due 5/1/28	4,255,746	4,305,453
	2.50%, due 9/1/28	911,756	922,406
	2.50%, due 5/1/43	859,334	814,840
	2.637%, due 1/1/42 (a)	1,979,814	2,069,840
	3.00%, due 8/1/27 TBA (g)	6,700,000	6,901,000
	3.00%, due 7/1/43	5,632,280	5,560,302
	3.00%, due 8/1/43	15,354,843	15,157,981
	3.00%, due 9/1/43	10,570,900	10,435,372
	3.50%, due 10/1/20	1,766,282	1,859,653
	3.50%, due 9/1/21	136,718	143,968
	3.50%, due 2/1/32	864,102	901,708
	3.50%, due 4/1/32	1,171,580	1,222,499
	3.50%, due 11/1/40	485,602	497,044
	3.50%, due 3/1/42	490,957	502,775
	3.50%, due 5/1/42 TBA (g)	1,000,000	1,019,141
	3.50%, due 9/1/42	561,875	575,402
	3.50%, due 10/1/43	4,564,029	4,671,308
	3.50%, due 12/1/43	295,871	302,826
	3.50%, due 1/1/44	4,369,972	4,472,690
	4.00%, due 8/1/18	541,709	574,026
	4.00%, due 10/1/20	209	222
	4.00%, due 3/1/22	137,916	147,269
	4.00%, due 4/1/24	1,251,507	1,334,923
	4.00%, due 12/1/24	98,754	105,393
	4.00%, due 12/1/25	2,297,565	2,452,809
	4.00%, due 4/1/31	757,715	810,126
	4.00%, due 12/1/39	241,893	255,265
	4.00%, due 7/1/40	1,216,697	1,283,953
	4.00%, due 11/1/41	2,627,110	2,772,331
	4.00%, due 2/1/42 TBA (g)	16,700,000	17,546,481
	4.00%, due 3/1/42	1,730,910	1,827,883
	4.00%, due 5/1/42	2,723,114	2,874,323
	4.50%, due 5/1/24	674,132	725,165
	4.50%, due 7/1/26	872,116	930,769
	4.50%, due 4/1/31	685,624	746,315
	4.50%, due 11/1/35	461,201	498,881
	4.50%, due 4/1/41	1,319,122	1,426,548
	4.50%, due 5/1/41	1,877,006	2,030,660
	4.50%, due 7/1/41	4,018,997	4,344,765
	4.50%, due 9/1/41	1,450,619	1,569,042
	4.50%, due 1/1/44	4,478,898	4,840,394
	5.00%, due 12/1/23	712,853	774,206
	5.00%, due 4/1/29	113,074	124,715
	5.00%, due 4/1/31	546,753	609,265
	5.00%, due 3/1/34	974,361	1,092,832
	5.00%, due 4/1/34	1,086,031	1,214,791
	5.00%, due 4/1/35	508,791	562,651
	5.00%, due 9/1/35	500,000	552,894
	5.00%, due 2/1/36	485,672	536,991
	5.00%, due 5/1/37	984	1,085
	5.00%, due 6/1/37	576,099	635,407
	5.00%, due 2/1/38	1,706,429	1,885,701
	5.00%, due 5/1/38	999,808	1,102,737
	5.00%, due 7/1/38	630,164	700,367
	5.00%, due 1/1/39	335,942	370,527
	5.00%, due 10/1/39	530,465	588,770
	5.50%, due 5/1/16	3,424	3,622
	5.50%, due 1/1/21	5,191	5,663
	5.50%, due 12/1/21	13,135	14,328
	5.50%, due 1/1/22	73,244	79,998
	5.50%, due 2/1/22	4,032	4,410
	5.50%, due 10/1/28	1,077,521	1,203,807
	5.50%, due 4/1/34	284,447	319,227
	5.50%, due 7/1/35	43,573	48,850
	5.50%, due 2/1/37	1,444,378	1,609,699
	5.50%, due 8/1/37	270,612	302,396
	5.50%, due 2/1/38	198,252	220,593
	5.50%, due 3/1/38	899,303	1,000,905
	5.50%, due 6/1/38	683,868	761,066
	5.50%, due 7/1/38	188,648	209,907
	5.50%, due 1/1/39	1,485,511	1,654,652
	5.50%, due 2/1/39	589,524	659,925
	5.50%, due 11/1/39	277,478	308,748
	5.50%, due 6/1/40	205,603	228,773
	6.00%, due 3/1/36	109,526	124,201
	6.00%, due 11/1/37	249,865	282,603
	6.00%, due 10/1/38	1,235,429	1,396,911
	6.00%, due 12/1/38	893,231	1,008,949
	6.00%, due 4/1/40	425,321	482,709
	6.00%, due 10/1/40	666,178	753,628
	6.50%, due 10/1/36	124,355	143,251
	6.50%, due 1/1/37	308,774	362,010
	6.50%, due 8/1/37	28,209	31,931
	6.50%, due 10/1/37	91,830	103,946
	7.00%, due 9/1/37	87,255	96,672
	7.00%, due 10/1/37	2,308	2,581
	7.00%, due 11/1/37	10,646	12,086
	7.50%, due 7/1/28	40,656	45,525
			142,543,031
¤	Government National Mortgage Association (Mortgage Pass-Through Securities) 7.5%
	3.00%, due 11/1/42 TBA (g)	400,000	402,531
	3.00%, due 7/15/43	627,802	633,477
	3.00%, due 7/20/43	473,186	477,244
	3.00%, due 8/15/43	1,925,515	1,942,531
	3.00%, due 8/20/43	97,020	97,852
	3.00%, due 12/20/43	209,605	211,402
	3.50%, due 11/1/42 TBA (g)	15,000,000	15,470,969
	3.50%, due 4/15/43	8,111,387	8,398,654
	3.50%, due 8/20/43	3,930,456	4,069,649
	3.50%, due 11/20/43	4,045,903	4,189,185
	4.00%, due 10/1/40 TBA (g)	3,500,000	3,712,461
	4.00%, due 1/20/42	3,016,129	3,203,073
	4.00%, due 2/20/42	1,221,728	1,297,452
	4.00%, due 10/1/42 TBA (g)	4,100,000	4,345,039
	4.00%, due 8/20/43	3,743,566	4,012,289
	4.00%, due 10/20/43	1,163,528	1,235,645
	4.50%, due 6/15/39	3,067,203	3,330,785
	4.50%, due 5/15/40	401,453	440,537
	4.50%, due 6/15/40	602,985	656,129
	4.50%, due 6/20/40	1,435,212	1,563,948
	4.50%, due 9/15/40	3,646,412	4,001,555
	4.50%, due 3/15/41	233,002	253,583
	4.50%, due 3/20/41	548,731	598,086
	4.50%, due 4/20/41	445,762	485,730
	4.50%, due 9/20/41	804,490	875,491
	4.50%, due 12/20/41	141,124	153,600
	4.50%, due 4/20/42	300,638	327,549
	4.50%, due 3/20/44	1,600,000	1,738,899
	5.00%, due 1/15/39	110,750	122,440
	5.00%, due 3/15/39	45,877	50,700
	5.00%, due 8/15/39	127,158	140,526
	5.00%, due 9/15/39	1,115,837	1,238,754
	5.00%, due 6/15/40	936,005	1,033,473
	5.00%, due 7/15/40	725,116	805,476
	5.00%, due 9/20/40	3,512,024	3,908,544
	5.00%, due 10/20/41	226,255	251,542
	5.00%, due 8/20/43	233,986	257,738
	5.50%, due 1/20/35	11,062	12,562
	5.50%, due 7/15/35	149,782	167,564
	5.50%, due 8/15/35	110,012	123,542
	5.50%, due 5/15/36	111,004	123,927
	5.50%, due 6/15/38	124,082	137,910
	5.50%, due 1/15/39	243,562	270,820
	5.50%, due 3/20/39	854,770	959,454
	5.50%, due 7/15/39	216,893	241,164
	5.50%, due 12/15/39	75,265	83,704
	5.50%, due 2/15/40	433,091	481,658
	6.00%, due 1/15/36	189,082	213,313
	6.00%, due 11/15/37	68,675	77,469
	6.00%, due 12/15/37	524,295	591,430
	6.00%, due 9/15/38	423,066	477,128
	6.00%, due 10/15/38	159,006	179,325
	6.50%, due 1/15/36	314,279	358,219
	6.50%, due 3/15/36	114,696	130,750
	6.50%, due 6/15/36	124,926	143,242
	6.50%, due 9/15/36	44,210	50,811
	6.50%, due 7/15/37	135,447	156,629
	7.00%, due 7/15/31	41,428	44,845
			80,960,004
¤	United States Treasury Bonds 1.7%
	3.375%, due 5/15/44	1,200,000	1,239,000
	4.25%, due 5/15/39	10,000,000	11,962,500
	4.25%, due 11/15/40	3,800,000	4,564,157
			17,765,657
¤	United States Treasury Notes 8.0%
	1.00%, due 9/15/17	20,000,000	19,968,760
	1.50%, due 12/31/18	780,000	776,100
	1.625%, due 6/30/19	3,125,000	3,108,400
	1.625%, due 7/31/19	14,300,000	14,210,625
	1.625%, due 8/31/19	7,990,000	7,935,069
	1.75%, due 9/30/19	10,900,000	10,885,525
	1.75%, due 10/31/20	5,200,000	5,102,094
	2.25%, due 7/31/21	18,400,000	18,463,259
	2.375%, due 12/31/20	1,300,000	1,320,617
	2.375%, due 8/15/24	4,075,000	4,027,885
			85,798,334
	Total U.S. Government & Federal Agencies (Cost $451,049,067)		456,785,391
	Total Long-Term Bonds (Cost $1,050,542,861)		1,067,111,895

	Short-Term Investments 8.4%
	Financial Company Commercial Paper 0.5%
	Massachusetts Mutual Life Insurance Co. 0.081%, due 10/14/14 (b)(h)	5,000,000	4,999,856
	Total Financial Company Commercial Paper (Cost $4,999,856)		4,999,856

	Other Commercial Paper 5.8%
	3M Co. 0.071%, due 10/16/14 (b)(h)	5,000,000	4,999,854
	New Jersey Natural Gas 0.081%, due 10/10/14 (h)	5,000,000	4,999,900
	Piedmont Natural Gas Co. 0.101%, due 10/1/14 (b)(h)	7,500,000	7,500,000
	Precision Castparts Corp. 0.091%, due 10/14/14 (b)(h)	5,000,000	4,999,837
	Questar Corp. 0.081%, due 10/22/14 (b)(h)	5,000,000	4,999,767
	Southern California Edison Co. 0.172%, due 10/9/14 (b)(h)	10,000,000	9,999,622
	St. Jude Medical, Inc. 0.17%, due 10/3/14 (b)(h)	5,000,000	4,999,953
	United Healthcare Co. 0.183%, due 10/8/14 (b)(h)	5,000,000	4,999,825
	UnitedHealth Group, Inc. 0.19%, due 10/6/14 (b)(h)	5,000,000	4,999,875
	WGL Holdings, Inc.
	0.132%, due 10/10/14 (b)(h)	5,000,000	4,999,838
	0.16%, due 10/16/14 (b)(h)	5,100,000	5,099,660
	Total Other Commercial Paper (Cost $62,598,131)		62,598,131

	Repurchase Agreements 2.1%
	State Street Bank and Trust Co. 0.00%, dated 9/30/14 due 10/1/14
	Proceeds at Maturity $671,465 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 1.96% and a maturity date of 11/7/22, with a Principal Amount of $735,000 and a Market Value of $685,943)	671,465	671,465
	TD Securities (U.S.A.) LLC 0.001%, dated 9/30/14 due 10/1/14 Proceeds at Maturity $22,029,001 (Collateralized by United States Treasury securities with rates between 0.00% and 0.375% and maturity dates between 2/5/15 and 6/30/15, with a Principal Amount of $22,467,500 and a Market Value of $22,469,658)	22,029,000	22,029,000
	Total Repurchase Agreements (Cost $22,700,465)		22,700,465
	Total Short-Term Investments (Cost $90,298,452)		90,298,452
	Total Investments (Cost $1,140,841,313) (k)	107.4%	1,157,410,347
	Other Assets, Less Liabilities	(7.4)	(79,917,696)
	Net Assets	100.0%	$1,077,492,651

	Contracts Long	Unrealized Appreciation (Depreciation)(i)
Futures Contracts (0.0%) ‡
United States Treasury Long Bond December 2014 (j)	75	$41,943
Total Futures Contracts Long (Notional Amount $10,342,969)		41,943

	Contracts Short

United States Treasury Note
December 2014 (2 Year) (j)	(120)	(15,391)
December 2014 (5 Year) (j)	(50)	20,149
December 2014 (10 Year) (j)	(140)	(48,581)
Total Futures Contracts Short (Notional Amount $49,623,828)		(43,823)
Total Futures Contracts (Notional Amount $39,280,859)		$(1,880)

¤	Among the Portfolio's 10 largest issuers held, as of September 30, 2014, excluding short-term investments. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown was the rate in effect as of September 30, 2014.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Step coupon - Rate shown was the rate in effect as of September 30, 2014.
(d)	Subprime mortgage investment or other asset-backed security. As of September 30, 2014, the total market value of these securities was $8,195,952, which represented 0.8% of the Portfolio's net assets.
(e)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of September 30, 2014, the total market value of these securities was $22,856,050, which represented 2.1% of the Portfolio's net assets.
(f)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of September 30, 2014.
(g)	TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of September 30, 2014, the total market value of these securities was $78,069,686, which represented 7.2% of the Portfolio's net assets. All or a portion of these securities were acquired under a mortgage dollar roll agreement.
(h)	Interest rate shown represents yield to maturity.
(i)	Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2014.
(j)	As of September 30, 2014, cash in the amount of $119,780 was on deposit with a broker for futures transactions.
(k)	As of September 30, 2014, cost was $1,140,909,691 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$24,143,096
Gross unrealized depreciation	(7,642,440)
Net unrealized appreciation	$16,500,656

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014, for valuing the Portfolio's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities (b)	$—	$74,057,323	$22,856,050	$96,913,373
Corporate Bonds	—	407,225,661	—	407,225,661
Foreign Government Bonds	—	7,090,755	—	7,090,755
Mortgage-Backed Securities	—	89,145,421	—	89,145,421
Municipal Bonds	—	9,951,294	—	9,951,294
U.S. Government & Federal Agencies	—	456,785,391	—	456,785,391
Total Long-Term Bonds	—	1,044,255,845	22,856,050	1,067,111,895
Short-Term Investments
Financial Company Commerical Paper	—	4,999,856	—	4,999,856
Other Commercial Paper	—	62,598,131	—	62,598,131
Repurchase Agreements	—	22,700,465	—	22,700,465
Total Short-Term Investments	—	90,298,452	—	90,298,452
Total Investments in Securities	—	1,134,554,297	22,856,050	1,157,410,347
Other Financial Instruments
Futures Contracts Long (c)	41,943	—	—	41,943
Futures Contracts Short (c)	20,149	—	—	20,149
Total Other Financial Instruments	62,092	—	—	62,092
Total Investments in Securities and Other Financial Instruments	$62,092	$1,134,554,297	$22,856,050	$1,157,472,439

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts Short (c)	$(63,972)	$—	$—	$(63,972)
Total Other Financial Instruments	$(63,972)	$—	$—	$(63,972)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 securities valued at $22,856,050 are held in Other ABS within the Asset-Backed Securities section of the Portfolio of Investments.

(c)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2014, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

During the period ended September 30, 2014, securities with a market value of $19,821,038 transferred from Level 3 to Level 2. The transfer occurred as a result of the value of these securities being obtained from an independent pricing source using observable inputs as of September 30, 2014. As of December 31, 2013, the valuation of these securities was obtained using fair valued prices due to market quotations not being readily available.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2013	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of September 30, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2014
Long-Term Bonds
Asset-Backed Securities
Other ABS	$32,694,542	$1,394	$(70,060)	$93,894	$18,280,878	$(8,323,560)	$-	$(19,821,038)	$22,856,050	$93,894
Total	$32,694,542	$1,394	$(70,060)	$93,894	$18,280,878	$(8,323,560)	$-	$(19,821,038)	$22,856,050	$93,894

MainStay VP Cash Management Portfolio

Portfolio of Investments September 30, 2014 (Unaudited)

	Principal Amount	Amortized Cost
Short-Term Investments 99.6%†
Certificates of Deposit 7.7%
Bank of Montreal 0.23%, due 7/14/15 (a)	$6,055,000	$6,055,000
Toronto-Dominion Bank (The)
0.214%, due 11/18/14 (a)	6,185,000	6,185,000
0.217%, due 2/3/15 (a)	6,185,000	6,185,000
0.247%, due 9/4/15 (a)	6,000,000	6,000,000
U.S. Bank NA 0.174%, due 1/15/15	6,055,000	6,055,000
Wells Fargo Bank NA
0.232%, due 4/2/15 (a)	6,125,000	6,125,000
0.233%, due 3/6/15 (a)	6,185,000	6,185,000
		42,790,000
Financial Company Commercial Paper 15.9%
American Honda Finance Corp. 0.09%, due 10/8/14 (b)	2,000,000	1,999,965
CPPIB Capital, Inc. 0.14%, due 10/21/14 (b)(c)	9,085,000	9,084,293
GlaxoSmithKline Finance PLC 0.09%, due 10/23/14 (b)(c)	9,000,000	8,999,505
Massachusetts Mutual Life Insurance Co.
0.08%, due 10/7/14 (b)(c)	5,000,000	4,999,933
0.08%, due 10/8/14 (b)(c)	6,000,000	5,999,907
National Rural Utilities Cooperative Finance Corp.
0.08%, due 10/3/14 (b)	9,000,000	8,999,960
0.09%, due 10/22/14 (b)	863,000	862,955
Nationwide Life Insurance Co.
0.11%, due 10/24/14 (b)(c)	3,000,000	2,999,789
0.13%, due 10/17/14 (b)(c)	5,000,000	4,999,711
0.14%, due 11/3/14 (b)(c)	5,950,000	5,949,237
Nestle Finance International Ltd. 0.03%, due 10/27/14 (b)	5,935,000	5,934,871
PACCAR Financial Corp. 0.06%, due 10/30/14 (b)	7,425,000	7,424,641
Private Export Funding Corp. 0.16%, due 2/20/15 (b)(c)	5,955,000	5,951,242
Southern Co. Funding Corp.
0.16%, due 10/20/14 (b)(c)	7,435,000	7,434,372
0.18%, due 10/29/14 (b)(c)	7,420,000	7,418,961
		89,059,342
Government Agency Debt 3.0%
Federal Agricultural Mortgage Corp.
0.01%, due 11/3/14	3,000,000	2,999,973
0.045%, due 10/7/14	6,000,000	5,999,955
0.06%, due 10/1/14	5,000,000	5,000,000
Federal Farm Credit Bank 0.01%, due 11/12/14	2,980,000	2,979,965
		16,979,893
Other Commercial Paper 49.4%
Air Products & Chemicals, Inc. 0.07%, due 10/24/14 (b)(c)	3,000,000	2,999,866
Apple, Inc. 0.09%, due 10/16/14 (b)(c)	4,500,000	4,499,831
Brown-Forman Corp.
0.10%, due 10/6/14 (b)(c)	3,270,000	3,269,955
0.11%, due 10/14/14 (b)(c)	3,539,000	3,538,859
0.12%, due 10/17/14 (b)(c)	7,430,000	7,429,604
Chevron Corp. 0.08%, due 10/21/14 (b)(c)	4,500,000	4,499,800
ConocoPhillips Qatar Funding Ltd. 0.09%, due 10/20/14 (b)(c)	6,467,000	6,466,693
E.I. du Pont de Nemours & Co.
0.07%, due 10/9/14 (b)(c)	10,000,000	9,999,844
0.07%, due 10/14/14 (b)(c)	3,600,000	3,599,909
Emerson Electric Co.
0.06%, due 10/30/14 (b)(c)	3,000,000	2,999,855
0.08%, due 10/22/14 (b)(c)	5,000,000	4,999,767
0.08%, due 10/27/14 (b)(c)	1,900,000	1,899,890
Google, Inc. 0.07%, due 11/12/14 (b)(c)	6,000,000	5,999,510
Hershey Co. (The)
0.06%, due 10/9/14 (b)(c)	7,490,000	7,489,900
0.06%, due 10/20/14 (b)(c)	7,420,000	7,419,765
Honeywell International, Inc. 0.10%, due 11/4/14 (b)(c)	4,000,000	3,999,622
International Business Machines Corp. 0.07%, due 10/3/14 (b)(c)	6,000,000	5,999,977
John Deere Bank SA
0.08%, due 10/6/14 (b)(c)	6,000,000	5,999,933
0.09%, due 10/8/14 (b)(c)	6,000,000	5,999,895
McDonald's Corp.
0.06%, due 11/3/14 (b)(c)	7,000,000	6,999,615
0.06%, due 11/19/14 (b)(c)	7,000,000	6,999,428
Merck & Co., Inc. 0.08%, due 10/15/14 (b)(c)	11,935,000	11,934,629
Microsoft Corp.
0.07%, due 10/1/14 (b)(c)	4,200,000	4,200,000
0.07%, due 10/22/14 (b)(c)	7,000,000	6,999,714
0.07%, due 11/12/14 (b)(c)	5,940,000	5,939,515
NSTAR Electric Co.
0.13%, due 10/2/14 (b)	5,935,000	5,934,979
0.14%, due 10/3/14 (b)	9,000,000	8,999,930
PepsiCo, Inc.
0.05%, due 10/31/14 (b)(c)	8,905,000	8,904,629
0.07%, due 11/6/14 (b)(c)	3,500,000	3,499,755
0.08%, due 10/15/14 (b)(c)	3,000,000	2,999,907
Province of Ontario Canada
0.05%, due 10/31/14 (b)	7,445,000	7,444,690
0.09%, due 11/10/14 (b)	7,490,000	7,489,251
Province of Quebec Canada
0.05%, due 11/5/14 (b)(c)	5,955,000	5,954,710
0.10%, due 10/7/14 (b)(c)	7,460,000	7,459,876
Roche Holdings, Inc. 0.09%, due 10/8/14 (b)(c)	3,000,000	2,999,947
Southern California Edison Co.
0.16%, due 10/1/14 (b)	5,950,000	5,950,000
0.17%, due 10/1/14 (b)	7,150,000	7,150,000
St. Jude Medical, Inc. 0.22%, due 10/24/14 (b)(c)	3,000,000	2,999,578
Unilever Capital Corp. 0.06%, due 10/14/14 (b)(c)	8,925,000	8,924,807
United Parcel Service, Inc. 0.08%, due 12/1/14 (b)(c)	18,010,000	18,007,559
UnitedHealth Group, Inc.
0.17%, due 10/3/14 (b)(c)	6,750,000	6,749,936
0.19%, due 10/6/14 (b)(c)	7,190,000	7,189,810
WGL Holdings, Inc.
0.14%, due 10/15/14 (b)(c)	3,000,000	2,999,837
0.16%, due 10/16/14 (b)(c)	5,955,000	5,954,603
0.16%, due 10/28/14 (b)(c)	5,950,000	5,949,286
		275,748,466
Other Notes 4.4%
American Honda Finance Corp. 0.235%, due 12/5/14 (a)	6,185,000	6,185,000
Dell Equipment Finance Trust Series 2014-1, Class A1 0.26%, due 8/14/15 (c)	2,304,037	2,304,037
Enterprise Fleet Financing LLC Series 2014-1, Class A1 0.25%, due 2/20/15 (c)	848,668	848,668
GE Equipment Transportation LLC Series 2014-1, Class A1 0.20%, due 6/23/15	1,297,371	1,297,371
GreatAmerica Leasing Receivables Series 2014-1, Class A1 0.25%, due 3/15/15 (c)	505,771	505,771
Honda Auto Receivables Owner Trust Series 2014-1, Class A1 0.19%, due 3/23/15	333,744	333,744
Hyundai Auto Lease Securitization Trust Series 2014-B, Class A1 0.20%, due 7/15/15 (c)	1,777,255	1,777,255
John Deere Owner Trust Series 2014-B, Class A1 0.21%, due 9/24/15	4,195,000	4,195,000
National Rural Utilities Cooperative Finance Corp. 0.282%, due 5/1/15 (a)	6,110,000	6,110,000
USAA Auto Owner Trust Series 2014-1, Class A1 0.19%, due 3/16/15	244,593	244,593
Volvo Financial Equipment LLC Series 2014-1A, Class A1 0.21%, due 3/16/15 (c)	619,694	619,694
		24,421,133
Treasury Debt 13.2%
United States Treasury Bills
0.001%, due 11/6/14 (b)	3,000,000	2,999,997
0.006%, due 1/2/15 (b)	6,000,000	5,999,907
United States Treasury Notes
0.125%, due 12/31/14	6,205,000	6,204,486
0.125%, due 4/30/15	3,050,000	3,050,827
0.25%, due 10/31/14	6,105,000	6,105,610
0.25%, due 11/30/14	6,170,000	6,171,083
0.25%, due 1/31/15	6,185,000	6,187,238
0.25%, due 2/28/15	6,160,000	6,162,490
0.25%, due 3/31/15	6,130,000	6,133,229
0.25%, due 5/31/15	3,050,000	3,053,147
0.25%, due 7/31/15	4,850,000	4,855,087
0.25%, due 9/30/15	5,970,000	5,976,514
0.375%, due 6/30/15	6,100,000	6,111,109
0.375%, due 8/31/15	4,850,000	4,859,771
		73,870,495
Treasury Repurchase Agreements 6.0%
Bank of America N.A. 0.001%, dated 9/30/14 due 10/1/14 Proceeds at Maturity $15,000,000 (Collateralized by a United States Treasury Strip Coupon with a rate of 0.00% and a maturity date of 5/15/29, with a Principal Amount of $23,861,900 and a Market Value of $15,300,012)	15,000,000	15,000,000
TD Securities (U.S.A.) LLC 0.001%, dated 9/30/14 due 10/1/14 Proceeds at Maturity $18,517,001 (Collateralized by United States Treasury securities with rates between 0.00% and 2.25% and maturity dates between 2/5/15 and 7/31/21, with a Principal Amount of $18,774,200 and a Market Value of $18,887,437)	18,517,000	18,517,000
		33,517,000
Total Short-Term Investments (Amortized Cost $556,386,330) (d)	99.6%	556,386,329

Other Assets, Less Liabilities	0.4	2,382,786
Net Assets	100.0%	$558,769,115

†	Percentages indicated are based on Portfolio net assets.
(a)	Floating rate - Rate shown was the rate in effect as of September 30, 2014.
(b)	Interest rate shown represents yield to maturity.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	The amortized cost also represents the aggregate cost for federal income tax purposes.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Short-Term Investments
Certificates of Deposit	$—	$42,790,000	$—	$42,790,000
Financial Company Commercial Paper	—	89,059,342	—	89,059,342
Government Agency Debt	—	16,979,893	—	16,979,893
Other Commercial Paper	—	275,748,466	—	275,748,466
Other Notes	—	24,421,133	—	24,421,133
Treasury Debt	—	73,870,495	—	73,870,495
Treasury Repurchase Agreements	—	33,517,000	—	33,517,000
Total Investments in Securities	$—	$556,386,329	$—	$556,386,329

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2014, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of September 30, 2014, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Common Stock Portfolio

Portfolio of Investments September 30, 2014 (Unaudited)

		Shares	Value
	Common Stocks 99.2% †
	Aerospace & Defense 2.8%
	Boeing Co. (The)	49,753	$6,337,537
	General Dynamics Corp.	2,710	344,414
	L-3 Communications Holdings, Inc.	16,972	2,018,310
	Lockheed Martin Corp.	28,694	5,244,689
	Raytheon Co.	15,699	1,595,333
	Textron, Inc.	95,635	3,441,904
	United Technologies Corp.	4,240	447,744
			19,429,931
	Air Freight & Logistics 0.6%
	FedEx Corp.	22,582	3,645,864
	United Parcel Service, Inc. Class B	2,906	285,631
			3,931,495
	Airlines 0.8%
	Alaska Air Group, Inc.	34,680	1,509,967
	Southwest Airlines Co.	126,885	4,284,907
			5,794,874
	Auto Components 0.3%
	Delphi Automotive PLC	39,807	2,441,761

	Banks 4.5%
	Bank of America Corp.	223,837	3,816,421
	Citigroup, Inc.	163,164	8,455,158
¤	JPMorgan Chase & Co.	204,536	12,321,249
	Wells Fargo & Co.	130,167	6,751,762
			31,344,590
	Beverages 3.3%
	Coca-Cola Co. (The)	155,709	6,642,546
	Coca-Cola Enterprises, Inc.	9,108	404,031
	Dr. Pepper Snapple Group, Inc.	58,654	3,772,039
	Molson Coors Brewing Co. Class B	48,632	3,620,166
	PepsiCo., Inc.	94,503	8,797,284
			23,236,066
	Biotechnology 1.9%
	Amgen, Inc.	6,765	950,212
	Biogen Idec, Inc. (a)	12,262	4,056,392
	Gilead Sciences, Inc. (a)	40,209	4,280,248
	United Therapeutics Corp. (a)	29,842	3,839,173
			13,126,025
	Capital Markets 1.8%
	Ameriprise Financial, Inc.	33,144	4,089,307
	Bank of New York Mellon Corp. (The)	98,453	3,813,084
	BlackRock, Inc.	1,765	579,485
	Legg Mason, Inc.	67,743	3,465,732
	Raymond James Financial, Inc.	16,795	899,876
			12,847,484
	Chemicals 1.2%
	CF Industries Holdings, Inc.	831	232,032
	Dow Chemical Co. (The)	56,560	2,966,006
	LyondellBasell Industries, N.V. Class A	44,973	4,886,766
	Mosaic Co. (The)	12,872	571,646
			8,656,450
	Commercial Services & Supplies 1.2%
	ADT Corp. (The)	92,363	3,275,192
	Pitney Bowes, Inc.	129,281	3,230,732
	Waste Management, Inc.	37,189	1,767,593
			8,273,517
	Communications Equipment 1.6%
	ARRIS Group, Inc. (a)	103,218	2,926,747
	Cisco Systems, Inc.	143,389	3,609,101
	Juniper Networks, Inc.	141,178	3,127,093
	QUALCOMM, Inc.	25,677	1,919,869
			11,582,810
	Consumer Finance 0.3%
	American Express Co.	13,017	1,139,508
	Capital One Financial Corp.	12,946	1,056,653
			2,196,161
	Containers & Packaging 0.2%
	Ball Corp.	19,964	1,263,122

	Diversified Consumer Services 0.5%
	H&R Block, Inc.	107,161	3,323,063

	Diversified Financial Services 2.4%
¤	Berkshire Hathaway, Inc. Class B (a)	94,883	13,107,138
	Moody's Corp.	1,260	119,070
	NASDAQ OMX Group, Inc. (The)	78,232	3,318,601
			16,544,809
	Diversified Telecommunication Services 4.2%
¤	AT&T, Inc.	293,281	10,335,222
	CenturyLink, Inc.	100,822	4,122,612
	Frontier Communications Corp.	523,854	3,410,290
¤	Verizon Communications, Inc.	229,185	11,456,958
	Windstream Holdings, Inc.	37,260	401,663
			29,726,745
	Electric Utilities 0.7%
	American Electric Power Co., Inc.	35,296	1,842,804
	Entergy Corp.	17,968	1,389,465
	Exelon Corp.	44,759	1,525,834
	Southern Co. (The)	8,550	373,208
			5,131,311
	Electronic Equipment, Instruments & Components 0.6%
	Corning, Inc.	206,301	3,989,861

	Energy Equipment & Services 3.4%
	Baker Hughes, Inc.	6,892	448,394
	Halliburton Co.	77,299	4,986,558
	Nabors Industries, Ltd.	135,797	3,090,740
	National Oilwell Varco, Inc.	22,499	1,712,174
	Patterson-UTI Energy, Inc.	94,612	3,077,728
	Schlumberger, Ltd.	80,062	8,141,505
	Superior Energy Services, Inc.	71,901	2,363,386
			23,820,485
	Food & Staples Retailing 1.7%
	CVS Health Corp.	11,022	877,241
	Kroger Co. (The)	81,661	4,246,372
	Wal-Mart Stores, Inc.	93,919	7,181,986
			12,305,599
	Food Products 2.4%
	Archer-Daniels-Midland Co.	87,924	4,492,916
	Ingredion, Inc.	39,907	3,024,552
	Keurig Green Mountain, Inc.	2,548	331,571
	Mondelez International, Inc. Class A	155,526	5,329,098
	Tyson Foods, Inc. Class A	94,534	3,721,804
			16,899,941
	Health Care Equipment & Supplies 2.1%
	Baxter International, Inc.	7,411	531,888
	Becton, Dickinson & Co.	33,630	3,827,430
	C.R. Bard, Inc.	24,338	3,473,276
	CareFusion Corp. (a)	78,329	3,544,387
	Edwards Lifesciences Corp. (a)	36,069	3,684,448
			15,061,429
	Health Care Providers & Services 3.9%
	Aetna, Inc.	53,756	4,354,236
	Cardinal Health, Inc.	28,054	2,101,806
	Centene Corp. (a)	20,034	1,657,012
	Cigna Corp.	18,982	1,721,478
	Express Scripts Holding Co. (a)	73,896	5,219,274
	Health Net, Inc. (a)	34,248	1,579,175
	Humana, Inc.	31,104	4,052,540
	UnitedHealth Group, Inc.	10,638	917,528
	Universal Health Services, Inc. Class B	13,658	1,427,261
	WellPoint, Inc.	38,662	4,624,748
			27,655,058
	Hotels, Restaurants & Leisure 2.1%
	Carnival Corp.	99,331	3,990,126
	Marriott International, Inc. Class A	97	6,780
	McDonald's Corp.	24,303	2,304,168
	Panera Bread Co. Class A (a)	1,947	316,816
	Wyndham Worldwide Corp.	44,368	3,605,344
	Yum! Brands, Inc.	61,742	4,444,189
			14,667,423
	Household Durables 0.7%
	Harman International Industries, Inc.	15,178	1,488,051
	Leggett & Platt, Inc.	48,936	1,708,845
	NVR, Inc. (a)	1,334	1,507,447
			4,704,343
	Household Products 1.5%
	Energizer Holdings, Inc.	26,044	3,208,881
	Kimberly-Clark Corp.	5,378	578,512
	Procter & Gamble Co. (The)	80,315	6,725,578
			10,512,971
	Industrial Conglomerates 1.3%
	3M Co.	13,861	1,963,827
	General Electric Co.	278,855	7,144,265
			9,108,092
	Insurance 3.7%
	Aflac, Inc.	5,918	344,724
	Allstate Corp. (The)	43,413	2,664,256
	American International Group, Inc.	115,396	6,233,692
	Assurant, Inc.	25,552	1,642,994
	Lincoln National Corp.	69,518	3,724,774
	Prudential Financial, Inc.	48,675	4,280,479
	Reinsurance Group of America, Inc.	31,292	2,507,428
	Travelers Companies, Inc. (The)	46,866	4,402,592
			25,800,939
	Internet & Catalog Retail 0.8%
	Amazon.com, Inc. (a)	5,086	1,639,930
	Expedia, Inc.	41,153	3,605,826
	Netflix, Inc. (a)	606	273,415
			5,519,171
	Internet Software & Services 3.5%
	eBay, Inc. (a)	103,896	5,883,631
	Facebook, Inc. Class A (a)	68,610	5,422,934
	Google, Inc. Class A (a)	8,681	5,107,987
	Google, Inc. Class C (a)	8,516	4,916,798
	VeriSign, Inc. (a)	61,318	3,379,848
			24,711,198
	IT Services 2.4%
	Computer Sciences Corp.	59,226	3,621,670
	International Business Machines Corp.	45,807	8,695,543
	Visa, Inc. Class A	5,306	1,132,141
	Xerox Corp.	274,857	3,636,358
			17,085,712
	Life Sciences Tools & Services 0.4%
	Covance, Inc. (a)	36,975	2,909,933

	Machinery 0.8%
	Caterpillar, Inc.	54,730	5,419,912
	Joy Global, Inc.	1,949	106,298
			5,526,210
	Marine 0.4%
	Kirby Corp. (a)	26,185	3,085,902

	Media 2.5%
	Cablevision Systems Corp. Class A	90,006	1,576,005
	CBS Corp. Class B	19,411	1,038,488
	Comcast Corp. Class A	160,640	8,639,219
	Omnicom Group, Inc.	33,622	2,315,211
	Twenty-First Century Fox, Inc. Class A	37,640	1,290,676
	Walt Disney Co. (The)	28,835	2,567,180
			17,426,779
	Metals & Mining 0.9%
	Freeport-McMoRan, Inc.	97,642	3,188,011
	Newmont Mining Corp.	65,555	1,511,043
	United States Steel Corp.	35,387	1,386,109
			6,085,163
	Multi-Utilities 0.2%
	Public Service Enterprise Group, Inc.	46,890	1,746,184

	Multiline Retail 1.2%
	Dollar Tree, Inc. (a)	28,915	1,621,264
	Macy's, Inc.	65,250	3,796,245
	Nordstrom, Inc.	48,956	3,347,122
			8,764,631
	Oil, Gas & Consumable Fuels 7.9%
	Anadarko Petroleum Corp.	14,833	1,504,660
	Chesapeake Energy Corp.	23,087	530,770
¤	Chevron Corp.	99,666	11,892,147
	ConocoPhillips	32,682	2,500,827
	EOG Resources, Inc.	6,498	643,432
¤	Exxon Mobil Corp.	203,569	19,145,664
	Hess Corp.	1,015	95,735
	HollyFrontier Corp.	67,136	2,932,500
	Marathon Petroleum Corp.	47,622	4,032,155
	Newfield Exploration Co. (a)	37,966	1,407,400
	Occidental Petroleum Corp.	1,991	191,435
	Phillips 66	50,085	4,072,411
	Southwestern Energy Co. (a)	2,217	77,484
	Tesoro Corp.	56,281	3,432,015
	Valero Energy Corp.	65,952	3,051,599
			55,510,234
	Pharmaceuticals 5.8%
	AbbVie, Inc.	7,533	435,106
	Bristol-Myers Squibb Co.	3,282	167,973
	Eli Lilly & Co.	88,675	5,750,574
¤	Johnson & Johnson	129,367	13,789,228
	Merck & Co., Inc.	170,407	10,101,727
¤	Pfizer, Inc.	361,497	10,689,466
			40,934,074
	Real Estate Investment Trusts 1.6%
	American Tower Corp.	29,464	2,758,714
	Hospitality Properties Trust	107,581	2,888,550
	Host Hotels & Resorts, Inc.	94,121	2,007,601
	Weyerhaeuser Co.	103,221	3,288,621
			10,943,486
	Road & Rail 0.4%
	Union Pacific Corp.	29,101	3,155,130

	Semiconductors & Semiconductor Equipment 3.7%
	Broadcom Corp. Class A	101,952	4,120,900
	Intel Corp.	290,876	10,128,302
	Lam Research Corp.	15,380	1,148,886
	Micron Technology, Inc. (a)	142,354	4,877,048
	Skyworks Solutions, Inc.	43,917	2,549,382
	Teradyne, Inc.	159,813	3,098,774
			25,923,292
	Software 3.2%
	Electronic Arts, Inc. (a)	99,673	3,549,356
¤	Microsoft Corp.	283,483	13,142,272
	Oracle Corp.	154,659	5,920,346
			22,611,974
	Specialty Retail 3.6%
	AutoZone, Inc. (a)	3,545	1,806,745
	Best Buy Co., Inc.	87,149	2,927,335
	Dick's Sporting Goods, Inc.	21,194	929,993
	Foot Locker, Inc.	1,538	85,590
	GameStop Corp. Class A	22,964	946,117
	Gap, Inc. (The)	81,585	3,401,278
	Home Depot, Inc. (The)	90,620	8,313,479
	Lowe's Companies, Inc.	100,358	5,310,945
	PetSmart, Inc.	24,913	1,746,152
			25,467,634
	Technology Hardware, Storage & Peripherals 6.4%
¤	Apple, Inc.	272,400	27,444,300
	EMC Corp.	149,288	4,368,167
	Hewlett-Packard Co.	161,839	5,740,429
	NetApp, Inc.	35,914	1,542,865
	SanDisk Corp.	16,916	1,656,922
	Seagate Technology PLC	4,626	264,931
	Western Digital Corp.	39,792	3,872,558
			44,890,172
	Textiles, Apparel & Luxury Goods 0.5%
	Coach, Inc.	49,129	1,749,484
	Hanesbrands, Inc.	15,271	1,640,716
			3,390,200
	Tobacco 0.9%
	Altria Group, Inc.	6,616	303,938
	Lorillard, Inc.	18,009	1,078,919
	Philip Morris International, Inc.	62,283	5,194,402
			6,577,259
	Trading Companies & Distributors 0.4%
	United Rentals, Inc. (a)	27,620	3,068,582

	Total Common Stocks (Cost $585,933,850)		698,709,275

	Exchange-Traded Fund 0.8% (b)
	S&P 500 Index - SPDR Trust Series 1	26,793	5,278,757

	Total Exchange-Traded Fund (Cost $5,274,890)		5,278,757

		Principal Amount
	Short-Term Investment 0.0%‡
	Repurchase Agreement 0.0%‡
	State Street Bank and Trust Co. 0.00%, dated 9/30/14 due 10/1/14 Proceeds at Maturity $20,036 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 2.17% and a maturity date of 11/7/22, with a Principal Amount of $25,000 and a Market Value of $23,799)	$20,036	20,036
	Total Short-Term Investment (Cost $20,036)		20,036
	Total Investments (Cost $591,228,776) (c)	100.0%	704,008,068
	Other Assets, Less Liabilities	0.0 ‡	194,202
	Net Assets	100.0%	$704,202,270

¤	Among the Portfolio's 10 largest holdings, as of September 30, 2014, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Exchange-Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(c)	As of September 30, 2014, cost was $594,696,264 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$120,470,012
Gross unrealized depreciation	(11,158,208)
Net unrealized appreciation	$109,311,804

The following abbreviation is used in the above portfolio:

SPDR	—Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$698,709,275	$—	$—	$698,709,275
Exchange-Traded Fund	5,278,757	—	—	5,278,757
Short-Term Investment
Repurchase Agreement	—	20,036	—	20,036
Total Investments in Securities	$703,988,032	$20,036	$—	$704,008,068

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2014, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of September 30, 2014, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Conservative Allocation Portfolio

Portfolio of Investments September 30, 2014 (Unaudited)

	Shares	Value
Affiliated Investment Companies 96.0% †
Equity Funds 42.7%
MainStay Cushing Renaissance Advantage Fund Class I	149,965	$3,950,074
MainStay Cushing Royalty Energy Income Fund Class I	429,781	7,860,700
MainStay Emerging Markets Opportunities Fund Class I (a)	1,071,740	10,899,600
MainStay Epoch Global Choice Fund Class I (a)	1,327,282	26,917,285
MainStay Epoch U.S. All Cap Fund Class I	966,031	28,816,704
MainStay ICAP Equity Fund Class I	503,317	27,143,896
MainStay ICAP International Fund Class I	960,357	34,534,451
MainStay International Opportunities Fund Class I (a)	2,980,337	26,614,414
MainStay MAP Fund Class I	727,925	34,285,254
MainStay U.S. Equity Opportunities Fund Class I (a)	3,374,375	31,280,454
MainStay VP DFA / DuPont Capital Emerging Markets Equity Portfolio Initial Class (a)	1,168,696	10,841,536
MainStay VP Eagle Small Cap Growth Portfolio Initial Class	484,318	6,053,432
MainStay VP International Equity Portfolio Initial Class	840,981	11,489,005
MainStay VP Large Cap Growth Portfolio Initial Class (a)	1,647,059	39,427,297
MainStay VP Marketfield Portfolio Initial Class (a)(b)	1,741,717	17,718,540
MainStay VP Mid Cap Core Portfolio Initial Class	852,697	14,855,721
MainStay VP S&P 500 Index Portfolio Initial Class	364,045	14,790,034
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class (a)	2,400,488	34,520,421
MainStay VP U.S. Small Cap Portfolio Initial Class	332,250	4,492,756
Total Equity Funds (Cost $355,633,824)		386,491,574

Fixed Income Funds 53.3%
MainStay Short Duration High Yield Fund Class I (a)	3,304,427	32,978,179
MainStay Total Return Bond Fund Class I	3,371,983	36,383,701
MainStay VP Bond Portfolio Initial Class (a)	20,381,152	297,091,751
MainStay VP Floating Rate Portfolio Initial Class (a)	5,649,078	51,892,926
MainStay VP High Yield Corporate Bond Portfolio Initial Class	2,612,906	27,617,889
MainStay VP Unconstrained Bond Portfolio Initial Class (a)	3,451,457	35,931,823
Total Fixed Income Funds (Cost $484,391,734)		481,896,269
Total Affiliated Investment Companies (Cost $840,025,558)		868,387,843

	Principal Amount
Short-Term Investment 4.0%
Repurchase Agreement 4.0%
State Street Bank and Trust Co. 0.00%, dated 9/30/14 due 10/1/14 Proceeds at Maturity $36,044,432 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 2.00% and a maturity date of 11/2/22, with a Principal Amount of $39,255,000 and a Market Value of $36,768,667)	$36,044,432	36,044,432
Total Short-Term Investment (Cost $36,044,432)		36,044,432
Total Investments (Cost $876,069,990) (c)	100.0%	904,432,275
Other Assets, Less Liabilities	0.0 ‡	310,594
Net Assets	100.0%	$904,742,869

‡	Less than one-tenth of a percent.
†	Percentages indicated are based on Portfolio net assets.
(a)	The Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Non-income producing Underlying Portfolio/Fund.
(c)	As of September 30, 2014, cost was $876,732,742 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$34,091,124
Gross unrealized depreciation	(6,391,591)
Net unrealized appreciation	$27,699,533

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$386,491,574	$—	$—	$386,491,574
Fixed Income Funds	481,896,269	—	—	481,896,269
Short-Term Investment
Repurchase Agreement	—	36,044,432	—	36,044,432
Total Investments in Securities	$868,387,843	$36,044,432	$—	$904,432,275

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2014, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of September 30, 2014, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Convertible Portfolio

Portfolio of Investments September 30, 2014 (Unaudited)

		Principal Amount	Value
	Convertible Securities 84.1%†
	Convertible Bonds 74.9%
	Airlines 1.9%
¤	United Airlines, Inc. 4.50%, due 1/15/15	$4,603,000	$11,412,563

	Auto Manufacturers 2.3%
	Ford Motor Co. 4.25%, due 11/15/16	1,868,000	3,210,625
	Navistar International Corp. 4.75%, due 4/15/19 (a)	2,802,000	2,817,761
	Wabash National Corp. 3.375%, due 5/1/18	5,944,000	7,842,365
			13,870,751
	Biotechnology 7.6%
	BioMarin Pharmaceutical, Inc. 0.75%, due 10/15/18	5,587,000	5,943,171
	Cubist Pharmaceuticals, Inc.
	1.125%, due 9/1/18	3,515,000	3,800,594
	1.875%, due 9/1/20	4,595,000	5,123,425
¤	Gilead Sciences, Inc. 1.625%, due 5/1/16	4,200,000	19,619,271
	Illumina, Inc.
	(zero coupon), due 6/15/19 (a)	2,699,000	2,783,344
	0.50%, due 6/15/21 (a)	2,699,000	2,891,304
	Incyte Corp., Ltd. 0.375%, due 11/15/18 (a)	2,629,000	3,146,584
	Medicines Co. (The) 1.375%, due 6/1/17	2,787,000	2,971,639
			46,279,332
	Chemicals 0.6%
	RPM International, Inc. 2.25%, due 12/15/20	3,212,000	3,621,530

	Commercial Services 1.6%
	Carriage Services, Inc. 2.75%, due 3/15/21 (a)	98,000	101,920
	Live Nation Entertainment, Inc. 2.50%, due 5/15/19 (a)	7,239,000	7,487,841
	Macquarie Infrastructure Co. LLC 2.875%, due 7/15/19	2,253,000	2,509,279
			10,099,040
	Computers 3.4%
	SanDisk Corp. 0.50%, due 10/15/20 (a)	7,726,000	9,285,686
¤	Spansion LLC 2.00%, due 9/1/20	6,546,000	11,459,591
			20,745,277
	Electronics 0.8%
	InvenSense, Inc. 1.75%, due 11/1/18 (a)	4,555,000	5,081,672

	Energy - Alternate Sources 0.2%
	SolarCity Corp. 1.625%, due 11/1/19 (a)	1,181,000	1,143,356

	Finance - Leasing Companies 1.3%
	Air Lease Corp. 3.875%, due 12/1/18	5,754,000	7,836,229

	Health Care - Products 3.7%
	Hologic, Inc. 2.00%, due 3/1/42 (b)	5,246,000	5,537,809
	Insulet Corp. 2.00%, due 6/15/19	1,958,000	2,092,612
	Teleflex, Inc. 3.875%, due 8/1/17	5,964,000	10,306,537
	Wright Medical Group, Inc. 2.00%, due 8/15/17	3,663,000	4,912,999
			22,849,957
	Health Care - Services 1.3%
	WellPoint, Inc. 2.75%, due 10/15/42	4,852,000	8,014,897

	Home Builders 0.7%
	Lennar Corp. 3.25%, due 11/15/21 (a)	2,673,000	4,590,878

	Home Furnishing 0.4%
	TiVo, Inc. 2.00%, due 10/1/21 (a)	2,359,000	2,302,974

	Household Products & Wares 2.0%
¤	Jarden Corp. 1.875%, due 9/15/18	9,099,000	12,477,004

	Insurance 1.8%
	American Equity Investment Life Holding Co. 3.50%, due 9/15/15 (a)	3,534,000	6,590,910
	Radian Group, Inc. 2.25%, due 3/1/19	3,014,000	4,319,439
			10,910,349
	Internet 4.3%
	AOL, Inc. 0.75%, due 9/1/19 (a)	1,562,000	1,619,599
	HomeAway, Inc. 0.125%, due 4/1/19 (a)	6,411,000	6,274,766
¤	Priceline Group, Inc. (The)
	0.35%, due 6/15/20	4,893,000	5,470,986
	1.00%, due 3/15/18	3,944,000	5,326,865
	Shutterfly, Inc. 0.25%, due 5/15/18	4,852,000	5,024,852
	Twitter, Inc. 0.25%, due 9/15/19 (a)	2,378,000	2,330,440
			26,047,508
	Iron & Steel 0.9%
	United States Steel Corp. 2.75%, due 4/1/19	3,536,000	5,816,720

	Lodging 1.0%
	MGM Resorts International 4.25%, due 4/15/15	4,906,000	6,190,759

	Machinery - Diversified 1.0%
	Chart Industries, Inc. 2.00%, due 8/1/18	5,340,000	6,211,087

	Media 0.7%
	Liberty Interactive LLC 3.50%, due 1/15/31	292,000	160,965
	Liberty Media Corp. 1.375%, due 10/15/23 (a)	3,916,000	3,852,365
			4,013,330
	Metal Fabricate & Hardware 1.2%
	RTI International Metals, Inc. 1.625%, due 10/15/19	7,493,000	7,202,646

	Miscellaneous - Manufacturing 2.1%
¤	Danaher Corp. (zero coupon), due 1/22/21	5,805,000	12,803,653

	Oil & Gas Services 6.4%
	Helix Energy Solutions Group, Inc. 3.25%, due 3/15/32	7,918,000	9,283,855
	Hornbeck Offshore Services, Inc. 1.50%, due 9/1/19	2,525,000	2,477,656
¤	JPMorgan Chase & Co. (Convertible into Schlumberger, Ltd.) (zero coupon), due 5/5/15 (a)(c)	11,252,000	20,098,323
	Newpark Resources, Inc. 4.00%, due 10/1/17	2,427,000	3,229,427
	SEACOR Holdings, Inc. 2.50%, due 12/15/27	1,751,000	1,908,590
	Subsea 7 S.A. 1.00%, due 10/5/17	2,000,000	1,898,000
			38,895,851
	Pharmaceuticals 5.9%
	Depomed, Inc. 2.50%, due 9/1/21	2,729,000	2,887,623
	Omnicare, Inc. 3.50%, due 2/15/44	6,968,000	7,682,220
	Pacira Pharmaceuticals, Inc. 3.25%, due 2/1/19	1,915,000	7,487,650
	Salix Pharmaceuticals, Ltd. 1.50%, due 3/15/19	2,524,000	6,117,545
¤	Teva Pharmaceutical Finance Co. LLC 0.25%, due 2/1/26	9,464,000	12,196,730
			36,371,768
	Real Estate Investment Trusts 2.5%
	Host Hotels & Resorts, L.P. 2.50%, due 10/15/29 (a)	4,322,000	7,134,001
	SL Green Operating Partnership, L.P. 3.00%, due 10/15/17 (a)	6,391,000	8,304,306
			15,438,307
	Semiconductors 8.5%
	Intel Corp. 3.25%, due 8/1/39	6,303,000	10,581,193
	Microchip Technology, Inc. 2.125%, due 12/15/37	3,536,000	6,579,170
¤	Novellus Systems, Inc. 2.625%, due 5/15/41	5,061,000	11,055,122
	NVIDIA Corp. 1.00%, due 12/1/18 (a)	4,488,000	4,939,605
	ON Semiconductor Corp. Series B 2.625%, due 12/15/26	4,749,000	5,348,561
	Rambus, Inc. 1.125%, due 8/15/18	2,076,000	2,541,803
	SunEdison, Inc. 0.25%, due 1/15/20 (a)	5,551,000	5,453,857
	Xilinx, Inc. 2.625%, due 6/15/17	3,770,000	5,600,806
			52,100,117
	Software 8.8%
	Bottomline Technologies, Inc. 1.50%, due 12/1/17	5,946,000	6,711,548
	Citrix Systems, Inc. 0.50%, due 4/15/19 (a)	2,999,000	3,276,408
	Medidata Solutions, Inc. 1.00%, due 8/1/18	6,356,000	6,864,480
	Nuance Communications, Inc. 2.75%, due 11/1/31	5,927,000	5,875,139
	Proofpoint, Inc. 1.25%, due 12/15/18 (a)	4,637,000	5,480,354
	Salesforce.com, Inc. 0.25%, due 4/1/18	8,549,000	9,574,880
	ServiceNow, Inc. (zero coupon), due 11/1/18 (a)	5,070,000	5,358,356
	Verint Systems, Inc. 1.50%, due 6/1/21	9,641,000	10,502,664
			53,643,829
	Telecommunications 0.9%
	Ciena Corp. 3.75%, due 10/15/18 (a)	4,572,000	5,349,240

	Transportation 1.1%
	XPO Logistics, Inc. 4.50%, due 10/1/17	2,887,000	6,831,364
	Total Convertible Bonds (Cost $383,608,069)		458,151,988

		Shares
	Convertible Preferred Stocks 9.2%
	Food 1.3%
	Post Holdings, Inc.
	2.50% (a)	19,292	1,389,070
	3.75% (a)	27,639	2,345,938
	Tyson Foods, Inc. (d) 4.75%	87,752	4,419,191
			8,154,199
	Hand & Machine Tools 2.4%
¤	Stanley Black & Decker, Inc.
	4.75%	67,155	8,797,305
	6.25%	50,521	5,718,472
			14,515,777
	Insurance 2.0%
	Maiden Holdings, Ltd. 7.25%	40,993	1,830,747
	MetLife, Inc. 5.00%	345,195	10,628,554
			12,459,301
	Iron & Steel 1.1%
	ArcelorMittal 6.00%	324,819	6,863,425

	Mining 0.5%
	Alcoa, Inc. (d) 5.38%	59,015	2,944,849

	Oil & Gas 0.3%
	Sanchez Energy Corp. Series A 4.88%	23,784	1,611,109

	Real Estate Investment Trusts 1.6%
	American Tower Corp. Series A 5.25%	18,288	1,984,248
	Crown Castle International Corp. Series A 4.50%	57,523	6,050,269
	Health Care REIT, Inc. Series I 6.50%	26,800	1,532,424
			9,566,941
	Total Convertible Preferred Stocks (Cost $54,717,880)		56,115,601
	Total Convertible Securities (Cost $438,325,949)		514,267,589

	Common Stocks 3.0%
	Aerospace & Defense 0.5%
	Triumph Group, Inc.	42,886	2,789,734

	Auto Manufacturers 0.4%
	General Motors Co.	72,307	2,309,485

	Banks 0.2%
	Citigroup, Inc.	22,229	1,151,907

	Oil & Gas Services 1.9%
	Baker Hughes, Inc.	75,000	4,879,500
	Cameron International Corp. (d)	33,365	2,214,769
	Halliburton Co.	73,392	4,734,518
			11,828,787
	Total Common Stocks (Cost $15,767,475)		18,079,913

		Number of Warrants
	Warrants 0.0%‡
	Auto Manufacturers 0.0%‡
	General Motors Co.
	Strike Price $10.00 Expires 7/10/16 (d)	634	14,189
	Strike Price $18.33 Expires 7/10/19 (d)	634	9,161
	Total Warrants (Cost $569)		23,350

		Principal Amount
	Short-Term Investment 11.7%
	Repurchase Agreement 11.7%
	State Street Bank and Trust Co. 0.00%, dated 9/30/14 due 10/1/14 Proceeds at Maturity $71,553,186 (Collateralized by a Federal National Mortgage Association security with a rate of 2.08% and a maturity date of 11/2/22, with a Principal Amount of $77,180,000 and a Market Value of $72,985,344)	$71,553,186	71,553,186
	Total Short-Term Investment (Cost $71,553,186)		71,553,186
	Total Investments (Cost $525,647,179) (e)	98.8%	603,924,038
	Other Assets, Less Liabilities	1.2	7,290,395
	Net Assets	100.0%	$611,214,433

¤	Among the Portfolio's 10 largest holdings or issuers held, as of September 30, 2014, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets .
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Step coupon - Rate shown was the rate in effect as of September 30, 2014.
(c)	Synthetic Convertible Bond - Security structured by an investment bank that provides exposure to a specific company's stock, represents 3.3% of the Portfolio's net assets.
(d)	Non-income producing security.
(e)	As of September 30, 2014, cost was $526,808,276 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$86,244,035
Gross unrealized depreciation	(9,128,273)
Net unrealized appreciation	$77,115,762

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Convertible Securities
Convertible Bonds	$—	$458,151,988	$—	$458,151,988
Convertible Preferred Stocks	56,115,601	—	—	56,115,601
Total Convertible Securities	56,115,601	458,151,988	—	514,267,589
Common Stocks	18,079,913	—	—	18,079,913
Warrants	23,350	—	—	23,350
Short-Term Investment
Repurchase Agreement	—	71,553,186	—	71,553,186
Total Investments in Securities	$74,218,864	$529,705,174	$—	$603,924,038

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

As of September 30, 2014, a convertible preferred stock with a value of $3,289,345 was transferred from Level 2 to Level 1 as the price of this security was based on evaluated bid pricing compared with the prior year price which was based on quoted prices. The value as of September 30, 2014, for this security is based on an evaluated bid price in active markets for identical investments.

As of September 30, 2014, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2013	Accrued Discounts (Premiums)	Realized Gain (Loss)		Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2014
Convertible Bonds
Internet	$234	$-	$(0)	(a)(b)	$(234)	$-	$-	$-	$-	$-	$-
Total	$234	$-	$(0)		$(234)	$-	$-	$-	$-	$-	$-

(a) At Home Corp. was written off on March 3, 2014.

(b) Less than one dollar

MainStay VP Cornerstone Growth Portfolio

Portfolio of Investments September 30, 2014 (Unaudited)

		Shares	Value
	Common Stocks 99.4% †
	Aerospace & Defense 4.5%
¤	Precision Castparts Corp.	54,962	$13,019,399
	Textron, Inc.	213,768	7,693,510
			20,712,909
	Auto Components 2.2%
	Johnson Controls, Inc.	226,191	9,952,404

	Automobiles 0.9%
	Tesla Motors, Inc. (a)	17,285	4,194,724

	Banks 2.2%
	First Republic Bank	200,427	9,897,085

	Beverages 3.3%
	Diageo PLC, Sponsored ADR	45,627	5,265,356
	SABMiller PLC, Sponsored ADR	178,306	9,906,681
			15,172,037
	Biotechnology 4.1%
	Alexion Pharmaceuticals, Inc. (a)	42,922	7,117,326
	Pharmacyclics, Inc. (a)	100,162	11,762,024
			18,879,350
	Capital Markets 1.8%
	Ameriprise Financial, Inc.	68,650	8,470,037

	Diversified Financial Services 2.5%
	CME Group, Inc.	142,576	11,399,664

	Electronic Equipment, Instruments & Components 1.5%
	Trimble Navigation, Ltd. (a)	219,219	6,686,179

	Energy Equipment & Services 2.8%
¤	Schlumberger, Ltd.	126,816	12,895,919

	Food & Staples Retailing 1.6%
	Costco Wholesale Corp.	58,317	7,308,286

	Food Products 0.9%
	WhiteWave Foods Co. (The) Class A (a)	110,527	4,015,446

	Health Care Providers & Services 4.5%
¤	Catamaran Corp. (a)	486,944	20,524,689

	Hotels, Restaurants & Leisure 4.0%
¤	Starbucks Corp.	244,661	18,462,119

	Household Durables 2.8%
	PulteGroup, Inc.	720,830	12,729,858

	Internet & Catalog Retail 3.4%
	Amazon.com, Inc. (a)	35,979	11,601,069
	Shutterfly, Inc. (a)	78,142	3,808,641
			15,409,710
	Internet Software & Services 19.3%
	Alibaba Group Holding, Ltd., Sponsored ADR (a)	58,892	5,232,554
	CoStar Group, Inc. (a)	46,317	7,204,146
	eBay, Inc. (a)	117,265	6,640,717
¤	Facebook, Inc. Class A (a)	241,680	19,102,387
¤	Google, Inc. Class A (a)	27,386	16,114,196
¤	Google, Inc. Class C (a)	19,105	11,030,463
	MercadoLibre, Inc.	64,143	6,969,137
¤	Rackspace Hosting, Inc. (a)	489,388	15,929,580
			88,223,180
	IT Services 3.6%
¤	Visa, Inc. Class A	78,536	16,757,226

	Machinery 0.9%
	Pentair PLC	64,610	4,231,309

	Media 7.7%
	CBS Corp. Class B	139,266	7,450,731
	Comcast Corp. Class A	221,591	11,917,164
	Time Warner Cable, Inc.	31,789	4,561,404
	Walt Disney Co. (The)	125,734	11,194,098
			35,123,397
	Oil, Gas & Consumable Fuels 2.3%
	Anadarko Petroleum Corp.	51,533	5,227,507
	Cobalt International Energy, Inc. (a)	379,871	5,166,246
			10,393,753
	Personal Products 1.0%
	Estee Lauder Cos., Inc. (The) Class A	61,687	4,609,253

	Semiconductors & Semiconductor Equipment 3.1%
¤	Micron Technology, Inc. (a)	413,915	14,180,728

	Software 5.1%
¤	Salesforce.com, Inc. (a)	405,998	23,357,065

	Specialty Retail 3.6%
	Home Depot, Inc. (The)	127,495	11,696,391
	Ross Stores, Inc.	61,467	4,645,676
			16,342,067
	Technology Hardware, Storage & Peripherals 2.1%
	Stratasys, Ltd. (a)	79,150	9,559,737

	Textiles, Apparel & Luxury Goods 3.5%
	Kate Spade & Co. (a)	221,189	5,801,787
	NIKE, Inc. Class B	116,254	10,369,857
			16,171,644
	Trading Companies & Distributors 4.2%
	Fastenal Co.	283,663	12,736,469
	United Rentals, Inc. (a)	59,929	6,658,112
			19,394,581
	Total Common Stocks (Cost $419,895,345)		455,054,356

	Principal Amount
Short-Term Investment 1.8%
Repurchase Agreement 1.8%
State Street Bank and Trust Co. 0.00%, dated 9/30/14 due 10/1/14 Proceeds at Maturity $8,189,101 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 1.96% and a maturity date of 11/7/22, with a Principal Amount of $8,955,000 and a Market Value of $8,357,307)	$8,189,101	8,189,101
Total Short-Term Investment (Cost $8,189,101)		8,189,101
Total Investments (Cost $428,084,446) (b)	101.2%	463,243,457
Other Assets, Less Liabilities	(1.2)	(5,383,571)
Net Assets	100.0%	$457,859,886

¤	Among the Portfolio's 10 largest holdings, as of September 30, 2014, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	As of September 30, 2014, cost was $428,664,037 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$49,758,061
Gross unrealized depreciation	(15,178,641)
Net unrealized appreciation	$34,579,420

The following abbreviation is used in the above portfolio:

ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$455,054,356	$—	$—	$455,054,356
Short-Term Investment
Repurchase Agreement	—	8,189,101	—	8,189,101
Total Investments in Securities	$455,054,356	$8,189,101	$—	$463,243,457

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2014, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of September 30, 2014, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP DFA / DuPont Capital Emerging Markets Equity Portfolio

Portfolio of Investments September 30, 2014 (Unaudited)

		Shares	Value
	Common Stocks 89.8% †
	Brazil 5.3%
	Banco do Brasil S.A. (Banks)	60,688	$627,273
	Banco Santander Brasil S.A., ADR (Banks)	107,652	704,044
	Bematech S.A. (Technology Hardware, Storage & Peripherals)	7,200	23,944
	BR Properties S.A. (Real Estate Management & Development)	235,700	1,251,803
	BrasilAgro - Companhia Brasileira de Propriedades Agricolas (Food Products)	1,900	7,033
	Brookfield Incorporacoes S.A. (Household Durables) (a)	58,216	36,389
	Cia Providencia Industria e Comercio S.A. (Textiles, Apparel & Luxury Goods)	14,400	48,240
	Cyrela Brazil Realty S.A. Empreendimentos e Participacoes (Household Durables)	6,501	32,800
	Direcional Engenharia S.A. (Household Durables)	3,900	15,901
	Embraer S.A. (Aerospace & Defense)	737,120	7,272,576
	Even Construtora e Incorporadora S.A. (Household Durables)	435,000	968,543
	Fibria Celulose S.A., Sponsored ADR (Paper & Forest Products) (a)	35,626	391,886
	Gafisa S.A., ADR (Household Durables)	21,577	51,569
	Gerdau S.A. (Metals & Mining)	17,100	70,140
	Gerdau S.A., Sponsored ADR (Metals & Mining)	44,008	211,238
	Helbor Empreendimentos S.A. (Household Durables)	8,000	17,387
	Industrias Romi S.A. (Machinery)	3,600	6,265
	Iochpe-Maxion S.A. (Machinery)	66,300	451,796
	JBS S.A. (Food Products)	100,000	373,813
	Log-in Logistica Intermodal S.A. (Marine) (a)	1,900	4,207
	Magnesita Refratarios S.A. (Construction Materials)	29,271	37,669
	Marfrig Global Foods S.A. (Food Products) (a)	53,600	145,838
	MRV Engenharia e Participacoes S.A. (Household Durables)	11,317	37,958
	Natura Cosmeticos S.A. (Personal Products)	104,000	1,571,206
	Oi S.A. (Diversified Telecommunication Services)	306,527	224,158
	Paranapanema S.A. (Metals & Mining) (a)	13,600	11,723
	PDG Realty S.A. Empreendimentos e Participacoes (Household Durables) (a)	105,440	47,384
	Petroleo Brasileiro S.A. (Oil, Gas & Consumable Fuels)	29,107	205,125
	Petroleo Brasileiro S.A., ADR (Oil, Gas & Consumable Fuels)	92,139	1,307,452
	Petroleo Brasileiro S.A., Sponsored ADR (Oil, Gas & Consumable Fuels)	142,949	2,128,511
	Profarma Distribuidora de Produtos Farmaceuticos S.A. (Health Care Providers & Services)	100	459
	Rodobens Negocios Imobiliarios S.A. (Household Durables)	2,000	8,212
	SLC Agricola S.A. (Food Products)	2,086	13,985
	Tecnisa S.A. (Household Durables)	5,700	11,504
	Tereos Internacional S.A. (Food Products)	16,700	17,671
	TPI - Triunfo Participacoes e Investimentos S.A. (Transportation Infrastructure)	7,500	18,231
¤	Vale S.A. (Metals & Mining)	124,581	1,366,561
	Vanguarda Agro S.A. (Food Products) (a)	21,932	17,920
	WEG S.A. (Machinery)	136,200	1,589,719
			21,328,133
	Chile 0.8%
	Aguas Andinas S.A. Class A (Water Utilities)	3,090,038	1,800,273
	CAP S.A. (Metals & Mining)	1,898	20,116
	Cencosud S.A. (Food & Staples Retailing)	61,140	180,607
	Cia General de Electricidad S.A. (Electric Utilities)	12,199	58,020
	Corpbanca S.A. (Banks)	1,873,312	23,926
	Empresas CMPC S.A. (Paper & Forest Products)	148,290	350,784
	Empresas Iansa S.A. (Food Products)	96,500	3,307
	Enersis S.A., Sponsored ADR (Electric Utilities)	42,481	670,350
	Gasco S.A. (Gas Utilities)	1,400	9,245
	Inversiones Aguas Metropolitanas S.A. (Water Utilities)	26,299	40,271
	Masisa S.A. (Paper & Forest Products)	430,626	17,278
	Ripley Corp. S.A. (Multiline Retail)	62,190	33,528
	Salfacorp S.A. (Construction & Engineering)	21,782	16,350
	Sociedad Matriz SAAM S.A. (Transportation Infrastructure)	285,082	23,591
	Socovesa S.A. (Household Durables)	26,762	5,458
			3,253,104
	China 17.2%
	Agile Property Holdings, Ltd. (Real Estate Management & Development)	108,000	66,345
	Agricultural Bank of China, Ltd. Class H (Banks)	1,430,000	633,522
	Air China, Ltd. (Airlines)	5,510,000	3,491,272
	Aluminum Corp. of China, Ltd. (Metals & Mining) (a)	60,000	24,418
	Aluminum Corp. of China, Ltd., ADR (Metals & Mining) (a)	8,650	87,452
	AMVIG Holdings, Ltd. (Containers & Packaging)	60,000	27,354
	Angang Steel Co., Ltd. Class H (Metals & Mining)	112,000	70,966
	Anhui Conch Cement Co., Ltd. Class H (Construction Materials)	937,500	2,982,189
	Asia Cement China Holdings Corp. (Construction Materials)	66,000	40,544
	Asian Citrus Holdings, Ltd. (Food Products)	69,000	14,307
	Bank of China, Ltd. Class H (Banks)	4,418,000	1,974,341
	Bank of Communications Co., Ltd. Class H (Banks)	579,000	404,898
	BBMG Corp. Class H (Construction Materials)	42,500	29,337
	Beijing Capital Land, Ltd. Class H (Real Estate Management & Development)	90,000	31,063
	BYD Electronic International Co., Ltd. (Communications Equipment)	47,000	54,476
	C C Land Holdings, Ltd. (Real Estate Management & Development)	187,000	32,753
	China Aerospace International Holdings, Ltd. (Electronic Equipment, Instruments & Components)	198,000	27,030
	China Agri-Industries Holdings, Ltd. (Food Products)	101,800	38,676
	China Aoyuan Property Group, Ltd. (Real Estate Management & Development)	222,000	35,452
	China Automation Group, Ltd. (Machinery) (a)	110,000	21,816
	China BlueChemical, Ltd. Class H (Chemicals)	140,000	60,761
	China CITIC Bank Corp., Ltd. Class H (Banks)	573,000	347,570
	China Coal Energy Co., Ltd. (Oil, Gas & Consumable Fuels)	339,000	198,209
	China Communications Construction Co., Ltd. Class H (Construction & Engineering)	349,000	251,698
	China Communications Services Corp., Ltd. Class H (Diversified Telecommunication Services)	168,000	77,673
	China Construction Bank Corp. Class H (Banks)	1,650,000	1,158,103
	China Dongxiang Group Co. (Textiles, Apparel & Luxury Goods)	32,000	6,017
	China Everbright, Ltd. (Capital Markets)	68,000	127,508
	China Glass Holdings, Ltd. (Building Products)	172,000	21,044
	China High Speed Transmission Equipment Group Co., Ltd. (Electrical Equipment) (a)	95,000	77,200
	China Hongqiao Group, Ltd. (Metals & Mining)	104,500	78,999
	China ITS Holdings Co., Ltd. (IT Services)	57,000	8,589
	China Lumena New Materials Corp. (Chemicals) (b)(c)	260,000	31,391
	China Merchants Bank Co., Ltd. Class H (Banks)	237,500	406,189
	China Merchants Holdings International Co., Ltd. (Transportation Infrastructure)	44,000	135,997
	China Metal Recycling Holdings, Ltd. (Metals & Mining) (a)(b)(c)	75,000	17,078
	China Minsheng Banking Corp., Ltd. Class H (Banks)	296,500	271,113
¤	China Mobile, Ltd. (Wireless Telecommunication Services)	1,184,500	13,675,786
	China National Building Material Co., Ltd. Class H (Construction Materials)	228,000	207,010
	China National Materials Co., Ltd. Class H (Construction Materials)	101,000	23,283
	China Petroleum & Chemical Corp. Class H (Oil, Gas & Consumable Fuels)	1,512,800	1,324,821
	China Precious Metal Resources Holdings Co., Ltd. (Metals & Mining) (a)	134,000	15,877
	China Properties Group, Ltd. (Real Estate Management & Development) (a)	124,000	25,711
	China Railway Construction Corp., Ltd. Class H (Construction & Engineering)	155,500	141,184
	China Railway Group, Ltd. Class H (Construction & Engineering)	163,000	86,487
	China Resources Enterprise, Ltd. (Food & Staples Retailing)	50,000	118,354
	China SCE Property Holdings, Ltd. (Real Estate Management & Development)	176,400	34,077
	China Shanshui Cement Group Ltd. (Construction Materials)	154,000	54,937
	China Shenhua Energy Co., Ltd. Class H (Oil, Gas & Consumable Fuels)	2,842,500	7,925,475
	China Shipping Container Lines Co., Ltd. Class H (Marine) (a)	364,000	97,037
	China Shipping Development Co., Ltd. Class H (Marine) (a)	32,000	20,070
	China Southern Airlines Co., Ltd. Class H (Airlines)	188,000	61,498
	China Travel International Investment, Ltd (Hotels, Restaurants & Leisure)	290,000	85,526
	China Unicom Hong Kong, Ltd., ADR (Diversified Telecommunication Services)	35,401	532,077
	China Vanadium Titano - Magnetite Mining Co., Ltd. (Metals & Mining)	138,000	14,573
	China ZhengTong Auto Services Holdings, Ltd. (Specialty Retail)	55,000	32,229
	China Zhongwang Holdings, Ltd. (Metals & Mining)	166,000	82,521
	Chongqing Machinery & Electric Co., Ltd. Class H (Industrial Conglomerates)	168,000	25,963
	Chongqing Rural Commercial Bank Co., Ltd. Class H (Banks)	108,000	48,959
	Citic Resources Holdings, Ltd. (Trading Companies & Distributors) (a)	154,000	23,403
	Citychamp Watch & Jewellery Group, Ltd. (Textiles, Apparel & Luxury Goods)	130,000	19,253
	CNOOC, Ltd. (Oil, Gas & Consumable Fuels)	2,658,000	4,552,747
	COSCO Pacific, Ltd. (Transportation Infrastructure)	104,569	138,979
	Country Garden Holdings Co., Ltd. (Real Estate Management & Development)	334,000	126,032
	Dah Chong Hong Holdings, Ltd. (Distributors)	47,000	27,178
	Digital China Holdings, Ltd. (Electronic Equipment, Instruments & Components)	29,000	25,919
	Dongfeng Motor Group Co., Ltd. Class H (Automobiles)	4,818,000	7,917,433
	Evergrande Real Estate Group, Ltd. (Real Estate Management & Development)	463,000	172,920
	Fantasia Holdings Group Co., Ltd. (Real Estate Management & Development)	169,500	18,336
	Fosun International, Ltd. (Metals & Mining)	68,500	82,043
	Franshion Properties China, Ltd. (Real Estate Management & Development)	286,000	70,350
	Glorious Property Holdings, Ltd. (Real Estate Management & Development) (a)	125,000	19,157
	Golden Meditech Holdings, Ltd. (Health Care Equipment & Supplies)	168,000	27,261
	GOME Electrical Appliances Holdings, Ltd. (Specialty Retail)	756,000	123,650
	Greentown China Holdings, Ltd. (Real Estate Management & Development)	40,000	37,451
	Guangshen Railway Co., Ltd., Sponsored ADR (Road & Rail)	2,500	49,150
	Guangzhou R&F Properties Co., Ltd. Class H (Real Estate Management & Development)	63,200	63,893
	Haitian International Holdings, Ltd. (Machinery)	442,000	1,002,987
	Harbin Power Equipment Co., Ltd. Class H (Electrical Equipment)	70,000	42,010
	Heng Tai Consumables Group, Ltd. (Food & Staples Retailing) (a)	1,035,000	17,595
	HKC Holdings, Ltd. (Construction & Engineering) (a)	248,000	6,068
	Hopson Development Holdings, Ltd. (Real Estate Management & Development) (a)	54,000	46,595
	Industrial & Commercial Bank of China, Ltd. Class H (Banks)	1,326,000	824,817
	Jiangxi Copper Co., Ltd. Class H (Metals & Mining)	71,000	117,589
	Ju Teng International Holdings, Ltd. (Electronic Equipment, Instruments & Components)	74,000	42,695
	Kaisa Group Holdings, Ltd. (Real Estate Management & Development)	69,000	26,392
	Kingboard Chemical Holdings, Ltd. (Electronic Equipment, Instruments & Components)	58,800	116,769
	Kingboard Laminates Holdings, Ltd. (Electronic Equipment, Instruments & Components)	108,000	45,204
	KWG Property Holding, Ltd. (Real Estate Management & Development)	77,500	54,595
	Longfor Properties Co., Ltd. (Real Estate Management & Development)	72,000	82,526
	Lonking Holdings, Ltd. (Machinery)	166,000	29,930
	Maanshan Iron & Steel Class H (Metals & Mining) (a)	8,000	1,741
	Maoye International Holdings, Ltd. (Multiline Retail)	135,000	22,428
	Metallurgical Corp. of China, Ltd. Class H (Construction & Engineering)	217,000	59,246
	MIE Holdings Corp. (Oil, Gas & Consumable Fuels)	76,000	9,983
	Mingfa Group International Co., Ltd. (Real Estate Management & Development) (a)	52,000	13,595
	MMG, Ltd. (Metals & Mining)	48,000	16,814
	New World China Land, Ltd. (Real Estate Management & Development)	98,000	55,532
	Nine Dragons Paper Holdings, Ltd. (Paper & Forest Products)	140,000	100,607
	Pacific Basin Shipping, Ltd. (Marine)	3,626,000	1,961,300
	Parkson Retail Group, Ltd. (Multiline Retail)	149,000	43,367
	Peak Sport Products Co., Ltd. (Textiles, Apparel & Luxury Goods)	117,000	33,903
	PetroChina Co., Ltd. Class H (Oil, Gas & Consumable Fuels)	4,219,550	5,406,997
	Poly Hong Kong Investments, Ltd. (Real Estate Management & Development)	174,000	66,778
	Real Nutriceutical Group, Ltd. (Personal Products)	97,000	33,229
	Renhe Commercial Holdings Co., Ltd. (Real Estate Management & Development) (a)	102,000	4,269
	Samson Holding, Ltd. (Household Durables)	122,000	16,183
	Semiconductor Manufacturing International Corp. (Semiconductors & Semiconductor Equipment) (a)	1,675,000	170,415
	Shandong Chenming Paper Holdings, Ltd. Class H (Paper & Forest Products)	69,000	33,234
	Shanghai Industrial Holdings, Ltd. (Industrial Conglomerates)	40,000	118,483
	Shanghai Industrial Urban Development Group, Ltd. (Real Estate Management & Development) (a)	70,000	13,432
	Shengli Oil & Gas Pipe Holdings, Ltd. (Energy Equipment & Services)	100,500	5,954
	Shenzhen Investment, Ltd. (Real Estate Management & Development)	242,039	68,265
	Shenzhou International Group Holdings, Ltd. (Textiles, Apparel & Luxury Goods)	504,000	1,616,206
	Shougang Fushan Resources Group, Ltd. (Metals & Mining)	304,000	68,122
	Shui On Land, Ltd. (Real Estate Management & Development)	257,333	57,665
	Sino-Ocean Land Holdings, Ltd. (Real Estate Management & Development)	374,001	196,517
	Sinofert Holdings, Ltd. (Chemicals) (a)	28,000	3,967
	Sinotrans Shipping, Ltd. (Marine) (a)	58,500	16,047
	Sinotrans, Ltd. Class H (Air Freight & Logistics)	85,000	61,740
	Sinotruk Hong Kong, Ltd. (Machinery) (b)	3,025,500	1,640,386
	Skyworth Digital Holdings, Ltd. (Household Durables)	110,000	57,091
	Soho China, Ltd. (Real Estate Management & Development)	193,000	139,688
	Sunac China Holdings, Ltd. (Real Estate Management & Development)	41,000	31,048
	TCC International Holdings, Ltd. (Construction Materials)	102,000	40,197
	Tiangong International Co., Ltd. (Metals & Mining)	152,000	35,431
	Tianjin Port Development Holdings, Ltd. (Transportation Infrastructure)	204,000	38,620
	Tianneng Power International, Ltd. (Auto Components)	52,000	17,613
	Wasion Group Holdings, Ltd. (Electronic Equipment, Instruments & Components)	2,000	1,842
	Weichai Power Co., Ltd. Class H (Machinery)	834,000	3,012,769
	Weiqiao Textile Co. Class H (Textiles, Apparel & Luxury Goods)	64,000	31,898
	West China Cement, Ltd. (Construction Materials)	288,000	27,076
	Xingda International Holdings, Ltd. (Auto Components)	72,000	24,758
	Yanzhou Coal Mining Co., Ltd. Class H (Oil, Gas & Consumable Fuels)	82,000	67,375
	Yuexiu Property Co., Ltd. (Real Estate Management & Development)	404,000	72,321
	Zoomlion Heavy Industry Science and Technology Co., Ltd. (Machinery)	49,600	28,937
			69,490,801
	Colombia 1.8%
	BanColombia S.A., Sponsored ADR (Banks)	117,930	6,688,989
	Cementos Argos S.A. (Construction Materials)	8,300	44,267
	Grupo Argos S.A. (Construction Materials)	1,661	18,620
	Grupo de Inversiones Suramericana S.A. (Diversified Financial Services)	8,363	167,838
	Grupo Nutresa S.A. (Food Products)	11,214	153,397
			7,073,111
	Czech Republic 3.0%
	CEZ A.S. (Electric Utilities)	103,777	3,156,323
¤	Komercni Banka A.S. (Banks)	37,872	9,011,281
	Unipetrol A.S. (Chemicals) (a)	7,241	40,919
			12,208,523
	Greece 0.1%
	Alpha Bank A.E. (Banks) (a)	125,093	97,011
	Bank of Greece (Banks)	1,004	15,255
	Ellaktor S.A. (Construction & Engineering) (a)	10,547	40,630
	GEK Terna Holding Real Estate Construction S.A. (Construction & Engineering) (a)	6,182	24,986
	Hellenic Petroleum S.A. (Oil, Gas & Consumable Fuels) (a)	6,880	45,013
	Intralot S.A. - Integrated Lottery Systems & Services (Hotels, Restaurants & Leisure) (a)	11,823	23,893
	Mytilineos Holdings S.A. (Metals & Mining) (a)	6,902	53,788
			300,576
	Hungary 1.3%
	OTP Bank PLC (Banks)	311,860	5,298,492

	India 1.5%
	Reliance Industries, Ltd., Sponsored GDR (Oil, Gas & Consumable Fuels) (d)	157,989	4,818,665
	Sesa Sterlite, Ltd., ADR (Metals & Mining)	27,936	482,175
	State Bank of India, GDR (Banks)	4,337	342,623
	Tata Steel, Ltd., GDR (Metals & Mining)	21,252	157,371
	Tata Steel, Ltd., GDR (Metals & Mining)	6,921	51,250
			5,852,084
	Indonesia 3.3%
	Adaro Energy Tbk PT (Oil, Gas & Consumable Fuels)	946,000	91,223
	Agung Podomoro Land Tbk PT (Real Estate Management & Development)	299,000	8,417
	Alam Sutera Realty Tbk PT (Real Estate Management & Development)	512,900	19,152
	Aneka Tambang Persero Tbk PT (Metals & Mining)	368,000	33,523
	Bank Bukopin Tbk PT (Banks)	584,500	34,298
	Bank Danamon Indonesia Tbk PT (Banks)	321,500	103,033
	Bank Mandiri Persero Tbk PT (Banks)	1,919,900	1,587,443
	Bank Negara Indonesia Persero Tbk PT (Banks)	716,500	324,880
	Bank Pan Indonesia Tbk PT (Banks) (a)	389,000	31,126
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT (Banks)	227,000	14,810
	Bank Rakyat Indonesia Persero Tbk PT (Banks)	2,359,900	2,019,036
	Bank Tabungan Negara Persero Tbk PT (Banks)	436,223	41,886
	Barito Pacific Tbk PT (Chemicals) (a)	358,000	8,021
	Benakat Integra Tbk PT (Oil, Gas & Consumable Fuels) (a)	1,089,000	11,172
	Bhakti Investama Tbk PT (Media) (a)	2,097,500	59,904
	Bisi International Tbk PT (Food Products)	92,000	3,730
	Borneo Lumbung Energi & Metal Tbk PT (Metals & Mining) (a)	932,000	6,119
	Bumi Serpong Damai Tbk PT (Real Estate Management & Development)	151,800	19,248
	Ciputra Development Tbk PT (Real Estate Management & Development)	1,081,600	90,096
	Ciputra Property Tbk PT (Real Estate Management & Development)	565,000	33,849
	Energi Mega Persada Tbk PT (Oil, Gas & Consumable Fuels) (a)	5,217,000	44,099
	Gajah Tunggal Tbk PT (Auto Components)	226,500	28,812
	Garuda Indonesia Persero Tbk PT (Airlines) (a)	343,913	11,713
	Global Mediacom Tbk PT (Media) (a)	415,900	66,387
	Hexindo Adiperkasa Tbk PT (Trading Companies & Distributors)	34,500	10,674
	Holcim Indonesia Tbk PT (Construction Materials)	81,000	17,284
	Indah Kiat Pulp & Paper Corp. Tbk PT (Paper & Forest Products) (a)	279,000	24,156
	Indika Energy Tbk PT (Oil, Gas & Consumable Fuels) (a)	287,500	17,460
	Indo Tambangraya Megah Tbk PT (Oil, Gas & Consumable Fuels)	1,919,200	4,091,196
	Indofood Sukses Makmur Tbk PT (Food Products)	405,400	232,893
	Intiland Development Tbk PT (Real Estate Management & Development)	876,000	41,697
	Kawasan Industri Jababeka Tbk PT (Real Estate Management & Development)	1,962,175	39,614
	Lippo Karawaci Tbk PT (Real Estate Management & Development) (a)	2,085,500	160,884
	Medco Energi Internasional Tbk PT (Oil, Gas & Consumable Fuels)	233,000	68,265
	Modernland Realty Tbk PT (Real Estate Management & Development)	804,400	34,988
	Multipolar Corp. Tbk PT (Multiline Retail)	263,300	22,473
	Pan Brothers Tbk PT (Textiles, Apparel & Luxury Goods)	541,100	18,340
	Panin Financial Tbk PT (Insurance) (a)	989,000	22,564
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT (Food Products)	227,000	35,396
	Ramayana Lestari Sentosa Tbk PT (Multiline Retail)	4,500	342
	Salim Ivomas Pratama Tbk PT (Food Products)	169,000	11,442
	Sampoerna Agro Tbk PT (Food Products)	94,000	15,545
	Sentul City Tbk PT (Real Estate Management & Development) (a)	1,304,000	10,809
	Surya Semesta Internusa Tbk PT (Construction & Engineering)	304,600	18,498
	Tiga Pilar Sejahtera Food Tbk PT (Food Products) (a)	141,700	26,689
	Timah Persero Tbk PT (Metals & Mining)	524,581	52,738
	United Tractors Tbk PT (Machinery)	2,052,100	3,351,398
	Vale Indonesia Tbk PT (Metals & Mining)	307,500	94,635
			13,111,957
	Malaysia 4.5%
	Affin Holdings BHD (Banks)	62,660	64,943
	AirAsia BHD (Airlines)	111,400	85,914
	Alliance Financial Group BHD (Banks)	22,300	33,921
	AMMB Holdings BHD (Banks)	91,500	191,619
	Berjaya Corp. BHD (Industrial Conglomerates)	381,100	65,637
	BIMB Holdings BHD (Banks)	6,100	8,052
	Boustead Holdings BHD (Industrial Conglomerates)	58,300	88,858
	Boustead Plantations BHD (Food Products)	11,600	5,481
	Cahya Mata Sarawak BHD (Industrial Conglomerates)	31,900	42,300
	CIMB Group Holdings BHD (Banks)	1,848,700	3,961,701
	DRB-Hicom BHD (Automobiles)	108,900	75,687
	Eastern & Oriental BHD (Real Estate Management & Development)	38,200	33,420
	Faber Group BHD (Health Care Providers & Services)	13,200	13,118
	Genting BHD (Hotels, Restaurants & Leisure)	2,018,000	5,837,775
	Genting Malaysia BHD (Hotels, Restaurants & Leisure)	216,900	276,373
	Glomac BHD (Real Estate Management & Development)	83,300	28,947
	HAP Seng Consolidated BHD (Industrial Conglomerates)	78,500	95,239
	HAP Seng Plantations Holdings BHD (Food Products)	11,800	9,100
	Hong Leong Financial Group BHD (Banks)	21,000	112,666
	IGB Corp. BHD (Real Estate Management & Development)	107,800	94,311
	IJM Corp. BHD (Construction & Engineering)	128,500	253,435
	IJM Land BHD (Real Estate Management & Development)	44,200	44,597
	Inch Kenneth Kajang Rubber BHD (Industrial Conglomerates)	39,800	10,434
	Iris Corp. BHD (Software)	213,600	24,743
	JAKS Resources BHD (Construction & Engineering) (a)	176,800	38,804
	Jaya Tiasa Holdings BHD (Paper & Forest Products)	40,300	26,166
	JCY International BHD (Technology Hardware, Storage & Peripherals)	70,400	13,627
	Karambunai Corp. BHD (Hotels, Restaurants & Leisure) (a)	613,700	15,901
	Kian JOO CAN Factory BHD (Containers & Packaging)	31,300	28,433
	KNM Group BHD (Energy Equipment & Services) (a)	120,800	33,325
	KSL Holdings BHD (Real Estate Management & Development) (a)	69,100	98,579
	KUB Malaysia BHD (Oil, Gas & Consumable Fuels) (a)	149,300	25,941
	Kulim Malaysia BHD (Food Products) (a)	60,900	60,334
	Kwantas Corp. BHD (Food Products)	35,700	22,853
	Lion Industries Corp. BHD (Metals & Mining)	71,400	13,930
	Mah Sing Group BHD (Real Estate Management & Development)	71,000	52,593
	Malayan Banking BHD (Banks)	1,460,795	4,435,153
	Malayan Flour Mills BHD (Food Products)	20,300	12,067
	Malaysian Bulk Carriers BHD (Marine)	30,100	15,231
	Malaysian Resources Corp. BHD (Construction & Engineering)	146,000	72,989
	MBM Resources BHD (Distributors)	18,200	15,812
	Media Prima BHD (Media)	76,000	51,663
	Metro Kajang Holdings BHD (Real Estate Management & Development)	46,848	52,839
	MISC BHD (Marine)	139,200	286,420
	MMC Corp. BHD (Industrial Conglomerates)	113,300	82,199
	Mudajaya Group BHD (Construction & Engineering)	24,000	14,559
	Muhibbah Engineering (M) BHD (Construction & Engineering)	2,100	1,991
	Mulpha International BHD (Diversified Financial Services) (a)	161,400	22,386
	Multi-Purpose Holdings BHD (Hotels, Restaurants & Leisure)	50,300	45,999
	Naim Holdings BHD (Real Estate Management & Development)	33,000	35,107
	Parkson Holdings BHD (Multiline Retail) (a)	18,876	16,572
	PPB Group BHD (Food Products)	47,100	203,877
	Press Metal BHD (Metals & Mining)	8,900	16,956
	RHB Capital BHD (Banks)	69,680	187,555
	Rimbunan Sawit BHD (Food Products) (a)	43,600	9,237
	Salcon BHD (Water Utilities)	19,100	4,832
	Sarawak Plantation BHD (Food Products)	30,200	23,567
	Scomi Group BHD (Energy Equipment & Services) (a)	139,000	17,160
	Selangor Properties BHD (Real Estate Management & Development)	31,300	55,625
	SP Setia BHD (Real Estate Management & Development)	52,500	55,053
	Star Publications Malaysia BHD (Media)	26,800	20,914
	Sunway BHD (Real Estate Management & Development)	71,766	75,255
	Ta Ann Holdings BHD (Paper & Forest Products)	11,100	13,298
	TA Enterprise BHD (Hotels, Restaurants & Leisure)	174,000	51,184
	TDM BHD (Food Products)	30,000	8,551
	TH Plantations BHD (Food Products)	30,300	15,979
	Time dotCom BHD (Diversified Telecommunication Services) (a)	14,340	22,337
	UEM Land Holdings BHD (Real Estate Management & Development)	72,800	40,389
	Unisem M BHD (Semiconductors & Semiconductor Equipment)	22,900	11,378
	UOA Development BHD (Real Estate Management & Development)	52,400	33,703
	Wah Seong Corp. BHD (Energy Equipment & Services)	55,768	30,090
	WCT Holdings BHD (Construction & Engineering)	98,030	64,546
	YTL Corp. BHD (Multi-Utilities)	527,360	270,070
			18,281,300
	Mexico 6.3%
	Alpek S.A. de C.V. (Chemicals)	17,000	31,315
¤	America Movil S.A.B. de C.V. Series L (Wireless Telecommunication Services)	8,454,820	10,657,839
	Axtel S.A.B. de C.V. (Diversified Telecommunication Services) (a)	141,000	41,154
	Cemex S.A.B. de C.V., Sponsored ADR (Construction Materials) (a)	115,333	1,503,942
	Cia Minera Autlan S.A.B. de C.V. (Metals & Mining)	21,790	24,758
	Coca-Cola Femsa S.A.B. de C.V., Sponsored ADR (Beverages)	106	10,676
	Consorcio ARA S.A.B. de C.V. (Household Durables) (a)	41,595	18,923
	Controladora Comercial Mexicana S.A.B. de C.V. (Food & Staples Retailing)	61,333	229,750
	Corporacion Actinver S.A.B. de C.V. (Capital Markets)	9,000	10,735
	Corporacion GEO S.A.B. de C.V. Series B (Household Durables) (a)(c)	88,600	665
	Empresas ICA S.A.B. de C.V., Sponsored ADR (Construction & Engineering) (a)	13,466	93,185
	Fomento Economico Mexicano S.A.B. de C.V., Sponsored ADR (Beverages)	5,369	494,216
	Gruma S.A.B. de C.V. Class B (Food Products) (a)	17,522	187,608
	Grupo Aeromexico S.A.B. de C.V. (Airlines) (a)	4,000	5,927
	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Transportation Infrastructure) (a)	5,534	24,410
	Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B (Transportation Infrastructure)	49,341	332,553
	Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR (Transportation Infrastructure)	4,000	513,960
	Grupo Comercial Chedraui S.A. de C.V. (Food & Staples Retailing)	31,400	110,890
	Grupo Famsa S.A.B. de C.V. Class A (Multiline Retail) (a)	1,000	989
	Grupo Financiero Banorte S.A.B. de C.V. Class O (Banks)	222,879	1,427,335
	Grupo Financiero Inbursa S.A.B. de C.V. (Banks)	48,594	138,938
	Grupo Financiero Interacciones S.A. de C.V. (Capital Markets)	5,121	42,896
	Grupo Financiero Santander Mexico S.A.B de C.V. (Banks)	88,531	239,611
	Grupo KUO S.A.B de C.V. Class B (Industrial Conglomerates)	9,200	21,132
	Grupo Mexico S.A.B. de C.V. Class B (Metals & Mining)	79,236	266,254
	Grupo Sanborns S.A.B de C.V. (Multiline Retail)	5,433	9,094
	Grupo Simec S.A.B. de C.V. Series B (Metals & Mining) (a)	7,706	34,547
	Industrias Bachoco S.A.B. de C.V., ADR (Food Products)	3,919	234,121
	Industrias CH S.A.B. de C.V. Series B (Metals & Mining) (a)	14,500	78,165
	Megacable Holdings S.A.B. de C.V. (Media)	22,463	106,624
	Mexichem S.A.B de C.V. (Chemicals)	39,900	166,130
	OHL Mexico S.A.B. de C.V. (Transportation Infrastructure) (a)	76,500	207,619
	Organizacion Cultiba S.A.B. de C.V. (Beverages)	6,300	10,554
	Organizacion Soriana S.A.B. de C.V. Class B (Food & Staples Retailing)	83,845	278,495
¤	Ternium S.A., Sponsored ADR (Metals & Mining)	331,242	7,966,370
	TV Azteca S.A.B. de C.V. (Media)	83,664	43,107
	Urbi Desarrollos Urbanos S.A.B. de C.V. (Household Durables) (a)(b)(c)	101,900	31
			25,564,518
	Panama 0.3%
	Copa Holdings S.A. Class A (Airlines)	12,400	1,330,396

	Peru 0.7%
	Cia de Minas Buenaventura S.A., ADR (Metals & Mining)	252,551	2,924,541

	Philippines 0.3%
	Atlas Consolidated Mining & Development (Metals & Mining)	32,500	11,587
	BDO Unibank, Inc. (Banks)	92,670	202,469
	Cebu Air, Inc. (Airlines)	5,000	7,626
	China Banking Corp. (Banks)	38,289	43,342
	East West Banking Corp. (Banks) (a)	17,000	10,209
	Filinvest Land, Inc. (Real Estate Management & Development)	1,563,000	55,028
	First Philippine Holdings Corp. (Electric Utilities)	22,100	44,321
	JG Summit Holdings, Inc. (Industrial Conglomerates)	115,660	149,222
	Lopez Holdings Corp. (Media)	273,200	39,570
	LT Group, Inc. (Beverages)	172,000	59,943
	Megaworld Corp. (Real Estate Management & Development)	1,384,000	155,123
	Metropolitan Bank & Trust Co. (Banks)	24,250	46,903
	Petron Corp. (Oil, Gas & Consumable Fuels)	170,700	44,807
	Philippine National Bank (Banks) (a)	26,231	51,144
	Rizal Commercial Banking Corp. (Banks)	19,780	23,867
	Robinsons Land Corp. (Real Estate Management & Development)	157,300	85,349
	San Miguel Corp. (Industrial Conglomerates)	54,870	95,368
	Security Bank Corp. (Banks)	6,830	22,342
	Top Frontier Investment Holdings Inc. (Industrial Conglomerates) (a)	6,992	19,241
	Union Bank of Philippines (Banks)	23,150	63,346
	Vista Land & Lifescapes, Inc. (Real Estate Management & Development)	484,000	66,543
			1,297,350
	Poland 3.7%
	Asseco Poland S.A. (Software)	8,692	122,351
	Bank Handlowy w Warszawie S.A. (Banks)	81,874	3,091,405
	Bank Pekao S.A. (Banks)	78,857	4,625,826
	Enea S.A. (Electric Utilities)	14,166	69,321
	Getin Holding S.A. (Banks) (a)	336	298
	Grupa Lotos S.A. (Oil, Gas & Consumable Fuels) (a)	136,465	1,160,378
	Kernel Holding S.A. (Food Products) (a)	3,254	24,475
	KGHM Polska Miedz S.A. (Metals & Mining)	11,852	452,879
	Kopex S.A. (Machinery) (a)	2,064	7,045
	Lubelski Wegiel Bogdanka S.A. (Oil, Gas & Consumable Fuels)	1,612	53,562
	Netia S.A. (Diversified Telecommunication Services)	23,993	40,513
	Orange Polska S.A. (Diversified Telecommunication Services)	1,105,410	3,889,996
	PGE S.A. (Electric Utilities)	84,186	533,259
	Polimex-Mostostal S.A. (Construction & Engineering) (a)	58,304	1,585
	Polski Koncern Naftowy Orlen S.A. (Oil, Gas & Consumable Fuels)	38,955	485,386
	Tauron Polska Energia S.A. (Electric Utilities)	138,576	224,782
	Zaklady Azotowe w Tarnowie-Moscicach S.A. (Chemicals)	2,381	44,584
			14,827,645
	Republic of Korea 19.2%
	AUK Corp. (Semiconductors & Semiconductor Equipment) (a)	11,290	18,884
	BS Financial Group, Inc. (Banks)	17,345	277,783
	China Ocean Resources Co., Ltd. (Food Products) (a)	7,670	9,340
	COSMO Chemical Co., Ltd. (Chemicals) (a)	2,200	11,258
	Dae Han Flour Mills Co., Ltd. (Food Products)	258	52,932
	Daechang Co., Ltd. (Metals & Mining) (a)	9,822	8,163
	Daelim Industrial Co., Ltd. (Construction & Engineering)	2,287	163,628
	Daewoo Engineering & Construction Co., Ltd. (Construction & Engineering) (a)	6,440	46,870
	Daewoo Securities Co., Ltd. (Capital Markets) (a)	7,530	76,709
	Daishin Securities Co., Ltd. (Capital Markets)	3,040	32,409
	Daou Technology, Inc. (Internet Software & Services)	1,950	20,974
	DGB Financial Group, Inc. (Banks)	11,270	179,423
	Dongbu Securities Co., Ltd. (Capital Markets) (a)	7,510	33,413
	Dongkuk Steel Mill Co., Ltd. (Metals & Mining)	6,592	38,980
	Dongwha Pharm Co., Ltd. (Pharmaceuticals)	7,240	37,049
	Doosan Corp. (Industrial Conglomerates)	565	55,416
	Doosan Heavy Industries & Construction Co., Ltd. (Construction & Engineering)	2,720	67,146
	Doosan Infracore Co., Ltd. (Machinery) (a)	9,597	100,949
	E-Mart Co., Ltd. (Food & Staples Retailing)	1,203	262,773
	Eugene Investment & Securities Co., Ltd. (Capital Markets) (a)	15,599	29,565
	GS Engineering & Construction Corp. (Construction & Engineering) (a)	2,971	103,186
	GS Holdings (Oil, Gas & Consumable Fuels)	5,501	210,083
	Gwangju Shinsegae Co., Ltd. (Multiline Retail)	47	14,074
	Hana Financial Group, Inc. (Banks)	18,526	675,907
	Handsome Co., Ltd. (Textiles, Apparel & Luxury Goods)	980	30,275
	Hanil Cement Co., Ltd. (Construction Materials)	446	57,692
	Hanjin Heavy Industries & Construction Co., Ltd. (Machinery) (a)	2,111	10,382
	Hanjin Transportation Co., Ltd. (Air Freight & Logistics)	1,660	66,856
	Hansol Paper Co. (Paper & Forest Products)	4,580	47,525
	Hanwha Chemical Corp. (Chemicals)	9,140	118,662
	Hanwha Corp. (Chemicals)	3,560	99,353
	Hanwha Life Insurance Co., Ltd. (Insurance)	19,850	133,556
	Hanwha Securities Co. (Capital Markets) (a)	4,462	16,956
	HMC Investment Securities Co., Ltd. (Capital Markets) (a)	2,540	27,801
	Hyosung Corp. (Chemicals)	2,653	190,066
	Hyundai BNG Steel Co., Ltd. (Metals & Mining) (a)	1,180	24,657
	Hyundai Department Store Co., Ltd. (Multiline Retail)	29,603	4,502,517
	Hyundai Development Co. (Construction & Engineering)	4,693	189,899
¤	Hyundai Heavy Industries Co., Ltd. (Machinery)	63,273	8,244,527
¤	Hyundai Mobis (Auto Components)	35,867	8,735,199
¤	Hyundai Motor Co. (Automobiles)	48,746	8,799,918
	Hyundai Securities Co., Ltd. (Capital Markets) (a)	4,017	26,761
	Hyundai Steel Co. (Metals & Mining)	5,379	378,225
	Industrial Bank of Korea (Banks)	17,540	265,115
	JB Financial Group Co., Ltd. (Banks)	13,201	88,319
	KB Financial Group, Inc. (Banks)	27,416	1,001,551
	KCC Corp. (Building Products)	218	148,535
	Keangnam Enterprises, Ltd. (Construction & Engineering) (a)	3,550	13,255
	KISWIRE, Ltd. (Metals & Mining)	940	44,317
	KJB Financial Group Co., Ltd. (Banks) (a)	1,777	17,934
	KNB Financial Group Co., Ltd. (Banks) (a)	2,716	30,371
	Kolon Industries, Inc. (Chemicals)	2,297	126,904
	Korea Investment Holdings Co., Ltd. (Capital Markets)	5,120	268,797
	Korean Air Lines Co., Ltd. (Airlines) (a)	1,180	40,256
	Korean Reinsurance Co. (Insurance)	6,900	73,888
	KTB Investment & Securities Co., Ltd. (Capital Markets) (a)	11,426	23,767
	LG Chem, Ltd. (Chemicals)	21,560	5,220,166
	LG Corp. (Industrial Conglomerates)	5,362	390,241
	LG Display Co., Ltd. (Electronic Equipment, Instruments & Components) (a)	17,627	567,939
	LG Display Co., Ltd., ADR (Electronic Equipment, Instruments & Components) (a)	1,600	25,200
	LG Electronics, Inc. (Household Durables)	8,700	541,663
	LG International Corp. (Trading Companies & Distributors)	1,820	44,325
	LIG Insurance Co., Ltd. (Insurance)	300	7,932
	Lotte Chemical Corp. (Chemicals)	1,146	152,583
	Lotte Chilsung Beverage Co., Ltd. (Beverages)	71	146,205
	Lotte Confectionery Co., Ltd. (Food Products)	67	138,349
	Lotte Shopping Co., Ltd. (Multiline Retail)	994	297,658
	LS Corp. (Electrical Equipment)	318	20,130
	Meritz Securities Co., Ltd. (Capital Markets)	12,557	47,063
	Mirae Asset Securities Co., Ltd. (Capital Markets)	3,030	127,775
	Moorim P&P Co., Ltd. (Paper & Forest Products)	6,320	28,778
	Nexen Corp. (Auto Components)	133	11,936
	Poongsan Corp. (Metals & Mining)	2,400	67,321
	Poongsan Holdings Corp. (Metals & Mining)	1,230	54,900
	POSCO (Metals & Mining)	4,302	1,339,215
	POSCO, ADR (Metals & Mining)	61,369	4,657,907
	S&T Dynamics Co., Ltd. (Aerospace & Defense)	2,240	21,970
	S&T Motiv Co., Ltd. (Auto Components)	750	25,871
	S-Oil Corp. (Oil, Gas & Consumable Fuels)	565	22,916
	Samsung C&T Corp. (Trading Companies & Distributors)	2,909	208,406
	Samsung Electro-Mechanics Co., Ltd. (Electronic Equipment, Instruments & Components)	480	22,516
	Samsung Electronics Co., Ltd. (Technology Hardware, Storage & Peripherals)	6,705	7,523,070
	Samsung Heavy Industries Co., Ltd. (Machinery)	61,360	1,468,221
	Samsung Life Insurance Co., Ltd. (Insurance)	50,837	5,106,583
	Samsung SDI Co., Ltd. (Electronic Equipment, Instruments & Components)	1,760	204,312
	Samsung Securities Co., Ltd. (Capital Markets)	2,820	117,851
	Samyang Holdings Corp. (Food Products)	263	21,683
	Seah Besteel Corp. (Metals & Mining)	900	32,239
	SeAH Steel Corp. (Metals & Mining)	146	12,756
	Shinhan Financial Group Co., Ltd. (Banks)	158,784	7,312,867
	Shinsegae Co., Ltd. (Multiline Retail)	15,647	3,254,695
	Shinsung Solar Energy Co., Ltd. (Semiconductors & Semiconductor Equipment) (a)	11,829	12,499
	SK Chemicals Co., Ltd. (Chemicals)	1,420	81,143
	SK Gas Co., Ltd. (Oil, Gas & Consumable Fuels)	664	88,408
	SK Holdings Co., Ltd. (Industrial Conglomerates)	2,310	412,637
	SK Innovation Co., Ltd. (Oil, Gas & Consumable Fuels)	3,716	285,589
	SK Networks Co., Ltd. (Trading Companies & Distributors) (a)	13,210	132,695
	SK Securities Co., Ltd. (Capital Markets) (a)	29,350	25,560
	SKC Co., Ltd. (Chemicals)	900	26,908
	Ssangyong Cement Industrial Co., Ltd. (Construction Materials) (a)	7,890	77,386
	Taekwang Industrial Co., Ltd. (Chemicals)	30	37,811
	Tongyang Life Insurance (Insurance)	2,340	25,390
	UNID Co., Ltd. (Chemicals)	639	35,727
	Woori Finance Holdings Co., Ltd. (Banks) (a)	23,425	289,691
	Woori Investment & Securities Co., Ltd. (Capital Markets)	9,300	103,994
	Youlchon Chemical Co., Ltd. (Containers & Packaging)	4,830	60,647
	Young Poong Corp. (Metals & Mining)	19	24,901
			77,334,978
	Russia 4.4%
	CTC Media, Inc. (Media)	133,030	884,649
	Federal Hydrogenerating Co. JSC, ADR (Electric Utilities)	165,341	297,614
	Gazprom OAO, Sponsored ADR (Oil, Gas & Consumable Fuels)	339,403	2,389,397
	Globaltrans Investment PLC (Road & Rail)	96,468	810,331
	Lukoil OAO, Sponsored ADR (Oil, Gas & Consumable Fuels)	6,671	340,221
	Magnitogorsk Iron & Steel Works, GDR (Metals & Mining) (a)	18,065	46,102
¤	Novolipetsk Steel OJSC, GDR (Metals & Mining)	639,776	9,327,934
	Phosagro OAO, GDR (Chemicals)	195,882	2,191,920
	Sberbank of Russia, Sponsored ADR (Banks)	158,292	1,253,673
			17,541,841
	South Africa 3.9%
	Adcorp Holdings, Ltd. (Professional Services)	5,519	15,384
	AECI, Ltd. (Chemicals)	8,878	94,030
	African Bank Investments, Ltd. (Diversified Financial Services) (b)(c)	30,700	843
	African Rainbow Minerals, Ltd. (Metals & Mining)	14,451	183,514
	Allied Electronics Corp., Ltd. (Industrial Conglomerates)	5,283	11,659
	Anglo American Platinum, Ltd. (Metals & Mining) (a)	2,322	75,342
	AngloGold Ashanti, Ltd., Sponsored ADR (Metals & Mining) (a)	212,836	2,554,032
	ArcelorMittal South Africa, Ltd. (Metals & Mining) (a)	20,652	68,073
	Aveng, Ltd. (Construction & Engineering) (a)	46,337	91,255
	Barclays Africa Group, Ltd. (Banks)	157,176	2,147,130
	Barloworld, Ltd. (Trading Companies & Distributors)	28,094	230,325
	Blue Label Telecoms, Ltd. (Commercial Services & Supplies)	45,597	36,857
	Business Connexion Group, Ltd. (IT Services)	16,350	9,274
	Clover Industries, Ltd. (Food Products)	6,892	10,183
	DataTec, Ltd. (Electronic Equipment, Instruments & Components)	18,766	89,233
	DRDGOLD, Ltd., Sponsored ADR (Metals & Mining)	5,200	17,680
	Eqstra Holdings, Ltd. (Trading Companies & Distributors) (a)	12,633	6,494
	Exxaro Resources, Ltd. (Oil, Gas & Consumable Fuels)	9,457	107,556
	Gold Fields, Ltd. (Metals & Mining)	15,436	60,484
	Gold Fields, Ltd., Sponsored ADR (Metals & Mining)	70,717	275,796
	Grindrod, Ltd. (Marine)	50,593	101,206
	Group Five, Ltd. (Construction & Engineering)	16,436	58,269
	Harmony Gold Mining Co., Ltd., Sponsored ADR (Metals & Mining) (a)	24,281	52,447
	Hudaco Industries, Ltd. (Trading Companies & Distributors)	2,204	19,065
	Hulamin, Ltd. (Metals & Mining) (a)	3,311	2,271
	Illovo Sugar, Ltd. (Food Products)	21,325	53,867
	Impala Platinum Holdings, Ltd. (Metals & Mining) (a)	282,312	2,176,876
	Imperial Holdings, Ltd. (Distributors)	10,114	155,931
	Investec, Ltd. (Capital Markets)	30,427	255,897
	JD Group, Ltd. (Specialty Retail)	14,617	31,092
	Lewis Group, Ltd. (Specialty Retail)	11,215	56,161
	Liberty Holdings, Ltd. (Insurance)	11,147	121,737
	MMI Holdings, Ltd. (Insurance)	134,087	311,486
	Mondi, Ltd. (Paper & Forest Products)	12,245	200,865
	Mpact, Ltd. (Containers & Packaging)	10,850	32,706
	Murray & Roberts Holdings, Ltd. (Construction & Engineering) (a)	42,355	94,600
	Nedbank Group, Ltd. (Banks)	26,474	513,583
	Northam Platinum, Ltd. (Metals & Mining) (a)	19,499	63,633
	Petmin, Ltd. (Metals & Mining)	91,673	14,381
	Raubex Group, Ltd. (Construction & Engineering)	12,126	23,827
	Reunert, Ltd. (Industrial Conglomerates)	368,768	1,943,731
	Royal Bafokeng Platinum, Ltd. (Metals & Mining) (a)	7,248	38,814
	Sappi, Ltd. (Paper & Forest Products) (a)	57,611	227,120
	Sibanye Gold, Ltd. (Metals & Mining)	22,674	49,236
	Sibanye Gold, Ltd., Sponsored ADR (Metals & Mining)	9,835	83,401
	Standard Bank Group, Ltd. (Banks)	136,909	1,585,355
	Steinhoff International Holdings, Ltd. (Household Durables)	189,565	908,615
	Super Group, Ltd. (Specialty Retail) (a)	23,062	63,241
	Telkom SA SOC, Ltd. (Diversified Telecommunication Services) (a)	35,206	170,464
	Tongaat Hulett, Ltd. (Food Products)	14,390	198,949
	Trencor, Ltd. (Marine)	19,868	117,594
	Zeder Investments, Ltd. (Capital Markets)	33,798	17,075
			15,828,639
	Taiwan 7.6%
	Ability Enterprise Co., Ltd. (Household Durables)	43,000	24,384
	Accton Technology Corp. (Communications Equipment)	58,000	33,843
	Acer, Inc. (Technology Hardware, Storage & Peripherals) (a)	241,000	169,543
	Advanced Semiconductor Engineering, Inc. (Semiconductors & Semiconductor Equipment)	1,160,000	1,349,924
	AGV Products Corp. (Food Products) (a)	89,000	24,693
	Alpha Networks, Inc. (Communications Equipment)	22,000	12,295
	Altek Corp. (Household Durables) (a)	40,000	33,860
	Ambassador Hotel (The) (Hotels, Restaurants & Leisure)	21,000	19,088
	AmTRAN Technology Co., Ltd. (Household Durables)	88,000	53,518
	Ardentec Corp. (Semiconductors & Semiconductor Equipment)	43,861	37,993
	Asia Cement Corp. (Construction Materials)	148,920	190,192
	Asia Optical Co., Inc. (Electronic Equipment, Instruments & Components) (a)	31,000	48,406
	Asia Vital Components Co., Ltd. (Technology Hardware, Storage & Peripherals)	48,288	34,288
	Asustek Computer, Inc. (Technology Hardware, Storage & Peripherals)	118,000	1,124,936
	AU Optronics Corp., Sponsored ADR (Electronic Equipment, Instruments & Components)	83,462	347,202
	Audix Corp. (Electrical Equipment) (b)(c)	12,000	15,306
	Bank of Kaohsiung (Banks)	114,891	34,181
	BES Engineering Corp. (Construction & Engineering)	155,000	39,082
	Biostar Microtech International Corp. (Technology Hardware, Storage & Peripherals)	68,000	25,372
	Capital Securities Corp. (Capital Markets)	154,000	50,625
	Carnival Industrial Corp. (Textiles, Apparel & Luxury Goods)	100,000	26,562
	Cathay Real Estate Development Co., Ltd. (Real Estate Management & Development)	56,000	29,271
	Champion Building Materials Co., Ltd. (Building Products)	70,000	23,472
	Chang Hwa Commercial Bank (Banks)	430,071	263,674
	Charoen Pokphand Enterprise Taiwan Co., Ltd. (Food Products)	73,500	61,372
	Cheng Loong Corp. (Containers & Packaging)	109,000	45,865
	Cheng Uei Precision Industry Co., Ltd. (Electronic Equipment, Instruments & Components)	25,000	44,790
	Chia Hsin Cement Corp. (Construction Materials)	78,280	38,214
	Chicony Electronics Co., Ltd. (Technology Hardware, Storage & Peripherals)	570,490	1,706,622
	Chien Kuo Construction Co., Ltd. (Construction & Engineering)	73,000	28,917
	Chimei Innolux Corp. (Electronic Equipment, Instruments & Components)	843,590	364,674
	China Airlines, Ltd. (Airlines) (a)	212,000	71,086
	China Development Financial Holding Corp. (Banks)	1,034,000	317,479
	China Electric Manufacturing Corp. (Electrical Equipment) (a)	50,000	18,738
	China General Plastics Corp. (Chemicals)	73,028	27,968
	China Life Insurance Co. Ltd/Taiwan (Insurance)	122,100	100,748
	China Man-Made Fiber Corp. (Chemicals) (a)	78,000	22,411
	China Metal Products Co., Ltd. (Metals & Mining)	11,220	11,711
	China Motor Corp. (Automobiles)	67,000	59,689
	China Petrochemical Development Corp. (Chemicals) (a)	192,600	60,276
	China Steel Corp. (Metals & Mining)	627,300	536,163
	China Synthetic Rubber Corp. (Chemicals)	53,000	56,451
	Chinese Maritime Transport, Ltd. (Marine)	23,000	25,065
	Chipbond Technology Corp. (Semiconductors & Semiconductor Equipment)	1,050,000	1,922,615
	Chung Hsin Electric & Machinery Manufacturing Corp. (Construction & Engineering) (a)	54,000	36,302
	Chung Hung Steel Corp. (Metals & Mining) (a)	103,000	26,411
	Chunghwa Picture Tubes Ltd. (Electronic Equipment, Instruments & Components) (a)	485,000	26,785
	CMC Magnetics Corp. (Technology Hardware, Storage & Peripherals) (a)	266,000	41,011
	Compal Electronics, Inc. (Technology Hardware, Storage & Peripherals)	3,787,000	2,832,205
	Compeq Manufacturing Co. (Electronic Equipment, Instruments & Components)	107,000	63,139
	Continental Holdings Corp. (Construction & Engineering)	86,100	32,550
	Coretronic Corp. (Electronic Equipment, Instruments & Components)	63,000	101,481
	Coxon Precise Industrial Co., Ltd. (Electronic Equipment, Instruments & Components)	15,000	26,135
	CSBC Corp. Taiwan (Machinery)	48,410	27,850
	CTBC Financial Holding Co., Ltd. (Banks)	275,841	185,439
	D-Link Corp. (Communications Equipment)	71,400	42,601
	E Ink Holdings, Inc. (Electronic Equipment, Instruments & Components) (a)	43,000	24,313
	E.Sun Financial Holding Co., Ltd. (Banks)	547,381	331,997
	Elitegroup Computer Systems Co., Ltd. (Technology Hardware, Storage & Peripherals)	30,000	21,992
	Epistar Corp. (Semiconductors & Semiconductor Equipment)	67,000	125,324
	Eternal Materials Co., Ltd. (Chemicals)	39,140	40,595
	EVA Airways Corp. (Airlines) (a)	123,000	65,100
	Evergreen International Storage & Transport Corp. (Road & Rail)	63,000	37,900
	Evergreen Marine Corp. Taiwan, Ltd. (Marine) (a)	166,000	97,408
	Excelsior Medical Co., Ltd. (Health Care Providers & Services)	16,500	29,616
	Far Eastern Department Stores, Ltd. (Multiline Retail)	79,560	76,763
	Far Eastern International Bank (Banks)	161,694	54,484
	Far Eastern New Century Corp. (Industrial Conglomerates)	201,960	203,490
	Farglory Land Development Co., Ltd. (Real Estate Management & Development)	29,000	34,177
	Federal Corp. (Auto Components)	35,640	20,620
	Feng Hsin Iron & Steel Co., Ltd. (Metals & Mining)	5,000	6,690
	First Financial Holding Co., Ltd. (Banks)	682,562	411,743
	First Insurance Co., Ltd. (Insurance)	63,000	33,344
	First Steamship Co., Ltd. (Marine) (a)	12,881	8,808
	Forhouse Corp. (Semiconductors & Semiconductor Equipment) (a)	52,000	21,197
	Formosa Epitaxy, Inc. (Semiconductors & Semiconductor Equipment) (a)	41,000	22,037
	Formosa Taffeta Co., Ltd. (Textiles, Apparel & Luxury Goods)	82,000	80,600
	Formosan Rubber Group, Inc. (Chemicals)	52,000	55,300
	Foxconn Technology Co., Ltd. (Technology Hardware, Storage & Peripherals)	64,050	158,338
	FSP Technology, Inc. (Electrical Equipment)	35,000	31,411
	Fubon Financial Holding Co., Ltd. (Diversified Financial Services)	590,462	906,477
	Fulltech Fiber Glass Corp. (Electronic Equipment, Instruments & Components)	30,772	11,229
	Fwusow Industry Co., Ltd. (Food Products)	59,976	33,123
	Gemtek Technology Corp. (Communications Equipment)	36,000	32,131
	Getac Technology Corp. (Technology Hardware, Storage & Peripherals)	43,000	21,769
	Gigabyte Technology Co., Ltd. (Technology Hardware, Storage & Peripherals)	61,000	68,280
	Gintech Energy Corp. (Semiconductors & Semiconductor Equipment) (a)	35,000	30,605
	Global Brands Manufacture, Ltd. (Electronic Equipment, Instruments & Components) (a)	73,257	25,166
	Gloria Material Technology Corp. (Metals & Mining)	26,250	19,804
	Gold Circuit Electronics, Ltd. (Electronic Equipment, Instruments & Components) (a)	115,000	44,610
	Goldsun Development & Construction Co., Ltd. (Construction Materials) (a)	145,000	51,242
	Grand Pacific Petrochemical (Chemicals)	95,000	42,941
	Great Wall Enterprise Co., Ltd. (Food Products)	27,300	26,609
	Green Energy Technology, Inc. (Semiconductors & Semiconductor Equipment) (a)	29,825	24,609
	HannStar Display Corp. (Electronic Equipment, Instruments & Components)	215,195	57,655
	Harvatek Corp. (Semiconductors & Semiconductor Equipment)	57,570	32,362
	Hey Song Corp. (Beverages)	22,500	25,333
	Ho Tung Chemical Corp. (Chemicals)	114,660	37,881
	Holy Stone Enterprise Co., Ltd. (Electronic Equipment, Instruments & Components)	7,700	10,783
	HTC Corp. (Technology Hardware, Storage & Peripherals) (a)	19,000	82,447
	Hua Nan Financial Holdings Co., Ltd. (Banks)	258,478	150,824
	Hung Poo Real Estate Development Corp. (Real Estate Management & Development)	40,000	32,413
	Inventec Corp. (Technology Hardware, Storage & Peripherals)	72,000	46,865
	ITE Technology, Inc. (Semiconductors & Semiconductor Equipment)	25,472	29,391
	Jih Sun Financial Holdings Co., Ltd. (Capital Markets)	54,985	14,623
	King Yuan Electronics Co., Ltd. (Semiconductors & Semiconductor Equipment)	136,000	115,794
	King's Town Bank Co., Ltd. (Banks)	12,000	13,274
	Kinpo Electronics (Household Durables) (a)	70,000	33,252
	Kwong Fong Industries Corp. (Textiles, Apparel & Luxury Goods)	11,400	6,165
	KYE Systems Corp. (Technology Hardware, Storage & Peripherals)	74,127	28,755
	L&K Engineering Co., Ltd. (Commercial Services & Supplies)	23,000	19,280
	LCY Chemical Corp. (Chemicals)	21,000	11,460
	Lealea Enterprise Co., Ltd. (Textiles, Apparel & Luxury Goods) (a)	93,017	28,743
	Leofoo Development Co. Ltd. (Hotels, Restaurants & Leisure) (a)	27,000	10,429
	Li Peng Enterprise Co., Ltd. (Textiles, Apparel & Luxury Goods) (a)	54,918	20,039
	Lien Hwa Industrial Corp. (Food Products)	57,000	38,038
	Lingsen Precision Industries, Ltd. (Semiconductors & Semiconductor Equipment)	52,000	27,094
	Lite-On Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	23,000	16,029
	Lite-On Technology Corp. (Technology Hardware, Storage & Peripherals)	66,330	95,615
	Macronix International Co., Ltd. (Semiconductors & Semiconductor Equipment) (a)	414,154	92,853
	Marketech International Corp. (Electronic Equipment, Instruments & Components)	47,000	34,918
	Masterlink Securities Corp. (Capital Markets)	103,224	33,934
	Mega Financial Holding Co., Ltd. (Banks)	2,172,866	1,782,179
	Micro-Star International Co., Ltd. (Technology Hardware, Storage & Peripherals)	92,000	113,565
	Mirle Automation Corp. (Machinery)	46,350	43,273
	Mitac Holdings Corp. (Technology Hardware, Storage & Peripherals)	64,000	52,808
	Nan Ya Printed Circuit Board Corp. (Electronic Equipment, Instruments & Components) (a)	23,000	37,011
	Neo Solar Power Corp. (Semiconductors & Semiconductor Equipment)	18,000	20,474
	Nien Hsing Textile Co., Ltd. (Textiles, Apparel & Luxury Goods)	34,909	30,296
	Novatek Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	452,000	2,236,263
	Opto Technology Corp. (Semiconductors & Semiconductor Equipment)	76,000	35,727
	Pan-International Industrial Corp. (Electronic Equipment, Instruments & Components)	42,632	28,800
	Pegatron Corp. (Technology Hardware, Storage & Peripherals)	157,000	289,025
	Phihong Technology Co., Ltd. (Electrical Equipment)	20,000	11,900
	Pou Chen Corp. (Textiles, Apparel & Luxury Goods)	32,000	35,556
	Powertech Technology, Inc. (Semiconductors & Semiconductor Equipment) (a)	61,000	110,291
	President Securities Corp. (Capital Markets)	88,580	49,358
	Prince Housing & Development Corp. (Real Estate Management & Development)	44,000	17,502
	Qisda Corp. (Technology Hardware, Storage & Peripherals) (a)	176,000	78,108
	Radium Life Tech Co., Ltd. (Real Estate Management & Development) (a)	43,793	25,554
	Richtek Technology Corp. (Semiconductors & Semiconductor Equipment)	148,000	754,122
	Ritek Corp. (Technology Hardware, Storage & Peripherals) (a)	208,000	25,163
	Ruentex Development Co., Ltd. (Real Estate Management & Development)	31,000	50,088
	Ruentex Industries, Ltd. (Textiles, Apparel & Luxury Goods)	41,000	91,247
	Sheng Yu Steel Co., Ltd. (Metals & Mining)	44,000	31,605
	Shih Wei Navigation Co., Ltd. (Marine)	39,989	26,949
	Shihlin Electric & Engineering Corp. (Electrical Equipment)	30,000	40,730
	Shin Kong Financial Holding Co., Ltd. (Insurance)	803,378	243,764
	Shin Zu Shing Co., Ltd. (Machinery)	10,000	24,787
	Shinkong Synthetic Fibers Corp. (Chemicals)	174,000	62,348
	Sigurd Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	67,000	67,287
	Silicon Integrated Systems Corp. (Semiconductors & Semiconductor Equipment) (a)	33,000	9,818
	Sincere Navigation Corp. (Marine)	21,000	18,467
	Sino-American Silicon Products, Inc. (Semiconductors & Semiconductor Equipment) (a)	44,000	65,813
	Sinon Corp. (Chemicals)	37,000	21,164
	SinoPac Financial Holdings Co., Ltd. (Banks)	664,623	285,124
	Solar Applied Materials Technology Co. (Chemicals)	22,000	18,876
	Sunrex Technology Corp. (Technology Hardware, Storage & Peripherals)	47,000	25,494
	Supreme Electronics Co., Ltd. (Electronic Equipment, Instruments & Components)	64,760	38,746
	Ta Chen Stainless Pipe Co., Ltd. (Metals & Mining) (a)	12,100	7,418
	Ta Chong Bank, Ltd. (Banks) (a)	184,813	59,297
	TA-I Technology Co., Ltd. (Semiconductors & Semiconductor Equipment)	22,490	12,827
	Tah Hsin Industrial Co., Ltd. (Textiles, Apparel & Luxury Goods)	31,000	28,687
	Taichung Commercial Bank (Banks)	179,134	60,655
	Tainan Enterprises Co., Ltd. (Textiles, Apparel & Luxury Goods)	5,000	4,520
	Tainan Spinning Co., Ltd. (Textiles, Apparel & Luxury Goods)	117,090	69,478
	Taishin Financial Holding Co., Ltd. (Banks)	700,025	327,926
	Taisun Enterprise Co., Ltd. (Food Products) (a)	9,070	3,682
	Taiwan Business Bank (Banks) (a)	379,078	111,906
	Taiwan Cement Corp. (Construction Materials)	173,000	257,628
	Taiwan Cogeneration Corp. (Independent Power & Renewable Electricity Producers)	17,000	12,351
	Taiwan Cooperative Financial Holding (Banks)	190,323	102,608
	Taiwan Fertilizer Co., Ltd. (Chemicals)	27,000	44,646
	Taiwan Glass Industry Corp. (Building Products)	43,000	35,622
	Taiwan Land Development Corp. (Real Estate Management & Development)	18,930	6,721
	Taiwan Life Insurance Co., Ltd. (Insurance) (a)	412,000	266,139
	Taiwan PCB Techvest Co., Ltd. (Electronic Equipment, Instruments & Components)	13,933	21,733
	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Semiconductors & Semiconductor Equipment)	83,323	1,681,458
	Taiwan Surface Mounting Technology Co., Ltd. (Semiconductors & Semiconductor Equipment)	19,656	28,722
	Taiwan TEA Corp. (Food & Staples Retailing)	61,000	35,193
	Taiyen Biotech Co., Ltd. (Food Products)	33,082	26,699
	Tatung Co., Ltd. (Household Durables) (a)	219,000	63,930
	Thinking Electronic Industrial Co., Ltd. (Electronic Equipment, Instruments & Components)	14,000	20,848
	Tong Yang Industry Co., Ltd. (Auto Components)	14,000	14,912
	Tong-Tai Machine & Tool Co., Ltd. (Machinery)	32,252	32,814
	Topoint Technology Co., Ltd. (Electronic Equipment, Instruments & Components)	18,638	21,138
	TPK Holding Co., Ltd. (Electronic Equipment, Instruments & Components)	12,000	71,993
	Tripod Technology Corp. (Electronic Equipment, Instruments & Components)	37,000	76,385
	Tung Ho Steel Enterprise Corp. (Metals & Mining)	87,000	70,499
	Tycoons Group Enterprise (Machinery) (a)	156,000	32,103
	Tyntek Corp. (Semiconductors & Semiconductor Equipment) (a)	20,109	5,566
	Unimicron Technology Corp. (Electronic Equipment, Instruments & Components)	118,000	88,055
	United Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	1,308,000	541,784
	Universal Cement Corp. (Construction Materials)	60,180	52,723
	UPC Technology Corp. (Chemicals)	73,889	27,812
	USI Corp. (Chemicals)	56,000	27,614
	Vanguard International Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	284,000	416,391
	Wafer Works Corp. (Semiconductors & Semiconductor Equipment) (a)	36,000	16,036
	Wah Lee Industrial Corp. (Electronic Equipment, Instruments & Components)	5,000	8,876
	Walsin Lihwa Corp. (Electrical Equipment) (a)	246,000	80,869
	Walton Advanced Engineering, Inc. (Semiconductors & Semiconductor Equipment)	87,000	41,470
	Wan Hai Lines, Ltd. (Marine)	105,000	75,248
	Win Semiconductors Corp. (Semiconductors & Semiconductor Equipment)	39,000	37,372
	Winbond Electronics Corp. (Semiconductors & Semiconductor Equipment) (a)	327,000	98,145
	Wintek Corp. (Electronic Equipment, Instruments & Components) (a)	110,000	23,685
	Wistron Corp. (Technology Hardware, Storage & Peripherals)	179,290	183,006
	WT Microelectronics Co., Ltd. (Electronic Equipment, Instruments & Components)	7,569	12,180
	WUS Printed Circuit Co., Ltd. (Electronic Equipment, Instruments & Components)	80,000	37,082
	Yageo Corp. (Electronic Equipment, Instruments & Components) (c)	142,800	103,511
	Yang Ming Marine Transport Corp. (Marine) (a)	85,000	37,024
	Yem Chio Co., Ltd. (Commercial Services & Supplies)	63,277	35,258
	Yieh Phui Enterprise Co., Ltd. (Metals & Mining)	110,282	33,498
	Young Fast Optoelectronics Co., Ltd. (Electronic Equipment, Instruments & Components) (a)	7,000	5,258
	Yuanta Financial Holding Co., Ltd. (Capital Markets)	733,900	361,890
	Yuen Foong Yu Paper Manufacturing Co., Ltd. (Paper & Forest Products)	50,000	21,697
	Yulon Motor Co., Ltd. (Automobiles)	77,000	115,173
	Zig Sheng Industrial Co., Ltd. (Textiles, Apparel & Luxury Goods)	83,187	24,147
			30,473,754
	Thailand 3.8%
	AP Thailand PCL (Real Estate Management & Development)	103,800	23,049
	Bangchak Petroleum PCL (Oil, Gas & Consumable Fuels)	73,400	80,927
	Bangkok Bank PCL, NVDR (Banks)	447,700	2,816,679
	Bangkok Expressway PCL (Transportation Infrastructure)	38,000	44,534
	Bangkokland PCL (Real Estate Management & Development)	973,000	65,417
	Banpu PCL (Oil, Gas & Consumable Fuels)	116,000	105,536
	Calcomp Electronics Thailand PCL (Electronic Equipment, Instruments & Components)	37,232	3,468
	Esso Thailand PCL (Oil, Gas & Consumable Fuels) (a)	119,500	21,376
	Hana Microelectronics PCL (Electronic Equipment, Instruments & Components)	57,800	75,314
	IRPC PCL (Oil, Gas & Consumable Fuels)	882,200	93,593
	Italian-Thai Development PCL (Construction & Engineering) (a)	99,300	18,069
	Kasikornbank PCL, NVDR (Banks)	483,900	3,507,062
	KGI Securities Thailand PCL (Capital Markets)	154,700	15,840
	Kiatnakin Bank PCL (Banks)	35,000	45,605
	Krung Thai Bank PCL (Banks)	374,800	273,948
	LH Financial Group PCL (Banks)	425,509	23,752
	Polyplex PCL (Containers & Packaging) (a)	35,700	14,203
	Precious Shipping PCL (Marine)	59,500	44,040
	Property Perfect PCL (Real Estate Management & Development) (a)	194,000	8,316
	PTT Exploration & Production PCL (Oil, Gas & Consumable Fuels)	80,700	398,211
	PTT Global Chemical PCL (Chemicals)	216,900	408,046
	PTT PCL (Oil, Gas & Consumable Fuels)	99,600	1,105,813
	Saha-Union PCL (Textiles, Apparel & Luxury Goods)	31,200	41,135
	Sahaviriya Steel Industries PCL (Metals & Mining) (a)	1,232,200	12,921
	Sansiri PCL (Real Estate Management & Development)	158,200	10,929
	Sri Trang Agro-Industry PCL (Auto Components)	24,200	10,374
	Tata Steel Thailand PCL (Metals & Mining) (a)	521,500	15,279
	Thai Airways International PCL (Airlines) (a)	116,300	51,290
	Thai Oil PCL (Oil, Gas & Consumable Fuels)	3,713,100	5,897,445
	Thanachart Capital PCL (Banks)	70,400	80,876
	Thoresen Thai Agencies PCL (Marine) (a)	83,356	57,584
	TMB Bank PCL (Banks)	334,400	31,764
	TPI Polene PCL (Construction Materials)	97,000	57,138
	Vinythai PCL (Chemicals)	51,000	17,616
			15,477,149
	Turkey 0.8%
	Adana Cimento Sanayii TAS Class A (Construction Materials) (a)	15,372	32,141
	Akenerji Elektrik Uretim AS (Independent Power & Renewable Electricity Producers) (a)	33,348	16,113
	Aksa Akrilik Kimya Sanayii AS (Textiles, Apparel & Luxury Goods)	7,477	22,498
	Albaraka Turk Katilim Bankasi AS (Banks)	15,022	10,822
	Anadolu Anonim Turk Sigorta Sirketi (Insurance) (a)	55,356	33,799
	Anadolu Cam Sanayii AS (Containers & Packaging)	24,195	17,324
	Asya Katilim Bankasi AS (Banks) (a)	63,974	23,886
	Dogan Sirketler Grubu Holding AS (Industrial Conglomerates) (a)	111,747	32,397
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS (Pharmaceuticals)	16,037	15,075
	Eregli Demir ve Celik Fabrikalari TAS (Metals & Mining)	113,087	210,124
	Ford Otomotiv Sanayi AS (Automobiles) (a)	108,661	1,248,154
	Gentas Genel Metal Sanayi ve Ticaret AS (Commercial Services & Supplies)	39,557	26,585
	Global Yatirim Holding AS (Diversified Financial Services) (a)	28,378	17,452
	GSD Holding (Banks) (a)	33,976	22,237
	Ihlas Holding AS (Industrial Conglomerates) (a)	87,504	11,147
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class A (Metals & Mining) (a)	34,713	40,255
	KOC Holding AS (Industrial Conglomerates)	45,704	210,798
	Polyester Sanayi AS (Chemicals) (a)	47,176	32,742
	Sekerbank TAS (Banks) (a)	24,272	20,257
	Soda Sanayii AS (Chemicals)	25,851	42,923
	Tekfen Holding AS (Construction & Engineering) (a)	14,345	31,884
	Trakya Cam Sanayi AS (Building Products)	28,652	32,094
	Turcas Petrol AS (Oil, Gas & Consumable Fuels)	19,924	19,779
	Turk Hava Yollari Anonim Ortakligi (Airlines) (a)	60,942	173,198
	Turkiye Halk Bankasi AS (Banks)	12,603	75,843
	Turkiye Is Bankasi Class C (Banks)	144,965	322,208
	Turkiye Sinai Kalkinma Bankasi AS (Banks)	45,854	38,672
	Turkiye Sise ve Cam Fabrikalari AS (Industrial Conglomerates)	45,848	58,203
	Turkiye Vakiflar Bankasi Tao Class D (Banks)	68,110	126,254
	Vestel Elektronik Sanayi ve Ticaret AS (Household Durables) (a)	24,553	67,731
	Yapi Ve Kredi Bankasi AS (Banks)	54,682	107,368
			3,139,963
	Total Common Stocks (Cost $381,296,969)		361,938,855

	Exchange-Traded Funds 6.2% (e)
	India 1.1%
	PowerShares India Portfolio (Capital Markets)	199,986	4,333,697

	United States 5.1%
¤	iShares MSCI Emerging Markets ETF (Capital Markets)	351,723	14,617,608
	Vanguard FTSE Emerging Markets ETF (Capital Markets)	141,000	5,881,110
			20,498,718
	Total Exchange-Traded Funds (Cost $25,586,582)		24,832,415

	Preferred Stocks 2.5%
	Brazil 2.5%
	Banco Daycoval S.A. 5.12% (Banks)	2,500	9,498
	Banco do Estado do Rio Grande do Sul S.A. Class B 5.87% (Banks)	18,200	109,300
	Banco Industrial e Comercial S.A. 0.00% (Banks) (a)	15,600	46,524
	Braskem S.A. Class A 3.66% (Chemicals)	15,000	99,275
	Cia Ferro Ligas da Bahia - Ferbasa 3.88% (Metals & Mining)	11,511	43,688
	Cia Paranaense de Energia Class B 6.43% (Electric Utilities)	6,430	87,581
	Eucatex S.A. Industria e Comercio 5.39% (Paper & Forest Products)	8,300	13,394
	Forjas Taurus S.A. 0.00% (Aerospace & Defense) (a)	13,500	2,702
	Gerdau S.A. 2.74% (Metals & Mining)	56,000	269,505
	Oi S.A. 18.37% (Diversified Telecommunication Services) (a)	2,328,073	1,654,927
	Petroleo Brasileiro S.A. 5.86% (Oil, Gas & Consumable Fuels)	12,000	88,686
	Suzano Papel e Celulose S.A. Class A 1.18% (Paper & Forest Products)	45,900	184,519
	Unipar Carbocloro S.A. 3.73% (Chemicals)	200,800	42,658
	Usinas Siderurgicas de Minas Gerais S.A. 0.00% (Metals & Mining) (a)	48,400	125,956
¤	Vale S.A. 7.80% (Metals & Mining)	764,686	7,428,958
			10,207,171
	Colombia 0.0%‡
	Grupo de Inversiones Suramericana S.A. 2.51% (Diversified Financial Services)	4,182	83,640
	Total Preferred Stocks (Cost $14,647,750)		10,290,811

	Number of Rights
Rights 0.0%‡
China 0.0%‡
Agile Property Holdings, Ltd. Expires 10/10/14 (Real Estate Management & Development) (a)(b)(c)	21,600	2,142
Country Garden Holdings Co., Ltd. Expires 10/8/14 (Real Estate Management & Development) (a)	6,933	393
Yuexiu Property Co., Ltd. Expires 10/14/14 (Real Estate Management & Development) (a)	133,320	2,060
Total Rights (Cost $0)		4,595

	Number of Warrants
Warrants 0.0%‡
China 0.0%‡
Golden Meditech Holdings, Ltd. Expires 7/30/15 (Health Care Equipment & Supplies) (a)	30,545	594
HKC Holdings, Ltd. Expires 10/17/15 (Construction & Engineering) (a)	49,600	0	(f)
Total Warrants (Cost $0)		594

	Principal Amount
Short-Term Investment 1.7%
Repurchase Agreement 1.7%
United States 1.7%
State Street Bank and Trust Co. 0.00%, dated 9/30/14 due 10/1/14 Proceeds at Maturity $6,822,287 (Collateralized by Federal National Mortgage Association securities with rates between 2.11% and 2.12% and a maturity date of 11/7/22, with a Principal Amount of $7,345,000 and a Market Value of $6,963,808) (Capital Markets)	$6,822,287	6,822,287
Total Short-Term Investment (Cost $6,822,287)		6,822,287

Total Investments (Cost $428,353,588) (g)	100.2%	403,889,557
Other Assets, Less Liabilities	(0.2)	(741,389)
Net Assets	100.0%	$403,148,168

¤	Among the Portfolio's 10 largest holdings, as of September 30, 2014, excluding short-term investment. May be subject to change daily.

†	Percentages indicated are based on Portfolio net assets.

‡	Less than one-tenth of a percent.

(a)	Non-income producing security.

(b)	Illiquid security - As of September 30, 2014, the total market value of these securities was $1,707,177, which represented 0.4% of the Portfolio's net assets.

(c)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of September 30, 2014, the total market value of these securities was $170,967, which represented less than one-tenth of a percent of the Portfolio's net assets.

(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.

(e)	Exchange-Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.

(f)	Less than one dollar.

(g)	As of September 30, 2014, cost was $432,002,841 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$21,673,557
Gross unrealized depreciation	(49,786,841)
Net unrealized depreciation	$(28,113,284)

The following abbreviations are used in the above Portfolio:
ADR	—American Depositary Receipt
ETF	—Exchange-Traded Fund
GDR	—Global Depositary Receipt
NVDR	—Non-Voting Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks (b)	$361,770,030	$665	$168,160	$361,938,855
Exchange-Traded Funds	24,832,415	—	—	24,832,415
Preferred Stocks	10,290,811	—	—	10,290,811
Rights	2,453	2,142	—	4,595
Warrants	594	—	—	594
Short-Term Investment
Repurchase Agreement	—	6,822,287	—	6,822,287
Total Investments in Securities	$396,896,303	$6,825,094	$168,160	$403,889,557

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 securities valued at $48,469, $31, $843 and $118,817, are held in China, Mexico, South Africa and Taiwan, respectively, within the Common Stocks section of the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

As of September 30, 2014, foreign securities with a market value of $153,441 were transferred from Level 1 to Level 3 as these securities were fair valued when compared to the prior year prices which were based on quoted prices. The December 31, 2013 prices were adjusted by applying factors provided by a third party vendor in accordance with the Portfolio’s policies and procedures.

As of September 30, 2014, a foreign security with a market value of $6,065 was transferred from Level 3 to Level 1 as the prices of the security was based on quoted prices compared to prior year prices which were fair valued.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2013	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of September 30, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2014
Common Stocks
China	$45,604	$-	$-	$(48,100)	$-	$-	$50,965	$-	$48,469	$(48,100)
Mexico	10,926	-	-	(10,895)	-	-	-	-	31	(10,895)
Philippines	6,065	-	-	-	-	-	-	(6,065)	-	-
Republic of Korea	9,733	-	(88,972)	82,244	-	(3,005)	-	-	-	-
South Africa	-	-	-	(34,423)	-	-	35,266	-	843	(34,423)
Taiwan	-	-	-	51,607	-	-	67,210	-	118,817	51,607
Rights
Poland	2	-	-	(2)	-	-	-	-	-	-
Republic of Korea	3,527	-	-	(3,527)	-	-	-	-	-	-
Total	$75,857	$-	$(88,972)	$36,904	$-	$(3,005)	$153,441	$(6,065)	$168,160	$(41,811)

MainStay VP Eagle Small Cap Growth Portfolio

Portfolio of Investments September 30, 2014 (Unaudited)

		Shares	Value
	Common Stocks 99.4% †
	Aerospace & Defense 1.7%
¤	Hexcel Corp. (a)	153,082	$6,077,355

	Airlines 1.5%
¤	JetBlue Airways Corp. (a)	509,040	5,406,005

	Auto Components 0.9%
	Tenneco, Inc. (a)	60,195	3,148,800

	Banks 0.9%
	UMB Financial Corp.	58,732	3,203,831

	Biotechnology 7.9%
	Acorda Therapeutics, Inc. (a)	113,541	3,846,769
	Akebia Therapeutics, Inc. (a)	65,788	1,455,888
	Anacor Pharmaceuticals, Inc. (a)	81,769	2,000,887
	CTI BioPharma Corp. (a)	746,331	1,806,121
	Cubist Pharmaceuticals, Inc. (a)	27,881	1,849,626
	Enanta Pharmaceuticals, Inc. (a)	34,063	1,347,873
	Isis Pharmaceuticals, Inc. (a)	48,990	1,902,282
	Keryx Biopharmaceuticals, Inc. (a)	96,425	1,325,844
	NPS Pharmaceuticals, Inc. (a)	67,878	1,764,828
	Ophthotech Corp. (a)	74,064	2,883,312
	Portola Pharmaceuticals, Inc. (a)	59,140	1,495,059
	Puma Biotechnology, Inc. (a)	5,955	1,420,684
	Receptos, Inc. (a)	47,307	2,938,238
	Seattle Genetics, Inc. (a)	44,460	1,653,023
			27,690,434
	Building Products 1.4%
	PGT, Inc. (a)	121,907	1,136,173
	Trex Co., Inc. (a)	106,058	3,666,425
			4,802,598
	Capital Markets 2.3%
	Fortress Investment Group LLC Class A	262,833	1,808,291
	FXCM, Inc. Class A	140,844	2,232,378
	Stifel Financial Corp. (a)	84,880	3,980,023
			8,020,692
	Chemicals 3.6%
	Chemtura Corp. (a)	47,234	1,101,969
	Huntsman Corp.	199,025	5,172,660
¤	Quaker Chemical Corp.	88,791	6,365,427
			12,640,056
	Commercial Services & Supplies 1.5%
	Waste Connections, Inc.	106,481	5,166,458
	Communications Equipment 1.8%
	Aruba Networks, Inc. (a)	85,499	1,845,068
	Palo Alto Networks, Inc. (a)	44,615	4,376,732
			6,221,800
	Construction & Engineering 1.6%
	EMCOR Group, Inc.	51,062	2,040,437
	Northwest Pipe Co. (a)	107,189	3,655,145
			5,695,582
	Construction Materials 1.4%
	Martin Marietta Materials, Inc.	38,884	5,013,703

	Consumer Finance 0.3%
	Portfolio Recovery Associates, Inc. (a)	19,073	996,183

	Diversified Consumer Services 0.7%
	Grand Canyon Education, Inc. (a)	39,180	1,597,369
	Sotheby's	26,603	950,259
			2,547,628
	Electrical Equipment 0.7%
	Thermon Group Holdings, Inc. (a)	103,680	2,531,866

	Electronic Equipment, Instruments & Components 2.8%
	Coherent, Inc. (a)	59,375	3,643,844
	InvenSense, Inc. (a)	72,275	1,425,986
	IPG Photonics Corp. (a)	70,256	4,832,207
			9,902,037
	Energy Equipment & Services 0.7%
	GeoSpace Technologies Corp. (a)	70,551	2,479,868

	Food & Staples Retailing 2.0%
	Fresh Market, Inc. (The) (a)	74,696	2,609,131
	Natural Grocers by Vitamin Cottage, Inc. (a)	117,481	1,912,591
	United Natural Foods, Inc. (a)	40,685	2,500,500
			7,022,222
	Food Products 2.7%
	Pinnacle Foods, Inc.	68,975	2,252,034
¤	WhiteWave Foods Co. (The) Class A (a)	199,295	7,240,387
			9,492,421
	Health Care Equipment & Supplies 5.8%
	Align Technology, Inc. (a)	45,827	2,368,339
	Cooper Cos., Inc. (The)	23,409	3,645,952
	Cyberonics, Inc. (a)	45,305	2,317,804
	Endologix, Inc. (a)	168,172	1,782,623
	Natus Medical, Inc. (a)	73,901	2,180,819
	Sirona Dental Systems, Inc. (a)	37,876	2,904,332
	Spectranetics Corp. (a)	121,483	3,227,803
	Thoratec Corp. (a)	66,674	1,782,196
			20,209,868
	Health Care Providers & Services 5.1%
	Acadia Healthcare Co., Inc. (a)	27,504	1,333,944
¤	Air Methods Corp. (a)	97,465	5,414,181
¤	Centene Corp. (a)	72,769	6,018,724
	MWI Veterinary Supply, Inc. (a)	9,801	1,454,468
	Team Health Holdings, Inc. (a)	64,105	3,717,449
			17,938,766
	Health Care Technology 1.9%
	HMS Holdings Corp. (a)	79,654	1,501,478
	MedAssets, Inc. (a)	161,366	3,343,503
	Medidata Solutions, Inc. (a)	39,517	1,750,208
			6,595,189
	Hotels, Restaurants & Leisure 2.6%
	Belmond Ltd. Class A (a)	434,414	5,065,267
	Buffalo Wild Wings, Inc. (a)	15,759	2,115,961
	Chuy's Holdings, Inc. (a)	65,185	2,046,157
			9,227,385
	Household Durables 1.9%
¤	Universal Electronics, Inc. (a)	135,722	6,700,595

	Insurance 0.6%
	Enstar Group, Ltd. (a)	15,334	2,090,331

	Internet & Catalog Retail 1.1%
	HomeAway, Inc. (a)	103,705	3,681,528

	Internet Software & Services 4.3%
	Cornerstone OnDemand, Inc. (a)	106,613	3,668,553
	Demandware, Inc. (a)	73,337	3,734,320
	E2open, Inc. (a)	156,841	1,460,190
	SciQuest, Inc. (a)	101,018	1,519,311
	Trulia, Inc. (a)	49,753	2,432,921
	WebMD Health Corp. (a)	57,669	2,411,141
			15,226,436
	Life Sciences Tools & Services 0.9%
	PAREXEL International Corp. (a)	49,237	3,106,362

	Machinery 4.7%
	Chart Industries, Inc. (a)	37,964	2,320,739
	Colfax Corp. (a)	70,802	4,033,590
	Manitowoc Co., Inc. (The)	145,216	3,405,315
	Proto Labs, Inc. (a)	17,763	1,225,647
	WABCO Holdings, Inc. (a)	26,565	2,416,087
	Woodward, Inc.	61,700	2,938,154
			16,339,532
	Metals & Mining 1.1%
	RTI International Metals, Inc. (a)	152,060	3,749,800

	Oil, Gas & Consumable Fuels 4.3%
	Diamondback Energy, Inc. (a)	22,293	1,667,071
	Gulfport Energy Corp. (a)	96,092	5,131,313
	Rice Energy, Inc. (a)	189,540	5,041,764
	RSP Permian, Inc. (a)	78,743	2,012,671
	Sanchez Energy Corp. (a)	43,562	1,143,938
			14,996,757
	Pharmaceuticals 1.2%
	Pacira Pharmaceuticals, Inc. (a)	20,985	2,033,866
	Theravance Biopharma, Inc. (a)	42,785	986,195
	Theravance, Inc.	70,923	1,212,074
			4,232,135
	Professional Services 0.8%
	Advisory Board Co. (The) (a)	33,906	1,579,681
	Paylocity Holding Corp. (a)	57,151	1,123,017
			2,702,698
	Real Estate Investment Trusts 1.7%
	Geo Group, Inc. (The)	116,317	4,445,636
	Two Harbors Investment Corp.	158,704	1,534,667
			5,980,303
	Road & Rail 1.6%
	Landstar System, Inc.	53,733	3,878,985
	Quality Distribution, Inc. (a)	141,431	1,807,488
			5,686,473
	Semiconductors & Semiconductor Equipment 4.8%
¤	Cavium, Inc. (a)	125,283	6,230,324
	Kulicke & Soffa Industries, Inc. (a)	148,405	2,111,803
	RF Micro Devices, Inc. (a)	170,857	1,971,690
	Teradyne, Inc.	101,418	1,966,495
	Veeco Instruments, Inc. (a)	129,537	4,527,318
			16,807,630
	Software 8.8%
	Aspen Technology, Inc. (a)	108,869	4,106,539
	CommVault Systems, Inc. (a)	36,214	1,825,186
	Fortinet, Inc. (a)	140,479	3,549,202
	Guidewire Software, Inc. (a)	72,176	3,200,284
	Imperva, Inc. (a)	129,883	3,731,538
	Manhattan Associates, Inc. (a)	26,422	883,023
	PTC, Inc. (a)	76,050	2,806,245
	Qualys, Inc. (a)	129,683	3,449,568
	Tableau Software, Inc. Class A (a)	31,067	2,257,017
	Ultimate Software Group, Inc. (a)	25,341	3,586,005
	Varonis Systems, Inc. (a)	60,663	1,279,989
			30,674,596
	Specialty Retail 5.5%
¤	Genesco, Inc. (a)	155,416	11,617,346
¤	Vitamin Shoppe, Inc. (a)	169,305	7,515,449
			19,132,795
	Textiles, Apparel & Luxury Goods 2.6%
	Deckers Outdoor Corp. (a)	38,730	3,763,781
	Steven Madden, Ltd. (a)	94,857	3,057,241
	Vince Holding Corp. (a)	79,060	2,392,356
			9,213,378
	Thrifts & Mortgage Finance 1.7%
	Home Loan Servicing Solutions, Ltd.	167,756	3,554,749
	MGIC Investment Corp. (a)	324,875	2,537,274
			6,092,023
	Total Common Stocks (Cost $316,443,052)		348,444,119

	Principal Amount	Value
Short-Term Investment 1.3%
Repurchase Agreement 1.3%
State Street Bank and Trust Co. 0.00%, dated 9/30/14 due 10/1/14 Proceeds at Maturity $4,402,850 (Collateralized by a Federal National Mortgage Association security with a rate of 2.12% and a maturity date of 11/7/22, with a Principal Amount of $4,740,000 and a Market Value of $4,494,236)	$4,402,850	4,402,850
Total Short-Term Investment (Cost $4,402,850)		4,402,850
Total Investments (Cost $320,845,902) (b)	100.7%	352,846,969
Other Assets, Less Liabilities	(0.7)	(2,294,070)
Net Assets	100.0%	$350,552,899

¤	Among the Portfolio's 10 largest holdings, as of September 30, 2014, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	As of September 30, 2014, cost was $321,751,279 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$52,690,182
Gross unrealized depreciation	(21,594,492)
Net unrealized appreciation	$31,095,690

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$348,444,119	$—	$—	$348,444,119
Short-Term Investment
Repurchase Agreement	—	4,402,850	—	4,402,850
Total Investments in Securities	$348,444,119	$4,402,850	$—	$352,846,969

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2014, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of September 30, 2014, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Floating Rate Portfolio

Portfolio of Investments September 30, 2014 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 96.6%†
	Corporate Bonds 1.0%
	Buildings & Real Estate 0.1%
	CBRE Services, Inc. 6.625%, due 10/15/20	$900,000	$946,260

	Containers, Packaging & Glass 0.2%
	Greif, Inc. 7.75%, due 8/1/19	650,000	737,750
¤	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer (Luxembourg) S.A. 9.875%, due 8/15/19	800,000	861,000
			1,598,750
	Mining, Steel, Iron & Non-Precious Metals 0.1%
	FMG Resources (August 2006) Pty, Ltd. 6.00%, due 4/1/17 (a)	1,000,000	1,007,500

	Real Estate 0.3%
	iStar Financial, Inc.
	4.00%, due 11/1/17	1,200,000	1,164,000
	5.00%, due 7/1/19	1,200,000	1,155,000
			2,319,000
	Software 0.2%
¤	First Data Corp. 6.75%, due 11/1/20 (a)	1,696,000	1,797,760

	Telecommunications 0.1%
	T-Mobile USA, Inc. 6.25%, due 4/1/21	400,000	404,000

	Total Corporate Bonds (Cost $7,822,430)		8,073,270

	Floating Rate Loans 88.0% (b)
	Aerospace & Defense 2.7%
	American Airlines, Inc. Exit Term Loan 3.75%, due 6/27/19	4,164,998	4,085,168
	Booz Allen Hamilton, Inc. New Term Loan 3.75%, due 7/31/19	5,753,997	5,716,597
	Delta Air Lines, Inc. 2018 Term Loan B1 3.25%, due 10/18/18	1,585,618	1,547,109
	TransDigm, Inc. Term Loan C 3.75%, due 2/28/20	4,295,924	4,221,415
	US Airways Group, Inc. New Term Loan B1 3.50%, due 5/23/19	2,541,000	2,478,110
	Zebra Technologies Corp. Term Loan B TBD, due 9/30/21	3,428,571	3,420,000
			21,468,399
	Automobile 4.6%
	Affinia Group Intermediate Holdings, Inc. Term Loan B2 4.75%, due 4/27/20	751,212	750,274
	Allison Transmission, Inc. New Term Loan B3 3.75%, due 8/23/19	3,117,811	3,083,712
	ASP HHI Acquisition Co., Inc. Additional Term Loan 5.00%, due 10/5/18	2,218,147	2,211,910
	Capital Automotive, L.P.
	New Term Loan B 4.00%, due 4/10/19	4,623,910	4,593,083
	New 2nd Lien Term Loan 6.00%, due 4/30/20	666,667	673,333
	Chrysler Group LLC
	2018 Term Loan B 3.25%, due 12/31/18	1,194,000	1,174,225
	New Term Loan B 3.50%, due 5/24/17	3,865,138	3,832,528
	Federal-Mogul Holdings Corp. New Term Loan C 4.75%, due 4/15/21	5,000,000	4,950,895
	Goodyear Tire & Rubber Co. (The) New 2nd Lien Term Loan 4.75%, due 4/30/19	6,150,000	6,148,081
	KAR Auction Services, Inc. Term Loan B2 3.50%, due 3/11/21	3,621,641	3,561,279
	Metaldyne LLC USD Term Loan 4.25%, due 12/18/18	2,189,207	2,173,701
	Tower Automotive Holdings USA LLC New Term Loan 4.00%, due 4/23/20	3,470,094	3,428,886
			36,581,907
	Beverage, Food & Tobacco 1.7%
	Albertson's Holdings LLC Term Loan B4 4.50%, due 8/25/21	4,400,000	4,372,500
	American Seafoods Group LLC New Term Loan B 4.50%, due 3/18/18 (c)	1,290,771	1,200,418
	B.C. Unlimited Liability Company 2014 Term Loan B TBD, due 9/24/21 (c)	2,880,000	2,855,200
	HJ Heinz Co. Term Loan B2 3.50%, due 6/5/20	1,666,504	1,644,423
	New Albertson's, Inc. Term Loan 4.75%, due 6/27/21	1,166,667	1,146,833
	Pinnacle Foods Finance LLC Term Loan G 3.25%, due 4/29/20	2,075,521	2,030,898
			13,250,272
	Broadcasting & Entertainment 5.4%
	Cequel Communications LLC Term Loan B 3.50%, due 2/14/19	3,027,515	2,970,749
	Charter Communications Operating LLC Term Loan G 4.25%, due 9/12/21	1,800,000	1,792,285
	Clear Channel Communications, Inc.
	Term Loan B 3.804%, due 1/29/16	2,577,996	2,551,755
	Term Loan D 6.904%, due 1/30/19	1,750,000	1,666,054
	Cumulus Media Holdings, Inc. 2013 Term Loan 4.25%, due 12/23/20	4,127,301	4,055,073
	Hubbard Radio LLC Term Loan B 4.50%, due 4/29/19	2,729,135	2,712,078
	Mission Broadcasting, Inc. Term Loan B2 3.75%, due 10/1/20	553,343	543,660
	Nexstar Broadcasting, Inc. Term Loan B2 3.75%, due 10/1/20	627,500	616,519
	Numericable U.S. LLC
	USD Term Loan B1 4.50%, due 5/21/20	1,072,308	1,061,853
	USD Term Loan B2 4.50%, due 5/21/20	927,692	918,647
	TWCC Holding Corp. REFI Term Loan B 3.50%, due 2/13/17	1,892,567	1,860,334
¤	Univision Communications, Inc.
	Term Loan C4 4.00%, due 3/1/20	5,175,057	5,070,479
	Term Loan C3 4.00%, due 3/2/20	2,364,000	2,316,129
	UPC Financing Partnership USD Term Loan AH 3.25%, due 6/30/21	2,917,292	2,832,691
	Virgin Media Bristol LLC USD Term Loan B 3.50%, due 6/7/20	5,000,000	4,862,500
	WideOpenWest Finance LLC Term Loan B 4.75%, due 4/1/19	6,853,144	6,814,595
			42,645,401
	Buildings & Real Estate 2.4%
	Continental Building Products LLC 1st Lien Term Loan 4.00%, due 8/28/20	2,580,658	2,544,368
	CPG International, Inc. New Term Loan 4.75%, due 9/30/20	2,475,000	2,461,593
	Realogy Corp. New Term Loan B 3.75%, due 3/5/20	6,846,141	6,726,334
	USIC Holdings, Inc. 1st Lien Term Loan 4.00%, due 7/10/20 (c)	1,975,000	1,945,375
	Wilsonart LLC Term Loan B 4.00%, due 10/31/19	5,239,971	5,131,897
			18,809,567
	Cargo Transport 0.3%
	Swift Transportation Co. LLC 2014 Term Loan B 3.75%, due 6/9/21	2,487,500	2,476,617

	Chemicals, Plastics & Rubber 3.9%
	Allnex USA, Inc. USD Term Loan B2 4.50%, due 10/3/19	713,933	709,025
	Arysta LifeScience SPC LLC
	1st Lien Term Loan 4.50%, due 5/29/20	1,184,998	1,180,555
	2nd Lien Term Loan 8.25%, due 11/30/20	800,000	805,334
	Axalta Coating Systems US Holdings, Inc. USD Term Loan 3.75%, due 2/1/20	6,450,784	6,308,866
	AZ Chem US, Inc. 1st Lien Term Loan 4.50%, due 6/12/21	517,068	515,517
	Emerald Performance Materials LLC
	New 1st Lien Term Loan 4.50%, due 8/1/21	750,000	740,625
	New 2nd Lien Term Loan 7.75%, due 8/1/22	700,000	694,458
	Ineos US Finance LLC 6 Year Term Loan 3.75%, due 5/4/18	2,205,102	2,158,588
	MacDermid, Inc. USD 1st Lien Term Loan 4.00%, due 6/7/20	3,950,000	3,885,812
	OXEA Finance LLC USD Term Loan B2 4.25%, due 1/15/20	992,500	973,891
	Polymer Group, Inc. 1st Lien Term Loan 5.25%, due 12/19/19	2,382,000	2,370,090
	PQ Corp. 2014 Term Loan 4.00%, due 8/7/17	1,736,742	1,716,273
	Solenis International, L.P.
	USD 1st Lien Term Loan 4.25%, due 7/31/21	900,000	881,157
	USD 2nd Lien Term Loan 7.75%, due 7/31/22	750,000	732,500
	Univar, Inc. Term Loan B 5.00%, due 6/30/17	6,895,235	6,816,230
			30,488,921
	Containers, Packaging & Glass 2.5%
	Ardagh Holdings USA, Inc. Incremental Term Loan 4.00%, due 12/17/19	995,000	978,831
	Berlin Packaging LLC
	1st Lien Term Loan 6.25%, due 4/2/19	148,500	148,129
	New 2nd Lien Term Loan 9.75%, due 4/2/20	2,500,000	2,506,250
	Berry Plastics Holding Corp. Term Loan E 3.75%, due 1/6/21	3,977,506	3,882,488
	Caraustar Industries, Inc. Term Loan 7.50%, due 5/1/19	927,576	929,894
	Prescrix, Inc. USD 2nd Lien Term Loan 8.00%, due 5/2/22	350,000	347,812
	Ranpak Corp.
	2014 USD Term Loan 4.75%, due 10/1/21	1,400,000	1,397,375
	2nd Lien Term Loan 8.25%, due 10/3/22	571,429	571,429
¤	Reynolds Group Holdings, Inc. New Dollar Term Loan 4.00%, due 12/1/18	7,048,393	6,966,582
	Signode Industrial Group US, Inc. USD Term Loan B 4.00%, due 5/1/21	1,762,963	1,739,824
			19,468,614
	Diversified/Conglomerate Manufacturing 4.0%
	Allied Security Holdings LLC
	New 1st Lien Term Loan 4.25%, due 2/12/21	1,224,306	1,204,411
	New 2nd Lien Term Loan 8.00%, due 8/13/21	435,616	428,719
	Atkore International, Inc.
	1st Lien Term Loan 4.50%, due 4/9/21	1,596,000	1,582,701
	2nd Lien Term Loan 7.75%, due 10/9/21	1,050,000	1,036,875
	Doosan Infracore International, Inc. Term Loan B 4.50%, due 5/28/21	2,992,500	2,991,252
	Gardner Denver, Inc. USD Term Loan 4.25%, due 7/30/20	7,029,000	6,880,512
	Maxim Crane Works, L.P. 2nd Lien Term Loan 10.25%, due 11/26/18	937,500	952,734
	NN, Inc. Term Loan B 6.00%, due 8/27/21	2,000,000	2,001,250
	North American Lifting Holdings, Inc. 1st Lien Term Loan 5.50%, due 11/27/20	2,515,281	2,515,281
	Quikrete Holdings, Inc.
	1st Lien Term Loan 4.00%, due 9/28/20	5,720,664	5,667,033
	2nd Lien Term Loan 7.00%, due 3/26/21	700,000	703,500
	Sensus USA, Inc. 1st Lien Term Loan 4.50%, due 5/9/17	1,447,540	1,407,733
	Veyance Technologies, Inc. 1st Lien Term Loan 5.25%, due 9/8/17	4,506,196	4,480,848
			31,852,849
	Diversified/Conglomerate Service 8.4%
	Acosta Holdco, Inc. 2014 Term Loan 5.00%, due 9/26/21	2,142,857	2,142,831
	Advantage Sales & Marketing, Inc.
	Delayed Draw Term Loan 3.75%, due 7/23/21 (d)	80,650	79,172
	2014 1st Lien Term Loan 4.25%, due 7/23/21	4,838,700	4,749,992
	2014 2nd Lien Term Loan 7.50%, due 7/25/22	625,000	614,688
	Applied Systems, Inc.
	New 1st Lien Term Loan 4.25%, due 1/25/21	992,500	980,094
	New 2nd Lien Term Loan 7.50%, due 1/23/22	600,000	596,875
	AVSC Holding Corp. 1st Lien Term Loan 4.50%, due 1/24/21	629,607	623,311
	Brickman Group, Ltd. LLC
	1st Lien Term Loan 4.00%, due 12/18/20	3,573,022	3,497,096
	2nd Lien Term Loan 7.50%, due 12/17/21	600,000	590,500
	Brock Holdings III, Inc.
	New Term Loan B 6.00%, due 3/16/17	1,366,618	1,363,201
	New 2nd Lien Term Loan 10.00%, due 3/16/18	750,000	745,781
	Capital Safety North America Holdings, Inc.
	1st Lien Term Loan 3.75%, due 3/29/21	1,875,714	1,821,788
	2nd Lien Term Loan 6.50%, due 3/28/22	800,000	785,000
	CCC Information Services, Inc. Term Loan 4.00%, due 12/20/19	1,526,587	1,506,868
	CompuCom Systems, Inc. REFI Term Loan B 4.25%, due 5/11/20	4,937,987	4,771,330
	Connolly Corp. 1st Lien Term Loan 5.00%, due 5/14/21	1,234,406	1,225,920
	Crossmark Holdings, Inc.
	1st Lien Term Loan 4.50%, due 12/20/19 (c)	1,965,000	1,925,700
	2nd Lien Term Loan 8.75%, due 12/21/20 (c)	800,000	790,666
¤	First Data Corp.
	New 2018 Extended Term Loan 3.655%, due 3/23/18	750,000	734,687
	New 2018 Term Loan 3.655%, due 9/24/18	2,400,000	2,349,000
	Extended 2021 Term Loan 4.155%, due 3/24/21	4,003,173	3,941,877
	Genesys Telecom Holdings U.S., Inc.
	New Term Loan B 4.00%, due 2/7/20	2,298,360	2,246,647
	Delayed Draw Term Loan 4.50%, due 11/13/20	992,500	987,538
	Kronos, Inc. Initial Incremental Term Loan 4.50%, due 10/30/19	2,997,995	2,975,510
	Mitchell International, Inc.
	New 1st Lien Term Loan 4.50%, due 10/12/20	2,218,491	2,193,533
	New 2nd Lien Term Loan 8.50%, due 10/11/21	875,000	873,177
	MX Holdings USA, Inc. USD Term Loan B 4.25%, due 8/14/20	2,374,377	2,374,377
	ServiceMaster Co. 2014 Term Loan B 4.25%, due 7/1/21	6,300,000	6,203,534
	Sophia, L.P. 2014 Term Loan B 4.00%, due 7/19/18	2,025,879	1,995,491
	Sungard Availability Services Capital, Inc. Term Loan B 6.00%, due 3/31/19	1,119,375	1,030,757
	SunGard Data Systems, Inc.
	Term Loan C 3.906%, due 2/28/17	1,721,215	1,713,326
	Term Loan E 4.00%, due 3/8/20	2,440,734	2,409,464
	Vantiv LLC 2014 Term Loan B 3.75%, due 6/13/21	2,992,500	2,974,545
	Verint Systems, Inc. USD Term Loan 3.50%, due 9/6/19	2,409,521	2,394,461
			66,208,737
	Ecological 0.7%
	ADS Waste Holdings, Inc. New Term Loan 3.75%, due 10/9/19	5,386,250	5,245,981

	Electronics 4.5%
	Blue Coat Systems, Inc.
	1st Lien Term Loan 4.00%, due 5/31/19	3,256,107	3,188,272
	2nd Lien Term Loan 9.50%, due 6/28/20	2,000,000	2,000,000
	BMC Software Finance, Inc. USD Term Loan 5.00%, due 9/10/20	3,779,622	3,713,478
	CDW LLC New Term Loan 3.25%, due 4/29/20	971,162	946,580
	Dell, Inc. USD Term Loan B 4.50%, due 4/29/20	5,947,519	5,897,708
	Eagle Parent, Inc. New Term Loan 4.00%, due 5/16/18	3,730,640	3,682,141
	EIG Investors Corp. 2013 Term Loan 5.00%, due 11/9/19	3,439,012	3,413,220
	Evertec Group LLC New Term Loan B 3.50%, due 4/17/20	3,358,737	3,297,441
	Go Daddy Operating Co. LLC New Term Loan B 4.75%, due 5/13/21	1,995,000	1,965,075
	Infor (US), Inc.
	USD Term Loan B3 3.75%, due 6/3/20	975,858	953,901
	USD Term Loan B5 3.75%, due 6/3/20	3,898,242	3,804,684
	Peak 10, Inc. 1st Lien Term Loan 5.00%, due 6/17/21	1,296,750	1,289,942
	Sybil Software LLC Term Loan 4.75%, due 3/20/20	1,706,250	1,702,696
			35,855,138
	Finance 2.3%
	Avis Budget Car Rental LLC New Term Loan B 3.00%, due 3/15/19	1,582,635	1,563,841
	Brand Energy & Infrastructure Services, Inc. New Term Loan B 4.75%, due 11/26/20	5,835,504	5,811,432
	Duff & Phelps Investment Management Co. Term Loan B 4.50%, due 4/23/20	2,964,996	2,939,052
	Hertz Corp. (The)
	Term Loan B2 3.00%, due 3/11/18	1,114,077	1,079,611
	New Synthetic LC 3.75%, due 3/9/18	2,750,000	2,729,375
	Interactive Data Corp. 2014 Term Loan 4.75%, due 5/2/21	1,995,000	1,980,870
	Ocwen Financial Corp. Term Loan 5.00%, due 2/15/18	2,364,000	2,321,448
			18,425,629
	Grocery 0.2%
	Roundy's Supermarkets, Inc. New Term Loan B 5.75%, due 3/3/21	1,990,000	1,881,380

	Healthcare, Education & Childcare 8.4%
	Akorn, Inc. Term Loan B 4.50%, due 4/16/21	2,900,000	2,887,312
	Amsurg Corp. 1st Lien Term Loan B 3.75%, due 7/16/21	1,798,000	1,777,773
¤	Community Health Systems, Inc.
	2017 Term Loan E 3.485%, due 1/25/17	1,355,452	1,347,169
	Term Loan D 4.25%, due 1/27/21	6,802,908	6,778,247
	DaVita HealthCare Partners, Inc. Term Loan B 3.50%, due 6/24/21	5,440,864	5,373,702
	Envision Healthcare Corp. Term Loan 4.00%, due 5/25/18	4,876,113	4,823,694
	HCA, Inc. Extended Term Loan B4 2.983%, due 5/1/18	1,848,324	1,825,605
	IASIS Healthcare LLC Term Loan B2 4.50%, due 5/3/18	3,316,735	3,302,639
	Ikaria, Inc.
	1st Lien Term Loan 5.00%, due 2/12/21	2,823,961	2,809,841
	2nd Lien Term Loan 8.75%, due 2/14/22	600,000	604,875
	IMS Health, Inc. New USD Term Loan 3.50%, due 3/17/21	1,571,742	1,537,033
	Kindred Healthcare, Inc. New Term Loan 4.00%, due 4/9/21	2,793,000	2,740,631
	Kinetic Concepts, Inc. USD Term Loan E1 4.00%, due 5/4/18	4,399,660	4,340,080
	Millennium Laboratories, Inc. Term Loan B 5.25%, due 4/16/21	1,995,000	1,990,013
¤	Onex Carestream Finance, L.P.
	1st Lien Term Loan 5.00%, due 6/7/19	5,728,841	5,715,711
	2nd Lien Term Loan 9.50%, due 12/7/19	2,723,401	2,733,613
	Opal Acquisition, Inc. 1st Lien Term Loan 5.00%, due 11/27/20	2,878,250	2,871,054
	Pharmaceutical Product Development LLC New Term Loan B 4.00%, due 12/5/18	3,893,138	3,853,397
	PharMedium Healthcare Corp. 1st Lien Term Loan 4.25%, due 1/28/21	873,000	853,358
	Quintiles Transnational Corp. Term Loan B3 3.75%, due 6/8/18	4,043,156	3,981,498
	Salix Pharmaceuticals, Ltd. Term Loan 4.25%, due 1/2/20	2,426,221	2,418,855
	Select Medical Corp. Series E Term Loan B 3.75%, due 6/1/18	1,541,978	1,524,631
			66,090,731
	Home and Office Furnishings, Housewares & Durable Consumer Products 0.8%
	Serta Simmons Holdings LLC Term Loan 4.25%, due 10/1/19	4,191,441	4,153,600
	Tempur-Pedic International, Inc. REFI Term Loan B 3.50%, due 3/18/20	2,048,148	2,021,907
			6,175,507
	Hotels, Motels, Inns & Gaming 5.0%
	Bally Technologies, Inc. Term Loan B 4.25%, due 11/25/20	3,614,159	3,597,220
	Caesars Entertainment Operating Co.
	Extended Term Loan B5 5.948%, due 3/1/17	2,415,033	2,194,662
	Extended Term Loan B6 6.948%, due 3/1/17	1,850,914	1,683,010
	Term Loan B7 9.75%, due 1/28/18	2,070,625	1,958,683
	Caesars Entertainment Resort Properties LLC Term Loan B 7.00%, due 10/12/20	3,473,750	3,320,036
	Hilton Worldwide Finance LLC USD Term Loan B2 3.50%, due 10/26/20	4,298,390	4,227,771
	La Quinta Intermediate Holdings LLC Term Loan B 4.00%, due 4/14/21	3,728,113	3,674,055
	MGM Resorts International Term Loan B 3.50%, due 12/20/19	3,930,000	3,857,130
	Pinnacle Entertainment, Inc. Term Loan B2 3.75%, due 8/13/20	2,069,609	2,044,387
¤	Scientific Games International, Inc. New Term Loan B 4.25%, due 10/18/20	7,443,750	7,408,861
	Station Casinos LLC Term Loan B 4.25%, due 3/2/20	6,009,049	5,902,389
			39,868,204
	Insurance 2.3%
¤	Asurion LLC
	New Term Loan B1 5.00%, due 5/24/19	6,172,980	6,136,973
	New 2nd Lien Term Loan 8.50%, due 3/3/21	2,000,000	2,020,834
	Hub International, Ltd. Term Loan B 4.25%, due 10/2/20	3,415,186	3,341,548
	MPH Acquisition Holdings LLC Term Loan 4.00%, due 3/31/21	1,559,110	1,520,911
	Sedgwick, Inc.
	1st Lien Term Loan 3.75%, due 3/1/21	3,075,759	2,977,720
	2nd Lien Term Loan 6.75%, due 2/28/22	2,400,000	2,349,000
			18,346,986
	Leisure, Amusement, Motion Pictures & Entertainment 2.0%
	Bauer Performance Sports, Ltd. Term Loan B 4.00%, due 4/15/21	1,468,700	1,446,057
	Boyd Gaming Corp. Term Loan B 4.00%, due 8/14/20	1,577,556	1,550,606
	CityCenter Holdings LLC Term Loan B 4.25%, due 10/16/20	1,091,118	1,077,479
	Fitness International LLC Term Loan B 5.50%, due 7/1/20	1,995,000	1,976,921
	US Finco LLC
	1st Lien Term Loan 4.00%, due 5/29/20	2,093,500	2,059,481
	2nd Lien Term Loan 8.25%, due 11/30/20	1,600,000	1,600,000
	William Morris Endeavor Entertainment LLC
	1st Lien Term Loan 5.25%, due 5/6/21	1,907,719	1,863,206
	2nd Lien Term Loan 8.25%, due 5/1/22	1,200,000	1,158,000
	WMG Acquisition Corp. New Term Loan 3.75%, due 7/1/20	3,302,483	3,182,081
			15,913,831
	Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 3.2%
	Alliance Laundry Systems LLC
	REFI Term Loan 4.25%, due 12/10/18	2,183,389	2,157,007
	2nd Lien Term Loan 9.50%, due 12/10/19	920,455	927,358
	Apex Tool Group LLC Term Loan B 4.50%, due 1/31/20	2,553,519	2,457,762
	CPM Acquisition Corp.
	1st Lien Term Loan 6.25%, due 8/29/17	1,980,256	1,983,969
	2nd Lien Term Loan 10.25%, due 3/1/18	1,093,700	1,106,688
	Generac Power Systems, Inc. Term Loan B 3.25%, due 5/31/20	3,065,556	3,011,909
¤	Rexnord LLC 1st Lien Term Loan B 4.00%, due 8/21/20	7,896,833	7,761,931
	Silver II US Holdings LLC Term Loan 4.00%, due 12/13/19	5,971,731	5,854,165
			25,260,789
	Mining, Steel, Iron & Non-Precious Metals 2.2%
	Ameriforge Group, Inc. 1st Lien Term Loan 5.00%, due 12/19/19	1,488,759	1,484,107
	Arch Coal, Inc. Term Loan B 6.25%, due 5/16/18	440,968	402,273
	Gates Global, Inc. Term Loan B 4.25%, due 7/5/21	4,500,000	4,416,430
	JMC Steel Group, Inc. Term Loan 4.75%, due 4/3/17	1,568,192	1,558,626
	McJunkin Red Man Corp. New Term Loan 5.517%, due 11/8/19 (c)	1,564,200	1,560,615
	Minerals Technology, Inc. Term Loan B 4.00%, due 5/9/21	2,543,500	2,533,962
	Novelis, Inc. New Term Loan 3.75%, due 3/10/17	4,335,016	4,290,582
	Peabody Energy Corp. Term Loan B 4.25%, due 9/24/20	1,485,000	1,447,875
			17,694,470
	Oil & Gas 3.4%
	American Energy - Marcellus LLC
	1st Lien Term Loan 5.25%, due 8/4/20	1,000,000	990,417
	2nd Lien Term Loan 8.50%, due 8/4/21	250,000	247,813
	Citgo Petroleum Corp. New Term Loan B 4.50%, due 7/29/21	1,200,000	1,199,500
	EP Energy LLC Term Loan B2 4.50%, due 4/30/19	937,500	931,406
	Fieldwood Energy LLC 2nd Lien Term Loan 8.375%, due 9/30/20	2,470,443	2,473,531
	FTS International, Inc. New Term Loan B 5.75%, due 4/16/21	1,745,455	1,743,819
	HGIM Corp. Term Loan B 5.50%, due 6/18/20	1,980,000	1,944,112
	Philadelphia Energy Solutions LLC Term Loan B 6.25%, due 4/4/18 (c)	1,477,500	1,400,855
	Quicksilver Resources, Inc. New 2nd Lien Term Loan 7.00%, due 6/21/19 (c)	2,000,000	1,802,500
	Samson Investment Co. New 2nd Lien Term Loan 5.00%, due 9/25/18	4,300,000	4,172,075
	Seadrill Partners Finco LLC Term Loan B 4.00%, due 2/21/21	4,823,202	4,573,427
	Sheridan Investment Partners II, L.P.
	Term Loan A 4.25%, due 12/16/20	278,218	273,349
	Term Loan B 4.25%, due 12/16/20	2,000,022	1,965,022
	Term Loan M 4.25%, due 12/16/20	103,760	101,944
	Templar Energy LLC 2nd Lien Term Loan 8.50%, due 11/25/20	1,500,000	1,453,125
	Western Refining, Inc. Term Loan B 4.25%, due 11/12/20	1,488,750	1,480,376
			26,753,271
	Personal & Nondurable Consumer Products (Manufacturing Only) 1.0%
	ABC Supply Co., Inc. Term Loan 3.50%, due 4/16/20	2,970,000	2,914,312
	Prestige Brands, Inc. New Term Loan 4.125%, due 1/31/19	1,193,182	1,186,098
	Spectrum Brands, Inc. Term Loan C 3.50%, due 9/4/19	207,330	205,205
	SRAM LLC New Term Loan B 4.018%, due 4/10/20	3,440,689	3,373,310
			7,678,925
	Personal Transportation 0.4%
	Orbitz Worldwide, Inc. 2014 Term Loan B 4.50%, due 4/15/21	967,575	962,495
	United Airlines, Inc. New Term Loan B 3.50%, due 4/1/19	2,462,500	2,411,711
			3,374,206
	Personal, Food & Miscellaneous Services 0.6%
	TGI Friday's, Inc.
	1st Lien Term Loan 5.25%, due 7/15/20	1,197,000	1,192,511
	2nd Lien Term Loan 9.25%, due 7/15/21	1,400,000	1,391,250
	Weight Watchers International, Inc. Term Loan B2 4.00%, due 4/2/20	2,624,658	2,007,864
			4,591,625
	Printing & Publishing 2.5%
	Cengage Learning Acquisitions, Inc. 1st Lien Term Loan 7.00%, due 3/31/20	1,243,750	1,241,263
	Checkout Holding Corp.
	1st Lien Term Loan 4.50%, due 4/9/21	1,995,000	1,935,150
	2nd Lien Term Loan 7.75%, due 4/11/22	1,400,000	1,335,250
	Dex Media East LLC New Term Loan 6.00%, due 12/30/16	282,993	231,583
	Getty Images, Inc. Term Loan B 4.75%, due 10/18/19	1,819,453	1,660,250
	McGraw-Hill Global Education Holdings LLC New 1st Lien Term Loan 5.75%, due 3/22/19	595,500	595,314
	Penton Media, Inc. New 2nd Lien Term Loan 9.00%, due 10/2/20	600,000	600,750
	R.H. Donnelley, Inc. New Term Loan 9.75%, due 12/31/16	368,807	269,844
	SNL Financial LC Term Loan 4.50%, due 10/23/18	1,892,493	1,871,202
	Springer Science+Business Media Deutschland GmbH USD Term Loan B3 4.75%, due 8/16/21	5,291,187	5,195,284
	Tribune Co. 2013 Term Loan 4.00%, due 12/27/20	5,068,159	5,000,058
			19,935,948
	Retail Store 5.8%
	Academy, Ltd. Term Loan 4.50%, due 8/3/18	938,152	929,797
	American Tire Distributors Holdings, Inc. Term Loan B 5.75%, due 6/1/18	2,985,950	2,993,415
	BJ's Wholesale Club, Inc. New 1st Lien Term Loan 4.50%, due 9/26/19	2,979,994	2,929,972
	Harbor Freight Tools USA, Inc. New 1st Lien Term Loan 4.75%, due 7/26/19	2,947,725	2,941,830
	J Crew Group, Inc. New Term Loan B 4.00%, due 3/5/21	2,302,553	2,183,829
	Leslie's Poolmart, Inc. New Term Loan 4.25%, due 10/16/19	4,342,161	4,275,218
¤	Michaels Stores, Inc.
	Term Loan B 3.75%, due 1/28/20	7,353,814	7,202,141
	Incremental 2014 Term Loan B2 4.00%, due 1/28/20	1,200,000	1,183,800
	NBTY, Inc. Term Loan B2 3.50%, due 10/1/17	793,222	777,160
	Neiman Marcus Group, Inc. (The) 2020 Term Loan 4.25%, due 10/25/20	4,958,770	4,867,171
	Party City Holdings, Inc. Term Loan 4.00%, due 7/27/19	4,263,516	4,186,239
	Petco Animal Supplies, Inc. New Term Loan 4.00%, due 11/24/17	3,965,278	3,925,625
¤	Pilot Travel Centers LLC
	REFI Term Loan B 3.75%, due 3/30/18	2,861,887	2,856,521
	Term Loan B2 4.25%, due 8/7/19	1,176,000	1,173,550
	2014 Term Loan B 4.25%, due 9/30/21	3,300,000	3,295,875
			45,722,143
	Telecommunications 3.4%
	Avaya, Inc.
	Extended Term Loan B3 4.654%, due 10/26/17	991,245	942,715
	Term Loan B6 6.50%, due 3/30/18	4,421,971	4,375,678
	Crown Castle Operating Co. Term Loan B2 3.00%, due 1/31/21	1,877,034	1,849,582
	Level 3 Financing, Inc.
	New 2019 Term Loan 4.00%, due 8/1/19	3,200,000	3,141,001
	2020 Term Loan B 4.00%, due 1/15/20	2,000,000	1,962,500
	LTS Buyer LLC 1st Lien Term Loan 4.00%, due 4/13/20	2,962,500	2,908,805
	Mitel US Holdings, Inc. New Term Loan 5.25%, due 1/31/20	1,284,982	1,288,195
	Syniverse Holdings, Inc.
	Term Loan 4.00%, due 4/23/19	3,816,269	3,739,944
	Term Loan B 4.00%, due 4/23/19	2,077,588	2,034,305
	Zayo Group LLC Term Loan B 4.00%, due 7/2/19	4,439,506	4,368,288
			26,611,013
	Utilities 3.4%
	Bayonne Energy Center LLC Term Loan B 4.50%, due 6/30/21 (c)	1,797,950	1,790,084
	Calpine Corp.
	Term Loan B1 4.00%, due 4/1/18	3,382,599	3,356,759
	Term Loan B2 4.00%, due 4/1/18	2,907,362	2,886,077
	Dynegy Holdings, Inc. Term Loan B2 4.00%, due 4/23/20	4,111,898	4,075,919
	EIF Channelview Cogeneration LLC Term Loan B 4.25%, due 5/8/20	405,975	406,990
	Energy Future Intermediate Holding Co. LLC DIP Term Loan 4.25%, due 6/19/16	3,000,000	2,979,999
	Equipower Resources Holdings LLC
	1st Lien Term Loan 4.25%, due 12/21/18	3,159,842	3,144,043
	Term Loan C 4.25%, due 12/31/19	999,849	994,849
	Essential Power LLC Term Loan B 4.75%, due 8/8/19	2,196,159	2,207,140
	La Frontera Generation LLC Term Loan 4.50%, due 9/30/20	4,456,739	4,398,244
	Viva Alamo LLC Term Loan B 4.75%, due 2/20/21	746,250	736,922
			26,977,026
	Total Floating Rate Loans (Cost $703,923,444)		695,654,087

	Foreign Floating Rate Loans 7.6% (b)
	Beverage, Food & Tobacco 0.2%
	Expro Holdings UK 3, Ltd. Term Loan 5.75%, due 9/2/21 (c)	1,333,333	1,326,111

	Chemicals, Plastics & Rubber 0.2%
	Allnex (Luxembourg) & Cy S.C.A. USD Term Loan B1 4.50%, due 10/3/19	1,375,987	1,366,527

	Containers, Packaging & Glass 0.4%
	CD&R Millennium Holdco 6 S.A.R.L.
	USD 1st Lien Term Loan 4.50%, due 7/31/21	1,631,000	1,614,690
	USD 2nd Lien Term Loan 8.25%, due 7/31/22	1,400,000	1,382,500
			2,997,190
	Electronics 0.7%
	Avago Technologies Cayman, Ltd. USD Term Loan B 3.75%, due 5/6/21	4,987,500	4,937,625
	Shield Finance Co. S.A.R.L. USD Term Loan 5.00%, due 1/29/21	597,000	596,005
			5,533,630
	Healthcare, Education & Childcare 1.1%
	JLL / Delta Dutch Newco B.V. USD Term Loan 4.25%, due 3/11/21	1,710,000	1,671,831
	Mallinckrodt International Finance S.A. Term Loan B 3.50%, due 3/19/21	995,000	978,676
	Ortho-Clinical Diagnostics, Inc. Term Loan B 4.75%, due 6/30/21	1,662,500	1,641,719
	Valeant Pharmaceuticals International, Inc.
	Series D2 Term Loan B TBD, due 2/13/19 (c)	2,000,000	1,975,626
	Series E Term Loan B 3.75%, due 8/5/20	2,274,847	2,245,600
			8,513,452
	Hotels, Motels, Inns & Gaming 0.4%
	Amaya Holdings B.V.
	1st Lien Term Loan 5.00%, due 8/1/21	2,400,000	2,365,800
	2nd Lien Term Loan 8.00%, due 8/1/22	928,571	937,857
			3,303,657
	Leisure, Amusement, Motion Pictures & Entertainment 1.4%
	Bombardier Recreational Products, Inc. New Term Loan B 4.00%, due 1/30/19	4,265,438	4,184,394
	Delta 2 (LUX) S.A.R.L.
	USD Term Loan B3 4.75%, due 7/30/21	2,166,667	2,134,167
	USD 2nd Lien Term Loan 7.75%, due 7/31/22	1,200,000	1,194,000
	Travelport Finance (Luxembourg) S.A.R.L. 2014 Term Loan B 6.00%, due 9/2/21	3,500,000	3,487,971
			11,000,532
	Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 0.3%
	Husky Injection Molding Systems, Ltd.
	1st Lien Term Loan 4.25%, due 6/30/21	1,494,297	1,471,135
	2nd Lien Term Loan 7.25%, due 6/30/22	800,000	782,000
			2,253,135
	Mining, Steel, Iron & Non-Precious Metals 0.3%
	FMG Resources (August 2006) Pty, Ltd. New Term Loan B 3.75%, due 6/30/19	2,863,229	2,801,191

	Oil & Gas 0.5%
	Drillships Financing Holdings, Inc. Term Loan B1 6.00%, due 3/31/21	2,984,925	2,855,579
	Pacific Drilling S.A. Term Loan B 4.50%, due 6/4/18	1,536,111	1,486,187
			4,341,766
	Printing & Publishing 0.2%
	Colouroz Investment 1, GmbH
	USD 2nd Lien Term Loan B1 TBD, due 9/6/22 (c)	642,857	630,000
	EUR Term Loan 4.75%, due 9/7/21 (c)	€800,930	1,010,351
	USD Term Loan C 4.75%, due 9/7/21 (c)	$132,403	131,244
			1,771,595
	Retail Store 0.3%
	Hudson's Bay Co. 1st Lien Term Loan 4.75%, due 11/4/20	2,158,333	2,157,433

	Telecommunications 1.4%
	Intelsat Jackson Holdings S.A. Term Loan B2 3.75%, due 6/30/19	4,939,180	4,856,859
	Telesat USD Term Loan B2 3.50%, due 3/28/19	6,745,526	6,638,724
			11,495,583
	Utilities 0.2%
	Charger OpCo B.V. USD Term Loan B1 3.50%, due 7/23/21	1,500,000	1,458,750

	Total Foreign Floating Rate Loans (Cost $61,084,470)		60,320,552

	Total Long-Term Bonds (Cost $772,830,344)		764,047,909

	Shares
Affiliated Investment Company 0.2%
Fixed Income Fund 0.2%
MainStay High Yield Corporate Bond Fund Class I	323,200	1,913,346

Total Affiliated Investment Company (Cost $1,965,058)		1,913,346

	Principal Amount
Short-Term Investments 5.2%
Financial Company Commercial Paper 3.1%
National Rural Utilities Cooperative Finance Corp.
0.091%, due 10/22/14 (e)	$21,637,000	21,635,864
0.101%, due 10/3/14 (e)	2,500,000	2,499,986
Total Financial Company Commercial Paper (Cost $24,135,850)		24,135,850

Other Commercial Paper 1.6%
Air Products & Chemicals, Inc. 0.081%, due 10/24/14 (a)(e)	7,000,000	6,999,642
Piedmont Natural Gas Co. 0.112%, due 10/6/14 (a)(e)	3,405,000	3,404,948
Travelers Cos., Inc. (The) 0.071%, due 10/1/14 (a)(e)	2,500,000	2,500,000
Total Other Commercial Paper (Cost $12,904,590)		12,904,590

Repurchase Agreement 0.4%
State Street Bank and Trust Co. 0.00%, dated 9/30/14 due 10/1/14 Proceeds at Maturity $3,223,480 (Collateralized by a Federal National Mortgage Association security with a rate of 2.26% and a maturity date of 10/17/22, with a Principal Amount of $3,420,000 and a Market Value of $3,288,443)	3,223,480	3,223,480
Total Repurchase Agreement (Cost $3,223,480)		3,223,480

U.S. Government 0.1%
United States Treasury Bill 0.005%, due 11/6/14 (e)	444,000	443,998
Total U.S. Government (Cost $443,998)		443,998

Total Short-Term Investments (Cost $40,707,918)		40,707,918

Total Investments (Cost $815,503,320) (f)	102.0%	806,669,173
Other Assets, Less Liabilities	(2.0)	(15,492,290)
Net Assets	100.0%	$791,176,883

¤	Among the Portfolio's 10 largest issuers held, as of September 30, 2014, excluding short-term investments. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown is the weighted average interest rate of all contracts within the floating rate loan facility as of September 30, 2014.
(c)	Illiquid security - As of September 30, 2014, the total market value of these securities was $20,344,745, which represented 2.6% of the Portfolio's net assets.
(d)	Security has additional commitments and contingencies. Principal amount and value exclude unfunded commitments.
(e)	Interest rate shown represents yield to maturity.
(f)	As of September 30, 2014, cost was $816,590,357 for federal income tax purposes and net unrealized depreciation was as follows:

Gross unrealized appreciation	$1,283,948
Gross unrealized depreciation	(11,205,132)
Net unrealized depreciation	$(9,921,184)

The following abbreviations are used in the above portfolio:
TBD	—To be determined
€	—Euro

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$—	$8,073,270	$—	$8,073,270
Floating Rate Loans (b)	—	689,198,701	6,455,386	695,654,087
Foreign Floating Rate Loans (c)	—	58,231,802	2,088,750	60,320,552
Total Long-Term Bonds	—	755,503,773	8,544,136	764,047,909
Affiliated Investment Company
Fixed Income Fund	1,913,346	—	—	1,913,346
Short-Term Investments
Financial Company Commercial Paper	—	24,135,850	—	24,135,850
Other Commercial Paper	—	12,904,590	—	12,904,590
Repurchase Agreement	—	3,223,480	—	3,223,480
U.S. Government	—	443,998	—	443,998
Total Short-Term Investments	—	40,707,918	—	40,707,918
Total Investments in Securities	$1,913,346	$796,211,691	$8,544,136	$806,669,173

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	Includes $6,455,386 of Level 3 securities which represent floating rate loans whose value was obtained from the pricing service which utilized a single broker quote to determine such value as referenced in the Portfolio of Investments.

(c)	Includes $2,088,750 of Level 3 securities which represent foreign floating rate loans whose value was obtained from the pricing service which utilized a single broker quote to determine such value as referenced in the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

As of September 30, 2014, securities with a market value of $1,291,993 transferred from Level 2 to Level 3. The transfer occurred as a result of the value for certain floating rate loans obtained from an independent pricing service utilizing the average of multiple bid quotations as of September 30, 2014. The fair value obtained for these loans from an independent pricing service as of December 31, 2013 utilized a single broker quote with significant unobservable inputs.

As of September 30, 2014, securities with a market value of $15,949,958 transferred from Level 3 to Level 2. The transfer occurred as a result of the value for certain floating rate loans obtained from an independent pricing service utilizing the average of multiple bid quotations as of September 30, 2014. The fair value obtained for these loans from an independent pricing service as of December 31, 2013 utilized a single broker quote with significant unobservable inputs.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2013	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales (a)	Transfers in to Level 3	Transfers out of Level 3	Balance as of September 30, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of September 30, 2014
Long-Term Bonds
Floating Rate Loans
Automobile	$1,047,842	$642	$7,313	$(9,263)	$-	$(1,046,534)	$-	$-	$-	$-
Beverage, Food & Tobacco Food Products	-	1,149	44	(83,012)	-	(9,756)	1,291,993	-	1,200,418	(83,033)
Broadcasting & Entertainment	3,200,931	-	-	-	-	-	-	(3,200,931)	-	-
Containers, Packaging & Glass	2,553,125	-	-	-	-	-	-	(2,553,125)	-	-
Diversified/Conglomerate Manufacturing	279,000	223	20,566	(2,808)	-	(296,981)	-	-	-	-
Diversified/Conglomerate Service	3,640,939	-	-	-	-	-	-	(3,640,939)	-	-
Electronics	3,478,060	-	-	-	-	-	-	(3,478,060)	-	-
Finance	2,672,143	8,961	62,219	(71,180)	-	(2,672,143)	-	-	-	-
Healthcare, Education & Childcare	-	2,526	-	(92)	1,522,197	-	-	-	1,524,631	(92)
Insurance	609,000	90	14,592	(11,682)	-	(612,000)	-	-	-	-
Machinery (Non-Agriculture, Non-Construct & Non-Electronic)	1,101,903	-	-	-	-	-	-	(1,101,903)	-	-
Mining, Steel, Iron & Non-Precious Metals	121,033	31	368	(96)	-	(121,336)	-	-	-	-
Oil & Gas	1,975,000	-	-	-	-	-	-	(1,975,000)	-	-
Retail Store	-	227	22	9,612	2,993,556	(10,002)	-		2,993,415	9,612
Utilities	1,980,050	3,744	63,721	(39,569)	742,545	(2,013,569)	-	-	736,922	(2,504)
Foreign Floating Rate Loans
Printing & Publishing	-	-	-	(8,036)	638,036	-	-	-	630,000	(8,036)
Utilities	-	-	-	(11,250)	1,470,000	-	-	-	1,458,750	(11,250)
Total	$22,659,026	$17,593	$168,845	$(227,376)	$7,366,334	$(6,782,321)	$1,291,993	$(15,949,958)	$8,544,136	$(95,303)

(a)	Sales include principal reduction.

MainStay VP Government Portfolio

Portfolio of Investments September 30, 2014 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 97.4%†
	Asset-Backed Security 0.8%
	Utilities 0.8%
	Atlantic City Electric Transition Funding LLC Series 2002-1, Class A4 5.55%, due 10/20/23	$1,995,000	$2,238,641

	Total Asset-Backed Security (Cost $2,028,498)		2,238,641

	Corporate Bonds 4.5%
	Agriculture 0.8%
	Altria Group, Inc.
	2.85%, due 8/9/22	1,170,000	1,120,668
	9.70%, due 11/10/18	796,000	1,025,408
			2,146,076
	Finance - Investment Banker/Broker 0.4%
	Merrill Lynch & Co., Inc. 6.875%, due 4/25/18	900,000	1,038,064

	Pipelines 1.1%
	Plains All American Pipeline, L.P. / PAA Finance Corp. 5.00%, due 2/1/21	2,700,000	2,993,776

	Real Estate Investment Trusts 0.9%
	Host Hotels & Resorts, L.P. 3.75%, due 10/15/23	2,350,000	2,323,741

	Telecommunications 1.3%
	Crown Castle Towers LLC 4.883%, due 8/15/40 (a)	3,100,000	3,416,972

	Total Corporate Bonds (Cost $11,625,628)		11,918,629

	Mortgage-Backed Securities 5.6%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 5.1%
	Bear Stearns Commercial Mortgage Securities Trust Series 2005-PW10, Class A4 5.405%, due 12/11/40 (b)	1,377,034	1,425,065
	CD 2006-CD3 Mortgage Trust Series 2006-CD3, Class A5 5.617%, due 10/15/48	717,308	757,106
	CD 2007-CD5 Mortgage Trust Series 2007-CD5, Class A4 5.886%, due 11/15/44 (b)	1,395,651	1,534,191
	CFCRE Commercial Mortgage Trust Series 2011-C1, Class A2 3.759%, due 4/15/44 (a)	2,500,000	2,582,108
	DBUBS Mortgage Trust Series 2011-LC2A, Class A2 3.386%, due 7/10/44 (a)	660,000	682,758
	Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (a)	530,000	600,368
	GS Mortgage Securities Trust Series 2011-GC5, Class A2 2.999%, due 8/10/44	800,000	825,074
	JP Morgan Chase Commercial Mortgage Securities Trust
	Series 2011-C4, Class A3 4.106%, due 7/15/46 (a)	1,500,000	1,603,284
	Series 2007-CB20, Class A3 5.819%, due 2/12/51	26,085	26,059
	LB-UBS Commercial Mortgage Trust Series 2004-C1, Class A4 4.568%, due 1/15/31	228,817	234,926
	Morgan Stanley Capital I Trust Series 2005-HQ6, Class A4A 4.989%, due 8/13/42	1,330,000	1,344,288
	RBSCF Trust Series 2010-MB1, Class A2 3.686%, due 4/15/24 (a)	561,958	564,961
	Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class A4 5.308%, due 11/15/48	1,474,435	1,573,643
			13,753,831
	Residential Mortgages (Collateralized Mortgage Obligations) 0.5%
	Citigroup Mortgage Loan Trust, Inc. Series 2006-AR6, Class 1A1 5.515%, due 8/25/36 (c)	447,156	422,547
	Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 0.58%, due 2/25/42 (a)(b)(d)(e)	1,135,508	908,406
			1,330,953
	Total Mortgage-Backed Securities (Cost $15,210,851)		15,084,784

	U.S. Government & Federal Agencies 86.5%
	Fannie Mae Strip (Collateralized Mortgage Obligations) 0.0%‡
	Series 360, Class 2, IO 5.00%, due 8/25/35 (f)	288,052	45,217
	Series 361, Class 2, IO 6.00%, due 10/25/35 (f)	59,198	11,514
			56,731
	Federal Home Loan Bank 1.0%
	5.00%, due 11/17/17	2,400,000	2,674,161

	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 19.2%
	2.25%, due 3/1/35 (b)	32,790	34,799
	2.375%, due 6/1/35 (b)	245,239	261,380
	2.375%, due 2/1/37 (b)	183,501	196,689
	3.50%, due 10/1/25	696,228	733,142
	3.50%, due 11/1/25	4,083,109	4,302,152
	3.50%, due 12/1/41	423,166	433,770
	3.50%, due 7/1/42	454,578	464,542
	3.50%, due 8/1/42	1,422,792	1,461,172
	3.50%, due 6/1/43	1,847,547	1,888,043
	4.00%, due 3/1/25	1,709,307	1,822,151
	4.00%, due 7/1/25	532,401	568,358
	4.00%, due 8/1/31	1,053,749	1,124,875
	4.00%, due 8/1/39	983,975	1,043,898
¤	4.00%, due 12/1/40	4,400,376	4,661,937
¤	4.00%, due 2/1/41	7,242,413	7,663,548
¤	4.00%, due 3/1/41	8,616,222	9,129,418
	4.00%, due 1/1/42	4,037,078	4,277,627
	4.00%, due 12/1/42	1,357,733	1,436,748
	4.50%, due 3/1/41	1,165,169	1,278,305
	4.50%, due 5/1/41	1,538,464	1,675,145
	4.50%, due 8/1/41	1,780,313	1,938,557
	5.00%, due 1/1/20	382,890	408,064
	5.00%, due 6/1/33	847,494	936,166
	5.00%, due 8/1/33	486,177	537,210
	5.00%, due 5/1/36	337,602	372,735
	5.00%, due 10/1/39	1,283,027	1,431,508
	5.50%, due 1/1/21	325,592	353,635
	5.50%, due 1/1/33	609,721	682,581
	6.50%, due 4/1/37	98,208	115,411
			51,233,566
	Federal National Mortgage Association (Mortgage Pass-Through Securities) 49.2%
	1.933%, due 11/1/34 (b)	269,180	282,080
	2.082%, due 4/1/34 (b)	290,069	308,888
	3.00%, due 10/1/32	1,475,330	1,503,569
	3.00%, due 4/1/43	2,046,045	2,020,745
	3.50%, due 11/1/20	2,817,982	2,967,082
	3.50%, due 10/1/25	1,588,641	1,676,272
¤	3.50%, due 11/1/25	10,748,696	11,348,276
	3.50%, due 9/1/32	4,127,955	4,307,650
	3.50%, due 11/1/32	1,022,894	1,067,368
	3.50%, due 2/1/41	2,464,189	2,522,390
	3.50%, due 11/1/41	3,804,718	3,905,709
	3.50%, due 12/1/41	1,460,000	1,499,215
	3.50%, due 1/1/42	3,237,053	3,329,013
	3.50%, due 3/1/42	3,296,792	3,376,132
	3.50%, due 5/1/42	1,519,169	1,555,738
	3.50%, due 8/1/42	3,565,525	3,640,312
	3.50%, due 11/1/42	1,403,525	1,432,964
	3.50%, due 12/1/42	1,669,880	1,714,715
	3.50%, due 2/1/43	1,771,169	1,818,706
	3.50%, due 5/1/43	3,429,056	3,515,608
	4.00%, due 9/1/31	2,311,120	2,470,829
	4.00%, due 1/1/41	1,296,690	1,374,971
	4.00%, due 2/1/41	1,008,898	1,069,901
	4.00%, due 3/1/41	2,602,196	2,762,832
	4.00%, due 10/1/41	778,049	826,322
	4.00%, due 3/1/42	2,264,586	2,403,879
	4.00%, due 6/1/42	987,730	1,044,206
	4.00%, due 7/1/42	2,932,233	3,099,897
	4.00%, due 8/1/42	1,439,905	1,521,986
	4.00%, due 9/1/42	1,405,590	1,485,382
	4.50%, due 7/1/18	1,113,221	1,176,260
	4.50%, due 11/1/18	829,020	875,877
	4.50%, due 6/1/23	705,626	758,711
	4.50%, due 5/1/39	788,608	861,044
	4.50%, due 6/1/39	1,194,038	1,303,183
	4.50%, due 7/1/39	3,200,668	3,506,183
¤	4.50%, due 8/1/39	4,520,819	4,938,493
	4.50%, due 9/1/39	132,076	144,654
	4.50%, due 9/1/40	3,744,276	4,102,438
	4.50%, due 12/1/40	2,443,722	2,655,774
¤	4.50%, due 1/1/41	6,258,508	6,858,160
	4.50%, due 2/1/41	573,161	626,203
	4.50%, due 8/1/41	2,993,378	3,260,478
	5.00%, due 11/1/17	490,413	517,738
	5.00%, due 9/1/20	40,796	43,250
	5.00%, due 11/1/33	1,582,960	1,751,209
	5.00%, due 7/1/34	191,688	212,024
	5.00%, due 6/1/35	1,172,582	1,296,763
	5.00%, due 10/1/35	318,105	351,769
	5.00%, due 1/1/36	149,446	165,201
	5.00%, due 2/1/36	1,743,286	1,927,494
	5.00%, due 5/1/36	1,694,724	1,873,704
	5.00%, due 3/1/40	2,111,998	2,353,133
	5.00%, due 2/1/41	3,526,204	3,958,114
	5.50%, due 11/1/17	330,167	349,557
	5.50%, due 6/1/19	405,735	434,185
	5.50%, due 11/1/19	502,923	540,981
	5.50%, due 4/1/21	685,920	745,817
	5.50%, due 6/1/21	44,621	48,853
	5.50%, due 6/1/33	1,969,731	2,211,747
	5.50%, due 11/1/33	1,281,177	1,438,604
	5.50%, due 12/1/33	1,322,756	1,488,730
	5.50%, due 6/1/34	397,138	445,566
	5.50%, due 3/1/35	588,734	659,960
	5.50%, due 12/1/35	230,847	258,373
	5.50%, due 4/1/36	1,210,894	1,350,763
	5.50%, due 1/1/37	357,256	405,466
	5.50%, due 7/1/37	267,137	303,387
	5.50%, due 8/1/37	294,190	329,288
	6.00%, due 12/1/16	21,220	21,918
	6.00%, due 1/1/33	207,062	233,823
	6.00%, due 3/1/33	232,147	264,500
	6.00%, due 9/1/34	41,523	47,269
	6.00%, due 9/1/35	645,134	742,899
	6.00%, due 10/1/35	128,435	147,883
	6.00%, due 4/1/36	492,395	559,182
	6.00%, due 6/1/36	328,360	372,233
	6.00%, due 11/1/36	498,363	562,710
	6.00%, due 4/1/37	96,047	105,102
	6.50%, due 10/1/31	79,478	91,085
	6.50%, due 7/1/32	26,903	30,452
	6.50%, due 2/1/37	66,428	75,193
	6.50%, due 8/1/47	62,107	68,477
			131,704,497
	Government National Mortgage Association (Mortgage Pass-Through Securities) 10.0%
	4.00%, due 7/15/39	815,261	866,425
	4.00%, due 9/20/40	2,745,079	2,926,192
	4.00%, due 11/20/40	395,306	423,217
	4.00%, due 1/15/41	3,088,379	3,282,200
¤	4.00%, due 10/15/41	5,753,288	6,160,753
¤	4.50%, due 5/20/40	7,623,969	8,306,536
	5.00%, due 4/15/34	1,077,219	1,191,615
	5.00%, due 2/20/41	834,203	927,916
	5.50%, due 6/15/33	1,167,371	1,321,143
	5.50%, due 12/15/35	354,065	394,497
	6.00%, due 8/15/32	216,839	251,522
	6.00%, due 10/15/32	373,984	431,439
	6.50%, due 7/15/28	42,631	49,465
	6.50%, due 8/15/28	48,683	55,191
	6.50%, due 7/15/32	195,551	222,295
			26,810,406
¤	Overseas Private Investment Corporation 2.1%
	5.142%, due 12/15/23	5,163,819	5,725,798

	Tennessee Valley Authority 3.4%
¤	4.65%, due 6/15/35	4,395,000	4,945,206
	6.25%, due 12/15/17	3,485,000	4,022,857
			8,968,063
	United States Treasury Note 1.6%
	0.625%, due 10/15/16	4,320,000	4,318,311
	Total U.S. Government & Federal Agencies (Cost $224,076,726)		231,491,533
	Total Long-Term Bonds (Cost $252,941,703)		260,733,587

	Short-Term Investment 2.2%
	Repurchase Agreement 2.2%
	State Street Bank and Trust Co. 0.00%, dated 9/30/14 due 10/1/14 Proceeds at Maturity $5,742,522 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 2.0% and a maturity date of 11/2/22, with a Principal Amount of $6,255,000 and a Market Value of $5,858,821)	5,742,522	5,742,522
	Total Short-Term Investment (Cost $5,742,522)		5,742,522

	Total Investments (Cost $258,684,225) (i)	99.6%	266,476,109
	Other Assets, Less Liabilities	0.4	1,040,275
	Net Assets	100.0%	$267,516,384

	Contracts Short	Unrealized Appreciation (Depreciation)(g)
Futures Contracts 0.1%
United States Treasury Note December 2014 (5 Year) (h)	(300)	$191,266
December 2014 (10 Year) (h)	(126)	115,885
Total Futures Contracts (Notional Amount $51,182,063)		$307,151

¤	Among the Portfolio's 10 largest holdings, as of September 30, 2014, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown was the rate in effect as of September 30, 2014.
(c)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of September 30, 2014.
(d)	Illiquid security - As of September 30, 2014, the total market value of this security was $908,406, which represented 0.3% of the Portfolio's net assets.
(e)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of September 30, 2014, the total market value of this security was $908,406, which represented 0.3% of the Portfolio's net assets.
(f)	Collateralized Mortgage Obligation Interest Only Strip - Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(g)	Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2014.
(h)	As of September 30, 2014, cash in the amount of $434,700 was on deposit with brokers for futures transactions.
(i)	As of September 30, 2014, cost was $258,684,225 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$9,718,528
Gross unrealized depreciation	(1,926,644)
Net unrealized appreciation	$7,791,884

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014, for valuing the Portfolio's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Security	$—	$2,238,641	$—	$2,238,641
Corporate Bonds	—	11,918,629	—	11,918,629
Mortgage-Backed Securities (b)	—	14,176,378	908,406	15,084,784
U.S. Government & Federal Agencies	—	231,491,533	—	231,491,533
Total Long-Term Bonds	—	259,825,181	908,406	260,733,587
Short-Term Investment
Repurchase Agreement	—	5,742,522	—	5,742,522
Total Investments in Securities	—	265,567,703	908,406	266,476,109
Other Financial Instruments
Futures Contracts Short (c)	307,151	—	—	307,151
Total Investments in Securities and Other Financial Instruments	$307,151	$265,567,703	$908,406	$266,783,260

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $908,406 is held in Residential Mortgages (Collateralized Mortgage Obligations) within the Mortgage-Backed Securities section of the Portfolio of Investments.

(c)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2014, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2013	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales		Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2014
Long-Term Bonds
Mortgage-Backed Securities
Residential Mortgages (Collateralized Mortgage Obligations)	$917,677	$967	$3,310	$74,515	$-	$(88,063	)(a)	$-	$-	$908,406	$62,454
Total	$917,677	$967	$3,310	$74,515	$-	$(88,063)		$-	$-	$908,406	$62,454

(a) Sales include principal reductions.

MainStay VP Growth Allocation Portfolio

Portfolio of Investments September 30, 2014 (Unaudited)

	Shares	Value
Affiliated Investment Companies 99.9% †
Equity Funds 99.9%
MainStay Cushing Renaissance Advantage Fund Class I	339,975	$8,954,949
MainStay Cushing Royalty Energy Income Fund Class I	115,565	2,113,684
MainStay Emerging Markets Opportunities Fund Class I (a)	1,457,743	14,825,244
MainStay Epoch Global Choice Fund Class I (a)	778,341	15,784,762
MainStay Epoch U.S. All Cap Fund Class I (a)	1,432,514	42,731,898
MainStay ICAP Equity Fund Class I	637,294	34,369,262
MainStay ICAP International Fund Class I	1,264,882	45,485,140
MainStay International Opportunities Fund Class I (a)	3,881,214	34,659,243
MainStay MAP Fund Class I	1,005,842	47,375,139
MainStay U.S. Equity Opportunities Fund Class I (a)	4,793,698	44,437,583
MainStay VP DFA / DuPont Capital Emerging Markets Equity Portfolio Initial Class (a)	1,600,185	14,844,287
MainStay VP Eagle Small Cap Growth Portfolio Initial Class (a)	1,513,413	18,915,957
MainStay VP International Equity Portfolio Initial Class (a)	1,111,580	15,185,786
MainStay VP Large Cap Growth Portfolio Initial Class (a)	2,274,071	54,436,690
MainStay VP Marketfield Portfolio Initial Class (a)(b)	1,008,612	10,260,643
MainStay VP Mid Cap Core Portfolio Initial Class (a)	1,711,873	29,824,319
MainStay VP S&P 500 Index Portfolio Initial Class	363,395	14,763,622
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class (a)	3,326,139	47,831,817
MainStay VP U.S. Small Cap Portfolio Initial Class (a)	1,664,355	22,505,784
Total Equity Funds (Cost $463,231,537)		519,305,809
Total Affiliated Investment Companies (Cost $463,231,537)		519,305,809

	Principal Amount
Short-Term Investment 0.2%
Repurchase Agreement 0.2%
State Street Bank and Trust Co. 0.00%, dated 9/30/14 due 10/1/14 Proceeds at Maturity $818,451 (Collateralized by a Federal National Mortgage Association security with a rate of 2.11% and a maturity date of 11/7/22, with a Principal Amount of $885,000 and a Market Value of $838,441)	$818,451	818,451
Total Short-Term Investment (Cost $818,451)		818,451
Total Investments (Cost $464,049,988) (c)	100.1%	520,124,260
Other Assets, Less Liabilities	(0.1)	(498,316)
Net Assets	100.0%	$519,625,944

†	Percentages indicated are based on Portfolio net assets.
(a)	The Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Non-income producing Underlying Portfolio/Fund.
(c)	As of September 30, 2014, cost was $466,623,486 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$56,668,199
Gross unrealized depreciation	(3,167,425)
Net unrealized appreciation	$53,500,774

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$519,305,809	$—	$—	$519,305,809
Short-Term Investment
Repurchase Agreement	—	818,451	—	818,451
Total Investments in Securities	$519,305,809	$818,451	$—	$520,124,260

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2014, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of September 30, 2014, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP High Yield Corporate Bond Portfolio

Portfolio of Investments September 30, 2014 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 95.7%†
	Convertible Bond 0.0%‡
	Electric 0.0%‡
	Upstate New York Power Producers, Inc. 20.00%, due 6/15/17 (a)(b)(c)(d)(e)	$1,253,829	$1,366,673
	Total Convertible Bond (Cost $1,366,674)		1,366,673

	Corporate Bonds 91.8%
	Advertising 0.6%
	CBS Outdoor Americas Capital LLC / CBS Outdoor Americas Capital Corp.
	5.25%, due 2/15/22 (a)	4,985,000	4,978,769
	5.625%, due 2/15/24 (a)	3,280,000	3,288,200
	5.875%, due 3/15/25 (a)	1,445,000	1,452,225
	Lamar Media Corp.
	5.375%, due 1/15/24 (a)	5,747,000	5,761,367
	5.875%, due 2/1/22	1,525,000	1,570,750
			17,051,311
	Aerospace & Defense 2.7%
	AAR Corp. 7.25%, due 1/15/22	8,760,000	9,417,000
	Alliant Techsystems, Inc.
	5.25%, due 10/1/21 (a)	4,270,000	4,280,675
	6.875%, due 9/15/20	7,895,000	8,487,125
	B/E Aerospace, Inc. 5.25%, due 4/1/22	7,665,000	8,259,038
	GenCorp, Inc. 7.125%, due 3/15/21	10,485,000	11,297,587
	Kratos Defense & Security Solutions, Inc. 7.00%, due 5/15/19 (a)	11,865,000	11,776,012
	Spirit AeroSystems, Inc. 5.25%, due 3/15/22 (a)	9,005,000	9,005,000
	TransDigm, Inc.
	5.50%, due 10/15/20	5,780,000	5,606,600
	6.00%, due 7/15/22 (a)	3,610,000	3,564,875
	6.50%, due 7/15/24 (a)	4,755,000	4,737,169
			76,431,081
	Apparel 0.4%
	William Carter Co. (The) 5.25%, due 8/15/21	5,380,000	5,541,400
	Wolverine World Wide, Inc. 6.125%, due 10/15/20	4,800,000	5,016,000
			10,557,400
	Auto Manufacturers 0.9%
	Allied Specialty Vehicles, Inc. 8.50%, due 11/1/19 (a)	8,985,000	9,366,862
	Chrysler Group LLC / CG Co-Issuer, Inc.
	8.00%, due 6/15/19	2,600,000	2,759,250
	8.25%, due 6/15/21	3,685,000	4,016,650
	Jaguar Land Rover Automotive PLC
	4.125%, due 12/15/18 (a)	4,595,000	4,598,217
	8.125%, due 5/15/21 (a)	4,095,000	4,478,906
	Oshkosh Corp. 8.50%, due 3/1/20	905,000	954,775
			26,174,660
	Auto Parts & Equipment 3.1%
	Allison Transmission, Inc. 7.125%, due 5/15/19 (a)	9,182,000	9,618,145
	Chassix, Inc. 9.25%, due 8/1/18 (a)	4,515,000	4,458,563
	Exide Technologies 8.625%, due 2/1/18 (f)	20,190,000	5,047,500
	International Automotive Components Group S.A. 9.125%, due 6/1/18 (a)	4,775,000	5,037,625
¤	Schaeffler Finance B.V.
	4.25%, due 5/15/21 (a)	6,335,000	6,097,437
	4.75%, due 5/15/21 (a)	15,280,000	15,241,800
	7.75%, due 2/15/17 (a)	11,219,000	12,200,662
	Schaeffler Holding Finance B.V. 6.875%, due 8/15/18 (a)(b)	15,170,000	15,776,800
	Tenneco, Inc.
	6.875%, due 12/15/20	1,870,000	1,972,850
	7.75%, due 8/15/18	3,395,000	3,539,288
	Titan International, Inc. 6.875%, due 10/1/20	7,160,000	7,016,800
	TRW Automotive, Inc. 7.25%, due 3/15/17 (a)	2,835,000	3,118,500
			89,125,970
	Banks 0.3%
	Provident Funding Associates, L.P. / PFG Finance Corp.
	6.75%, due 6/15/21 (a)	6,965,000	6,895,350
	10.125%, due 2/15/19 (a)	2,450,000	2,621,500
			9,516,850
	Beverages 0.0%‡
	Constellation Brands, Inc. 4.25%, due 5/1/23	480,000	468,600
	Building Materials 2.4%
	Boise Cascade Co. 6.375%, due 11/1/20	7,670,000	7,976,800
	Building Materials Corporation of America
	6.75%, due 5/1/21 (a)	2,110,000	2,210,225
	6.875%, due 8/15/18 (a)	3,705,000	3,834,675
	7.00%, due 2/15/20 (a)	3,060,000	3,182,400
	7.50%, due 3/15/20 (a)	5,640,000	5,893,800
	Gibraltar Industries, Inc. 6.25%, due 2/1/21	4,530,000	4,643,250
	Griffon Corp. 5.25%, due 3/1/22	5,500,000	5,238,750
	Headwaters, Inc.
	7.25%, due 1/15/19	8,284,000	8,573,940
	7.625%, due 4/1/19	7,457,000	7,773,923
	Jeld-Wen, Inc. 12.25%, due 10/15/17 (a)	2,000,000	2,122,500
	Summit Materials LLC / Summit Materials Finance Corp.
	10.50%, due 1/31/20 (a)	800,000	884,000
	10.50%, due 1/31/20	8,370,000	9,248,850
	USG Corp.
	6.30%, due 11/15/16	3,460,000	3,645,975
	7.875%, due 3/30/20 (a)	530,000	572,400
	8.375%, due 10/15/18 (a)	1,165,000	1,213,056
	Vulcan Materials Co.
	6.50%, due 12/1/16	546,000	589,680
	7.50%, due 6/15/21	480,000	561,600
			68,165,824
	Chemicals 2.2%
	Axiall Corp. 4.875%, due 5/15/23	5,555,000	5,332,800
	Eagle Spinco, Inc. 4.625%, due 2/15/21	3,815,000	3,662,400
	Ineos Finance PLC 7.50%, due 5/1/20 (a)	8,635,000	9,196,275
	Kraton Polymers LLC / Kraton Polymers Capital Corp. 6.75%, due 3/1/19	6,135,000	6,365,062
	NOVA Chemicals Corp. 5.25%, due 8/1/23 (a)	4,404,000	4,580,160
	Olin Corp. 5.50%, due 8/15/22	3,910,000	4,027,300
	PolyOne Corp.
	5.25%, due 3/15/23	11,545,000	11,198,650
	7.375%, due 9/15/20	4,665,000	4,909,913
	Rayonier A.M. Products, Inc. 5.50%, due 6/1/24 (a)	13,045,000	12,425,362
			61,697,922
	Closed-end Fund 0.3%
	Drawbridge Special Opportunities Fund, L.P. / Drawbridge Special Opportunities Finance 5.00%, due 8/1/21 (a)	8,935,000	8,845,650

	Coal 1.4%
	Arch Coal, Inc.
	7.00%, due 6/15/19	11,280,000	6,006,600
	7.25%, due 10/1/20	4,770,000	2,575,800
	7.25%, due 6/15/21	4,430,000	2,137,475
	8.00%, due 1/15/19 (a)	6,190,000	5,307,925
	CONSOL Energy, Inc.
	5.875%, due 4/15/22 (a)	11,360,000	11,189,600
	6.375%, due 3/1/21	3,845,000	3,902,675
	Peabody Energy Corp.
	6.00%, due 11/15/18	1,085,000	1,063,300
	6.25%, due 11/15/21	3,810,000	3,543,300
	6.50%, due 9/15/20	4,315,000	4,034,525
			39,761,200
	Commercial Services 2.8%
	ADT Corp. (The) 6.25%, due 10/15/21	2,740,000	2,835,900
	Alliance Data Systems Corp.
	5.25%, due 12/1/17 (a)	7,965,000	8,064,562
	6.375%, due 4/1/20 (a)	6,671,000	6,871,130
	Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
	5.125%, due 6/1/22 (a)	2,065,000	2,028,862
	5.50%, due 4/1/23	1,285,000	1,275,363
	9.75%, due 3/15/20	2,895,000	3,184,500
	Great Lakes Dredge & Dock Corp. 7.375%, due 2/1/19	12,432,000	12,773,880
	Hertz Corp. (The) 4.25%, due 4/1/18	2,660,000	2,613,450
	Jaguar Holding Co. I 9.375%, due 10/15/17 (a)(b)	5,620,000	5,676,200
	Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc. 7.875%, due 10/1/22 (a)	2,145,000	2,139,637
	PHH Corp. 7.375%, due 9/1/19	2,520,000	2,671,200
	Sotheby's 5.25%, due 10/1/22 (a)	3,040,000	2,880,400
	Speedy Cash Intermediate Holdings Corp. 10.75%, due 5/15/18 (a)	7,660,000	7,736,600
	United Rentals North America, Inc.
	5.75%, due 7/15/18	4,155,000	4,331,587
	5.75%, due 11/15/24	1,155,000	1,169,438
	6.125%, due 6/15/23	455,000	467,513
	7.625%, due 4/15/22	4,020,000	4,371,750
	WEX, Inc. 4.75%, due 2/1/23 (a)	8,985,000	8,535,750
			79,627,722
	Computers 1.2%
	iGATE Corp. 4.75%, due 4/15/19 (a)	3,190,000	3,094,300
	NCR Corp.
	4.625%, due 2/15/21	1,100,000	1,078,000
	5.00%, due 7/15/22	6,305,000	6,163,137
	5.875%, due 12/15/21	1,425,000	1,457,063
	6.375%, due 12/15/23	7,000,000	7,332,500
	Seagate HDD Cayman 4.75%, due 6/1/23	15,715,000	15,832,862
			34,957,862
	Distribution & Wholesale 0.2%
	LKQ Corp. 4.75%, due 5/15/23	5,500,000	5,307,500

	Diversified Financial Services 0.7%
	Community Choice Financial, Inc.
	10.75%, due 5/1/19	11,100,000	8,380,500
	12.75%, due 5/1/20 (a)(c)	3,000,000	2,325,000
	Ford Holdings LLC 9.30%, due 3/1/30	6,970,000	10,304,783
			21,010,283
	Electric 2.3%
	Calpine Corp.
	5.875%, due 1/15/24 (a)	6,235,000	6,453,225
	6.00%, due 1/15/22 (a)	7,940,000	8,396,550
	GenOn Americas Generation LLC 9.125%, due 5/1/31	4,910,000	4,492,650
¤	GenOn Energy, Inc.
	7.875%, due 6/15/17	23,669,000	24,083,207
	9.50%, due 10/15/18	16,888,000	17,563,520
	PNM Resources, Inc. 9.25%, due 5/15/15	1,704,000	1,787,697
	Public Service Co. of New Mexico 7.95%, due 5/15/18	2,305,000	2,749,667
			65,526,516
	Electrical Components & Equipment 1.4%
	Anixter, Inc. 5.125%, due 10/1/21	2,895,000	2,858,813
¤	Belden, Inc.
	5.25%, due 7/15/24 (a)	9,581,000	9,173,807
	5.50%, due 9/1/22 (a)	13,393,000	13,560,412
	General Cable Corp. 5.75%, due 10/1/22	9,670,000	8,993,100
	WESCO Distribution, Inc. 5.375%, due 12/15/21	5,410,000	5,369,425
			39,955,557
	Electronics 0.4%
	Kemet Corp. 10.50%, due 5/1/18	8,305,000	8,709,869
	Stoneridge, Inc. 9.50%, due 10/15/17 (a)	2,795,000	2,934,750
			11,644,619
	Engineering & Construction 1.5%
	AECOM Technology Corp. 5.875%, due 10/15/24 (a)	4,620,000	4,648,875
	New Enterprise Stone & Lime Co., Inc.
	11.00%, due 9/1/18	9,705,000	9,705,000
	13.00%, due 3/15/18 (b)	11,328,106	12,347,636
	Transfield Services, Ltd. 8.375%, due 5/15/20 (a)	9,520,000	9,900,800
	Weekley Homes LLC / Weekley Finance Corp. 6.00%, due 2/1/23	5,919,000	5,726,632
			42,328,943
	Entertainment 2.3%
	Affinity Gaming LLC / Affinity Gaming Finance Corp. 9.00%, due 5/15/18	14,530,000	14,094,100
	Churchill Downs, Inc. 5.375%, due 12/15/21 (a)	6,360,000	6,375,900
	GLP Capital, L.P. / GLP Financing II, Inc.
	4.875%, due 11/1/20	3,280,000	3,344,583
	5.375%, due 11/1/23	3,965,000	4,044,300
	Isle of Capri Casinos, Inc. 5.875%, due 3/15/21	1,890,000	1,913,625
	MU Finance PLC 8.375%, due 2/1/17 (a)	8,260,333	8,549,444
	NAI Entertainment Holdings / NAI Entertainment Holdings Finance Corp. 5.00%, due 8/1/18 (a)	4,830,000	4,878,300
	Rivers Pittsburgh Borrower, L.P. / Rivers Pittsburgh Finance Corp. 9.50%, due 6/15/19 (a)	4,883,000	5,224,810
	Speedway Motorsports, Inc. 6.75%, due 2/1/19	3,748,000	3,916,660
	Sterling Entertainment Enterprise LLC 9.75%, due 12/31/19 (c)(d)(e)	10,000,000	10,375,000
	United Artists Theatre Circuit, Inc. Series BA7 9.30%, due 7/1/15 (c)(d)	133,155	93,209
	Vail Resorts, Inc. 6.50%, due 5/1/19	2,985,000	3,123,056
			65,932,987
	Environmental Controls 0.4%
	Clean Harbors, Inc.
	5.125%, due 6/1/21	2,735,000	2,711,069
	5.25%, due 8/1/20	4,320,000	4,320,000
	Darling Ingredients, Inc. 5.375%, due 1/15/22	4,470,000	4,503,525
			11,534,594
	Finance - Auto Loans 1.3%
	Ally Financial, Inc.
	6.25%, due 12/1/17	1,395,000	1,496,137
	7.50%, due 9/15/20	2,422,000	2,791,355
	8.00%, due 11/1/31	6,505,000	8,098,725
	8.30%, due 2/12/15	6,305,000	6,431,100
	Ford Motor Credit Co. LLC 12.00%, due 5/15/15	2,585,000	2,767,785
	General Motors Financial Co., Inc.
	4.75%, due 8/15/17	3,880,000	4,064,300
	6.75%, due 6/1/18	11,425,000	12,746,016
			38,395,418
	Finance - Consumer Loans 0.2%
	Ocwen Financial Corp. 6.625%, due 5/15/19 (a)	3,140,000	3,030,100
	TMX Finance LLC / TitleMax Finance Corp. 8.50%, due 9/15/18 (a)	3,325,000	3,308,375
			6,338,475
	Finance - Leasing Companies 0.2%
	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 5.00%, due 10/1/21 (a)	5,465,000	5,437,675

	Finance - Mortgage Loan/Banker 0.3%
	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. 5.875%, due 8/1/21 (a)	4,930,000	4,880,700
	Prospect Holding Co. LLC / Prospect Holding Finance Co. 10.25%, due 10/1/18 (a)	4,050,000	3,705,750
			8,586,450
	Finance - Other Services 1.3%
	Cantor Commercial Real Estate Co., L.P. / CCRE Finance Corp. 7.75%, due 2/15/18 (a)	6,985,000	7,439,025
	Cogent Communications Finance, Inc. 5.625%, due 4/15/21 (a)	11,900,000	11,721,500
	Nationstar Mortgage LLC / Nationstar Capital Corp.
	6.50%, due 8/1/18	4,485,000	4,473,787
	7.875%, due 10/1/20	3,965,000	4,004,650
	Outerwall, Inc. 5.875%, due 6/15/21 (a)	10,010,000	9,434,425
			37,073,387
	Food 2.2%
	American Seafoods Group LLC / American Seafoods Finance, Inc. 10.75%, due 5/15/16 (a)	4,740,000	4,609,650
	ASG Consolidated LLC / ASG Finance, Inc. 15.00%, due 5/15/17 (a)(b)	6,028,952	5,305,478
	B&G Foods, Inc. 4.625%, due 6/1/21	5,820,000	5,543,550
	C&S Group Enterprises LLC 5.375%, due 7/15/22 (a)	8,720,000	8,284,000
	Ingles Markets, Inc. 5.75%, due 6/15/23	8,820,000	8,864,100
	KeHE Distributors LLC / KeHE Distributors Finance Corp. 7.625%, due 8/15/21 (a)	6,150,000	6,519,000
	Land O' Lakes, Inc. 6.00%, due 11/15/22 (a)	9,655,000	10,318,298
	TreeHouse Foods, Inc. 4.875%, due 3/15/22	5,120,000	5,043,200
	Wells Enterprises, Inc. 6.75%, due 2/1/20 (a)	4,096,000	4,208,640
	WhiteWave Foods Co. (The) 5.375%, due 10/1/22	5,220,000	5,272,200
			63,968,116
	Forest Products & Paper 0.1%
	Smurfit Kappa Acquisitions 4.875%, due 9/15/18 (a)	2,325,000	2,371,500

	Health Care - Products 1.2%
	ConvaTec Healthcare E S.A. 10.50%, due 12/15/18 (a)	7,315,000	7,744,756
	Hanger, Inc. 7.125%, due 11/15/18	7,627,000	7,798,608
	Hologic, Inc. 6.25%, due 8/1/20	3,230,000	3,326,900
	Mallinckrodt International Finance S.A. 4.75%, due 4/15/23	2,560,000	2,393,600
	Teleflex, Inc. 6.875%, due 6/1/19	4,860,000	5,090,850
	Universal Hospital Services, Inc. 7.625%, due 8/15/20	8,130,000	7,642,200
			33,996,914
	Health Care - Services 3.1%
	Centene Corp. 5.75%, due 6/1/17	3,905,000	4,134,419
	DaVita HealthCare Partners, Inc. 6.625%, due 11/1/20	2,651,000	2,780,236
	Fresenius Medical Care U.S. Finance, Inc.
	6.50%, due 9/15/18 (a)	3,750,000	4,115,625
	6.875%, due 7/15/17	40,000	44,000
	Fresenius Medical Care U.S. Finance II, Inc.
	5.625%, due 7/31/19 (a)	460,000	484,242
	5.875%, due 1/31/22 (a)	2,710,000	2,872,600
¤	HCA, Inc.
	4.75%, due 5/1/23	5,205,000	5,087,888
	5.00%, due 3/15/24	8,770,000	8,627,487
	5.875%, due 3/15/22	5,130,000	5,392,913
	5.875%, due 5/1/23	5,675,000	5,802,687
	7.50%, due 2/15/22	1,570,000	1,766,250
	7.58%, due 9/15/25	575,000	626,750
	8.00%, due 10/1/18	1,738,000	1,976,975
	8.36%, due 4/15/24	450,000	517,500
	9.00%, due 12/15/14	1,520,000	1,535,200
	HealthSouth Corp. 5.75%, due 11/1/24	5,295,000	5,400,900
	INC Research LLC 11.50%, due 7/15/19 (a)	7,775,000	8,591,375
	MPH Acquisition Holdings LLC 6.625%, due 4/1/22 (a)	18,445,000	18,629,450
	ResCare, Inc. 10.75%, due 1/15/19	3,520,000	3,731,200
	Tenet Healthcare Corp. 5.00%, due 3/1/19 (a)	5,690,000	5,618,875
			87,736,572
	Holding Companies - Diversified 1.0%
	Carlson Travel Holdings, Inc. 7.50%, due 8/15/19 (a)(b)	19,798,000	19,995,980
	CFG Holdings, Ltd. / CFG Finance LLC 11.50%, due 11/15/19 (a)	6,915,000	7,450,913
	Nielsen Co. Luxembourg SARL (The) 5.50%, due 10/1/21 (a)	1,340,000	1,346,700
			28,793,593
	Home Builders 2.3%
	Allegion U.S. Holding Co., Inc. 5.75%, due 10/1/21	6,720,000	6,854,400
	Ashton Woods USA LLC / Ashton Woods Finance Co. 6.875%, due 2/15/21 (a)	8,280,000	7,907,400
	AV Homes, Inc. 8.50%, due 7/1/19 (a)	8,675,000	8,588,250
	Brookfield Residential Properties, Inc. 6.50%, due 12/15/20 (a)	5,285,000	5,483,188
	Brookfield Residential Properties, Inc. / Brookfield Residential U.S. Corp. 6.125%, due 7/1/22 (a)	1,070,000	1,075,350
	Century Communities, Inc. 6.875%, due 5/15/22 (a)	5,700,000	5,742,750
	D.R. Horton, Inc.
	3.75%, due 3/1/19	2,990,000	2,907,775
	4.75%, due 2/15/23	2,925,000	2,837,250
	Meritage Homes Corp. 7.00%, due 4/1/22	315,000	340,200
	Ryland Group, Inc. (The)
	5.375%, due 10/1/22	340,000	331,500
	6.625%, due 5/1/20	2,460,000	2,607,600
	Taylor Morrison Communities, Inc. / Monarch Communities, Inc.
	5.25%, due 4/15/21 (a)	2,325,000	2,266,875
	7.75%, due 4/15/20 (a)	4,978,000	5,326,460
	Toll Brothers Finance Corp. 4.375%, due 4/15/23	6,725,000	6,405,562
	WCI Communities, Inc. 6.875%, due 8/15/21	3,865,000	3,884,325
	Woodside Homes Co. LLC / Woodside Homes Finance, Inc. 6.75%, due 12/15/21 (a)	3,870,000	3,831,300
			66,390,185
	Household Products & Wares 0.4%
	Century Intermediate Holding Co. 2 9.75%, due 2/15/19 (a)(b)	2,831,000	2,979,627
	Prestige Brands, Inc. 5.375%, due 12/15/21 (a)	2,175,000	2,044,500
	Spectrum Brands, Inc.
	6.375%, due 11/15/20	1,545,000	1,610,663
	6.625%, due 11/15/22	1,545,000	1,622,250
	6.75%, due 3/15/20	2,380,000	2,481,150
			10,738,190
	Insurance 1.4%
	A-S Co-Issuer Subsidiary, Inc. / A-S Merger Sub LLC 7.875%, due 12/15/20 (a)	1,405,000	1,454,175
	American Equity Investment Life Holding Co. 6.625%, due 7/15/21	7,970,000	8,368,500
	CNO Financial Group, Inc. 6.375%, due 10/1/20 (a)	6,950,000	7,367,000
	Fidelity & Guaranty Life Holdings, Inc. 6.375%, due 4/1/21 (a)	8,285,000	8,678,538
	Ironshore Holdings (U.S.), Inc. 8.50%, due 5/15/20 (a)	4,190,000	5,038,383
	Onex York Acquisition Corp. 8.50%, due 10/1/22 (a)	2,715,000	2,698,031
	USI, Inc. 7.75%, due 1/15/21 (a)	5,700,000	5,671,500
			39,276,127
	Internet 0.9%
	Cogent Communications Holdings, Inc. 8.375%, due 2/15/18 (a)	9,360,000	9,828,000
	Equinix, Inc.
	5.375%, due 4/1/23	9,830,000	9,731,700
	7.00%, due 7/15/21	5,638,000	6,039,708
	IAC / InterActiveCorp. 4.75%, due 12/15/22	1,000,000	960,000
			26,559,408
	Investment Company 0.3%
	American Capital, Ltd. 6.50%, due 9/15/18 (a)	9,760,000	10,004,000

	Investment Management/Advisory Services 0.2%
	National Financial Partners Corp. 9.00%, due 7/15/21 (a)	6,560,000	7,002,800

	Iron & Steel 0.8%
	Allegheny Ludlum Corp. 6.95%, due 12/15/25	2,545,000	2,825,976
	Allegheny Technologies, Inc.
	5.875%, due 8/15/23	2,660,000	2,800,796
	9.375%, due 6/1/19	2,600,000	3,173,898
	BlueScope Steel Finance, Ltd. / BlueScope Steel Finance USA LLC 7.125%, due 5/1/18 (a)	7,900,000	8,216,000
	Commercial Metals Co. 4.875%, due 5/15/23	6,444,000	6,186,240
			23,202,910
	Leisure Time 1.1%
	Brunswick Corp. 4.625%, due 5/15/21 (a)	7,965,000	7,745,963
	Carlson Wagonlit B.V. 6.875%, due 6/15/19 (a)	21,410,000	22,426,975
			30,172,938
	Lodging 1.2%
	Choice Hotels International, Inc. 5.75%, due 7/1/22	7,170,000	7,636,050
	Eldorado Resorts LLC / Eldorado Capital Corp. 8.625%, due 6/15/19 (a)	6,170,000	6,478,500
	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. 5.625%, due 10/15/21 (a)	6,805,000	7,009,150
	MTR Gaming Group, Inc. 11.50%, due 8/1/19 (b)	3,600,221	3,928,741
	Starwood Hotels & Resorts Worldwide, Inc. 7.375%, due 11/15/15	2,580,000	2,766,057
	Sugarhouse HSP Gaming Prop Mezz, L.P. / Sugarhouse HSP Gaming Finance Corp. 6.375%, due 6/1/21 (a)	5,690,000	5,433,950
			33,252,448
	Machinery - Construction & Mining 0.3%
	BlueLine Rental Finance Corp. 7.00%, due 2/1/19 (a)	6,585,000	6,766,088
	Vander Intermediate Holding II Corp. 9.75%, due 2/1/19 (a)(b)	2,940,000	3,072,300
			9,838,388
	Machinery - Diversified 0.5%
	Briggs & Stratton Corp. 6.875%, due 12/15/20	5,030,000	5,564,437
	SPL Logistics Escrow LLC / SPL Logistics Finance Corp. 8.875%, due 8/1/20 (a)	1,845,000	2,006,438
	Zebra Technologies Corp. 7.25%, due 10/15/22	7,145,000	7,155,301
			14,726,176
	Media 4.0%
	CCO Holdings LLC / CCO Holdings Capital Corp.
	5.125%, due 2/15/23	8,830,000	8,476,800
	5.25%, due 9/30/22	500,000	489,375
	5.75%, due 1/15/24	1,625,000	1,616,875
	7.25%, due 10/30/17	1,245,000	1,290,131
	Cogeco Cable, Inc. 4.875%, due 5/1/20 (a)	7,110,000	7,056,675
	Crown Media Holdings, Inc. 10.50%, due 7/15/19	5,023,000	5,487,628
	CSC Holdings LLC
	7.625%, due 7/15/18	95,000	106,163
	7.875%, due 2/15/18	965,000	1,075,975
	DISH DBS Corp.
	4.25%, due 4/1/18	1,810,000	1,814,525
	5.125%, due 5/1/20	4,522,000	4,510,695
	7.75%, due 5/31/15	1,345,000	1,390,394
¤	Nielsen Finance LLC / Nielsen Finance Co.
	4.50%, due 10/1/20	9,455,000	9,147,712
	5.00%, due 4/15/22 (a)	18,269,000	17,857,947
	Numericable Group S.A.
	4.875%, due 5/15/19 (a)	7,110,000	7,021,125
	6.00%, due 5/15/22 (a)	6,000,000	6,045,000
	6.25%, due 5/15/24 (a)	5,770,000	5,755,575
	Quebecor Media, Inc. 5.75%, due 1/15/23	13,020,000	12,922,350
	Time, Inc. 5.75%, due 4/15/22 (a)	6,235,000	5,970,012
	Videotron, Ltd.
	5.00%, due 7/15/22	4,865,000	4,816,350
	5.375%, due 6/15/24 (a)	8,505,000	8,419,950
	6.375%, due 12/15/15	2,425,000	2,428,031
	9.125%, due 4/15/18	1,325,000	1,369,388
			115,068,676
	Metal Fabricate & Hardware 1.1%
	A. M. Castle & Co. 12.75%, due 12/15/16	9,200,000	9,177,000
	Mueller Water Products, Inc.
	7.375%, due 6/1/17	5,466,000	5,554,823
	8.75%, due 9/1/20	4,160,000	4,472,000
	Shale-Inland Holdings LLC / Shale-Inland Finance Corp. 8.75%, due 11/15/19 (a)	5,570,000	5,764,950
	Wise Metals Group LLC / Wise Alloys Finance Corp. 8.75%, due 12/15/18 (a)	6,495,000	6,933,412
			31,902,185
	Mining 2.6%
	AuRico Gold, Inc. 7.75%, due 4/1/20 (a)	9,940,000	9,940,000
	Constellium NV 5.75%, due 5/15/24 (a)	8,465,000	8,465,000
	First Quantum Minerals, Ltd. 7.25%, due 5/15/22 (a)	5,145,000	5,260,763
	Hecla Mining Co. 6.875%, due 5/1/21	14,615,000	13,738,100
	Kaiser Aluminum Corp. 8.25%, due 6/1/20	6,495,000	7,160,737
	New Gold, Inc.
	6.25%, due 11/15/22 (a)	7,825,000	7,922,812
	7.00%, due 4/15/20 (a)	7,640,000	8,136,600
	Novelis, Inc.
	8.375%, due 12/15/17	4,205,000	4,373,200
	8.75%, due 12/15/20	2,810,000	3,003,188
	St. Barbara, Ltd. 8.875%, due 4/15/18 (a)	8,755,000	7,354,200
			75,354,600
	Miscellaneous - Manufacturing 1.3%
	Actuant Corp. 5.625%, due 6/15/22	3,941,000	4,098,640
	Amsted Industries, Inc. 5.00%, due 3/15/22 (a)	2,715,000	2,636,944
	CTP Transportation Products LLC / CTP Finance, Inc. 8.25%, due 12/15/19 (a)	6,585,000	7,029,487
	EnPro Industries, Inc. 5.875%, due 9/15/22 (a)	2,900,000	2,943,500
	FGI Operating Co. LLC / FGI Finance, Inc. 7.875%, due 5/1/20	6,915,000	6,742,125
	Koppers, Inc. 7.875%, due 12/1/19	5,005,000	5,198,944
	LSB Industries, Inc. 7.75%, due 8/1/19	3,295,000	3,492,700
	SPX Corp. 6.875%, due 9/1/17	4,285,000	4,670,650
			36,812,990
	Office Furnishings 0.2%
	Interface, Inc. 7.625%, due 12/1/18	6,627,000	6,892,080

	Oil & Gas 10.7%
	Antero Resources Corp. 5.125%, due 12/1/22 (a)	9,565,000	9,301,962
	Antero Resources Finance Corp. 5.375%, due 11/1/21	5,660,000	5,631,700
	Approach Resources, Inc. 7.00%, due 6/15/21	5,875,000	5,816,250
	Atlas Energy Holdings Operating Co. LLC / Atlas Resource Finance Corp.
	7.75%, due 1/15/21 (a)	3,165,000	3,117,525
	7.75%, due 1/15/21	1,360,000	1,339,600
	9.25%, due 8/15/21	1,090,000	1,111,800
	Calumet Specialty Products Partners, L.P. / Calumet Finance Corp.
	6.50%, due 4/15/21 (a)	13,885,000	13,190,750
	7.625%, due 1/15/22	5,003,000	5,078,045
	Chesapeake Energy Corp. 6.50%, due 8/15/17	9,615,000	10,432,275
	Comstock Resources, Inc.
	7.75%, due 4/1/19	6,925,000	7,132,750
	9.50%, due 6/15/20	3,750,000	4,106,250
	Concho Resources, Inc.
	5.50%, due 10/1/22	1,990,000	2,049,700
	6.50%, due 1/15/22	7,710,000	8,191,875
	7.00%, due 1/15/21	5,485,000	5,855,238
	Continental Resources, Inc. 5.00%, due 9/15/22	5,956,000	6,283,580
	EnQuest PLC 7.00%, due 4/15/22 (a)	10,901,000	10,281,006
	Jones Energy Holdings LLC / Jones Energy Finance Corp. 6.75%, due 4/1/22 (a)	12,125,000	12,125,000
	Linn Energy LLC / Linn Energy Finance Corp.
	6.25%, due 11/1/19	2,330,000	2,274,663
	6.50%, due 5/15/19	8,305,000	8,138,900
	Newfield Exploration Co.
	5.625%, due 7/1/24	5,265,000	5,633,550
	6.875%, due 2/1/20	1,630,000	1,699,275
	Oasis Petroleum, Inc.
	6.50%, due 11/1/21	455,000	474,338
	6.875%, due 3/15/22	4,280,000	4,515,400
	7.25%, due 2/1/19	9,740,000	10,166,125
	Paragon Offshore PLC
	6.75%, due 7/15/22 (a)	8,905,000	7,524,725
	7.25%, due 8/15/24 (a)	5,085,000	4,296,825
	PDC Energy, Inc. 7.75%, due 10/15/22	9,345,000	9,999,150
	PetroQuest Energy, Inc. 10.00%, due 9/1/17	18,870,000	19,695,562
	Range Resources Corp.
	5.00%, due 8/15/22	1,660,000	1,697,350
	5.00%, due 3/15/23	5,550,000	5,716,500
	Rex Energy Corp.
	6.25%, due 8/1/22 (a)	3,780,000	3,647,700
	8.875%, due 12/1/20	12,080,000	12,986,000
	Rosetta Resources, Inc. 5.875%, due 6/1/24	11,085,000	10,891,012
	RSP Permian, Inc. 6.625%, due 10/1/22 (a)	6,335,000	6,374,594
	Sanchez Energy Corp. 6.125%, due 1/15/23 (a)	5,680,000	5,624,904
	Seventy Seven Operating LLC 6.625%, due 11/15/19	9,345,000	9,601,987
	SM Energy Co.
	5.00%, due 1/15/24	7,095,000	6,775,725
	6.50%, due 11/15/21	2,895,000	3,061,463
	6.50%, due 1/1/23	2,710,000	2,818,400
	6.625%, due 2/15/19	3,795,000	3,937,313
	Stone Energy Corp. 7.50%, due 11/15/22	5,460,000	5,625,438
	Summit Midstream Holdings LLC / Summit Midstream Finance Corp. 7.50%, due 7/1/21	3,575,000	3,825,250
	Triangle USA Petroleum Corp. 6.75%, due 7/15/22 (a)	8,990,000	8,776,487
	Ultra Petroleum Corp. 6.125%, due 10/1/24 (a)	2,145,000	2,048,475
	W&T Offshore, Inc. 8.50%, due 6/15/19	7,775,000	8,047,125
	Whiting Petroleum Corp. 6.50%, due 10/1/18	7,315,000	7,561,881
	WPX Energy, Inc.
	5.25%, due 9/15/24	585,000	567,450
	6.00%, due 1/15/22	10,675,000	11,005,925
			306,054,798
	Oil & Gas Services 0.8%
	Compressco Partners, L.P. / Compressco Finance, Inc. 7.25%, due 8/15/22 (a)	7,285,000	7,303,212
	Forum Energy Technologies, Inc. 6.25%, due 10/1/21	6,385,000	6,560,588
	FTS International, Inc. 6.25%, due 5/1/22 (a)	4,250,000	4,175,625
	Hiland Partners, L.P. / Hiland Partners Finance Corp. 7.25%, due 10/1/20 (a)	3,265,000	3,460,900
			21,500,325
	Packaging & Containers 1.2%
	AEP Industries, Inc. 8.25%, due 4/15/19	8,490,000	8,787,150
	Ball Corp. 6.75%, due 9/15/20	835,000	874,663
	Greif, Inc. 6.75%, due 2/1/17	3,324,000	3,581,610
	Owens-Brockway Glass Container, Inc. 7.375%, due 5/15/16	1,750,000	1,872,500
	Plastipak Holdings, Inc. 6.50%, due 10/1/21 (a)	9,251,000	9,389,765
	Silgan Holdings, Inc. 5.00%, due 4/1/20	5,500,000	5,527,500
	Tekni-Plex, Inc. 9.75%, due 6/1/19 (a)	3,456,000	3,758,400
			33,791,588
	Pharmaceuticals 1.5%
	Grifols Worldwide Operations, Ltd. 5.25%, due 4/1/22 (a)	10,925,000	10,788,437
	JLL / Delta Dutch Newco B.V. 7.50%, due 2/1/22 (a)	8,290,000	8,371,864
	Lantheus Medical Imaging, Inc. 9.75%, due 5/15/17	3,965,000	3,935,263
	NBTY, Inc. 9.00%, due 10/1/18	6,150,000	6,396,000
	Salix Pharmaceuticals, Ltd. 6.00%, due 1/15/21 (a)	2,965,000	3,209,613
	Valeant Pharmaceuticals International, Inc.
	5.625%, due 12/1/21 (a)	865,000	861,756
	6.375%, due 10/15/20 (a)	7,005,000	7,197,637
	7.00%, due 10/1/20 (a)	835,000	872,575
	7.50%, due 7/15/21 (a)	2,380,000	2,546,600
			44,179,745
	Pipelines 1.7%
	Access Midstream Partners, L.P. / ACMP Finance Corp. 6.125%, due 7/15/22	2,320,000	2,470,800
	ANR Pipeline Co.
	7.375%, due 2/15/24	395,000	493,082
	9.625%, due 11/1/21	5,950,000	8,401,091
	Atlas Pipeline Partners, L.P. / Atlas Pipeline Finance Corp. 6.625%, due 10/1/20	7,335,000	7,500,037
	Crestwood Midstream Partners, L.P. / Crestwood Midstream Finance Corp. 6.00%, due 12/15/20	2,915,000	2,929,575
	MarkWest Energy Partners, L.P. / MarkWest Energy Finance Corp.
	4.50%, due 7/15/23	3,000,000	2,910,000
	6.25%, due 6/15/22	1,835,000	1,931,338
	6.75%, due 11/1/20	6,940,000	7,321,700
	Northwest Pipeline LLC 7.125%, due 12/1/25	2,195,000	2,729,410
	NuStar Logistics, L.P. 6.75%, due 2/1/21	4,035,000	4,388,062
	Penn Virginia Resource Partners, L.P. / Penn Virginia Resource Finance Corp. II
	6.50%, due 5/15/21	4,150,000	4,347,125
	8.375%, due 6/1/20	2,818,000	3,071,620
			48,493,840
	Real Estate 2.0%
	AAF Holdings LLC / AAF Finance Co. 12.00%, due 7/1/19 (a)(b)	8,275,000	8,275,000
	CBRE Services, Inc.
	5.00%, due 3/15/23	10,860,000	10,750,314
	5.25%, due 3/15/25	2,895,000	2,876,906
	Crescent Resources LLC / Crescent Ventures, Inc. 10.25%, due 8/15/17 (a)	3,290,000	3,569,650
	Forestar USA Real Estate Group, Inc. 8.50%, due 6/1/22 (a)	1,805,000	1,850,125
	Howard Hughes Corp. (The) 6.875%, due 10/1/21 (a)	9,725,000	10,041,063
	Mattamy Group Corp. 6.50%, due 11/15/20 (a)	10,465,000	10,438,837
	Rialto Holdings LLC / Rialto Corp. 7.00%, due 12/1/18 (a)	8,215,000	8,379,300
			56,181,195
	Real Estate Investment Trusts 1.4%
	Crown Castle International Corp. 5.25%, due 1/15/23	20,405,000	20,226,456
	Geo Group, Inc. (The) 6.625%, due 2/15/21	5,556,000	5,833,800
	Host Hotels & Resorts, L.P.
	5.25%, due 3/15/22	3,380,000	3,715,803
	5.875%, due 6/15/19	385,000	407,930
	MPT Operating Partnership, L.P. / MPT Finance Corp. 5.50%, due 5/1/24	3,660,000	3,742,350
	Sabra Health Care, L.P. / Sabra Capital Corp.
	5.375%, due 6/1/23	2,810,000	2,767,850
	5.50%, due 2/1/21	3,310,000	3,359,650
			40,053,839
	Retail 4.4%
	AmeriGas Finance LLC / AmeriGas Finance Corp. 6.75%, due 5/20/20	1,970,000	2,048,800
	AmeriGas Partners, L.P. / AmeriGas Finance Corp.
	6.25%, due 8/20/19	2,180,000	2,239,950
	6.50%, due 5/20/21	1,685,000	1,727,125
	Asbury Automotive Group, Inc. 8.375%, due 11/15/20	13,176,000	14,098,320
	AutoNation, Inc. 6.75%, due 4/15/18	5,495,000	6,270,454
	Building Materials Holding Corp. 9.00%, due 9/15/18 (a)	6,810,000	7,388,850
	Cash America International, Inc. 5.75%, due 5/15/18	4,795,000	4,974,813
	DineEquity, Inc. 9.50%, due 10/30/18	17,045,000	17,918,556
	DriveTime Automotive Group, Inc. / DT Acceptance Corp. 8.00%, due 6/1/21 (a)	4,275,000	4,071,938
	First Cash Financial Services, Inc. 6.75%, due 4/1/21	4,175,000	4,342,000
	GameStop Corp. 5.50%, due 10/1/19 (a)	5,795,000	5,722,562
	Group 1 Automotive, Inc. 5.00%, due 6/1/22 (a)	8,435,000	8,160,862
	L Brands, Inc.
	5.625%, due 10/15/23	3,785,000	3,945,863
	6.625%, due 4/1/21	3,610,000	3,971,000
	8.50%, due 6/15/19	1,555,000	1,834,900
	Men's Wearhouse, Inc. (The) 7.00%, due 7/1/22 (a)	16,740,000	16,907,400
	Penske Automotive Group, Inc. 5.75%, due 10/1/22	6,670,000	6,770,050
	Radio Systems Corp. 8.375%, due 11/1/19 (a)	4,100,000	4,387,000
	Sally Holdings LLC / Sally Capital, Inc.
	5.75%, due 6/1/22	2,275,000	2,320,500
	6.875%, due 11/15/19	3,860,000	4,091,600
	Sonic Automotive, Inc. 7.00%, due 7/15/22	3,300,000	3,514,500
			126,707,043
	Shipbuilding 0.2%
	Huntington Ingalls Industries, Inc.
	6.875%, due 3/15/18	2,245,000	2,346,025
	7.125%, due 3/15/21	1,825,000	1,966,438
			4,312,463
	Software 0.6%
	ACI Worldwide, Inc. 6.375%, due 8/15/20 (a)	11,335,000	11,760,062
	Activision Blizzard, Inc.
	5.625%, due 9/15/21 (a)	2,580,000	2,683,200
	6.125%, due 9/15/23 (a)	1,875,000	1,992,188
			16,435,450
	Storage & Warehousing 0.8%
	Algeco Scotsman Global Finance PLC
	8.50%, due 10/15/18 (a)	13,925,000	14,273,125
	10.75%, due 10/15/19 (a)	7,635,000	7,329,600
			21,602,725
	Telecommunications 7.8%
	CommScope, Inc.
	5.00%, due 6/15/21 (a)	1,535,000	1,504,300
	5.50%, due 6/15/24 (a)	2,335,000	2,294,138
	DigitalGlobe, Inc. 5.25%, due 2/1/21 (a)	5,410,000	5,193,600
	Frontier Communications Corp.
	6.25%, due 9/15/21	4,035,000	3,994,650
	6.875%, due 1/15/25	3,710,000	3,663,625
	GCI, Inc. 8.625%, due 11/15/19	3,025,000	3,115,750
	Hughes Satellite Systems Corp.
	6.50%, due 6/15/19	4,710,000	5,004,375
	7.625%, due 6/15/21	7,915,000	8,627,350
¤	Intelsat Jackson Holdings S.A.
	5.50%, due 8/1/23	2,600,000	2,483,000
	7.25%, due 4/1/19	5,295,000	5,559,750
	7.25%, due 10/15/20	9,940,000	10,511,550
	7.50%, due 4/1/21	3,665,000	3,912,388
	Sable International Finance, Ltd. 8.75%, due 2/1/20 (a)	3,600,000	3,924,000
	SBA Communications Corp. 4.875%, due 7/15/22 (a)	8,760,000	8,409,600
	SBA Telecommunications, Inc. 5.75%, due 7/15/20	4,170,000	4,242,975
	Sprint Capital Corp.
	6.875%, due 11/15/28	10,511,000	10,038,005
	6.90%, due 5/1/19	542,000	569,778
¤	Sprint Communications, Inc.
	7.00%, due 3/1/20 (a)	8,335,000	9,116,406
	7.00%, due 8/15/20	10,695,000	11,149,537
	9.00%, due 11/15/18 (a)	10,860,000	12,543,300
	Sprint Corp.
	7.125%, due 6/15/24 (a)	1,430,000	1,440,725
	7.25%, due 9/15/21 (a)	2,765,000	2,879,056
	7.875%, due 9/15/23 (a)	3,425,000	3,630,500
¤	T-Mobile USA, Inc.
	6.00%, due 3/1/23	5,030,000	5,023,713
	6.125%, due 1/15/22	8,464,000	8,506,320
	6.25%, due 4/1/21	7,960,000	8,039,600
	6.375%, due 3/1/25	14,770,000	14,733,075
	6.464%, due 4/28/19	4,595,000	4,773,056
	6.50%, due 1/15/24	9,155,000	9,269,437
	6.625%, due 4/1/23	10,715,000	10,956,087
	6.731%, due 4/28/22	10,735,000	10,976,537
	tw telecom holdings, Inc. 5.375%, due 10/1/22	9,065,000	9,744,875
	Virgin Media Finance PLC 6.00%, due 10/15/24 (a)	1,350,000	1,351,688
	Virgin Media Secured Finance PLC 5.25%, due 1/15/21	15,528,000	15,605,640
			222,788,386
	Transportation 0.8%
¤	Florida East Coast Holdings Corp.
	6.75%, due 5/1/19 (a)	15,310,000	15,616,200
	9.75%, due 5/1/20 (a)	7,520,000	7,632,800
			23,249,000
	Trucking & Leasing 0.4%
	Flexi-Van Leasing, Inc. 7.875%, due 8/15/18 (a)	4,865,000	5,071,763
	TRAC Intermodal LLC / TRAC Intermodal Corp. 11.00%, due 8/15/19	6,305,000	6,967,025
			12,038,788
	Vitamins & Nutrition Products 0.5%
	Alphabet Holding Co., Inc. 7.75%, due 11/1/17 (b)	14,335,000	14,048,300
	Total Corporate Bonds (Cost $2,618,277,328)		2,626,952,737

	Loan Assignments 3.1% (g)
	Auto Manufacturers 0.2%
	Chrysler Group LLC New Term Loan B 3.50%, due 5/24/17	4,386,650	4,349,640

	Auto Parts & Equipment 0.9%
¤	Exide Technologies, Inc. DIP Second-Out Term Loan 9.00%, due 10/14/14 (b)	26,073,622	25,943,254

	Chemicals 0.1%
	Phibro Animal Health Corp. Term Loan B 4.00%, due 4/16/21	4,224,413	4,171,607

	Distribution & Wholesale 0.4%
	American Tire Distributors Holdings, Inc. Term Loan B 5.75%, due 6/1/18	10,753,041	10,779,924

	Finance - Consumer Loans 0.2%
	Ocwen Financial Corp. Term Loan 5.00%, due 2/15/18	5,161,400	5,068,495

	Food 0.2%
	Stater Bros. Markets Term Loan B 4.75%, due 5/12/21	6,134,625	6,107,786

	Leisure Time 0.2%
	Bauer Performance Sports, Ltd. Term Loan B 4.00%, due 4/15/21	5,140,450	5,061,199

	Lodging 0.5%
	Cannery Casino Resorts LLC
	New Term Loan B 6.00%, due 10/2/18	2,346,924	2,321,500
	New 2nd Lien Term Loan 10.00%, due 10/2/19	5,875,000	5,786,875
	Four Seasons Holdings, Inc.
	New 1st Lien Term Loan 3.50%, due 6/27/20	2,321,550	2,278,021
	2nd Lien Term Loan 6.25%, due 12/28/20	2,950,000	2,935,250
			13,321,646
	Media 0.1%
	ProQuest LLC Term Loan B 6.00%, due 4/13/18	3,237,000	3,234,304

	Miscellaneous - Manufacturing 0.3%
	FGI Operating Co. LLC Term Loan 5.50%, due 4/19/19	9,994,884	9,957,404

	Total Loan Assignments (Cost $88,151,274)		87,995,259

	Yankee Bonds 0.8% (h)
	Forest Products & Paper 0.6%
	Smurfit Kappa Treasury Funding, Ltd. 7.50%, due 11/20/25	13,838,000	15,775,320

	Insurance 0.2%
	Fairfax Financial Holdings, Ltd. 8.30%, due 4/15/26	4,645,000	5,750,301
	Total Yankee Bonds (Cost $17,859,116)		21,525,621
	Total Long-Term Bonds (Cost $2,725,654,392)		2,737,840,290

		Shares
	Common Stocks 0.2%
	Electric 0.0%‡
	Upstate New York Power Producers, Inc. (c)(d)(e)(i)	19,474	876,330

	Entertainment 0.0%‡
	Affinity Gaming LLC (c)(e)(i)	75,000	562,500

	Media 0.0%‡
	ION Media Networks, Inc. (c)(d)(e)(i)	725	274,253

	Metal Fabricate & Hardware 0.1%
	Neenah Enterprises, Inc. (c)(d)(e)(i)	230,859	2,957,304

	Mining 0.1%
	Goldcorp, Inc.	65,200	1,501,556
	New Gold, Inc. (i)	182,423	921,236
			2,422,792
	Total Common Stocks (Cost $6,209,349)		7,093,179

	Preferred Stock 0.1%
	Savings & Loans 0.1%
	GMAC Capital Trust I 8.125%	124,200	3,304,962
	Total Preferred Stock (Cost $3,028,994)		3,304,962

		Number of Warrants
	Warrants 0.0%‡
	Food 0.0%‡
	ASG Corp. Expires 5/15/18 (c)(d)(e)(i)	3,370	26,960
	Total Warrants (Cost $0)		26,960

		Principal Amount
	Short-Term Investment 2.9%
	Repurchase Agreement 2.9%
	State Street Bank and Trust Co. 0.00%, dated 9/30/14 due 10/1/14 Proceeds at Maturity $82,627,027 (Collateralized by Federal Home Loan Mortgage Corp. securities with rates between 1.96% and 2.00% and maturity dates between 11/2/22 and 11/7/22, with a Principal Amount of $90,010,000 and a Market Value of $84,281,562)	$82,627,027	82,627,027
	Total Short-Term Investment (Cost $82,627,027)		82,627,027
	Total Investments (Cost $2,817,519,762) (j)	98.9%	2,830,892,418
	Other Assets, Less Liabilities	1.1	31,466,343
	Net Assets	100.0%	$2,862,358,761

¤	Among the Portfolio's 10 largest holdings or issuers held, as of September 30, 2014, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.
(c)	Illiquid security - As of September 30, 2014, the total market value of these securities was $18,857,229, which represented 0.7% of the Portfolio's net assets.
(d)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of September 30, 2014, the total market value of these securities was $15,969,729, which represented 0.6% of the Portfolio's net assets.
(e)	Restricted security.
(f)	Issue in default.
(g)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown is the weighted average interest rate of all contracts within the floating rate loan facility as of September 30, 2014.
(h)	Yankee Bond - Dollar-denominated bond issued in the United States by a foreign bank or corporation.
(i)	Non-income producing security.
(j)	As of September 30, 2014, cost was $2,817,562,927 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$66,028,516
Gross unrealized depreciation	(52,699,025)
Net unrealized appreciation	$13,329,491

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Convertible Bond (b)	$—	$—	$1,366,673	$1,366,673
Corporate Bonds (c)	—	2,616,484,528	10,468,209	2,626,952,737
Loan Assignments (d)	—	51,272,081	36,723,178	87,995,259
Yankee Bonds	—	21,525,621	—	21,525,621
Total Long-Term Bonds	—	2,689,282,230	48,558,060	2,737,840,290
Common Stocks (e)	2,985,292	—	4,107,887	7,093,179
Preferred Stock	3,304,962	—	—	3,304,962
Warrants (f)	—	—	26,960	26,960
Short-Term Investment
Repurchase Agreement	—	82,627,027	—	82,627,027
Total Investments in Securities	$6,290,254	$2,771,909,257	$52,692,907	$2,830,892,418

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $1,366,673 is held in Electric within the Convertible Bonds section of the Portfolio of Investments.

(c)	The Level 3 securities valued at $10,468,209 are held in Entertainment within the Corporate Bonds section of the Portfolio of Investments.

(d)	The Level 3 securities valued at $25,943,254 and $10,779,924 are held in Auto Parts & Equipment and Distribution & Wholesale, respectively, within Loan Assignments whose values were obtained from an independent pricing service which used a single broker quote to measure such value as referenced in the Portfolio of Investments.

(e)	The Level 3 securities valued at $876,330, $274,253 and $2,957,304 are held in Electric, Media and Metal Fabricate & Hardware, respectively, within the Common Stocks section of the Portfolio of Investments.

(f)	The Level 3 security valued at $26,960 is held in Food within the Warrants section of the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2014, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of September 30, 2014, a security with a market value of $421,250 was transferred from Level 1 to Level 3 as this security was fair valued when compared to a prior year price which was based on a quoted price. The December 31, 2013 price was adjusted by applying factors provided by a third party vendor in accordance with the Portfolio’s policies and procedures.

As of September 30, 2014, a security with a market value of $22,248,896 transferred from Level 2 to Level 3. The transfer occurred as a result of the value for certain Loan Assignments obtained from an independent pricing service utilizing a single broker quote with significant unobservable inputs. The fair value obtained for this security from an independent pricing service as of December 31, 2013, utilized the average of multiple bid quotations.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2013	Accrued Discounts (Premiums)	Realized Gain (Loss)		Change in Unrealized Appreciation (Depreciation)		Purchases		Sales		Transfers in to Level 3	Transfers out of Level 3	Balance as of September 30, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2014
Long-Term Bonds
Convertible Bonds
Electric	$2,529,441	$-	$595,703		$(798,606)		$1,538,745	(a)	$(2,498,610)		$-	$-	$1,366,673	$(0	)(b)
Internet	1,090	-	(58,488	)(c)	57,398		-		-		-	-	-	-
Corporate Bonds
Commercial Services	127,596	-	-		(127,596	)(d)	-		-		-	-	-	-
Entertainment	10,553,318	5,647	6,979		23,850		-		(121,585)		-	-	10,468,209	(5,646)
Loan Assignments
Auto Parts & Equipment	-	183,433	-		(600,920)		4,111,845	(e)	-		22,248,896	-	25,943,254	(600,920)
Distribution & Wholesale	-	1,805	119		41,096		10,788,863		(51,959	)(f)	-	-	10,779,924	41,096
Finance - Other Services	5,112,750	4,672	252,049		(269,471)		-		(5,100,000	)(f)	-	-	-	-
Common Stocks
Electric	370,006	-	-		506,324		-		-		-	-	876,330	506,324
Media	-	-	-		273,154		1,099		-		-	-	274,253	273,154
Metal Fabricate & Hardware	2,957,304	-	-		-		-		-		-	-	2,957,304	-
Warrants
Food	-	-	-		(394,290)		-		-		421,250	-	26,960	(394,290)
Media	7	-	-		1,092		-		(1,099)		-	-	-	-
Total	$21,651,512	$195,557	$796,362		$(1,287,969)		$16,440,552		$(7,773,253)		$22,670,146	$-	$52,692,907	$(180,282)

(a) Purchases include securities received from a restructure.

(b) Less than one dollar.

(c) At Home Corp. was written off on March 3, 2014.

(d) Quebecor World, Inc. (Litigation Recovery Trust-Escrow Shares) were written off on September 25, 2014.

(e) Purchases include PIK Securities.

(f) Sales include principal reductions.

As of September 30, 2014, the Portfolio held the following restricted securities:

Security	Date(s) of Acquisition	Principal Amount/Number of Warrants/Shares	Cost	9/30/14 Value	Percent of Net Assets
Affinity Gaming LLC
Common Stock	10/24/12	75,000	$843,750	$562,500	0.0	%‡
ASG Corp.
Warrants Expire 5/15/18	4/30/10	3,370	-	26,960	0.0	‡
ION Media Networks, Inc.
Common Stock	12/20/2010 - 3/12/10	725	1,099	274,253	0.0	‡
Neenah Enterprises, Inc.
Common Stock	7/29/10	230,859	1,955,376	2,957,304	0.1
Sterling Entertainment Enterprise LLC
Corporate Bond 9.75%, due 12/31/19	12/21/12	$10,000,000	10,000,000	10,375,000	0.4
Upstate New York Power Producers, Inc.
Common Stock	6/29/12	19,474	331,050	876,330	0.0	‡
Upstate New York Power Producers, Inc. (PIK)
Convertible Bond 20.00%, due 6/15/17	6/29/2012 -7/15/14	$1,253,829	1,366,674	1,366,673	0.0	‡
Total			$14,497,949	$16,439,020	0.5%

‡ Less than one-tenth of a percent.

MainStay VP ICAP Select Equity Portfolio

Portfolio of Investments September 30, 2014 (Unaudited)

		Shares	Value
	Common Stocks 97.3% †
	Aerospace & Defense 4.8%
¤	Boeing Co. (The)	495,500	$63,116,790

	Auto Components 3.4%
	Johnson Controls, Inc.	1,034,800	45,531,200

	Automobiles 2.3%
	Ford Motor Co.	2,050,000	30,319,500

	Banks 12.7%
¤	Bank of America Corp.	3,372,200	57,496,010
¤	Citigroup, Inc.	1,114,950	57,776,709
¤	PNC Financial Services Group, Inc.	622,700	53,290,666
			168,563,385
	Capital Markets 9.3%
	Ameriprise Financial, Inc.	327,800	40,443,964
	Goldman Sachs Group, Inc. (The)	254,150	46,654,315
	Northern Trust Corp.	528,050	35,923,242
			123,021,521
	Chemicals 5.3%
¤	Monsanto Co.	444,750	50,038,822
	Mosaic Co. (The)	454,850	20,199,889
			70,238,711
	Electric Utilities 3.0%
	Exelon Corp.	1,175,350	40,067,682

	Energy Equipment & Services 4.2%
	Cameron International Corp. (a)	350,450	23,262,871
	Halliburton Co.	502,950	32,445,304
			55,708,175
	Food & Staples Retailing 2.5%
	CVS Health Corp.	422,800	33,650,652

	Health Care Equipment & Supplies 3.9%
¤	Medtronic, Inc.	846,186	52,421,223

	Health Care Providers & Services 2.9%
	UnitedHealth Group, Inc.	441,850	38,109,563

	Industrial Conglomerates 6.5%
¤	General Electric Co.	3,383,000	86,672,460

	Media 13.4%
¤	Comcast Corp. Class A	1,188,450	63,914,841
	Liberty Media Corp. Class C (a)	619,050	29,089,159
	Time Warner, Inc.	448,728	33,748,833
¤	Viacom, Inc. Class B	667,750	51,376,685
			178,129,518
	Oil, Gas & Consumable Fuels 1.5%
	Encana Corp.	940,600	19,950,126

	Pharmaceuticals 12.0%
	Bristol-Myers Squibb Co.	803,200	41,107,776
¤	Pfizer, Inc.	2,622,000	77,532,540
	Valeant Pharmaceuticals International, Inc. (a)	307,650	40,363,680
			159,003,996
	Semiconductors & Semiconductor Equipment 4.4%
	ASML Holding N.V.	200,750	19,838,115
	Texas Instruments, Inc.	802,183	38,256,107
			58,094,222
	Software 2.9%
	Oracle Corp.	1,017,450	38,947,986

	Technology Hardware, Storage & Peripherals 2.3%
	NetApp, Inc.	709,050	30,460,788

	Total Common Stocks (Cost $1,106,647,796)		1,292,007,498

	Principal Amount
Short-Term Investment 2.5%
Repurchase Agreement 2.5%
State Street Bank and Trust Co. 0.00%, dated 9/30/14 due 10/1/14 Proceeds at Maturity $33,864,515 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 1.96% and a maturity date of 11/7/22, with a Principal Amount of $37,015,000 and a Market Value of $34,544,471)	$33,864,515	33,864,515
Total Short-Term Investment (Cost $33,864,515)		33,864,515
Total Investments (Cost $1,140,512,311) (b)	99.8%	1,325,872,013
Other Assets, Less Liabilities	0.2	2,279,569
Net Assets	100.0%	$1,328,151,582

¤	Among the Portfolio's 10 largest holdings, as of September 30, 2014, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets .
(a)	Non-income producing security.
(b)	As of September 30, 2014, cost was $1,141,581,497 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$194,934,900
Gross unrealized depreciation	(10,644,384)
Net unrealized appreciation	$184,290,516

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$1,292,007,498	$—	$—	$1,292,007,498
Short-Term Investment
Repurchase Agreement	—	33,864,515	—	33,864,515
Total Investments in Securities	$1,292,007,498	$33,864,515	$—	$1,325,872,013

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2014, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of September 30, 2014, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Income Builder Portfolio

Portfolio of Investments September 30, 2014 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 45.8%†
	Asset-Backed Securities 1.0%
	Airlines 0.3%
	Northwest Airlines, Inc. Series 2007-1, Class A 7.027%, due 5/1/21	$1,267,637	$1,452,966
	Home Equity 0.6%
	Carrington Mortgage Loan Trust Series 2006-NC4, Class A5 0.215%, due 10/25/36 (a)(b)	317,586	281,638
	Citigroup Mortgage Loan Trust Series 2007-AHL2, Class A3A 0.225%, due 5/25/37 (a)(b)	316,016	268,675
	GSAA Home Equity Trust Series 2006-14, Class A1 0.205%, due 9/25/36 (a)(b)	2,525,099	1,380,060
	HSI Asset Securitization Corp. Trust Series 2007-NC1, Class A1 0.255%, due 4/25/37 (a)(b)	148,700	141,323
	JP Morgan Mortgage Acquisition Corp. Series 2007-HE1, Class AF1 0.255%, due 3/25/47 (a)(b)	311,133	211,678
	Master Asset Backed Securities Trust Series 2006-HE4, Class A1 0.205%, due 11/25/36 (a)(b)	313,990	143,348
	Merrill Lynch Mortgage Investors Trust Series 2007-MLN1, Class A2A 0.265%, due 3/25/37 (a)(b)	561,871	490,470
	Soundview Home Equity Loan Trust Series 2006-EQ2, Class A2 0.265%, due 1/25/37 (a)(b)	513,133	349,061
	Specialty Underwriting & Residential Finance Trust Series 2006-BC4, Class A2B 0.265%, due 9/25/37 (a)(b)	377,140	176,992
			3,443,245
	Student Loans 0.1%
	Keycorp Student Loan Trust Series 2000-A, Class A2 0.555%, due 5/25/29 (a)	377,922	366,859

	Total Asset-Backed Securities (Cost $5,232,343)		5,263,070

	Convertible Bonds 0.3%
	Household Products & Wares 0.2%
	Jarden Corp. 1.125%, due 3/15/34 (c)	1,200,000	1,202,250

	Oil & Gas Services 0.1%
	Hornbeck Offshore Services, Inc. 1.50%, due 9/1/19	340,000	333,625

	Total Convertible Bonds (Cost $1,572,181)		1,535,875

	Corporate Bonds 40.2%
	Aerospace & Defense 0.7%
	B/E Aerospace, Inc. 5.25%, due 4/1/22	1,125,000	1,212,187
	BAE Systems Holdings, Inc. 5.20%, due 8/15/15 (c)	1,325,000	1,377,218
	TransDigm, Inc. 7.50%, due 7/15/21	725,000	773,938
			3,363,343
	Agriculture 0.0%‡
	Lorillard Tobacco Co. 8.125%, due 6/23/19	165,000	201,846

	Airlines 0.6%
	Continental Airlines, Inc.
	Series A 7.25%, due 5/10/21	360,310	422,463
	7.875%, due 1/2/20	660,397	700,846
	U.S. Airways Group, Inc. Class A Series 2010-1 Pass Through Trust 6.25%, due 10/22/24	604,743	681,848
	U.S. Airways, Inc. Class A Series 2012-1 Pass Through Trust 5.90%, due 4/1/26	1,001,267	1,121,419
			2,926,576
	Auto Manufacturers 0.6%
	Chrysler Group LLC / CG Co-Issuer, Inc. 8.25%, due 6/15/21	900,000	981,000
	Ford Motor Co.
	6.625%, due 10/1/28	500,000	614,871
	7.45%, due 7/16/31	455,000	600,748
	Navistar International Corp. 8.25%, due 11/1/21	675,000	691,875
			2,888,494
	Auto Parts & Equipment 0.6%
	Continental Rubber of America Corp. 4.50%, due 9/15/19 (c)	950,000	996,713
	Dana Holding Corp. 5.375%, due 9/15/21	1,035,000	1,053,113
	Goodyear Tire & Rubber Co. (The)
	6.50%, due 3/1/21	300,000	312,000
	8.25%, due 8/15/20	525,000	561,750
			2,923,576
	Banks 4.4%
	AgriBank FCB 9.125%, due 7/15/19	200,000	254,408
	Banco Santander Mexico S.A. 4.125%, due 11/9/22 (c)	1,000,000	1,005,000
	Bank of America Corp.
	5.42%, due 3/15/17	100,000	108,302
	6.11%, due 1/29/37	980,000	1,121,751
	7.625%, due 6/1/19	680,000	821,479
	8.00%, due 7/29/49 (a)	1,000,000	1,078,130
	BBVA Bancomer S.A. 6.75%, due 9/30/22 (c)	875,000	980,000
	CIT Group, Inc.
	3.875%, due 2/19/19	890,000	874,425
	4.25%, due 8/15/17	200,000	202,000
	Citigroup, Inc.
	3.375%, due 3/1/23	795,000	782,794
	4.05%, due 7/30/22	105,000	106,347
	6.30%, due 12/29/49 (a)	1,255,000	1,239,438
	Discover Bank 8.70%, due 11/18/19	795,000	992,533
	Goldman Sachs Group, Inc. (The) 3.625%, due 1/22/23	1,330,000	1,320,262
	HSBC Holdings PLC
	5.10%, due 4/5/21	40,000	45,012
	6.375%, due 12/29/49 (a)	1,275,000	1,273,406
	JPMorgan Chase & Co.
	6.125%, due 12/29/49 (a)	1,345,000	1,330,877
	7.90%, due 4/29/49 (a)	1,450,000	1,569,625
	Mellon Capital III 6.369%, due 9/5/66 (a)	£900,000	1,523,233
	Mizuho Financial Group Cayman 3, Ltd. 4.60%, due 3/27/24 (c)	$1,000,000	1,039,927
	Morgan Stanley
	4.875%, due 11/1/22	495,000	522,959
	5.00%, due 11/24/25	1,150,000	1,202,681
	5.45%, due 7/29/49 (a)	1,275,000	1,265,437
	UBS A.G. 3.875%, due 1/15/15	150,000	151,565
	Wells Fargo & Co. 5.90%, due 12/29/49 (a)	1,005,000	1,023,844
			21,835,435
	Beverages 0.1%
	Embotelladora Andina S.A. 5.00%, due 10/1/23 (c)	610,000	640,282

	Biotechnology 0.3%
	Amgen, Inc. 5.85%, due 6/1/17	1,250,000	1,392,384

	Building Materials 0.8%
	Cemex S.A.B. de C.V. 7.25%, due 1/15/21 (c)	1,150,000	1,216,125
	USG Corp.
	6.30%, due 11/15/16	2,265,000	2,386,744
	9.75%, due 1/15/18	545,000	632,200
			4,235,069
	Chemicals 0.9%
	Dow Chemical Co. (The)
	4.125%, due 11/15/21	710,000	746,052
	8.55%, due 5/15/19	140,000	175,957
	Hexion U.S. Finance Corp. 6.625%, due 4/15/20	780,000	783,900
	Huntsman International LLC 8.625%, due 3/15/21	1,250,000	1,350,000
	Rockwood Specialties Group, Inc. 4.625%, due 10/15/20	675,000	696,938
	WR Grace & Co. 5.125%, due 10/1/21 (c)	665,000	675,806
			4,428,653
	Coal 0.1%
	Alpha Natural Resources, Inc.
	6.00%, due 6/1/19	525,000	317,625
	6.25%, due 6/1/21	50,000	29,063
			346,688
	Commercial Services 0.7%
	Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.50%, due 4/1/23	905,000	898,212
	Hertz Corp. (The)
	5.875%, due 10/15/20	277,000	281,155
	7.375%, due 1/15/21	1,200,000	1,266,000
	United Rentals North America, Inc.
	6.125%, due 6/15/23	330,000	339,075
	8.375%, due 9/15/20	565,000	607,375
			3,391,817
	Computers 0.4%
	NCR Corp. 5.00%, due 7/15/22	1,205,000	1,177,887
	SunGard Data Systems, Inc.
	6.625%, due 11/1/19	600,000	600,000
	7.375%, due 11/15/18	172,000	177,160
			1,955,047
	Cosmetics & Personal Care 0.2%
	Albea Beauty Holdings S.A. 8.375%, due 11/1/19 (c)	800,000	853,000

	Diversified Financial Services 0.4%
	Alterra Finance LLC 6.25%, due 9/30/20	75,000	86,540
	GE Capital Trust II Series Reg S 5.50%, due 9/15/67 (a)	€810,000	1,108,786
	General Electric Capital Corp. Series Reg S 6.50%, due 9/15/67 (a)	£490,000	869,186
			2,064,512
	Electric 1.1%
	Abu Dhabi National Energy Co. 3.625%, due 1/12/23 (c)	$980,000	964,075
	Calpine Corp. 5.75%, due 1/15/25	1,185,000	1,150,931
	FirstEnergy Transmission LLC 5.45%, due 7/15/44 (c)	1,490,000	1,508,597
	Great Plains Energy, Inc. 5.292%, due 6/15/22 (d)	500,000	568,749
	Puget Energy, Inc. 5.625%, due 7/15/22	350,000	401,612
	Wisconsin Energy Corp. 6.25%, due 5/15/67 (a)	681,520	705,373
			5,299,337
	Engineering & Construction 0.3%
	MasTec, Inc. 4.875%, due 3/15/23	785,000	733,975
	Odebrecht Finance, Ltd. 4.375%, due 4/25/25 (c)	925,000	869,500
			1,603,475
	Entertainment 0.2%
	Mohegan Tribal Gaming Authority 9.75%, due 9/1/21	880,000	889,900

	Finance - Auto Loans 0.4%
	Ally Financial, Inc.
	3.50%, due 1/27/19	1,500,000	1,458,750
	8.00%, due 11/1/31	95,000	118,512
	Ford Motor Credit Co. LLC 5.875%, due 8/2/21	150,000	172,474
	General Motors Financial Co., Inc. 3.25%, due 5/15/18	145,000	145,725
			1,895,461
	Finance - Consumer Loans 0.6%
	HSBC Finance Capital Trust IX 5.911%, due 11/30/35 (a)	1,100,000	1,131,625
	Navient LLC 8.00%, due 3/25/20	750,000	840,937
	Springleaf Finance Corp.
	6.00%, due 6/1/20	345,000	350,175
	7.75%, due 10/1/21	800,000	896,000
			3,218,737
	Finance - Credit Card 0.1%
	American Express Co. 6.80%, due 9/1/66 (a)	700,000	747,250

	Finance - Investment Banker/Broker 0.2%
	Jefferies Group LLC
	5.125%, due 1/20/23	320,000	340,127
	6.45%, due 6/8/27	435,000	487,382
			827,509
	Finance - Mortgage Loan/Banker 0.1%
	Countrywide Financial Corp. 6.25%, due 5/15/16	520,000	560,492

	Finance - Other Services 0.2%
	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp.
	5.875%, due 2/1/22	145,000	145,000
	6.00%, due 8/1/20	945,000	970,988
			1,115,988
	Food 2.0%
	Aramark Services, Inc. 5.75%, due 3/15/20	1,250,000	1,281,250
	Cosan Luxembourg S.A. 5.00%, due 3/14/23 (c)	1,050,000	1,008,000
	Grupo Bimbo S.A.B. de C.V. 4.50%, due 1/25/22 (c)	750,000	783,750
	JBS USA LLC / JBS USA Finance, Inc.
	5.875%, due 7/15/24 (c)	800,000	768,000
	8.25%, due 2/1/20 (c)	435,000	463,275
	Kerry Group Financial Services 3.20%, due 4/9/23 (c)	1,290,000	1,242,529
	Minerva Luxembourg S.A. 7.75%, due 1/31/23 (c)	1,100,000	1,119,800
	Smithfield Foods, Inc.
	6.625%, due 8/15/22	190,000	200,450
	7.75%, due 7/1/17	310,000	343,325
	Tyson Foods, Inc. 3.95%, due 8/15/24	1,810,000	1,813,168
	Virgolino de Oliveira Finance S.A.
	10.875%, due 1/13/20 (c)	660,000	565,950
	11.75%, due 2/9/22 (c)	750,000	456,000
			10,045,497
	Forest Products & Paper 0.2%
	Fibria Overseas Finance, Ltd. 5.25%, due 5/12/24	850,000	838,313

	Health Care - Products 0.2%
	Alere, Inc. 7.25%, due 7/1/18	825,000	864,188

	Health Care - Services 1.0%
	CIGNA Corp. 4.375%, due 12/15/20	135,000	146,051
	Fresenius Medical Care U.S. Finance II, Inc. 5.875%, due 1/31/22 (c)	880,000	932,800
	HCA, Inc. 5.00%, due 3/15/24	1,675,000	1,647,781
	MPH Acquisition Holdings LLC 6.625%, due 4/1/22 (c)	1,040,000	1,050,400
	Tenet Healthcare Corp. 6.00%, due 10/1/20	1,250,000	1,321,875
			5,098,907
	Home Builders 1.7%
	Beazer Homes USA, Inc.
	5.75%, due 6/15/19	475,000	450,063
	7.25%, due 2/1/23	730,000	726,350
	K Hovnanian Enterprises, Inc. 7.25%, due 10/15/20 (c)	2,225,000	2,330,687
	Lennar Corp. 4.50%, due 6/15/19	1,100,000	1,090,375
	MDC Holdings, Inc. 5.625%, due 2/1/20	1,100,000	1,146,750
	Shea Homes, L.P. / Shea Homes Funding Corp. 8.625%, due 5/15/19	250,000	263,750
	Standard Pacific Corp. 8.375%, due 5/15/18	800,000	908,000
	Toll Brothers Finance Corp. 5.875%, due 2/15/22	670,000	711,875
	Weyerhaeuser Real Estate Co. 5.875%, due 6/15/24 (c)	905,000	900,475
			8,528,325
	Household Products & Wares 0.4%
	Controladora Mabe S.A. de C.V. 7.875%, due 10/28/19 (c)	775,000	877,688
	Reynolds Group Issuer, Inc.
	5.75%, due 10/15/20	850,000	864,875
	9.875%, due 8/15/19	205,000	220,631
			1,963,194
	Insurance 3.8%
	Allstate Corp. (The) 6.50%, due 5/15/67 (a)	1,725,000	1,893,187
	American International Group, Inc.
	Series A3 4.875%, due 3/15/67 (a)	€500,000	663,102
	Series A2 5.75%, due 3/15/67 (a)	£500,000	841,783
	Chubb Corp. (The) 6.375%, due 3/29/67 (a)	$730,000	800,262
	Genworth Holdings, Inc.
	6.15%, due 11/15/66 (a)	565,000	497,200
	7.625%, due 9/24/21	865,000	1,049,443
	Hartford Financial Services Group, Inc. 6.10%, due 10/1/41	1,725,000	2,152,524
	Liberty Mutual Group, Inc.
	4.25%, due 6/15/23 (c)	145,000	148,193
	6.50%, due 3/15/35 (c)	130,000	159,471
	7.80%, due 3/7/87 (c)	1,195,000	1,405,619
	Oil Insurance, Ltd. 3.215%, due 12/29/49 (a)(c)	580,000	533,600
	Pacific Life Insurance Co. 7.90%, due 12/30/23 (c)	1,000,000	1,293,556
	Progressive Corp. (The) 6.70%, due 6/15/67 (a)	1,450,000	1,588,656
	Protective Life Corp. 8.45%, due 10/15/39	725,000	1,086,294
	Provident Cos., Inc. 7.25%, due 3/15/28	925,000	1,149,966
	Prudential Financial, Inc. 5.625%, due 6/15/43 (a)	795,000	828,549
	Swiss Re Capital I, L.P. 6.854%, due 5/29/49 (a)(c)	600,000	630,000
	Voya Financial, Inc. 5.50%, due 7/15/22	1,265,000	1,426,102
	XL Group PLC 6.50%, due 10/29/49 (a)	945,000	914,287
			19,061,794
	Investment Company 0.2%
	CDP Financial, Inc. 4.40%, due 11/25/19 (c)	900,000	988,985

	Iron & Steel 0.6%
	AK Steel Corp. 8.75%, due 12/1/18	800,000	868,000
	Cliffs Natural Resources, Inc.
	3.95%, due 1/15/18	325,000	279,500
	5.90%, due 3/15/20	465,000	385,950
	United States Steel Corp. 7.375%, due 4/1/20	650,000	721,500
	Vale S.A. 5.625%, due 9/11/42	685,000	670,217
			2,925,167
	Lodging 1.3%
	Caesars Entertainment Operating Co., Inc. 9.00%, due 2/15/20	1,025,000	784,125
	MGM Resorts International 6.75%, due 10/1/20	3,468,000	3,693,420
	Starwood Hotels & Resorts Worldwide, Inc.
	6.75%, due 5/15/18	865,000	1,002,757
	7.15%, due 12/1/19	125,000	148,647
	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 7.75%, due 8/15/20	675,000	716,344
			6,345,293
	Machinery - Construction & Mining 0.2%
	Terex Corp. 6.50%, due 4/1/20	1,050,000	1,099,875

	Machinery - Diversified 0.1%
	Zebra Technologies Corp. 7.25%, due 10/15/22	630,000	630,908

	Media 0.8%
	CCO Holdings LLC / CCO Holdings Capital Corp. 5.75%, due 1/15/24	690,000	686,550
	Comcast Corp. 5.70%, due 7/1/19	800,000	924,289
	DISH DBS Corp. 7.125%, due 2/1/16	600,000	636,000
	iHeartCommunications, Inc. 9.00%, due 3/1/21	1,080,000	1,074,600
	NBC Universal Media LLC 5.15%, due 4/30/20	55,000	62,446
	Time Warner Entertainment Co., L.P. 8.375%, due 3/15/23	355,000	472,415
	Time Warner, Inc. 7.70%, due 5/1/32	115,000	158,263
			4,014,563
	Mining 0.8%
	Aleris International, Inc. 7.875%, due 11/1/20	850,000	845,750
	FMG Resources (August 2006) Pty, Ltd. 8.25%, due 11/1/19 (c)	900,000	930,375
	Rio Tinto Finance USA, Ltd. 9.00%, due 5/1/19	650,000	832,378
	Vedanta Resources PLC
	7.125%, due 5/31/23 (c)	700,000	718,375
	8.25%, due 6/7/21 (c)	820,000	904,050
			4,230,928
	Miscellaneous - Manufacturing 0.8%
	Amsted Industries, Inc. 5.00%, due 3/15/22 (c)	1,190,000	1,155,787
	Bombardier, Inc. 7.75%, due 3/15/20 (c)	1,400,000	1,526,280
	Gates Global LLC / Gates Global Co. 6.00%, due 7/15/22 (c)	1,205,000	1,132,700
			3,814,767
	Oil & Gas 3.4%
	Berry Petroleum Co. 6.375%, due 9/15/22	640,000	620,800
	California Resources Corp. 5.00%, due 1/15/20 (c)	675,000	685,125
	Chesapeake Energy Corp. 6.625%, due 8/15/20	1,025,000	1,130,575
	CITGO Petroleum Corp. 6.25%, due 8/15/22 (c)	850,000	884,000
	ConocoPhillips 6.50%, due 2/1/39	1,000,000	1,309,100
	Denbury Resources, Inc. 6.375%, due 8/15/21	1,155,000	1,201,200
	ENI S.p.A. 4.15%, due 10/1/20 (c)	800,000	848,814
	EP Energy LLC / Everest Acquisition Finance, Inc. 9.375%, due 5/1/20	825,000	899,250
	Gazprom OAO Via Gaz Capital S.A. 4.95%, due 7/19/22 (c)	640,000	596,800
	Linn Energy LLC / Linn Energy Finance Corp. 8.625%, due 4/15/20	2,210,000	2,284,587
	Pacific Rubiales Energy Corp. 5.125%, due 3/28/23 (c)	750,000	716,475
	Petrobras Global Finance B.V. 4.375%, due 5/20/23	1,160,000	1,086,955
	Plains Exploration & Production Co. 6.125%, due 6/15/19	488,000	534,360
	Precision Drilling Corp.
	6.50%, due 12/15/21	675,000	695,250
	6.625%, due 11/15/20	295,000	306,063
	Rosneft Finance S.A. 7.25%, due 2/2/20 (c)	560,000	581,700
	Samson Investment Co. 9.75%, due 2/15/20	835,000	757,763
	SM Energy Co. 5.00%, due 1/15/24	875,000	835,625
	Swift Energy Co. 7.875%, due 3/1/22	825,000	825,000
			16,799,442
	Oil & Gas Services 0.5%
	Basic Energy Services, Inc. 7.75%, due 2/15/19	1,125,000	1,164,375
	Hornbeck Offshore Services, Inc. 5.00%, due 3/1/21	1,375,000	1,306,250
			2,470,625
	Packaging & Containers 0.2%
	Crown European Holdings S.A. 4.00%, due 7/15/22 (c)	€900,000	1,148,113

	Pharmaceuticals 0.1%
	Valeant Pharmaceuticals International, Inc. 7.50%, due 7/15/21 (c)	$650,000	695,500

	Pipelines 3.2%
	Access Midstream Partners, L.P. / ACMP Finance Corp. 4.875%, due 5/15/23	1,225,000	1,257,156
	Atlas Pipeline Partners, L.P. / Atlas Pipeline Finance Corp. 6.625%, due 10/1/20	850,000	869,125
	Energy Transfer Equity, L.P. 5.875%, due 1/15/24	880,000	891,000
	Energy Transfer Partners, L.P.
	4.65%, due 6/1/21	650,000	690,162
	7.60%, due 2/1/24	290,000	355,347
	Kinder Morgan, Inc.
	5.00%, due 2/15/21 (c)	1,330,000	1,386,525
	7.75%, due 1/15/32	1,250,000	1,534,375
	MarkWest Energy Partners, L.P. / MarkWest Energy Finance Corp. 5.50%, due 2/15/23	925,000	945,812
	ONEOK, Inc. 6.00%, due 6/15/35	130,000	127,360
	Penn Virginia Resource Partners, L.P. / Penn Virginia Resource Finance Corp. 6.50%, due 5/15/21	125,000	130,938
	Plains All American Pipeline, L.P. / PAA Finance Corp. 4.70%, due 6/15/44	1,375,000	1,361,958
	Regency Energy Partners, L.P. / Regency Energy Finance Corp.
	5.00%, due 10/1/22	125,000	123,125
	5.50%, due 4/15/23	350,000	354,375
	5.875%, due 3/1/22	405,000	421,200
	6.875%, due 12/1/18	555,000	575,812
	Spectra Energy Partners, L.P. 4.75%, due 3/15/24	795,000	852,696
¤	Targa Resources Partners, L.P. / Targa Resources Partners Finance Corp.
	4.25%, due 11/15/23	965,000	926,400
	5.25%, due 5/1/23	1,735,000	1,769,700
	Williams Cos., Inc. (The)
	3.70%, due 1/15/23	850,000	802,930
	4.55%, due 6/24/24	430,000	425,387
			15,801,383
	Retail 1.4%
	AmeriGas Finance LLC / AmeriGas Finance Corp.
	6.75%, due 5/20/20	525,000	546,000
	7.00%, due 5/20/22	610,000	638,975
	Brinker International, Inc. 2.60%, due 5/15/18	835,000	834,553
	CVS Caremark Corp. 5.789%, due 1/10/26 (c)(e)	49,374	55,200
	Macy's Retail Holdings, Inc. 3.875%, due 1/15/22	775,000	807,322
	QVC, Inc. 4.85%, due 4/1/24	1,125,000	1,152,285
	Suburban Propane Partners L.P. / Suburban Energy Finance Corp. 5.50%, due 6/1/24	1,080,000	1,031,400
	Tiffany & Co. 3.80%, due 10/1/24 (c)	2,000,000	1,998,688
			7,064,423
	Semiconductors 0.1%
	Freescale Semiconductor, Inc.
	5.00%, due 5/15/21 (c)	190,000	186,675
	6.00%, due 1/15/22 (c)	440,000	446,600
			633,275
	Software 0.4%
	First Data Corp.
	7.375%, due 6/15/19 (c)	1,115,000	1,173,649
	8.875%, due 8/15/20 (c)	710,000	761,475
			1,935,124
	Telecommunications 2.2%
	CC Holdings GS V LLC / Crown Castle GS III Corp. 2.381%, due 12/15/17	945,000	955,982
	Comcel Trust 6.875%, due 2/6/24 (c)	750,000	791,250
	CommScope, Inc. 5.00%, due 6/15/21 (c)	985,000	965,300
	Hughes Satellite Systems Corp.
	6.50%, due 6/15/19	450,000	478,125
	7.625%, due 6/15/21	575,000	626,750
	Inmarsat Finance PLC 4.875%, due 5/15/22 (c)	1,170,000	1,143,675
	Sprint Communications, Inc. 6.00%, due 11/15/22	1,100,000	1,067,000
	Sprint Corp. 7.25%, due 9/15/21 (c)	400,000	416,500
	T-Mobile USA, Inc. 6.125%, due 1/15/22	1,600,000	1,608,000
	Telecom Italia Capital S.A. 7.721%, due 6/4/38	135,000	151,875
	Telefonica Emisiones SAU
	4.57%, due 4/27/23	1,139,000	1,189,217
	5.462%, due 2/16/21	175,000	194,890
¤	Verizon Communications, Inc. 5.15%, due 9/15/23	1,055,000	1,168,274
			10,756,838
	Transportation 0.6%
	CHC Helicopter S.A. 9.25%, due 10/15/20	1,039,500	1,107,067
	Hapag-Lloyd A.G. 9.75%, due 10/15/17 (c)	300,000	312,000
	PHI, Inc. 5.25%, due 3/15/19	900,000	903,375
	Ukraine Railways via Shortline PLC 9.50%, due 5/21/18 (c)	775,000	573,655
			2,896,097
	Total Corporate Bonds (Cost $195,009,561)		200,256,395

	Foreign Bonds 0.6%
	Banks 0.2%
	Barclays Bank PLC Series Reg S 10.00%, due 5/21/21	£525,000	1,120,635

	Diversified Financial Services 0.2%
	Ageas Hybrid Financing S.A. 5.125%, due 6/29/49 (a)	€750,000	953,208

	Packaging & Containers 0.2%
	Rexam PLC 6.75%, due 6/29/67 (a)	525,000	699,572
	Total Foreign Bonds (Cost $2,488,334)		2,773,415

	Loan Assignments 1.8% (f)
	Airlines 0.2%
	US Airways Group, Inc. New Term Loan B1 3.50%, due 5/23/19	$990,000	965,498

	Auto Parts & Equipment 0.1%
	Allison Transmission, Inc. New Term Loan B3 3.75%, due 8/23/19	590,394	583,937

	Commercial Services 0.2%
	Allied Security Holdings LLC New 2nd Lien Term Loan 8.00%, due 8/13/21	726,027	714,532

	Entertainment 0.2%
	Scientific Games International, Inc. New Term Loan B 4.25%, due 10/18/20	1,091,750	1,086,633

	Health Care - Products 0.2%
	Ortho-Clinical Diagnostics, Inc. Term Loan B 4.75%, due 6/30/21	1,077,300	1,063,834

	Household Products & Wares 0.3%
	Prestige Brands, Inc. Term Loan B2 4.50%, due 9/3/21	1,700,000	1,696,600

	Media 0.4%
	Clear Channel Communications, Inc. Term Loan D 6.904%, due 1/30/19	1,136,165	1,081,664
	Virgin Media Bristol LLC USD Term Loan B 3.50%, due 6/7/20	750,000	729,375
			1,811,039
	Mining 0.1%
	FMG Resources (August 2006) Pty, Ltd. New Term Loan B 3.75%, due 6/30/19	490,050	479,432

	Pharmaceuticals 0.1%
	Valeant Pharmaceuticals International, Inc. Series E Term Loan B 3.75%, due 8/5/20	597,147	589,470

	Total Loan Assignments (Cost $9,058,443)		8,990,975

	Mortgage-Backed Securities 0.5%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.4%
	Banc of America Commercial Mortgage Trust Series 2007-2, Class A4 5.612%, due 4/10/49 (g)	290,000	314,701
	Bayview Commercial Asset Trust Series 2006-4A, Class A1 0.385%, due 12/25/36 (a)(c)	132,054	119,727
	Bear Stearns Commercial Mortgage Securities Trust
	Series 2005-PW10, Class A4 5.405%, due 12/11/40 (a)	115,493	119,522
	Series 2007-PW16, Class A4 5.897%, due 6/11/40 (g)	290,000	318,578
	Citigroup Commercial Mortgage Trust Series 2008-C7, Class A4 6.133%, due 12/10/49 (g)	150,000	165,301
	Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (c)	480,000	543,729
	Morgan Stanley Capital I, Trust Series 2007-IQ15, Class A4 5.908%, due 6/11/49 (g)	194,598	213,740
	Timberstar Trust 1 Series 2006-1, Class A 5.668%, due 10/15/36 (c)	160,000	171,912
			1,967,210
	Residential Mortgages (Collateralized Mortgage Obligations) 0.1%
	Deutsche ALT-A Securities, Inc. Alternate Loan Trust Series 2005-5, Class 1A3 5.50%, due 11/25/35 (a)	79,322	75,052
	Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 0.58%, due 2/25/42 (a)(c)(e)(h)	358,226	286,581
	WaMu Mortgage Pass-Through Certificates Series 2006-AR14, Class 1A1 2.042%, due 11/25/36 (g)	253,461	224,879
			586,512
	Total Mortgage-Backed Securities (Cost $2,264,029)		2,553,722

	U.S. Government & Federal Agencies 1.0%
	Federal National Mortgage Association (Mortgage Pass-Through Security) 0.0%‡
	6.00%, due 4/1/37	86,137	94,258
	United States Treasury Bonds 0.4%
	2.875%, due 5/15/43	1,040,000	974,187
	4.375%, due 11/15/39	800,000	976,125
	4.375%, due 5/15/40	150,000	183,422
			2,133,734
	United States Treasury Notes 0.6%
	0.25%, due 12/15/15	640,000	640,226
	2.00%, due 4/30/16	2,005,000	2,055,203
			2,695,429
	Total U.S. Government & Federal Agencies (Cost $4,532,351)		4,923,421

	Yankee Bonds 0.4% (i)
	Banks 0.2%
	Royal Bank of Scotland Group PLC
	5.125%, due 5/28/24	585,000	574,798
	6.125%, due 12/15/22	550,000	582,141
			1,156,939
	Insurance 0.2%
	Validus Holdings, Ltd. 8.875%, due 1/26/40	740,000	1,045,772

	Total Yankee Bonds (Cost $2,136,956)		2,202,711
	Total Long-Term Bonds (Cost $222,294,198)		228,499,584

		Shares
	Common Stocks 48.0%
	Aerospace & Defense 1.3%
	BAE Systems PLC	502,390	3,840,130
	Lockheed Martin Corp.	14,095	2,576,284
			6,416,414
	Agriculture 4.7%
¤	Altria Group, Inc.	105,700	4,855,858
	British American Tobacco PLC	51,950	2,932,497
¤	Imperial Tobacco Group PLC	109,470	4,727,729
¤	Lorillard, Inc.	73,650	4,412,371
	Philip Morris International, Inc.	28,980	2,416,932
	Reynolds American, Inc.	66,810	3,941,790
			23,287,177
	Auto Manufacturers 0.7%
	Daimler A.G. Registered Shares	37,330	2,863,400
	Ford Motor Co.	52,500	776,475
			3,639,875
	Banks 2.1%
	Citigroup, Inc.	16,500	855,030
	Commonwealth Bank of Australia	24,500	1,615,044
	People's United Financial, Inc.	109,560	1,585,333
	Svenska Handelsbanken AB Class A	50,340	2,368,408
	Wells Fargo & Co.	38,890	2,017,224
	Westpac Banking Corp.	65,420	1,840,931
			10,281,970
	Beverages 0.8%
	Coca-Cola Co. (The)	33,250	1,418,445
	Diageo PLC, Sponsored ADR	10,380	1,197,852
	PepsiCo., Inc.	15,620	1,454,066
			4,070,363
	Chemicals 2.4%
	BASF S.E. Corp.	30,440	2,792,424
	Dow Chemical Co. (The)	46,280	2,426,923
	E.I. du Pont de Nemours & Co.	21,380	1,534,229
	Potash Corporation of Saskatchewan, Inc.	53,330	1,843,085
	Yara International ASA	63,280	3,177,420
			11,774,081
	Commercial Services 0.6%
	Automatic Data Processing, Inc.	18,160	1,508,733
	R.R. Donnelley & Sons Co.	103,490	1,703,445
			3,212,178
	Computers 0.4%
	Apple, Inc.	17,245	1,737,434

	Electric 5.7%
	Ameren Corp.	73,650	2,823,004
	Dominion Resources, Inc.	18,920	1,307,183
¤	Duke Energy Corp.	52,368	3,915,555
	Electricite de France S.A.	116,740	3,829,238
	PPL Corp.	110,330	3,623,237
	Southern Co. (The)	40,295	1,758,877
	SSE PLC	129,670	3,252,019
	TECO Energy, Inc.	158,520	2,755,078
	Terna S.p.A.	759,470	3,819,729
	Wisconsin Energy Corp.	33,250	1,429,750
			28,513,670
	Electrical Components & Equipment 0.3%
	Emerson Electric Co.	21,480	1,344,218

	Engineering & Construction 0.7%
	Vinci S.A.	63,390	3,683,380

	Entertainment 0.4%
	Regal Entertainment Group Class A	88,700	1,763,356

	Environmental Controls 0.3%
	Waste Management, Inc.	30,140	1,432,554

	Finance - Other Services 0.5%
	CME Group, Inc.	33,350	2,666,499

	Food 1.2%
	Compass Group PLC	111,095	1,794,713
	Nestle S.A. Registered	18,820	1,384,838
	Unilever PLC	41,690	1,747,092
	WM Morrison Supermarkets PLC	365,360	996,847
			5,923,490
	Gas 1.5%
	Centrica PLC	637,610	3,181,610
¤	National Grid PLC	311,160	4,479,401
			7,661,011
	Household Products & Wares 0.4%
	Kimberly-Clark Corp.	20,630	2,219,169

	Insurance 1.5%
	Arthur J. Gallagher & Co.	28,880	1,309,997
	Muenchener Rueckversicherungs-Gesellschaft A.G. Registered	18,920	3,741,062
	SCOR SE	82,300	2,571,180
			7,622,239
	Machinery - Diversified 0.2%
	Deere & Co.	13,480	1,105,225

	Media 1.1%
	ION Media Networks, Inc. (e)(h)(j)(k)	8	3,026
	Pearson PLC	108,720	2,185,518
	Shaw Communications, Inc. Class B	85,530	2,096,342
	Wolters Kluwer N.V.	51,000	1,360,457
			5,645,343
	Mining 0.5%
	BHP Billiton, Ltd.	49,600	1,470,882
	Rio Tinto PLC	20,540	1,009,442
			2,480,324
	Miscellaneous - Manufacturing 0.5%
	Orkla ASA	245,560	2,220,637

	Oil & Gas 2.5%
	ConocoPhillips	30,885	2,363,320
	Royal Dutch Shell PLC, ADR	49,300	3,753,209
	Statoil ASA	74,610	2,034,581
¤	Total S.A.	68,520	4,452,700
			12,603,810
	Pharmaceuticals 3.7%
	AbbVie, Inc.	34,210	1,975,970
	AstraZeneca PLC, Sponsored ADR	20,120	1,437,373
	GlaxoSmithKline PLC	168,790	3,866,447
	Johnson & Johnson	14,540	1,549,819
	Merck & Co., Inc.	32,200	1,908,816
	Novartis A.G.	27,590	2,605,257
	Roche Holding A.G., (Genusscheine)	9,825	2,913,436
	Sanofi	17,410	1,969,398
			18,226,516
	Pipelines 1.9%
	Enterprise Products Partners, L.P.	54,290	2,187,887
	Kinder Morgan Energy Partners, L.P.	38,180	3,561,430
	MarkWest Energy Partners, L.P.	22,640	1,739,205
¤	Targa Resources Partners, L.P.	26,510	1,917,999
			9,406,521
	Real Estate Investment Trusts 1.8%
	Corrections Corporation of America	87,420	3,003,751
	Health Care REIT, Inc.	60,720	3,787,107
	Unibail-Rodamco SE	9,317	2,397,109
			9,187,967
	Retail 0.3%
	McDonald's Corp.	15,190	1,440,164

	Semiconductors 0.7%
	KLA-Tencor Corp.	21,295	1,677,620
	Microchip Technology, Inc.	38,030	1,796,157
			3,473,777
	Software 0.4%
	Microsoft Corp.	37,180	1,723,665

	Telecommunications 7.2%
	AT&T, Inc.	103,770	3,656,855
¤	BCE, Inc.	104,280	4,459,100
	CenturyLink, Inc.	93,630	3,828,531
	Deutsche Telekom A.G.	242,840	3,680,630
	Philippine Long Distance Telephone Co., Sponsored ADR	21,585	1,488,933
	Rogers Communications, Inc. Class B	37,830	1,415,986
¤	Swisscom A.G.	7,495	4,258,969
	Telstra Corp., Ltd.	745,280	3,458,409
¤	Verizon Communications, Inc.	85,627	4,280,494
	Vivendi S.A. (k)	91,818	2,217,361
	Vodafone Group PLC	994,420	3,295,141
			36,040,409
	Toys, Games & Hobbies 0.3%
	Mattel, Inc.	54,840	1,680,846

	Transportation 0.3%
	Deutsche Post A.G. Registered	38,690	1,240,744

	Water 1.1%
	Severn Trent PLC	54,940	1,671,768
	United Utilities Group PLC	271,420	3,555,302
			5,227,070
	Total Common Stocks (Cost $198,003,922)		238,952,096

	Principal Amount
Short-Term Investment 4.1%
Repurchase Agreement 4.1%
State Street Bank and Trust Co. 0.00%, dated 9/30/14 due 10/1/14 Proceeds at Maturity $20,320,442 (Collateralized by Government Agency securities with rates between 1.96% and 2.11% and a maturity date of 11/7/22, with a Principal Amount of $22,090,000 and a Market Value of $20,732,733)	$20,320,442	20,320,442

Total Short-Term Investment (Cost $20,320,442)		20,320,442

Total Investments (Cost $440,618,562) (n)	97.9%	487,772,122
Other Assets, Less Liabilities	2.1	10,246,253
Net Assets	100.0%	$498,018,375

	Contracts Long	Unrealized Appreciation (Depreciation) (l)
Futures Contracts (0.1%)
Standard & Poor's 500 Index Mini December 2014 (m)	960	$(830,064)
Total Futures Contracts Long (Notional Amount $94,344,000)		(830,064)

	Contracts Short
United State Treasury Notes December 2014 (2 Year) (m)	(1,028)	126,555

Total Futures Contracts Short (Notional Amount $224,971,375)		126,555

Total Futures Contracts (Notional Amount $130,627,375)		$(703,509)

¤	Among the Portfolio's 10 largest holdings or issuers held, as of September 30, 2014, excluding short-term investments. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown was the rate in effect as of September 30, 2014.
(b)	Subprime mortgage investment or other asset-backed security. As of September 30, 2014, the total market value of these securities was $3,443,245, the total market value of these securities which represented 0.7% of the Portfolio's net assets.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Step coupon - Rate shown was the rate in effect as of September 30, 2014.
(e)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of September 30, 2014, the total market value of these securities was $344,807, which represented 0.1% of the Portfolio's net assets.
(f)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown is the weighted average interest rate of all contracts within the floating rate loan facility as of September 30, 2014.
(g)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of September 30, 2014.
(h)	Illiquid security - As of September 30, 2014, the total market value of these securities was $289,607, which represented 0.1% of the Portfolio's net assets.
(i)	Yankee Bond - Dollar-denominated bond issued in the United States by a foreign bank or corporation.
(j)	Restricted security.
(k)	Non-income producing security.
(l)	Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2014.
(m)	As of September 30, 2014, cash in the amount of $4,712,835 was on deposit with brokers for futures transactions.
(n)	As of September 30, 2014, cost was $440,255,206 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$54,293,656
Gross unrealized depreciation	(6,776,740)
Net unrealized appreciation	$47,516,916

Foreign Currency Sale Contracts	Expiration Date	Counterparty	Contract Amount Sold		Contract Amount Purchased		Unrealized Appreciation (Depreciation)

Euro vs. U. S. Dollar	12/3/14	JPMorgan Chase Bank	EUR	26,870,000	USD	34,817,071	USD	864,135
Pound Sterling vs. U. S. Dollar	12/3/14	JPMorgan Chase Bank	GBP	14,930,000		24,135,241		(55,474)
Net unrealized appreciation (depreciation) on foreign currency forward contracts							USD	808,661

The following abbreviations are used in the above portfolio:
ADR	—American Depositary Receipt
£	—British Pound Sterling
€	—Euro

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014, for valuing the Portfolio's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$5,263,070	$—	$5,263,070
Convertible Bonds	—	1,535,875	—	1,535,875
Corporate Bonds (b)	—	200,201,195	55,200	200,256,395
Foreign Bonds	—	2,773,415	—	2,773,415
Loan Assignments	—	8,990,975	—	8,990,975
Mortgage-Backed Securities (c)	—	2,267,141	286,581	2,553,722
U.S. Government & Federal Agencies	—	4,923,421	—	4,923,421
Yankee Bonds	—	2,202,711	—	2,202,711
Total Long-Term Bonds	—	228,157,803	341,781	228,499,584
Common Stocks (d)	238,949,070	—	3,026	238,952,096
Short-Term Investment
Repurchase Agreement	—	20,320,442	—	20,320,442
Total Investments in Securities	238,949,070	248,478,245	344,807	487,772,122
Other Financial Instruments
Foreign Currency Forward Contract (e)	—	864,135	—	864,135
Futures Contracts Short (e)	126,555	—	—	126,555
Total Other Financial Instruments	126,555	864,135	—	990,690
Total Investments in Securities and Other Financial Instruments	$239,075,625	$249,342,380	$344,807	$488,762,812

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Foreign Currency Forward Contracts (e)	$—	$(55,474)	$—	$(55,474)
Futures Contracts Long (e)	(830,064)	—	—	(830,064)
Total Other Financial Instruments	$(830,064)	$(55,474)	$—	$(885,538)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $55,200 is held in Retail within the Corporate Bonds section of the Portfolio of Investments.

(c)	The Level 3 security valued at $286,581 is held in Residential Mortgage (Collateralized Mortgage Obligation) within the Mortgage-Backed Securities section of the Portfolio of Investments.

(d)	The Level 3 security valued at $3,026 is held in Media within the Common Stocks section of the Portfolio of Investments.

(e)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2014, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2013		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Purchases	Sales (a)	Transfers in to Level 3	Transfers out of Level 3	Balance as of September 30, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2014
Long-Term Bonds
Corporate Bonds
Commercial Services	$1,029		$-	$-	$ (1,029	)(c)	$-	$-	$-	$-	$-	$-
Retail	55,796		(46)	(47)	1,860		-	(2,363)	-	-	55,200	2,000
Loan Assignments
Auto Parts & Equipment	198,422		227	2,535	(3,010)		-	(198,174)	-	-	-	-
Mortgage-Backed Securities
Residential Mortgage (Collateralized Mortgage Obligation)	289,505		-	-	24,857		-	(27,781)	-	-	286,581	17,912
Common Stock
Media	-		-	-	3,013		13	-	-	-	3,026	3,013
Warrants
Media	0	(b)	-	-	13		-	(13)	-	-	-	-
Total	$544,752		$181	$2,488	$25,704		$13	$(228,331)	$-	$-	$344,807	$22,925

(a)	Sales include principal reductions.
(b)	Less than one dollar.
(c)	Quebecor World, Inc. (Litigation Recovery Trust-Escrow Shares) were written off on September 25, 2014.

As of September 30, 2014, the Portfolio held the following restricted security.

Security	Date of Acquisition	Shares	Cost	9/30/14 Value	Percent of Net Assets
ION Media Networks, Inc.
Common Stock	3/11/14	8	$13	$3,026	0.0	%‡

‡	Less than one-tenth of a percent.

MainStay VP International Equity Portfolio

Portfolio of Investments September 30, 2014 (Unaudited)

		Shares	Value
	Common Stocks 98.2% †
	Belgium 1.1%
	Arseus N.V. (Health Care Providers & Services)	124,320	$6,026,521

	Brazil 3.3%
	Cielo S.A. (IT Services)	763,080	12,469,901
	Qualicorp S.A. (Health Care Providers & Services) (a)	590,000	5,837,933
			18,307,834

	China 1.9%
	Mindray Medical International, Ltd., ADR (Health Care Equipment & Supplies)	354,624	10,695,460

	Denmark 1.7%
	FLSmidth & Co. A/S (Construction & Engineering)	195,076	9,334,176

	France 6.6%
	Bureau Veritas S.A. (Professional Services)	467,240	10,324,634
	Essilor International S.A. (Health Care Equipment & Supplies)	112,479	12,351,275
	Technip S.A. (Energy Equipment & Services)	161,923	13,622,872
			36,298,781

	Germany 16.8%
	Adidas A.G. (Textiles, Apparel & Luxury Goods)	159,925	11,968,106
	Brenntag A.G. (Trading Companies & Distributors)	189,837	9,329,595
¤	Fresenius Medical Care A.G. & Co. KGaA (Health Care Providers & Services)	296,489	20,708,776
	Linde A.G. (Chemicals)	92,459	17,768,135
¤	United Internet A.G. (Internet Software & Services)	433,541	18,450,848
	Wirecard A.G. (IT Services)	404,203	14,935,520
			93,160,980

	Hong Kong 3.2%
¤	Samsonite International S.A. (Textiles, Apparel & Luxury Goods)	5,567,400	17,889,158

	India 3.4%
	Housing Development Finance Corp. (Thrifts & Mortgage Finance)	751,565	12,820,170
	Lupin, Ltd. (Pharmaceuticals)	263,003	5,933,324
			18,753,494
	Indonesia 1.4%
	Media Nusantara Citra Tbk PT (Media)	29,623,100	7,767,403

	Ireland 7.4%
¤	ICON PLC (Life Sciences Tools & Services) (a)	321,673	18,409,346
	Paddy Power PLC (Hotels, Restaurants & Leisure)	23,066	1,665,563
¤	Shire PLC (Pharmaceuticals)	241,869	20,938,459
			41,013,368
	Israel 3.4%
¤	Check Point Software Technologies, Ltd. (Software) (a)	270,120	18,703,109

	Italy 1.0%
	DiaSorin S.p.A. (Health Care Equipment & Supplies)	147,483	5,536,196

	Japan 1.6%
	Sysmex Corp. (Health Care Equipment & Supplies)	227,200	9,135,646

	Mexico 1.2%
	Genomma Lab Internacional S.A.B. de C.V. Class B (Pharmaceuticals) (a)	2,731,350	6,548,488

	Panama 0.7%
	Copa Holdings S.A. Class A (Airlines)	35,126	3,768,669

	Spain 4.4%
	Applus Services S.A. (Professional Services) (a)	442,599	5,839,015
¤	Grifols S.A. (Biotechnology)	453,621	18,586,375
			24,425,390
	Sweden 3.9%
¤	Svenska Handelsbanken AB Class A (Banks)	464,528	21,855,219

	Switzerland 4.3%
	DKSH Holding A.G. (Professional Services)	99,957	7,459,868
	Syngenta A.G. (Chemicals)	51,522	16,422,064
			23,881,932
	Thailand 2.8%
	Kasikornbank PCL (Banks)	2,142,300	15,526,307

	United Kingdom 22.4%
	Aggreko PLC (Commercial Services & Supplies)	568,901	14,276,801
	Aveva Group PLC (Software)	249,984	6,236,976
	Experian PLC (Professional Services)	922,181	14,703,265
	Intertek Group PLC (Professional Services)	305,391	12,976,169
	Johnson Matthey PLC (Chemicals)	215,892	10,216,306
	Petrofac, Ltd. (Energy Equipment & Services)	708,364	11,908,539
¤	SABMiller PLC (Beverages)	405,786	22,550,757
	Standard Chartered PLC (Banks)	964,051	17,824,549
	Telecity Group PLC (Internet Software & Services)	178,590	2,165,619
	Whitbread PLC (Hotels, Restaurants & Leisure)	164,627	11,086,406
			123,945,387
	United States 5.7%
	Accenture PLC Class A (IT Services)	127,415	10,361,388
¤	Perrigo Co. PLC (Pharmaceuticals)	140,461	21,095,837
			31,457,225
	Total Common Stocks (Cost $478,912,833)		544,030,743

		Principal Amount
	Short-Term Investment 0.9%
	Repurchase Agreement 0.9%
	United States 0.9%
	State Street Bank and Trust Co. 0.00%, dated 9/30/14 due 10/1/14 Proceeds at Maturity $5,375,854 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 1.96% and a maturity date of 11/7/22, with a Principal Amount of $5,880,000 and a Market Value of $5,487,545) (Capital Markets)	$5,375,854	5,375,854
	Total Short-Term Investment (Cost $5,375,854)		5,375,854
	Total Investments (Cost $484,288,687) (b)	99.1%	549,406,597
	Other Assets, Less Liabilities	0.9	4,728,568
	Net Assets	100.0%	$554,135,165

¤	Among the Portfolio's 10 largest holdings, as of September 30, 2014, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	As of September 30, 2014, cost was $484,970,960 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$96,279,595
Gross unrealized depreciation	(31,843,958)
Net unrealized appreciation	$64,435,637

The following abbreviation is used in the above portfolio:

ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$544,030,743	$—	$—	$544,030,743
Short-Term Investment
Repurchase Agreement	—	5,375,854	—	5,375,854
Total Investments in Securities	$544,030,743	$5,375,854	$—	$549,406,597

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2014, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of September 30, 2014, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Janus Balanced Portfolio

Portfolio of Investments September 30, 2014 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 42.0%†
	Asset-Backed Securities 0.9%
	Automobile 0.2%
	AmeriCredit Automobile Receivables Trust
	Series 2012-4, Class D 2.68%, due 10/9/18 (a)	$984,000	$995,611
	Series 2013-4, Class D 3.31%, due 10/8/19 (a)	317,000	323,679
	Santander Drive Auto Receivables Trust
	Series 2012-6, Class D 2.52%, due 9/17/18 (a)	375,000	380,574
	Series 2012-5, Class D 3.30%, due 9/17/18 (a)	395,000	407,583
			2,107,447
	Other ABS 0.7%
	Applebee's/IHOP Funding LLC Series 2014-1, Class A2 4.277%, due 9/5/44 (b)	4,103,000	4,063,989
	CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 4.474%, due 3/20/43 (b)	2,042,975	2,061,913
	Domino's Pizza Master Issuer LLC Series 2012-1A, Class A2 5.216%, due 1/25/42 (b)	879,288	928,666
			7,054,568
	Total Asset-Backed Securities (Cost $9,194,712)		9,162,015

	Corporate Bonds 22.0%
	Aerospace & Defense 0.1%
	Exelis, Inc.
	4.25%, due 10/1/16	868,000	913,293
	5.55%, due 10/1/21	393,000	418,307
			1,331,600
	Airlines 0.1%
	Southwest Airlines Co. 5.125%, due 3/1/17	776,000	837,558

	Auto Manufacturers 1.1%
¤	General Motors Co.
	3.50%, due 10/2/18	2,881,000	2,927,816
	4.875%, due 10/2/23	6,053,000	6,401,048
	6.25%, due 10/2/43	1,317,000	1,540,890
			10,869,754
	Auto Parts & Equipment 0.1%
	Continental Rubber of America Corp. 4.50%, due 9/15/19 (b)	261,000	273,834
	Schaeffler Finance B.V. 4.25%, due 5/15/21 (b)	802,000	771,925
			1,045,759
	Banks 3.5%
	Abbey National Treasury Services PLC 4.00%, due 3/13/24	1,944,000	1,970,289
	Bank of America Corp.
	2.65%, due 4/1/19	2,480,000	2,472,399
	4.20%, due 8/26/24	1,328,000	1,316,517
	8.00%, due 7/29/49 (c)	1,097,000	1,182,709
	CIT Group, Inc.
	3.875%, due 2/19/19	663,000	651,398
	4.25%, due 8/15/17	2,529,000	2,554,290
	5.00%, due 8/1/23	933,000	926,003
	5.50%, due 2/15/19 (b)	1,653,000	1,729,451
	6.625%, due 4/1/18 (b)	354,000	379,665
	Citigroup, Inc. 5.90%, due 12/29/49 (c)	1,237,000	1,202,982
	Credit Suisse
	3.625%, due 9/9/24	1,726,000	1,702,885
	5.40%, due 1/14/20	571,000	636,908
	Goldman Sachs Group, Inc. (The)
	2.375%, due 1/22/18	1,495,000	1,510,520
	5.625%, due 1/15/17	443,000	481,103
	5.70%, due 12/29/49 (c)	1,001,000	1,015,514
	HBOS PLC 6.75%, due 5/21/18 (b)	590,000	667,381
	HSBC Bank USA N.A. 4.875%, due 8/24/20	260,000	287,308
	Intesa Sanpaolo S.p.A. 5.017%, due 6/26/24 (b)	1,038,000	1,011,361
	JPMorgan Chase & Co. 7.90%, due 4/29/49 (c)	226,000	244,645
	Lloyds Bank PLC 6.50%, due 9/14/20 (b)	583,000	677,835
	Morgan Stanley
	2.375%, due 7/23/19	2,775,000	2,731,122
	2.50%, due 1/24/19	655,000	655,044
	4.35%, due 9/8/26	2,088,000	2,052,122
	4.75%, due 3/22/17	405,000	435,217
	5.00%, due 11/24/25	1,379,000	1,442,172
	Royal Bank of Scotland Group PLC
	2.55%, due 9/18/15	284,000	288,211
	6.00%, due 12/19/23	1,990,000	2,086,195
	Santander UK PLC 5.00%, due 11/7/23 (b)	1,003,000	1,052,303
	SVB Financial Group 5.375%, due 9/15/20	1,100,000	1,230,506
	Zions BanCorp. 5.80%, due 12/29/49 (c)	1,794,000	1,713,270
			36,307,325
	Beverages 0.1%
	SABMiller Holdings, Inc. 2.20%, due 8/1/18 (b)	939,000	937,005

	Biotechnology 0.2%
	Life Technologies Corp.
	5.00%, due 1/15/21	281,000	312,821
	6.00%, due 3/1/20	1,379,000	1,591,777
			1,904,598
	Building Materials 0.2%
	Hanson Ltd. 6.125%, due 8/15/16	1,003,000	1,073,210
	Martin Marietta Materials, Inc. 4.25%, due 7/2/24 (b)	797,000	808,332
			1,881,542
	Chemicals 0.3%
	Ashland, Inc. 6.875%, due 5/15/43	828,000	863,190
	Sherwin-Williams Co. (The) 3.125%, due 12/15/14	928,000	933,285
	WR Grace & Co.
	5.125%, due 10/1/21 (b)	677,000	688,001
	5.625%, due 10/1/24 (b)	384,000	393,600
			2,878,076
	Commercial Services 0.6%
	Verisk Analytics, Inc.
	4.125%, due 9/12/22	1,171,000	1,205,947
	4.875%, due 1/15/19	696,000	750,363
	5.80%, due 5/1/21	3,354,000	3,776,839
			5,733,149
	Computers 0.4%
	Seagate HDD Cayman
	4.75%, due 6/1/23	386,000	388,895
	4.75%, due 1/1/25 (b)	3,712,000	3,693,440
			4,082,335
	Diversified Financial Services 0.8%
	American Express Credit Corp. 2.125%, due 3/18/19	2,029,000	2,020,691
	Carlyle Holdings Finance LLC 3.875%, due 2/1/23 (b)	688,000	706,083
	GE Capital Trust I 6.375%, due 11/15/67 (c)	478,000	516,240
	General Electric Capital Corp.
	6.25%, due 12/29/49 (c)	1,700,000	1,831,750
	6.375%, due 11/15/67 (c)	108,000	116,910
	7.125%, due 12/29/49 (c)	1,200,000	1,389,000
	Goldman Sachs Capital I 6.345%, due 2/15/34	1,862,000	2,116,654
			8,697,328
	Electric 0.3%
	CMS Energy Corp. 4.25%, due 9/30/15	1,076,000	1,111,773
	PPL WEM Holdings PLC
	3.90%, due 5/1/16 (b)	735,000	764,966
	5.375%, due 5/1/21 (b)	914,000	1,025,995
			2,902,734
	Electronics 0.3%
	Amphenol Corp.
	3.125%, due 9/15/21	683,000	681,439
	4.75%, due 11/15/14	1,672,000	1,680,282
	FLIR Systems, Inc. 3.75%, due 9/1/16	1,109,000	1,158,995
			3,520,716
	Finance - Auto Loans 0.2%
	Ford Motor Credit Co. LLC 5.875%, due 8/2/21	859,000	987,699
	General Motors Financial Co., Inc.
	3.25%, due 5/15/18	493,000	495,465
	4.25%, due 5/15/23	270,000	271,012
			1,754,176
	Finance - Consumer Loans 0.4%
	Synchrony Financial
	3.00%, due 8/15/19	1,206,000	1,209,305
	4.25%, due 8/15/24	3,030,000	3,030,382
			4,239,687
	Finance - Credit Card 0.1%
	American Express Co. 6.80%, due 9/1/66 (c)	1,192,000	1,272,460

	Finance - Investment Banker/Broker 1.1%
	Charles Schwab Corp. (The) 7.00%, due 2/28/49 (c)	988,000	1,151,642
	E*TRADE Financial Corp.
	6.375%, due 11/15/19	1,283,000	1,347,150
	6.75%, due 6/1/16	563,000	592,558
	Lazard Group LLC
	4.25%, due 11/14/20	1,290,000	1,348,591
	6.85%, due 6/15/17	292,000	329,000
	Raymond James Financial, Inc.
	4.25%, due 4/15/16	1,440,000	1,509,003
	5.625%, due 4/1/24	2,911,000	3,279,731
	Stifel Financial Corp. 4.25%, due 7/18/24	787,000	791,487
	TD Ameritrade Holding Corp. 4.15%, due 12/1/14	900,000	905,624
			11,254,786
	Finance - Leasing Companies 0.2%
	LeasePlan Corp. N.V. 2.50%, due 5/16/18 (b)	2,385,000	2,392,219

	Food 0.8%
	Safeway, Inc. 4.75%, due 12/1/21	757,000	763,459
	Sun Merger Sub, Inc. 5.25%, due 8/1/18 (b)	299,000	299,747
	Sysco Corp.
	3.00%, due 10/2/21	433,000	433,815
	3.50%, due 10/2/24	541,000	542,486
	4.50%, due 10/2/44	1,015,000	1,022,416
	Tyson Foods, Inc. 6.60%, due 4/1/16	849,000	918,610
	WM Wrigley Jr Co.
	2.40%, due 10/21/18 (b)	1,930,000	1,943,734
	3.375%, due 10/21/20 (b)	1,929,000	1,957,729
			7,881,996
	Health Care - Services 0.3%
	Fresenius Medical Care U.S. Finance II, Inc. 5.875%, due 1/31/22 (b)	1,503,000	1,593,180
	HCA, Inc. 3.75%, due 3/15/19	599,000	585,522
	Tenet Healthcare Corp. 8.125%, due 4/1/22	900,000	987,750
			3,166,452
	Home Builders 0.3%
	D.R. Horton, Inc.
	3.75%, due 3/1/19	828,000	805,230
	4.75%, due 5/15/17	449,000	465,838
	MDC Holdings, Inc. 5.50%, due 1/15/24	959,000	944,702
	Toll Brothers Finance Corp.
	4.00%, due 12/31/18	367,000	366,541
	4.375%, due 4/15/23	188,000	179,070
	5.875%, due 2/15/22	306,000	325,125
			3,086,506
	Insurance 0.3%
	American International Group, Inc. 5.60%, due 10/18/16	345,000	375,598
	Primerica, Inc. 4.75%, due 7/15/22	2,018,000	2,187,353
	Voya Financial, Inc. 5.65%, due 5/15/53 (c)	808,000	812,040
			3,374,991
	Investment Management/Advisory Services 0.4%
	Ameriprise Financial, Inc. 7.518%, due 6/1/66 (c)	1,538,000	1,676,420
	Neuberger Berman Group LLC / Neuberger Berman Finance Corp.
	5.625%, due 3/15/20 (b)	1,625,000	1,690,000
	5.875%, due 3/15/22 (b)	978,000	1,039,125
			4,405,545
	Iron & Steel 0.1%
	Reliance Steel & Aluminum Co. 4.50%, due 4/15/23	451,000	463,645
	Steel Dynamics, Inc.
	5.125%, due 10/1/21 (b)	453,000	459,795
	5.50%, due 10/1/24 (b)	227,000	228,135
			1,151,575
	Lodging 0.1%
	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 4.25%, due 5/30/23 (b)	588,000	557,130

	Machinery - Diversified 0.1%
	CNH Capital LLC 3.625%, due 4/15/18	682,000	666,655

	Media 0.3%
	Nielsen Finance LLC / Nielsen Finance Co. 5.00%, due 4/15/22 (b)	489,000	477,997
	UBM PLC 5.75%, due 11/3/20 (b)	1,157,000	1,250,980
	Viacom, Inc.
	3.875%, due 4/1/24	450,000	448,132
	4.375%, due 3/15/43	1,113,000	1,024,742
			3,201,851
	Mining 0.1%
	Alcoa, Inc. 5.125%, due 10/1/24	470,000	470,611
	FMG Resources (August 2006) Pty, Ltd. 8.25%, due 11/1/19 (b)	883,000	912,801
			1,383,412
	Miscellaneous - Manufacturing 0.1%
	Ingersoll-Rand Global Holding Co., Ltd. 4.25%, due 6/15/23	791,000	829,511

	Oil & Gas 3.6%
	Anadarko Petroleum Corp.
	3.45%, due 7/15/24	1,754,000	1,722,754
	4.50%, due 7/15/44	1,301,000	1,253,527
	California Resources Corp.
	5.50%, due 9/15/21 (b)	3,699,000	3,754,485
	6.00%, due 11/15/24 (b)	3,245,000	3,334,237
	Chesapeake Energy Corp.
	4.875%, due 4/15/22	4,819,000	4,843,095
	5.375%, due 6/15/21	3,206,000	3,282,143
	5.75%, due 3/15/23	1,833,000	1,952,145
	Cimarex Energy Co.
	4.375%, due 6/1/24	1,594,000	1,605,955
	5.875%, due 5/1/22	1,778,000	1,911,350
	CNOOC Nexen Finance 2014 ULC 4.25%, due 4/30/24	630,000	638,513
	Continental Resources, Inc.
	3.80%, due 6/1/24	917,000	898,216
	4.90%, due 6/1/44	463,000	451,359
	5.00%, due 9/15/22	2,137,000	2,254,535
	Devon Energy Corp. 2.25%, due 12/15/18	935,000	932,869
	Ensco PLC
	4.50%, due 10/1/24	408,000	409,374
	5.75%, due 10/1/44	425,000	430,845
	Motiva Enterprises LLC 5.75%, due 1/15/20 (b)	804,000	904,108
	Nabors Industries, Inc. 5.00%, due 9/15/20	1,480,000	1,620,658
	NGL Energy Partners, L.P. / NGL Energy Finance Corp. 5.125%, due 7/15/19 (b)	1,130,000	1,107,400
	Plains Exploration & Production Co.
	6.625%, due 5/1/21	119,000	130,305
	6.75%, due 2/1/22	307,000	340,003
	6.875%, due 2/15/23	1,539,000	1,746,765
	Whiting Petroleum Corp. 5.00%, due 3/15/19	1,322,000	1,358,355
			36,882,996
	Pharmaceuticals 0.2%
	Forest Laboratories, Inc. 4.375%, due 2/1/19 (b)	1,755,000	1,847,245

	Pipelines 1.5%
	DCP Midstream Operating, L.P.
	3.875%, due 3/15/23	725,000	725,881
	4.95%, due 4/1/22	1,642,000	1,786,721
	5.60%, due 4/1/44	692,000	760,908
	El Paso Pipeline Partners Operating Co. LLC
	4.30%, due 5/1/24	540,000	536,463
	5.00%, due 10/1/21	519,000	558,398
	Energy Transfer Partners, L.P. 4.15%, due 10/1/20	592,000	614,745
	EnLink Midstream Partners, L.P.
	4.40%, due 4/1/24	1,594,000	1,654,443
	5.60%, due 4/1/44	1,298,000	1,419,896
	Kinder Morgan Energy Partners, L.P. 5.00%, due 3/1/43	1,058,000	978,194
	Kinder Morgan, Inc.
	6.50%, due 9/15/20	58,000	65,250
	7.75%, due 1/15/32	833,000	1,022,508
	Plains All American Pipeline, L.P. / PAA Finance Corp. 3.95%, due 9/15/15	1,200,000	1,234,666
	Spectra Energy Partners, L.P. 4.75%, due 3/15/24	1,370,000	1,469,425
	Western Gas Partners, L.P. 5.375%, due 6/1/21	2,151,000	2,403,740
			15,231,238
	Real Estate 0.3%
	CBRE Services, Inc. 6.625%, due 10/15/20	388,000	407,943
	Jones Lang Lasalle, Inc. 4.40%, due 11/15/22	1,346,000	1,374,938
	Kennedy-Wilson, Inc. 8.75%, due 4/1/19	147,000	156,188
	Post Apartment Homes, L.P. 4.75%, due 10/15/17	704,000	764,576
			2,703,645
	Real Estate Investment Trusts 0.8%
	Alexandria Real Estate Equities, Inc.
	2.75%, due 1/15/20	846,000	838,254
	4.50%, due 7/30/29	833,000	833,133
	4.60%, due 4/1/22	1,640,000	1,721,648
	Goodman Funding Pty, Ltd. 6.375%, due 11/12/20 (b)	750,000	870,278
	Reckson Operating Partnership, L.P. 6.00%, due 3/31/16	395,000	420,583
	Retail Opportunity Investments Partnership, L.P. 5.00%, due 12/15/23	235,000	250,204
	Senior Housing Properties Trust
	6.75%, due 4/15/20	346,000	393,706
	6.75%, due 12/15/21	381,000	439,652
	SL Green Realty Corp.
	5.00%, due 8/15/18	840,000	905,130
	7.75%, due 3/15/20	1,622,000	1,928,506
			8,601,094
	Retail 0.3%
	Brinker International, Inc. 3.875%, due 5/15/23	1,844,000	1,810,423
	Macy's Retail Holdings, Inc. 5.90%, due 12/1/16	555,000	610,224
	Tiffany & Co.
	3.80%, due 10/1/24 (b)	269,000	268,823
	4.90%, due 10/1/44 (b)	453,000	452,342
			3,141,812
	Semiconductors 0.8%
	National Semiconductor Corp. 6.60%, due 6/15/17	1,084,000	1,236,312
	Samsung Electronics America, Inc. 1.75%, due 4/10/17 (b)	2,732,000	2,740,095
	TSMC Global, Ltd. 1.625%, due 4/3/18 (b)	3,165,000	3,125,295
	Xilinx, Inc.
	2.125%, due 3/15/19	444,000	441,252
	3.00%, due 3/15/21	575,000	575,404
			8,118,358
	Software 0.2%
	Autodesk, Inc. 3.60%, due 12/15/22	739,000	728,754
	Fidelity National Information Services, Inc.
	3.875%, due 6/5/24	714,000	713,239
	5.00%, due 3/15/22	237,000	249,749
	Fiserv, Inc. 3.125%, due 10/1/15	716,000	731,980
			2,423,722
	Telecommunications 0.6%
	Motorola Solutions, Inc. 4.00%, due 9/1/24	2,108,000	2,057,657
	SBA Tower Trust 2.933%, due 12/15/42 (b)	647,000	656,110
	Sprint Corp. 7.25%, due 9/15/21 (b)	913,000	950,661
	Verizon Communications, Inc.
	2.625%, due 2/21/20 (b)	1,009,000	996,342
	5.15%, due 9/15/23	933,000	1,033,175
	6.40%, due 9/15/33	861,000	1,048,886
			6,742,831
	Textiles 0.1%
	Cintas Corp. No 2
	2.85%, due 6/1/16	497,000	511,721
	4.30%, due 6/1/21	520,000	563,865
			1,075,586
	Transportation 0.1%
	Asciano Finance, Ltd. 3.125%, due 9/23/15 (b)	196,000	199,613
	JB Hunt Transport Services, Inc. 3.375%, due 9/15/15	1,090,000	1,117,666
			1,317,279
	Trucking & Leasing 0.3%
	Penske Truck Leasing Co., L.P. / PTL Finance Corp.
	2.50%, due 6/15/19 (b)	745,000	740,799
	3.375%, due 3/15/18 (b)	1,251,000	1,303,397
	4.25%, due 1/17/23 (b)	665,000	683,797
	4.875%, due 7/11/22 (b)	120,000	128,957
			2,856,950
	Water 0.2%
	American Water Capital Corp.
	3.40%, due 3/1/25	548,000	545,702
	4.30%, due 12/1/42	1,372,000	1,362,142
			1,907,844
	Total Corporate Bonds (Cost $222, 135,673)		226,399,031

	Loan Assignments 0.7% (d)
	Electronics 0.4%
	Avago Technologies Cayman Ltd. USD Term Loan B 3.75%, due 5/6/21	3,985,013	3,945,162

	Healthcare, Education & Childcare 0.1%
	Community Health Systems, Inc. Term Loan D 4.25%, due 1/27/21	228,275	227,448
	IMS Health, Inc. New USD Term Loan 3.50%, due 3/17/21	969,128	947,727
	Quintiles Transnational Corp. Term Loan B3 3.75%, due 6/8/18	626,746	617,188
			1,792,363
	Lodging 0.1%
	MGM Resorts International Term Loan B 3.50%, due 12/20/19	1,257,600	1,234,282

	Printing & Publishing 0.1%
	Tribune Co. 2013 Term Loan 4.00%, due 12/27/20	918,425	906,084

	Total Loan Assignments (Cost $7,976,889)		7,877,891

	Mortgage-Backed Securities 1.1%
	Agency Collateral (Collateralized Mortgage Obligation) 0.1%
	FREMF Mortgage Trust Series 2010-KSCT, Class B 2.00%, due 1/25/20 (b)(e)	1,132,368	978,869

	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.9%
	Commercial Mortgage Trust
	Series 2007-C9, Class AJ 5.65%, due 12/10/49 (c)	313,408	336,061
	Series 2007-GG11, Class AM 5.867%, due 12/10/49 (f)	3,448,000	3,764,468
	GS Mortgage Securities Trust Series 2013-NYC5, Class E 3.649%, due 1/10/30 (b)(f)	383,000	385,201
	Hilton USA Trust
	Series 2013-HLT, Class DFX 4.407%, due 11/5/30 (b)	369,000	376,201
	Series 2013-HLT, Class EFX 5.222%, due 11/5/30 (b)(f)	314,000	318,868
	JP Morgan Chase Commercial Mortgage Securities Trust
	Series 2013-JWRZ, Class D 3.144%, due 4/15/30 (b)(c)	648,000	649,722
	Series 2014-FBLU, Class E 3.654%, due 12/15/28 (b)(c)	261,000	261,217
	LB-UBS Commercial Mortgage Trust Series 2007-C2, Class AM 5.493%, due 2/15/40 (c)	347,000	368,925
	Wachovia Bank Commercial Mortgage Trust
	Series 2007-C30, Class AM 5.383%, due 12/15/43	1,400,200	1,498,292
	Series 2007-C33, Class AJ 6.14%, due 2/15/51 (f)	422,843	441,266
	Wells Fargo Commercial Mortgage
	2.404%, due 2/15/27 (b)(c)	136,000	136,000
	2.904%, due 1/15/27 (b)(c)	283,000	283,000
	3.404%, due 2/15/27 (b)(c)	136,000	135,907
			8,955,128
	Whole Loan Collateral (Collateralized Mortgage Obligation) 0.1%
	American Tower Trust I Series-2013, Class 1A 1.551%, due 3/15/43 (b)	1,149,000	1,130,205

	Total Mortgage-Backed Securities (Cost $11,166,112)		11,064,202

	U.S. Government & Federal Agencies 16.8%
	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 1.2%
	3.50%, due 7/1/29	594,981	624,992
	4.50%, due 1/1/41	545,768	594,429
	4.50%, due 9/1/44	4,767,128	5,216,300
	5.00%, due 1/1/19	185,953	196,361
	5.00%, due 2/1/19	121,921	129,928
	5.00%, due 6/1/20	235,494	251,961
	5.00%, due 5/1/41	1,167,508	1,299,431
	5.50%, due 8/1/19	153,314	162,511
	5.50%, due 12/1/28	531,366	593,827
	5.50%, due 10/1/36	444,164	500,946
	6.00%, due 4/1/40	1,973,275	2,280,401
			11,851,087
¤	Federal National Mortgage Association (Mortgage Pass-Through Securities) 5.3%
	3.50%, due 1/1/44	2,872,153	2,953,761
	3.50%, due 4/1/44	1,066,973	1,095,639
	3.50%, due 5/1/44	2,926,100	3,009,242
	4.00%, due 6/1/42	957,343	1,012,087
	4.00%, due 8/1/42	424,247	448,504
	4.00%, due 9/1/42	517,851	547,464
	4.00%, due 11/1/42	636,681	673,087
	4.00%, due 7/1/43	1,337,119	1,413,491
	4.00%, due 8/1/43	1,542,003	1,630,078
	4.00%, due 9/1/43	392,336	414,746
	4.00%, due 2/1/44	1,021,797	1,080,192
	4.00%, due 6/1/44	1,372,054	1,450,460
	4.00%, due 7/1/44	2,615,832	2,778,272
	4.00%, due 8/1/44	9,521,164	10,094,873
	4.00%, due 9/1/44	943,794	997,004
	4.50%, due 10/1/40	224,511	244,844
	4.50%, due 4/1/41	281,390	304,667
	4.50%, due 5/1/41	516,139	559,060
	4.50%, due 9/1/42	3,791,933	4,107,613
	4.50%, due 11/1/42	929,162	1,005,295
	4.50%, due 2/1/43	5,870,108	6,385,871
	5.00%, due 9/1/29	569,890	631,262
	5.00%, due 1/1/30	225,523	249,600
	5.00%, due 2/1/41	1,633,221	1,810,120
	5.00%, due 4/1/41	412,993	457,534
	5.00%, due 5/1/41	921,126	1,020,671
	5.00%, due 7/1/41	804,660	891,853
	5.50%, due 1/1/25	208,794	229,581
	5.50%, due 1/1/33	141,748	159,256
	5.50%, due 3/1/40	652,575	739,645
	5.50%, due 4/1/40	1,947,625	2,183,560
	5.50%, due 2/1/41	342,579	388,291
	5.50%, due 5/1/41	652,619	727,033
	6.00%, due 10/1/35	649,782	739,071
	6.00%, due 12/1/35	646,781	735,746
	6.00%, due 2/1/37	113,904	131,878
	6.00%, due 9/1/37	650,575	712,905
	6.00%, due 10/1/38	537,110	626,734
	7.00%, due 2/1/39	189,314	204,652
			54,845,642
¤	Government National Mortgage Association (Mortgage Pass-Through Securities) 2.0%
	3.50%, due 5/20/42	301,321	313,349
	4.50%, due 7/15/41	167,516	183,036
	4.50%, due 8/15/41	1,398,321	1,548,491
	4.50%, due 10/20/41	961,687	1,047,228
	4.90%, due 10/15/34	677,311	741,683
	5.00%, due 10/15/39	359,804	398,191
	5.00%, due 11/15/39	561,554	620,835
	5.00%, due 1/15/40	195,678	216,203
	5.00%, due 4/15/40	158,061	174,784
	5.00%, due 5/15/40	273,740	303,884
	5.00%, due 7/15/40	820,155	906,862
	5.00%, due 2/15/41	608,937	676,722
	5.00%, due 5/15/41	265,300	299,673
	5.00%, due 9/15/41	164,255	183,302
	5.10%, due 1/15/32	631,704	716,377
	5.50%, due 9/15/35	83,640	95,239
	5.50%, due 3/15/36	383,418	430,621
	5.50%, due 11/20/37	411,716	460,103
	5.50%, due 8/15/39	2,157,076	2,496,149
	5.50%, due 10/15/39	610,356	690,655
	5.50%, due 9/20/41	72,036	80,994
	5.50%, due 1/20/42	460,680	522,740
	5.50%, due 5/20/42	531,695	603,311
	5.50%, due 7/20/42	838,465	940,037
	6.00%, due 11/20/34	334,970	384,568
	6.00%, due 1/20/39	182,856	206,021
	6.00%, due 10/20/41	76,906	87,968
	6.00%, due 12/20/41	765,972	873,170
	6.00%, due 1/20/42	873,869	998,243
	6.00%, due 2/20/42	871,244	995,425
	6.00%, due 3/20/42	143,829	164,253
	6.00%, due 4/20/42	701,632	801,817
	6.00%, due 5/20/42	271,928	305,715
	6.00%, due 7/20/42	183,103	209,048
	6.00%, due 8/20/42	197,422	225,591
	6.00%, due 9/20/42	451,774	516,396
	6.00%, due 11/20/42	182,386	207,675
	6.00%, due 2/20/43	247,393	282,630
			20,908,989
	United States Treasury Bonds 1.2%
	3.375%, due 5/15/44	4,215,000	4,351,987
	3.625%, due 2/15/44	1,006,000	1,087,109
	3.75%, due 11/15/43	6,076,000	6,715,876
			12,154,972
¤	United States Treasury Notes 7.1%
	0.375%, due 5/31/16	555,000	554,436
	0.50%, due 8/31/16	3,439,000	3,435,506
	0.75%, due 6/30/17	6,067,000	6,026,709
	0.75%, due 10/31/17	570,000	562,786
	0.75%, due 12/31/17	670,000	659,322
	0.75%, due 3/31/18	1,250,000	1,224,219
	0.875%, due 1/31/17	2,824,000	2,829,295
	0.875%, due 2/28/17	232,000	232,236
	0.875%, due 1/31/18	330,000	325,643
	1.25%, due 10/31/18	4,924,000	4,862,450
	1.375%, due 7/31/18	7,755,000	7,723,499
	1.375%, due 9/30/18	15,621,000	15,523,369
	1.50%, due 8/31/18	6,048,000	6,045,163
	1.625%, due 7/31/19	4,325,000	4,297,969
	1.75%, due 5/15/23	1,278,000	1,211,304
	2.375%, due 8/15/24	182,000	179,896
	2.50%, due 8/15/23	4,767,000	4,795,306
	2.50%, due 5/15/24	3,565,000	3,567,228
	2.75%, due 11/15/23	8,621,000	8,836,525
			72,892,861
	Total U.S. Government & Federal Agencies (Cost $171,957,044)		172,653,551

	Yankee Bonds 0.5% (g)
	Banks 0.5%
	Royal Bank of Scotland Group PLC
	5.125%, due 5/28/24	3,429,000	3,369,202
	6.10%, due 6/10/23	2,027,000	2,140,297
			5,509,499
	Total Yankee Bonds (Cost $5,484,397)		5,509,499
	Total Long-Term Bonds (Cost $427,914,827)		432,666,189

		Shares
	Common Stocks 55.7%
	Aerospace & Defense 1.7%
	Boeing Co. (The)	141,373	18,008,093

	Agriculture 2.5%
	Altria Group, Inc.	204,457	9,392,755
	Philip Morris International, Inc.	200,395	16,712,943
			26,105,698
	Airlines 0.8%
	United Continental Holdings, Inc. (h)	175,073	8,191,666

	Apparel 1.7%
	NIKE, Inc. Class B	195,987	17,482,040

	Auto Manufacturers 0.9%
¤	General Motors Co.	280,722	8,966,261

	Banks 2.7%
	JPMorgan Chase & Co.	155,884	9,390,452
	U.S. Bancorp	440,357	18,420,133
			27,810,585
	Beverages 0.4%
	Diageo PLC	160,497	4,644,387

	Chemicals 4.8%
¤	E.I. du Pont de Nemours & Co.	327,892	23,529,530
¤	LyondellBasell Industries, N.V. Class A	238,613	25,927,688
			49,457,218
	Commercial Services 2.3%
	Automatic Data Processing, Inc.	38,982	3,238,625
¤	MasterCard, Inc. Class A	249,273	18,426,260
	Towers Watson & Co. Class A	18,596	1,850,302
			23,515,187
	Computers 2.0%
¤	Apple, Inc.	207,279	20,883,359

	Diversified Financial Services 1.9%
¤	Blackstone Group L.P. (The)	610,823	19,228,708

	Electronics 2.9%
	Amphenol Corp. Class A	35,298	3,524,858
	Honeywell International, Inc.	101,724	9,472,539
	TE Connectivity, Ltd.	304,357	16,827,899
			29,825,296
	Entertainment 0.3%
	Six Flags Entertainment Corp.	78,237	2,690,570

	Finance - Credit Card 0.6%
	American Express Co.	71,554	6,263,837

	Finance - Other Services 0.4%
	CME Group, Inc.	55,467	4,434,864

	Food 1.1%
	Hershey Co. (The)	60,056	5,731,144
	Unilever PLC	133,358	5,588,598
			11,319,742
	Health Care - Services 1.8%
¤	Aetna, Inc.	231,899	18,783,819

	Hotels, Restaurants & Leisure 0.5%
	Starwood Hotels & Resorts Worldwide, Inc.	68,348	5,687,237

	Insurance 0.7%
	Prudential PLC	324,393	7,236,243

	Internet 1.6%
	Google, Inc. Class C (h)	19,158	11,061,063
	Priceline Group, Inc. (The) (h)	4,983	5,773,204
			16,834,267
	Internet Software & Services 0.4%
	Alibaba Group Holding, Ltd., Sponsored ADR (h)	49,829	4,427,307

	Lodging 1.3%
	Las Vegas Sands Corp.	208,910	12,996,291

	Media 2.8%
	CBS Corp. Class B	278,756	14,913,446
	Time Warner Cable, Inc.	44,962	6,451,598
	Viacom, Inc. Class B	94,564	7,275,754
			28,640,798
	Metal Fabricate & Hardware 1.2%
	Precision Castparts Corp.	52,007	12,319,418

	Miscellaneous - Manufacturing 1.0%
	3M Co.	46,286	6,557,801
	Dover Corp.	41,349	3,321,565
			9,879,366
	Oil & Gas 1.6%
	Chevron Corp.	135,168	16,128,246

	Pharmaceuticals 7.7%
	Abbott Laboratories	190,451	7,920,857
	AbbVie, Inc.	309,231	17,861,182
	AmerisourceBergen Corp.	97,371	7,526,778
	Bristol-Myers Squibb Co.	150,530	7,704,125
	Eli Lilly & Co.	84,415	5,474,313
	Endo International PLC (h)	36,379	2,486,141
	Express Scripts Holding Co. (h)	143,038	10,102,774
	Johnson & Johnson	115,127	12,271,387
	Mylan, Inc. (h)	168,334	7,657,514
			79,005,071
	Pipelines 1.8%
	Enterprise Products Partners, L.P.	456,670	18,403,801

	Real Estate Investment Trusts 0.6%
	CBS Outdoor Americas, Inc.	48,223	1,443,796
	Ventas, Inc.	74,487	4,614,470
			6,058,266
	Retail 0.9%
	AutoZone, Inc. (h)	6,916	3,524,809
	Home Depot, Inc. (The)	61,972	5,685,311
			9,210,120
	Software 1.3%
	Microsoft Corp.	293,745	13,618,018

	Telecommunications 0.2%
	Verizon Communications, Inc.	41,344	2,066,787

	Toys, Games & Hobbies 0.7%
	Mattel, Inc.	230,434	7,062,802

	Transportation 2.6%
	Canadian Pacific Railway, Ltd.	43,007	8,922,662
	Union Pacific Corp.	165,166	17,907,298
			26,829,960
	Total Common Stocks (Cost $419,693,664)		574,015,328
	Preferred Stocks 0.9%
	Banks 0.6%
	Morgan Stanley 6.875% (c)	42,650	1,114,445
	7.125% (c)	54,150	1,457,176
	Wells Fargo & Co. 6.625% (c)	87,750	2,426,287
	State Street Corp. 5.90% (c)	25,175	645,739
			5,643,647
	Diversified Financial Services 0.1%
	Citigroup Capital XIII 7.875% (c)	26,175	704,631

	Finance - Auto Loans 0.1%
	Ally Financial, Inc. 7.00% (b)	1,180	1,187,006

	Finance - Credit Card 0.1%
	Discover Financial Services 6.50%	57,275	1,443,903

	Total Preferred Stocks (Cost $8,588,741)		8,979,187

	Principal Amount
Short-Term Investment 1.6%
Repurchase Agreement 1.6%
State Street Bank and Trust Co. 0.00%, dated 9/30/14 due 10/1/14 Proceeds at Maturity $16,628,206 (Collateralized by a Federal National Mortgage Association security with a rate of 2.11% and a maturity date of 11/7/22, with a Principal Amount of $17,905,000 and a Market Value of $16,963,036)	$16,628,206	16,628,206
Total Short-Term Investment (Cost $16,628,206)		16,628,206
Total Investments (Cost $872,825,438) (i)	100.2%	1,032,288,910
Other Assets, Less Liabilities	(0.2)	(2,541,542)
Net Assets	100.0%	$1,029,747,368

¤	Among the Portfolio's 10 largest holdings or issuers held, as of September 30, 2014, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Subprime mortgage investment or other asset-backed security. As of September 30, 2014, the total market value of these securities was $2,107,447, which represented 0.2% of the Portfolio's net assets.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Floating rate - Rate shown was the rate in effect as of September 30, 2014.
(d)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown is the weighted average interest rate of all contracts within the floating rate loan facility as of September 30, 2014.
(e)	Illiquid security - As of September 30, 2014, the total market value of this security was $978,869, which represented 0.1% of the Portfolio's net assets.
(f)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of September 30, 2014.
(g)	Yankee Bond - Dollar-denominated bond issued in the United States by a foreign bank or corporation.
(h)	Non-income producing security.
(i)	As of September 30, 2014, cost was $872,567,760 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$164,583,371
Gross unrealized depreciation	(4,862,221)
Net unrealized appreciation	$159,721,150

The following abbreviation is used in the above portfolio:
ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$9,162,015	$—	$9,162,015
Corporate Bonds	—	226,399,031	—	226,399,031
Loan Assignments	—	7,877,891	—	7,877,891
Mortgage-Backed Securities	—	11,064,202	—	11,064,202
U.S. Government & Federal Agencies	—	172,653,551	—	172,653,551
Yankee Bonds	—	5,509,499	—	5,509,499
Total Long-Term Bonds	—	432,666,189	—	432,666,189
Common Stocks	574,015,328	—	—	574,015,328
Preferred Stocks	8,979,187	—	—	8,979,187
Short-Term Investment
Repurchase Agreement	—	16,628,206	—	16,628,206
Total Investments in Securities	$582,994,515	$449,294,395	$—	$1,032,288,910

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2014, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of September 30, 2014, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Large Cap Growth Portfolio

Portfolio of Investments September 30, 2014 (Unaudited)

		Shares	Value
	Common Stocks 99.3% †
	Aerospace & Defense 3.0%
	Honeywell International, Inc.	142,200	$13,241,664
	Precision Castparts Corp.	46,365	10,982,941
			24,224,605
	Airlines 1.0%
	Delta Air Lines, Inc.	215,600	7,793,940

	Auto Components 0.9%
	BorgWarner, Inc.	133,650	7,031,326

	Biotechnology 10.6%
	Alexion Pharmaceuticals, Inc. (a)	82,580	13,693,416
	Amgen, Inc.	80,600	11,321,076
	Biogen Idec, Inc. (a)	49,550	16,391,636
¤	Celgene Corp. (a)	241,400	22,879,892
¤	Gilead Sciences, Inc. (a)	194,370	20,690,686
			84,976,706
	Capital Markets 4.0%
	BlackRock, Inc.	38,540	12,653,453
	Charles Schwab Corp. (The)	272,000	7,994,080
	Morgan Stanley	327,200	11,311,304
			31,958,837
	Chemicals 3.2%
	Ecolab, Inc.	77,000	8,841,910
	Monsanto Co.	148,600	16,718,986
			25,560,896
	Consumer Finance 1.1%
	American Express Co.	105,500	9,235,470

	Energy Equipment & Services 2.8%
	Halliburton Co.	182,920	11,800,169
	Schlumberger, Ltd.	103,805	10,555,931
			22,356,100
	Food & Staples Retailing 2.2%
	Costco Wholesale Corp.	66,300	8,308,716
	CVS Health Corp.	116,200	9,248,358
			17,557,074
	Health Care Providers & Services 3.1%
	McKesson Corp.	74,980	14,596,357
	UnitedHealth Group, Inc.	117,500	10,134,375
			24,730,732
	Health Care Technology 1.7%
	Cerner Corp. (a)	156,800	9,340,576
	IMS Health Holdings, Inc. (a)	173,400	4,541,346
			13,881,922
	Hotels, Restaurants & Leisure 4.7%
	Chipotle Mexican Grill, Inc. (a)	11,880	7,919,089
	Hilton Worldwide Holdings, Inc. (a)	384,800	9,477,624
	MGM Resorts International (a)	201,250	4,584,475
	Starbucks Corp.	215,300	16,246,538
			38,227,726
	Industrial Conglomerates 1.1%
	Danaher Corp.	117,900	8,958,042

	Internet & Catalog Retail 5.4%
	Amazon.com, Inc. (a)	29,290	9,444,267
	Netflix, Inc. (a)	16,370	7,385,817
¤	Priceline Group, Inc. (The) (a)	18,400	21,317,872
	TripAdvisor, Inc. (a)	55,245	5,050,498
			43,198,454
	Internet Software & Services 14.4%
	Alibaba Group Holding, Ltd., Sponsored ADR (a)	114,200	10,146,670
¤	Baidu, Inc., Sponsored ADR (a)	94,300	20,579,089
	CoStar Group, Inc. (a)	40,740	6,336,700
¤	Facebook, Inc. Class A (a)	230,170	18,192,637
¤	Google, Inc. Class A (a)	30,250	17,799,402
¤	Google, Inc. Class C (a)	30,300	17,494,008
	LinkedIn Corp. Class A (a)	65,200	13,547,908
	Twitter, Inc. (a)	224,400	11,574,552
			115,670,966
	IT Services 6.2%
	Cognizant Technology Solutions Corp. Class A (a)	163,200	7,306,464
	MasterCard, Inc. Class A	195,500	14,451,360
¤	Visa, Inc. Class A	133,200	28,420,884
			50,178,708
	Media 5.9%
	Comcast Corp. Class A	130,800	7,034,424
	Liberty Global PLC Class C (a)	317,200	13,009,958
	Twenty-First Century Fox, Inc. Class A	473,300	16,229,457
	Walt Disney Co. (The)	125,300	11,155,459
			47,429,298
	Oil, Gas & Consumable Fuels 1.6%
	Concho Resources, Inc. (a)	101,100	12,676,929

	Pharmaceuticals 2.9%
	AbbVie, Inc.	267,800	15,468,128
	Zoetis, Inc.	211,200	7,803,840
			23,271,968
	Professional Services 1.1%
	Nielsen N.V.	206,700	9,163,011

	Real Estate Investment Trusts 1.7%
	American Tower Corp.	148,200	13,875,966

	Road & Rail 4.0%
¤	Union Pacific Corp.	298,700	32,385,054

	Semiconductors & Semiconductor Equipment 2.0%
	Applied Materials, Inc.	321,900	6,956,259
	ARM Holdings PLC, Sponsored ADR	210,600	9,201,114
			16,157,373
	Software 4.6%
¤	Salesforce.com, Inc. (a)	293,200	16,867,796
	ServiceNow, Inc. (a)	116,500	6,847,870
	Splunk, Inc. (a)	71,200	3,941,632
	Workday, Inc. Class A (a)	111,800	9,223,500
			36,880,798
	Specialty Retail 1.2%
	Ulta Salon Cosmetics & Fragrance, Inc. (a)	85,500	10,103,535

	Technology Hardware, Storage & Peripherals 3.9%
¤	Apple, Inc.	310,830	31,316,122

	Textiles, Apparel & Luxury Goods 3.4%
	Michael Kors Holdings, Ltd. (a)	96,000	6,853,440
	NIKE, Inc. Class B	188,600	16,823,120
	Under Armour, Inc. Class A (a)	56,600	3,911,060
			27,587,620
	Wireless Telecommunication Services 1.6%
	SBA Communications Corp. Class A (a)	114,000	12,642,600

	Total Common Stocks (Cost $623,964,997)		799,031,778

	Principal Amount
Short-Term Investment 0.9%
Repurchase Agreement 0.9%
State Street Bank and Trust Co. 0.00%, dated 9/30/14 due 10/1/14 Proceeds at Maturity $7,425,769 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 2.00% and a maturity date of 11/2/22, with a Principal Amount of $8,090,000 and a Market Value of $7,577,596)	$7,425,769	7,425,769
Total Short-Term Investment (Cost $7,425,769)		7,425,769
Total Investments (Cost $631,390,766) (b)	100.2%	806,457,547
Other Assets, Less Liabilities	(0.2)	(1,952,292)
Net Assets	100.0%	$804,505,255

¤	Among the Portfolio's 10 largest holdings, as of September 30, 2014, excluding short-term investment. May be subject to change daily.

†	Percentages indicated are based on Portfolio net assets.

(a)	Non-income producing security.

(b)	As of September 30, 2014, cost was $631,792,555 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$181,285,021
Gross unrealized depreciation	(6,620,029)
Net unrealized appreciation	$174,664,992

The following abbreviation is used in the above portfolio:

ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$799,031,778	$—	$—	$799,031,778
Short-Term Investment
Repurchase Agreement	—	7,425,769	—	7,425,769
Total Investments in Securities	$799,031,778	$7,425,769	$—	$806,457,547

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2014, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of September 30, 2014, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Marketfield Portfolio

Portfolio of Investments September 30, 2014 (Unaudited)

		Shares	Value
	Common Stocks 62.7% †
	Aerospace & Defense 0.8%
	Precision Castparts Corp. (a)	16,355	$3,874,172

	Auto Components 0.0%‡
	ElringKlinger A.G.	7,528	222,873

	Banks 11.1%
	Bank of America Corp.	351,833	5,998,753
¤	Bank of Ireland (b)	23,160,966	9,097,829
¤	Citigroup, Inc. (a)	127,323	6,597,878
	Grupo Financiero Banorte S.A.B. de C.V. Class O	643,501	4,121,032
	HSBC Holdings PLC	536,569	5,446,187
	Itau Unibanco Holding S.A., ADR (a)	432,613	6,004,668
	Sumitomo Mitsui Financial Group, Inc.	114,593	4,671,487
	U.S. Bancorp	115,564	4,834,042
	Wells Fargo & Co. (a)	100,322	5,203,702
			51,975,578
	Building Products 0.5%
	Geberit A.G.	7,411	2,397,106

	Chemicals 3.8%
	Dow Chemical Co. (The)	44,761	2,347,267
	Eastman Chemical Co.	57,626	4,661,367
	LyondellBasell Industries, N.V. Class A	21,472	2,333,148
	Potash Corporation of Saskatchewan, Inc. (a)	137,571	4,754,454
	Sherwin-Williams Co. (The) (a)	16,770	3,672,462
			17,768,698
	Construction Materials 3.5%
	Buzzi Unicem S.p.A.	137,584	1,878,514
	CRH PLC	106,173	2,426,925
	Eagle Materials, Inc. (a)	61,472	6,259,694
	Taiheiyo Cement Corp.	1,539,201	5,810,159
			16,375,292
	Consumer Finance 1.1%
	Discover Financial Services (a)	81,266	5,232,718

	Diversified Financial Services 0.9%
	CME Group, Inc. (a)	55,595	4,445,098

	Electronic Equipment, Instruments & Components 1.0%
	Hitachi, Ltd.	133,204	1,017,172
	Trimble Navigation, Ltd. (b)	126,724	3,865,082
			4,882,254
	Energy Equipment & Services 2.6%
	Baker Hughes, Inc. (a)	84,098	5,471,416
	Schlumberger, Ltd. (a)	61,393	6,243,054
	Seventy Seven Energy, Inc. (b)	12,001	284,904
			11,999,374
	Food & Staples Retailing 1.1%
	Costco Wholesale Corp. (a)	42,669	5,347,279

	Hotels, Restaurants & Leisure 0.3%
	Dalata Hotel Group PLC (b)	324,225	1,236,728

	Household Durables 6.3%
	D.R. Horton, Inc. (a)	165,495	3,395,957
	Lennar Corp. Class A (a)	110,060	4,273,630
	PulteGroup, Inc.	220,746	3,898,374
	Ryland Group, Inc. (The) (a)	102,457	3,405,671
	Sekisui House, Ltd.	268,980	3,168,654
	Sony Corp.	94,990	1,724,414
	Sony Corp., Sponsored ADR	72,451	1,307,016
	Toll Brothers, Inc. (a)(b)	100,227	3,123,073
	Whirlpool Corp.	35,104	5,112,898
			29,409,687
	Industrial Conglomerates 0.9%
	General Electric Co. (a)	158,912	4,071,325

	Internet & Catalog Retail 1.1%
	Amazon.com, Inc. (b)	15,521	5,004,591

	Internet Software & Services 1.5%
¤	Facebook, Inc. Class A (a)(b)	90,207	7,129,961

	Machinery 3.6%
	Cummins, Inc. (a)	31,439	4,149,319
	Deere & Co. (a)	48,252	3,956,181
	Fanuc Corp.	25,526	4,610,623
	Joy Global, Inc. (a)	79,670	4,345,202
			17,061,325
	Metals & Mining 9.1%
¤	Alcoa, Inc. (a)	429,165	6,905,265
	Allegheny Technologies, Inc.	60,081	2,229,005
	BHP Billiton, Ltd., ADR	47,814	2,815,289
	Carpenter Technology Corp.	29,601	1,336,485
	Freeport-McMoRan, Inc. (a)	140,695	4,593,692
	Glencore PLC (b)	927,744	5,161,771
	Nippon Steel & Sumitomo Metal Corp.	1,672,466	4,339,948
	Nucor Corp.	94,454	5,126,963
	Rio Tinto PLC	1	49
	Silver Wheaton Corp.	72,753	1,449,967
	Steel Dynamics, Inc. (a)	239,356	5,411,839
	Teck Resources, Ltd. Class B (a)	180,264	3,405,187
			42,775,460
	Oil, Gas & Consumable Fuels 1.9%
	Chesapeake Energy Corp. (a)	174,510	4,011,985
	Devon Energy Corp.	74,286	5,064,819
			9,076,804
	Real Estate Investment Trusts 1.8%
	Green REIT PLC (b)	1,505,517	2,472,007
	Hibernia REIT PLC (b)	976,375	1,418,193
	Merlin Properties Socimi S.A. (b)	349,845	4,440,812
			8,331,012
	Real Estate Management & Development 3.8%
	Deutsche Wohnen A.G.	87,343	1,866,591
	Kennedy Wilson Europe Real Estate PLC	306,857	5,432,277
	Mitsubishi Estate Co., Ltd.	180,741	4,068,011
	St. Joe Co. (The) (a)(b)	173,834	3,464,512
	Sumitomo Realty & Development Co., Ltd.	84,378	3,002,372
			17,833,763
	Road & Rail 0.1%
	DSV A/S	8,001	225,359

	Semiconductors & Semiconductor Equipment 3.4%
	First Solar, Inc. (b)	76,776	5,052,629
	Intel Corp. (a)	173,787	6,051,263
	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (a)	238,437	4,811,659
			15,915,551
	Software 0.9%
	FireEye, Inc. (b)	51,989	1,588,784
	Splunk, Inc. (a)(b)	47,778	2,644,990
			4,233,774
	Specialty Retail 1.2%
	Home Depot, Inc. (The) (a)	59,801	5,486,144

	Trading Companies & Distributors 0.4%
	Beacon Roofing Supply, Inc. (a)(b)	76,570	1,951,004

	Total Common Stocks (Cost $283,204,474)		294,262,930

	Exchange-Traded Funds 16.4% (c)
	iShares Dow Jones U.S. Home Construction Index Fund (a)	221,065	4,971,752
	iShares MSCI Brazil Capped ETF	119,641	5,198,401
¤	iShares MSCI Hong Kong ETF	682,815	13,881,629
¤	iShares MSCI Japan Index Fund	977,252	11,502,256
¤	iShares MSCI Mexico Investable Market Index Fund (a)	109,129	7,500,436
	Market Vectors Agribusiness ETF (a)	112,414	5,945,577
¤	Market Vectors Gold Miners ETF (a)	343,785	7,339,810
¤	SPDR S&P Homebuilders (a)	239,782	7,095,149
¤	Vanguard FTSE Emerging Markets ETF	327,215	13,648,138
	Total Exchange-Traded Funds (Cost $81,042,740)		77,083,148

	Preferred Stock 1.0%
	Banks 1.0%
¤	Bank of Ireland Trust-Preferred Security 10.24% (d)	3,377,000	4,521,241

	Total Preferred Stock (Cost $4,860,466)		4,521,241

	Notional Amount
Purchased Options 0.4%
Purchased Call Options 0.1%
CNH/USD
Strike Price $6.167 Expires 2/27/15	26,292,012	406,106
Strike Price $6.722 Expires 12/9/14	13,500,000	1,836
Total Purchased Call Options (Cost $560,134)		407,942

Purchased Put Option 0.3%
EUR/USD Strike Price $1.35 Expires 11/14/14	13,004,587	1,129,677
Total Purchased Put Option (Cost $287,470)		1,129,677
Total Purchased Options (Cost $847,604)		1,537,619

	Shares
Short-Term Investment 2.1%
Money Market Fund 2.1%
State Street Institutional Treasury Money Market Fund	10,000,038	10,000,038

Total Short-Term Investment (Cost $10,000,038)		10,000,038
Total Investments, Before Investments Sold Short (Cost $379,955,322) (h)	82.6%	387,404,976

Common Stocks Sold Short (11.8%)
Airlines (1.4%)
Delta Air Lines, Inc.	(99,176)	(3,585,212)
United Continental Holdings, Inc. (b)	(63,009)	(2,948,191)
		(6,533,403)
Beverages (1.3%)
Coca-Cola Co. (The)	(140,621)	(5,998,892)

Electric Utilities (1.4%)
Southern Co.	(151,614)	(6,617,951)

Food & Staples Retailing (2.1%)
Wal-Mart Stores, Inc.	(86,144)	(6,587,432)
Whole Foods Market, Inc.	(83,332)	(3,175,782)
		(9,763,214)
Food Products (1.2%)
Danone	(41,560)	(2,782,096)
Nestle S.A.	(38,905)	(2,862,759)
		(5,644,855)
Insurance (1.0%)
Allianz SE	(29,521)	(4,785,724)

Multi-Utilities (3.4%)
Consolidated Edison, Inc.	(101,126)	(5,729,799)
PG&E Corp.	(146,186)	(6,584,218)
Wisconsin Energy Corp.	(84,280)	(3,624,040)
		(15,938,057)
Total Common Stocks Sold Short (Proceeds $55,872,629)		(55,282,096)

Exchange -Traded Funds Sold Short (6.9%) (c)
Consumer Staples Select Sector Consumer Staples SPDR	(104,933)	(4,733,528)
iShares JP Morgan USD Emerging Markets Bond	(97,563)	(11,009,985)
SPDR S&P Retail ETF	(195,263)	(16,710,607)
Total Exchange -Traded Funds Sold Short (Cost $32,246,754)		(32,454,120)
Total Investments Sold Short (Proceeds $88,119,383) (e)	(18.7)%	(87,736,216)
Total Investments, Net of Investments Sold Short (Cost $291,835,939)	63.9	299,668,760
Other Assets, Less Liabilities	36.1	169,414,743
Net Assets	100.0%	$469,083,503

	Contracts Short	Unrealized Appreciation (Depreciation)(f)
Futures Contracts (0.0%)‡

CAC 40 Index 10 Euro October 2014 (g)	(105)	$(27,053)
DAX Index December 2014 (g)	(49)	185,636
EURO STOXX 50 Index December 2014 (g)	(269)	(64,714)
Euro-Bund (German Federal Government) December 2014 (g)	(122)	(123,523)
Euro-OAT (French Government Bond) December 2014 (g)	(190)	(191,173)
Total Futures Contracts (Notional Amount $89,053,056)		$(220,827)

¤	Among the Portfolio's 10 largest holdings, as of September 30, 2014, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Security, or a portion thereof, was maintained in a segregated account at the Portfolio's custodian as collateral for securities sold short.
(b)	Non-income producing security.
(c)	Exchange-Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(e)	As of September 30, 2014, cash in the amount of $99,059,476 was on deposit with brokers for short sale transactions.
(f)	Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2014.
(g)	As of September 30, 2014, cash in the amount of $4,031,628 was on deposit with brokers for futures transactions.
(h)	As of September 30, 2014, cost was $380,449,935 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$24,669,932
Gross unrealized depreciation	(17,714,891)
Net unrealized appreciation	$6,955,041

The following abbreviations are used in the above portfolio:
ADR	—American Depositary Receipt
CNH	—Chinese Offshore Yuan
ETF	—Exchange-Traded Fund
EUR	—Euro
SPDR	—Standard & Poor's Depositary Receipt
USD	—United States Dollar

At September 30, 2014, the Portfolio held the following OTC credit default swap contract:

Reference Entity	Counterparty	Termination Date	Buy/Sell Protection[1]	Notional Amount (000)[2]	(Pay)/Receive Fixed Rate[3]	Upfront Premiums Received/(Paid)	Value	Unrealized Appreciation/ Depreciation[4]
Republic of South Africa
5.50%, due 3/9/20	Citigroup	6/20/2019	Buy	$4,497	1.00%	$(228,806)	$(159,636)	$(69,170)
							$(159,636)	$(69,170)

1. Buy—Portfolio pays premium and buys credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell—Portfolio receives premium and sells credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2. The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

3. The annual fixed rate represents the interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

4. Represents the difference between the value of the credit default swap contracts at the time they were opened and the value at September 30, 2014.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014, for valuing the Portfolio’s assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$294,262,930	$—	$—	$294,262,930
Exchange-Traded Funds	77,083,148	—	—	77,083,148
Preferred Stock	—	4,521,241	—	4,521,241
Short-Term Investment
Money Market Fund	10,000,038	—	—	10,000,038
Total Investments in Securities	381,346,116	4,521,241	—	385,867,357
Other Financial Instruments
Futures Contracts Short (b)	185,636	—	—	185,636
Purchased Call Options	407,942	—	—	407,942
Purchased Put Option	1,129,677	—	—	1,129,677
Total Other Financial Instruments	1,723,255	—	—	1,723,255
Total Investments in Securities and Other Financial Instruments	$383,069,371	$4,521,241	$—	$387,590,612

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities Sold Short (a)
Common Stocks Sold Short	$(55,282,096)	$—	$—	$(55,282,096)
Exchange-Traded Fund Sold Short	(32,454,120)	—	—	(32,454,120)
Total Investments in Securities Sold Short	(87,736,216)	—	—	(87,736,216)
Other Financial Instruments
Futures Contracts Short (b)	(406,463)	—	—	(406,463)
Credit Default Swap Contracts (b)	—	(69,170)	—	(69,170)
Total Other Financial Instruments	(406,463)	(69,170)	—	(475,633)
Total Investments in Securities Sold Short and Other Financial Instruments	$(88,142,679)	$(69,170)	$—	$(88,211,849)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2014, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of September 30, 2014, the Portfolio did not hold any investment with significant unobservable inputs (Level 3).

MainStay VP MFS® Utilities Portfolio

Portfolio of Investments September 30, 2014 (Unaudited)

	Principal Amount	Value
Long-Term Bonds 0.8%†
Convertible Bond 0.7%
Telecommunications 0.7%
SBA Communications Corp. 4.00%, due 10/1/14	$2,867,193	$10,487,475

Total Convertible Bond (Cost $5,154,154)		10,487,475

Corporate Bond 0.1%
Electric 0.1%
Viridian Group FundCo II 11.125%, due 4/1/17 (a)(b)	1,045,000	1,128,600

Total Corporate Bond (Cost $1,025,607)		1,128,600

Mortgage-Backed Security 0.0%‡
Commercial Mortgage Loans (Collateralized Mortgage Obligation) 0.0%‡
Falcon Franchise Loan LLC Series 2001-1, Class IO 12.509%, due 1/5/23 (a)(b)(c)(d)	16,680	1,353

Total Mortgage-Backed Security (Cost $965)		1,353
Total Long-Term Bonds (Cost $6,180,726)		11,617,428

		Shares
	Common Stocks 89.8%
	Commercial Services & Supplies 0.3%
	Covanta Holding Corp.	188,670	4,003,577

	Diversified Telecommunication Services 7.1%
	Bezeq-The Israeli Telecommunication Corp., Ltd.	7,260,009	12,539,110
	CenturyLink, Inc.	170,534	6,973,135
	Com Hem Holding AB (e)	1,054,779	7,681,352
	Hellenic Telecommunications Organization S.A. (e)	748,760	9,835,505
	Oi S.A.	3,258,447	2,382,850
	TDC A/S	1,131,582	8,594,075
	Telecom Italia S.p.A. (e)	533,151	611,107
	Telecom Italia - RSP S.p.A.	14,179,877	12,599,615
	TELUS Corp.	191,444	6,536,737
	Verizon Communications, Inc.	320,426	16,018,096
	Vivendi S.A. (e)	28,492	688,068
	XL Axiata Tbk PT	8,142,500	4,143,086
	Ziggo N.V. (e)	249,894	11,706,670
			100,309,406
	Electric Utilities 23.9%
	ALLETE, Inc.	186,412	8,274,829
	American Electric Power Co., Inc.	432,567	22,584,323
	Cheung Kong Infrastructure Holdings, Ltd.	1,270,000	8,922,066
	Cia Paranaense de Energia Class B, Sponsored ADR	224,814	3,073,207
	CPFL Energia S.A.	736,031	5,746,319
	Duke Energy Corp.	66,447	4,968,242
	Edison International	334,220	18,689,582
	EDP - Energias de Portugal S.A.	6,773,535	29,558,619
	EDP - Energias do Brasil S.A.	2,568,900	10,494,944
	Enel S.p.A.	657,733	3,490,811
	Equatorial Energia S.A.	125,857	1,275,152
¤	Exelon Corp.	783,266	26,701,538
	Iberdrola S.A.	561,610	4,021,968
	ITC Holdings Corp.	313,029	11,153,223
	Light S.A.	508,277	4,294,217
¤	NextEra Energy, Inc.	413,909	38,857,777
	Northeast Utilities	550,245	24,375,854
	NRG Yield, Inc. Class A	57,938	2,725,983
	OGE Energy Corp.	554,002	20,559,014
	Pinnacle West Capital Corp.	217,512	11,884,856
	Portland General Electric Co.	162,640	5,223,997
¤	PPL Corp.	1,261,841	41,438,858
	Red Electrica Corp. S.A.	137,507	11,907,383
	SSE PLC	598,902	15,019,979
			335,242,741
	Gas Utilities 3.3%
	APA Group	494,311	3,219,988
	China Resources Gas Group, Ltd.	3,354,000	9,070,877
	Enagas S.A.	469,813	15,149,439
	Gas Natural SDG S.A.	268,412	7,902,507
	Infraestructura Energetica Nova S.A.B. de C.V.	552,400	3,374,327
	Snam S.p.A.	1,358,581	7,515,889
			46,233,027
	Independent Power & Renewable Electricity Producers 11.2%
	Abengoa Yield PLC (e)	304,191	10,823,116
	AES Corp. (The)	1,654,784	23,464,837
	Aksa Enerji Uretim AS (e)	3,318,674	3,586,101
¤	Calpine Corp. (e)	1,464,415	31,777,805
	China Longyuan Power Group Corp.	3,736,000	3,647,061
	Drax Group PLC	856,583	8,977,620
	Dynegy, Inc. (e)	65,629	1,894,053
	EDP Renovaveis S.A.	3,879,356	26,900,025
	Enel Green Power S.p.A.	517,620	1,324,559
	Infinis Energy PLC	796,068	2,839,201
	NextEra Energy Partners, L.P. (e)	19,614	680,410
¤	NRG Energy, Inc.	1,337,647	40,771,480
			156,686,268
	Media 9.1%
	Altice S.A. (e)	112,028	5,932,970
	Astro Malaysia Holdings Bhd	6,980,800	7,128,694
	Charter Communications, Inc. Class A (e)	85,187	12,894,756
¤	Comcast Corp. Class A	756,144	40,453,704
	Liberty Global PLC Class A (e)	92,519	3,935,758
	Liberty Global PLC Class C (e)	429,699	17,624,105
	Quebecor, Inc. Class B	300,140	7,541,354
	Time Warner Cable, Inc.	139,918	20,076,834
	Time Warner, Inc.	65,734	4,943,854
	Twenty-First Century Fox, Inc. Class A	198,844	6,818,361
			127,350,390
	Multi-Utilities 12.4%
	AGL Energy, Ltd.	309,826	3,672,971
	Alliant Energy Corp.	24,665	1,366,688
	Ameren Corp.	184,395	7,067,860
	Canadian Utilities, Ltd. Class A	75,391	2,633,417
¤	CMS Energy Corp.	1,129,748	33,508,326
¤	Dominion Resources, Inc.	278,495	19,241,220
	DTE Energy Co.	281,334	21,403,891
	GDF Suez	591,242	14,830,822
	NiSource, Inc.	107,860	4,420,103
	PG&E Corp.	15,866	714,605
	Public Service Enterprise Group, Inc.	716,163	26,669,910
¤	Sempra Energy	327,711	34,534,185
	Wisconsin Energy Corp.	80,382	3,456,426
			173,520,424
	Oil, Gas & Consumable Fuels 16.1%
	Access Midstream Partners, L.P.	119,993	7,636,355
	Anadarko Petroleum Corp.	104,047	10,554,528
	Antero Resources Corp. (e)	74,042	4,064,165
	Cheniere Energy, Inc. (e)	86,144	6,894,104
	Cone Midstream Partners, L.P. (e)	84,760	2,381,756
	DCP Midstream Partners, L.P.	23,520	1,280,664
	El Paso Pipeline Partners, L.P.	19,997	803,080
	Enable Midstream Partners, L.P.	95,448	2,351,839
	Enbridge, Inc.	271,097	12,976,928
	Energen Corp.	151,693	10,958,302
	Energy Transfer Equity, L.P.	85,219	5,257,160
	EQT Corp.	149,232	13,660,697
	Kinder Morgan, Inc.	807,251	30,950,003
	MarkWest Energy Partners, L.P.	79,404	6,099,815
	Noble Energy, Inc.	73,629	5,033,278
	ONEOK Partners, L.P.	111,155	6,220,234
	ONEOK, Inc.	283,973	18,614,430
	Plains All American Pipeline, L.P.	59,899	3,525,655
	Plains Gp Holdings, L.P. Class A	111,464	3,416,372
	SemGroup Corp. Class A	78,601	6,545,105
	Spectra Energy Corp.	229,456	9,008,443
	Western Gas Equity Partners, L.P.	129,512	7,892,461
¤	Williams Cos., Inc. (The)	752,526	41,652,314
	Williams Partners, L.P.	167,294	8,874,947
			226,652,635
	Real Estate Investment Trusts 1.6%
	American Tower Corp.	243,601	22,808,362

	Wireless Telecommunication Services 4.8%
	Advanced Info Service PCL	66,600	462,144
	Cellcom Israel, Ltd.	403,743	4,433,098
	KDDI Corp.	133,400	8,019,204
	Megafon OAO, GDR	269,935	6,850,950
	Mobile Telesystems OJSC (e)(f)	157,180	1,087,669
	Mobile Telesystems OJSC, Sponsored ADR	803,402	12,002,826
	Philippine Long Distance Telephone Co.	1,830	126,329
	SBA Communications Corp. Class A (e)	100,808	11,179,607
	Tim Participacoes S.A., ADR	143,617	3,762,765
	Turkcell Iletisim Hizmetleri AS (e)	1,413,700	7,389,704
	Vodafone Group PLC	3,710,011	12,293,607
			67,607,903
	Total Common Stocks (Cost $1,086,447,141)		1,260,414,733

	Convertible Preferred Stocks 3.5%
	Electric Utilities 1.9%
¤	Exelon Corp. 6.50%	308,852	15,689,681
¤	NextEra Energy, Inc. 5.889%	174,477	10,452,917
			26,142,598
	Multi-Utilities 1.3%
¤	Dominion Resources, Inc.
	6.00%	157,564	8,862,975
	6.125%	129,614	7,266,161
	6.375%	53,700	2,679,630
			18,808,766
	Real Estate Investment Trusts 0.3%
	American Tower Corp. 5.25% Series A	39,930	4,332,405
	Total Convertible Preferred Stocks (Cost $45,980,615)		49,283,769

	Preferred Stocks 1.1%
	Diversified Telecommunication Services 0.7%
	Oi S.A. 18.37% (g)	12,454,950	8,853,687

	Electric Utilities 0.4%
	Cia Paranaense de Energia Class B 2.70% (g)	443,300	6,038,044

	Total Preferred Stocks (Cost $17,051,657)		14,891,731

	Principal Amount
Short-Term Investments 3.8%
Financial Company Commercial Paper 0.1%
HSBC Americas, Inc. 0.050%, due 10/1/14 (h)	$1,220,000	1,220,000
Total Financial Company Commercial Paper (Cost $1,220,000)		1,220,000
Other Commercial Paper 3.5%
General Electric Co. 0.060%, due 10/1/14 (h)	49,254,000	49,254,000
Total Other Commercial Paper (Cost $49,254,000)		49,254,000
Repurchase Agreement 0.2%
State Street Bank and Trust Co. 0.00%, dated 9/30/14 due 10/1/14 Proceeds at Maturity $3,277,065 (Collateralized by a Federal National Mortgage Association security with a rate of 2.11% and a maturity date of 11/7/22, with a Principal Amount of $3,530,000 and a Market Value of $3,344,290)	3,277,065	3,277,065
Total Repurchase Agreement (Cost $3,277,065)		3,277,065
Total Short-Term Investments (Cost $53,751,065)		53,751,065
Total Investments (Cost $1,209,411,204) (i)	99.0%	1,389,958,726
Other Assets, Less Liabilities	1.0	14,436,556
Net Assets	100.0%	$1,404,395,282

¤	Among the Portfolio's 10 largest holdings, as of September 30, 2014, excluding short-term investments. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Restricted security.
(c)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of September 30, 2014.
(d)	Illiquid security - As of September 30, 2014, the total market value of this security was $1,353, which represented less than one-tenth of a percent of the Portfolio's net assets.
(e)	Non-income producing security.
(f)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of September 30, 2014, the total market value of this security was $1,087,669, which represented 0.1% of the Portfolio's net assets.
(g)	Floating rate—Rate shown was the rate in effect as of September 30, 2014.
(h)	Interest rate shown represents yield to maturity.
(i)	As of September 30, 2014, cost was $1,211,430,964 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$213,614,458
Gross unrealized depreciation	(35,086,696)
Net unrealized appreciation	$178,527,762

The following abbreviations are used in the above portfolio:
ADR	—American Depositary Receipt
GDR	—Global Depositary Receipt

As of September 30, 2014, the Portfolio held the following foreign currency forward contracts:

Foreign Currency Buy Contracts	Expiration Date	Counterparty	Contract Amount Purchased		Contract Amount Sold		Unrealized Appreciation (Depreciation)

Euro vs. U.S. Dollar	12/18/14	Barclays Bank PLC	EUR	656,000	USD	849,992	USD	(20,975)
Euro vs. U.S. Dollar	10/10/14	Credit Suisse International		110,592		150,588		(10,897)
Euro vs. U.S. Dollar	10/10/14	Deutsche Bank A.G.		479,920		606,173		21
Euro vs. U.S. Dollar	10/10/14	JPMorgan Chase Bank		363,897		470,293		(10,649)
Euro vs. U.S. Dollar	10/10/14	UBS A.G.		3,486,699		4,743,233		(339,130)
Pound Sterling vs. U.S. Dollar	10/10/14	Credit Suisse International	GBP	46,870		76,684		(705)
Pound Sterling vs. U.S. Dollar	10/10/14	Deutsche Bank A.G.		264,429		429,825		(1,176)
Pound Sterling vs. U.S. Dollar	10/10/14	Merrill Lynch International Bank		1,556,000		2,610,531		(88,196)

Foreign Currency Sales Contracts			Contract Amount Sold		Contract Amount Purchased

Euro vs. U.S. Dollar	10/10/14	Barclays Bank PLC	EUR	58,530	USD	75,818	USD	1,888
Euro vs. U.S. Dollar	10/10/14	Citibank N.A.		27,760		36,005		941
Euro vs. U.S. Dollar	10/10/14	Credit Suisse International		31,251,915		42,529,297		3,054,520
Euro vs. U.S. Dollar	10/10/14	Deutsche Bank A.G.		14,665,850		19,921,667		1,397,006
Euro vs. U.S. Dollar	10/10/14	Goldman Sachs & Co.		658,944		887,243		54,920
Euro vs. U.S. Dollar	10/10/14	JPMorgan Chase Bank		36,247,062		49,338,968		3,554,743
Euro vs. U.S. Dollar	10/10/14	Merrill Lynch International Bank		655,342		868,656		40,885
Euro vs. U.S. Dollar	10/10/14	UBS A.G.		657,730		874,054		43,264
Pound Sterling vs. U.S. Dollar	10/10/14	Barclays Bank PLC	GBP	129,935		215,326		4,696
Pound Sterling vs. U.S. Dollar	10/10/14	Credit Suisse International		8,336,052		14,258,950		745,896
Pound Sterling vs. U.S. Dollar	10/10/14	JPMorgan Chase Bank		72,000		121,116		4,401
Pound Sterling vs. U.S. Dollar	10/10/14	Merrill Lynch International Bank		8,336,052		14,264,026		750,973
Net unrealized appreciation (depreciation) on foreign currency forward contracts							USD	9,182,426

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014, for valuing the Portfolio's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Convertible Bond	$—	$10,487,475	$—	$10,487,475
Corporate Bond	—	1,128,600	—	1,128,600
Mortgage-Backed Security	—	1,353	—	1,353
Total Long-Term Bonds	—	11,617,428	—	11,617,428
Common Stocks	1,259,327,064	1,087,669	—	1,260,414,733
Convertible Preferred Stocks	49,283,769	—	—	49,283,769
Preferred Stocks	14,891,731	—	—	14,891,731
Short-Term Investments
Financial Company Commerical Paper	—	1,220,000	—	1,220,000
Other Commercial Paper	—	49,254,000	—	49,254,000
Repurchase Agreement	—	3,277,065	—	3,277,065
Total Short-Term Investments	—	53,751,065	—	53,751,065
Total Investments in Securities	1,323,502,564	66,456,162	—	1,389,958,726
Other Financial Instruments
Foreign Currency Forward Contracts (b)	—	9,654,154	—	9,654,154
Total Investments in Securities and Other Financial Instruments	$1,323,502,564	$76,110,316	$—	$1,399,612,880

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Foreign Currency Forward Contracts (b)	$—	$(471,728)	$—	$(471,728)
Total Other Financial Instruments	$—	$(471,728)	$—	$(471,728)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2014, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of September 30, 2014, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

As of September 30, 2014, the Portfolio held the following restricted securities:

	Date(s) of	Principal		9/30/14	Percent of
Security	Acquisition	Amount	Cost	Value	Net Assets

Falcon Franchise Loan LLC	2/17/12	$16,680	$965	$1,353	0.0	%‡
Viridian Group FundCo II	3/1/12	$1,045,000	1,025,607	1,128,600	0.1
Total			$1,026,572	$1,129,953	0.1%

‡ Less than one-tenth of a percent.

MainStay VP Mid Cap Core Portfolio

Portfolio of Investments September 30, 2014 (Unaudited)

		Shares	Value
	Common Stocks 98.9% †
	Aerospace & Defense 2.2%
	Huntington Ingalls Industries, Inc.	8,865	$923,822
	L-3 Communications Holdings, Inc.	57,762	6,869,057
	Spirit AeroSystems Holdings, Inc. Class A (a)	149,457	5,688,333
	Textron, Inc.	174,024	6,263,124
			19,744,336
	Air Freight & Logistics 0.0%‡
	C.H. Robinson Worldwide, Inc.	178	11,805

	Airlines 1.5%
	Alaska Air Group, Inc.	60,912	2,652,108
¤	Southwest Airlines Co.	249,062	8,410,824
	United Continental Holdings, Inc. (a)	48,543	2,271,327
			13,334,259
	Automobiles 0.4%
	Tesla Motors, Inc. (a)	13,755	3,338,063

	Banks 0.4%
	CIT Group, Inc.	37,757	1,735,312
	Comerica, Inc.	8,854	441,460
	Fifth Third Bancorp	22,791	456,276
	SunTrust Banks, Inc.	82	3,118
	SVB Financial Group (a)	6,300	706,167
			3,342,333
	Beverages 2.0%
	Coca-Cola Enterprises, Inc.	106,419	4,720,747
	Dr. Pepper Snapple Group, Inc.	108,348	6,967,860
	Molson Coors Brewing Co. Class B	86,212	6,417,621
			18,106,228
	Biotechnology 1.2%
	Myriad Genetics, Inc. (a)	147,557	5,691,273
	United Therapeutics Corp. (a)	40,889	5,260,370
			10,951,643
	Capital Markets 2.3%
¤	Ameriprise Financial, Inc.	66,483	8,202,672
	Lazard, Ltd. Class A	112,496	5,703,547
	Legg Mason, Inc.	116,209	5,945,252
	LPL Financial Holdings, Inc.	1,913	88,094
	Raymond James Financial, Inc.	12,650	677,787
	SEI Investments Co.	412	14,898
	T. Rowe Price Group, Inc.	439	34,418
			20,666,668
	Chemicals 0.8%
	Airgas, Inc.	538	59,530
	Cabot Corp.	98,936	5,022,981
	Mosaic Co. (The)	35,964	1,597,161
	Sherwin-Williams Co. (The)	786	172,126
	Westlake Chemical Corp.	3,182	275,529
			7,127,327
	Commercial Services & Supplies 1.8%
	ADT Corp. (The)	161,724	5,734,733
	Clean Harbors, Inc. (a)	95,241	5,135,395
	Covanta Holding Corp.	6,159	130,694
	Pitney Bowes, Inc.	220,165	5,501,923
			16,502,745
	Communications Equipment 2.3%
	Arris Group, Inc. (a)	183,529	5,203,965
	Brocade Communications Systems, Inc.	133,425	1,450,330
	EchoStar Corp. Class A (a)	94,868	4,625,764
	Juniper Networks, Inc.	210,428	4,660,980
	Riverbed Technology, Inc. (a)	277,803	5,151,856
			21,092,895
	Construction & Engineering 0.0%‡
	KBR, Inc.	15,011	282,657

	Consumer Finance 0.1%
	Navient Corp.	61,356	1,086,615

	Containers & Packaging 0.2%
	Ball Corp.	28,216	1,785,226

	Diversified Consumer Services 1.6%
	Apollo Education Group, Inc. (a)	106,973	2,690,371
	DeVry Education Group, Inc.	125,379	5,367,475
	H&R Block, Inc.	192,272	5,962,355
			14,020,201
	Diversified Financial Services 2.7%
	Interactive Brokers Group, Inc. Class A	153,399	3,827,305
	Leucadia National Corp.	5,486	130,786
	McGraw Hill Financial, Inc.	33,896	2,862,517
	Moody's Corp.	62,871	5,941,310
	NASDAQ OMX Group, Inc. (The)	132,858	5,635,836
	Voya Financial, Inc.	148,716	5,814,796
			24,212,550
	Diversified Telecommunication Services 2.0%
	Frontier Communications Corp.	904,103	5,885,711
	Level 3 Communications, Inc. (a)	138,863	6,350,205
	Windstream Holdings, Inc.	528,426	5,696,432
			17,932,348
	Electric Utilities 1.4%
	Edison International	13,391	748,825
	Entergy Corp.	78,914	6,102,420
	Pepco Holdings, Inc.	220,412	5,898,225
	Xcel Energy, Inc.	4,118	125,187
			12,874,657
	Electrical Equipment 0.2%
	Rockwell Automation, Inc.	12,621	1,386,795

	Electronic Equipment, Instruments & Components 1.0%
	CDW Corp.	58,285	1,809,749
	Dolby Laboratories, Inc. Class A (a)	112,852	4,716,085
	Tech Data Corp. (a)	10,524	619,443
	Vishay Intertechnology, Inc.	119,953	1,714,128
			8,859,405
	Energy Equipment & Services 2.1%
	Nabors Industries, Ltd.	243,823	5,549,411
	Patterson-UTI Energy, Inc.	168,677	5,487,063
	RPC, Inc.	30,751	675,292
	Seventy Seven Energy, Inc. (a)	5,405	128,315
	Superior Energy Services, Inc.	155,895	5,124,269
	Unit Corp. (a)	40,247	2,360,486
			19,324,836
	Food & Staples Retailing 1.2%
¤	Kroger Co. (The)	169,905	8,835,060
	Rite Aid Corp. (a)	175,424	849,052
	Safeway, Inc.	33,287	1,141,744
			10,825,856
	Food Products 3.1%
	Bunge, Ltd.	80,576	6,786,916
	ConAgra Foods, Inc.	28,426	939,195
	Hormel Foods Corp.	19,809	1,017,984
	Ingredion, Inc.	74,617	5,655,222
	Keurig Green Mountain, Inc.	11,289	1,469,038
	Pilgrim's Pride Corp. (a)	172,567	5,273,648
	Tyson Foods, Inc. Class A	172,707	6,799,475
			27,941,478
	Gas Utilities 0.2%
	UGI Corp.	49,213	1,677,671

	Health Care Equipment & Supplies 2.2%
	C.R. Bard, Inc.	44,785	6,391,267
	CareFusion Corp. (a)	34,119	1,543,885
	Edwards Lifesciences Corp. (a)	64,635	6,602,465
	Hill-Rom Holdings, Inc.	124,484	5,157,372
			19,694,989
	Health Care Providers & Services 6.1%
	Cardinal Health, Inc.	93,635	7,015,134
	Centene Corp. (a)	72,887	6,028,484
	Cigna Corp.	70,337	6,378,863
	Community Health Systems, Inc. (a)	866	47,448
¤	HCA Holdings, Inc. (a)	118,312	8,343,362
	Health Net, Inc. (a)	120,142	5,539,748
¤	Humana, Inc.	58,637	7,639,815
	LifePoint Hospitals, Inc. (a)	74,458	5,151,749
	Omnicare, Inc.	46,448	2,891,852
	Universal Health Services, Inc. Class B	53,827	5,624,921
			54,661,376
	Hotels, Restaurants & Leisure 3.0%
	Brinker International, Inc.	108,766	5,524,225
	Hilton Worldwide Holdings, Inc. (a)	220,750	5,437,073
	Panera Bread Co. Class A (a)	20,135	3,276,367
	Royal Caribbean Cruises, Ltd.	97,915	6,588,700
	Wyndham Worldwide Corp.	80,025	6,502,832
			27,329,197
	Household Durables 0.6%
	Harman International Industries, Inc.	54,626	5,355,533
	NVR, Inc. (a)	155	175,153
			5,530,686
	Household Products 0.6%
	Church & Dwight Co., Inc.	2,653	186,135
	Energizer Holdings, Inc.	44,824	5,522,765
			5,708,900
	Independent Power & Renewable Electricity Producers 0.6%
	AES Corp. (The)	11,321	160,532
	Calpine Corp. (a)	236,001	5,121,222
			5,281,754
	Industrial Conglomerates 0.2%
	Carlisle Companies, Inc.	19,889	1,598,678

	Insurance 6.0%
	Alleghany Corp. (a)	10,910	4,562,017
	American Financial Group, Inc.	101	5,847
	American National Insurance Co.	655	73,622
	Aspen Insurance Holdings, Ltd.	127,916	5,470,967
	Assurant, Inc.	54,903	3,530,263
	Axis Capital Holdings, Ltd.	91,189	4,315,975
	CNA Financial Corp.	71,427	2,716,369
	Endurance Specialty Holdings, Ltd.	83,490	4,606,978
	Everest Re Group, Ltd.	13,727	2,223,911
	Hanover Insurance Group, Inc. (The)	22,127	1,359,040
	Hartford Financial Services Group, Inc. (The)	2,778	103,481
	Lincoln National Corp.	130,367	6,985,064
	PartnerRe, Ltd.	52,272	5,744,170
	Progressive Corp. (The)	28,210	713,149
	Reinsurance Group of America, Inc.	70,677	5,663,348
	StanCorp Financial Group, Inc.	54,098	3,417,912
	Validus Holdings, Ltd.	48,649	1,904,122
	W.R. Berkley Corp.	834	39,865
	White Mountains Insurance Group, Ltd.	648	408,285
			53,844,385
	Internet & Catalog Retail 0.9%
	Expedia, Inc.	72,479	6,350,610
	Liberty TripAdvisor Holdings, Inc. Class A (a)	17,054	578,130
	Liberty Ventures (a)	17,054	647,370
	Netflix, Inc. (a)	1,071	483,214
			8,059,324
	Internet Software & Services 1.6%
	AOL, Inc. (a)	127,706	5,740,385
	Rackspace Hosting, Inc. (a)	48,643	1,583,330
	Twitter, Inc. (a)	17,124	883,256
	VeriSign, Inc. (a)	107,070	5,901,698
			14,108,669
	IT Services 2.8%
	Amdocs, Ltd.	561	25,739
	Booz Allen Hamilton Holding Corp.	232,557	5,441,834
	Broadridge Financial Solutions, Inc.	98,155	4,086,193
	Computer Sciences Corp.	105,544	6,454,015
	DST Systems, Inc.	1,000	83,920
	Genpact, Ltd. (a)	54,987	897,388
	Western Union Co. (The)	79,453	1,274,426
	Xerox Corp.	537,818	7,115,332
			25,378,847
	Life Sciences Tools & Services 1.2%
	Bruker Corp. (a)	81,654	1,511,824
	Covance, Inc. (a)	67,220	5,290,214
	Illumina, Inc. (a)	9,971	1,634,446
	Quintiles Transnational Holdings, Inc. (a)	50,002	2,789,112
			11,225,596
	Machinery 1.3%
	Allison Transmission Holdings, Inc.	48,670	1,386,608
	Dover Corp.	24,083	1,934,587
	Ingersoll-Rand PLC	39,118	2,204,691
	Joy Global, Inc.	14,113	769,723
	Parker Hannifin Corp.	3,553	405,575
	Stanley Black & Decker, Inc.	9,935	882,129
	Toro Co. (The)	3,151	186,634
	Trinity Industries, Inc.	3,757	175,527
	Valmont Industries, Inc.	266	35,891
	WABCO Holdings, Inc. (a)	41,206	3,747,686
			11,729,051
	Marine 0.6%
	Kirby Corp. (a)	49,639	5,849,956

	Media 3.1%
	Cablevision Systems Corp. Class A	88,684	1,552,857
	Charter Communications, Inc. Class A (a)	42,665	6,458,201
	Clear Channel Outdoor Holdings, Inc. Class A	40,574	273,469
	Discovery Communications, Inc. Class A (a)	33,242	1,256,547
	Discovery Communications, Inc. Class C (a)	33,232	1,238,889
	John Wiley & Sons, Inc. Class A	68,990	3,871,029
	Liberty Media Corp. Class C (a)	27,431	1,288,983
	Live Nation Entertainment, Inc. (a)	240,660	5,780,653
	News Corp. Class A (a)	36,336	594,093
	Omnicom Group, Inc.	81,523	5,613,674
			27,928,395
	Metals & Mining 1.9%
¤	Alcoa, Inc.	458,614	7,379,099
	Compass Minerals International, Inc.	27,468	2,315,003
	Newmont Mining Corp.	142,429	3,282,989
	United States Steel Corp.	113,369	4,440,664
			17,417,755
	Multi-Utilities 0.6%
	Consolidated Edison, Inc.	5,221	295,822
	Public Service Enterprise Group, Inc.	130,693	4,867,007
			5,162,829
	Multiline Retail 3.2%
	Big Lots, Inc.	115,399	4,967,927
	Dillard's, Inc. Class A	47,481	5,174,479
	Dollar Tree, Inc. (a)	114,888	6,441,770
	Macy's, Inc.	106,942	6,221,886
	Nordstrom, Inc.	89,238	6,101,202
			28,907,264
	Oil, Gas & Consumable Fuels 5.5%
	Cheniere Energy, Inc. (a)	17,031	1,362,991
	Chesapeake Energy Corp.	177,546	4,081,783
	CVR Energy, Inc.	45,391	2,030,339
	HollyFrontier Corp.	132,955	5,807,474
	Kosmos Energy, Ltd. (a)	287,173	2,860,243
	Murphy Oil Corp.	25,979	1,478,465
	Newfield Exploration Co. (a)	139,845	5,184,054
	ONEOK, Inc.	30,084	1,972,006
	PBF Energy, Inc. Class A	203,794	4,891,056
	SM Energy Co.	3,264	254,592
	Southwestern Energy Co. (a)	91,244	3,188,978
	Targa Resources Corp.	41,516	5,653,234
	Tesoro Corp.	98,941	6,033,422
	Whiting Petroleum Corp. (a)	1,872	145,174
	WPX Energy, Inc. (a)	184,285	4,433,897
			49,377,708
	Pharmaceuticals 0.9%
	Hospira, Inc. (a)	9,197	478,520
	Mylan, Inc. (a)	158,408	7,205,980
			7,684,500
	Professional Services 0.2%
	IHS, Inc. Class A (a)	12,177	1,524,439

	Real Estate Investment Trusts 5.5%
	American Capital Agency Corp.	36,563	776,964
	AvalonBay Communities, Inc.	3,013	424,743
	CBL & Associates Properties, Inc.	295,256	5,285,082
	Chimera Investment Corp.	31,843	96,803
	Columbia Property Trust, Inc.	110,765	2,643,961
	Crown Castle International Corp.	26,545	2,137,669
	Digital Realty Trust, Inc.	96,979	6,049,550
	Equity Lifestyle Properties, Inc.	111,150	4,708,314
	General Growth Properties, Inc.	15,559	366,414
	HCP, Inc.	1,234	49,002
	Health Care REIT, Inc.	2,508	156,424
	Home Properties, Inc.	4,495	261,789
	Hospitality Properties Trust	197,352	5,298,901
	Host Hotels & Resorts, Inc.	322,013	6,868,537
	Senior Housing Properties Trust	934	19,539
	Ventas, Inc.	16,010	991,820
	Vornado Realty Trust	49,107	4,908,736
	Washington Prime Group, Inc.	220,329	3,851,351
	Weyerhaeuser Co.	141,633	4,512,427
			49,408,026
	Real Estate Management & Development 0.1%
	Jones Lang LaSalle, Inc.	5,395	681,604

	Road & Rail 1.6%
	AMERCO	10,231	2,679,397
	Avis Budget Group, Inc. (a)	91,552	5,025,289
	Con-way, Inc.	106,062	5,037,945
	Hertz Global Holdings, Inc. (a)	83,650	2,123,873
			14,866,504
	Semiconductors & Semiconductor Equipment 3.5%
	Atmel Corp. (a)	20,388	164,735
	Avago Technologies, Ltd.	117	10,179
¤	Broadcom Corp. Class A	201,721	8,153,563
	Lam Research Corp.	92,862	6,936,791
	Marvell Technology Group, Ltd.	72,602	978,675
	ON Semiconductor Corp. (a)	335,942	3,003,322
	Skyworks Solutions, Inc.	117,744	6,835,039
	Teradyne, Inc.	281,635	5,460,903
			31,543,207
	Software 2.9%
	Activision Blizzard, Inc.	255,025	5,301,970
	Citrix Systems, Inc. (a)	51,507	3,674,509
	Electronic Arts, Inc. (a)	180,607	6,431,415
	Intuit, Inc.	68,952	6,043,643
	PTC, Inc. (a)	66,919	2,469,311
	Rovi Corp. (a)	51,751	1,021,824
	SolarWinds, Inc. (a)	29,202	1,227,944
			26,170,616
	Specialty Retail 4.6%
	Aaron's, Inc.	15,446	375,647
	Abercrombie & Fitch Co. Class A	25,149	913,915
	AutoZone, Inc. (a)	10,805	5,506,876
	Best Buy Co., Inc.	195,230	6,557,776
	Chico's FAS, Inc.	212,933	3,145,020
	CST Brands, Inc.	90,904	3,267,999
	Dick's Sporting Goods, Inc.	73,897	3,242,600
	DSW, Inc. Class A	119,831	3,608,111
	GameStop Corp. Class A	31,002	1,277,282
	Gap, Inc. (The)	152,374	6,352,472
	O'Reilly Automotive, Inc. (a)	8,292	1,246,785
	PetSmart, Inc.	67,250	4,713,553
	Signet Jewelers, Ltd.	5,739	653,730
	Staples, Inc.	5,259	63,634
	Williams-Sonoma, Inc.	8,442	561,984
			41,487,384
	Technology Hardware, Storage & Peripherals 3.1%
	Lexmark International, Inc. Class A	112,898	4,798,165
	NetApp, Inc.	164,809	7,080,195
¤	SanDisk Corp.	83,908	8,218,788
¤	Western Digital Corp.	82,456	8,024,618
			28,121,766
	Textiles, Apparel & Luxury Goods 1.6%
	Coach, Inc.	131,702	4,689,908
	Deckers Outdoor Corp. (a)	56,779	5,517,783
	Fossil Group, Inc. (a)	6,090	571,851
	Hanesbrands, Inc.	32,762	3,519,950
			14,299,492
	Tobacco 0.9%
¤	Lorillard, Inc.	134,336	8,048,070

	Trading Companies & Distributors 1.3%
	HD Supply Holdings, Inc. (a)	89,074	2,428,157
	NOW, Inc. (a)	15,605	474,548
	United Rentals, Inc. (a)	57,214	6,356,475
	Veritiv Corp. (a)	58,459	2,926,458
			12,185,638
	Total Common Stocks (Cost $779,787,102)		891,245,202

	Exchange-Traded Funds 1.1% (b)
	S&P 500 Index - SPDR Trust Series 1	25,454	5,014,947
	S&P Midcap 400 Index - Midcap SPDR Trust Series 1	20,084	5,007,343
	Total Exchange-Traded Funds (Cost $10,280,563)		10,022,290

	Principal Amount
Short-Term Investment 0.1%
Repurchase Agreement 0.1%
State Street Bank and Trust Co. 0.00%, dated 9/30/14 due 10/1/14 Proceeds at Maturity $403,447 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 1.96% and a maturity date of 11/7/22, with a Principal Amount of $445,000 and a Market Value of $415,299)	$403,447	403,447
Total Short-Term Investment (Cost $403,447)		403,447
Total Investments (Cost $790,471,112) (c)	100.1%	901,670,939
Other Assets, Less Liabilities	(0.1)	(746,581)
Net Assets	100.0%	$900,924,358

¤	Among the Portfolio's 10 largest holdings, as of September 30, 2014, excluding short-term investment. May be subject to change daily.

†	Percentages indicated are based on Portfolio net assets.

‡	Less than one-tenth of a percent.

(a)	Non-income producing security.

(b)	Exchange-Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.

(c)	As of September 30, 2014, cost was $793,161,945 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$126,828,394
Gross unrealized depreciation	(18,319,400)
Net unrealized appreciation	$108,508,994

The following abbreviation is used in the above portfolio:

SPDR	—Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$891,245,202	$—	$—	$891,245,202
Exchange-Traded Funds	10,022,290	—	—	10,022,290
Short-Term Investment
Repurchase Agreement	—	403,447	—	403,447
Total Investments in Securities	$901,267,492	$403,447	$—	$901,670,939

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2014, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of September 30, 2014, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Moderate Allocation Portfolio

Portfolio of Investments September 30, 2014 (Unaudited)

	Shares	Value
Affiliated Investment Companies 95.9% †
Equity Funds 62.6%
MainStay Cushing Renaissance Advantage Fund Class I	321,048	$8,456,393
MainStay Cushing Royalty Energy Income Fund Class I	414,051	7,572,993
MainStay Emerging Markets Opportunities Fund Class I (a)	1,945,875	19,789,551
MainStay Epoch Global Choice Fund Class I (a)	1,712,725	34,734,071
MainStay Epoch U.S. All Cap Fund Class I (a)	2,125,879	63,414,981
MainStay ICAP Equity Fund Class I	1,008,288	54,376,955
MainStay ICAP International Fund Class I	1,840,518	66,185,036
MainStay International Opportunities Fund Class I (a)	5,703,732	50,934,330
MainStay MAP Fund Class I	1,570,360	73,963,961
MainStay U.S. Equity Opportunities Fund Class I (a)	7,131,072	66,105,038
MainStay VP DFA / DuPont Capital Emerging Markets Equity Portfolio Initial Class (a)	2,115,271	19,622,531
MainStay VP Eagle Small Cap Growth Portfolio Initial Class	241,457	3,017,940
MainStay VP International Equity Portfolio Initial Class (a)	1,646,198	22,489,432
MainStay VP Large Cap Growth Portfolio Initial Class (a)	3,669,464	87,839,602
MainStay VP Marketfield Portfolio Initial Class (a)(b)	2,204,721	22,428,695
MainStay VP Mid Cap Core Portfolio Initial Class (a)	1,772,020	30,872,203
MainStay VP S&P 500 Index Portfolio Initial Class	545,896	22,178,085
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class (a)	4,850,650	69,755,165
MainStay VP U.S. Small Cap Portfolio Initial Class	451,536	6,105,777

Total Equity Funds (Cost $637,862,157)		729,842,739

Fixed Income Funds 33.3%
MainStay Short Duration High Yield Fund Class I (a)	2,840,979	28,352,968
MainStay Total Return Bond Fund Class I (a)	4,345,434	46,887,233
MainStay VP Bond Portfolio Initial Class (a)	14,171,928	206,581,205
MainStay VP Floating Rate Portfolio Initial Class (a)	4,138,340	38,015,153
MainStay VP High Yield Corporate Bond Portfolio Initial Class	2,009,104	21,235,822
MainStay VP Unconstrained Bond Portfolio Initial Class (a)	4,478,733	46,626,410

Total Fixed Income Funds (Cost $388,601,088)		387,698,791

Total Affiliated Investment Companies (Cost $1,026,463,245)		1,117,541,530

	Principal Amount
Short-Term Investment 4.1%

Repurchase Agreement 4.1%
State Street Bank and Trust Co. 0.00%, dated 9/30/14 due 10/1/14 Proceeds at Maturity $47,477,831 (Collateralized by a Federal National Mortgage Association security with a rate of 2.14% and a maturity date of 11/7/22, with a Principal Amount of $50,995,000 and a Market Value of $48,428,473)	$47,477,831	47,477,831
Total Short-Term Investment (Cost $47,477,831)		47,477,831
Total Investments (Cost $1,073,941,076) (c)	100.0%	1,165,019,361
Other Assets, Less Liabilities	(0.0)‡	(43,428)
Net Assets	100.0%	$1,164,975,933

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	The Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Non-income producing Underlying Portfolio/Fund.
(c)	As of September 30, 2014, cost was $1,076,360,708 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$94,762,937
Gross unrealized depreciation	(6,104,284)
Net unrealized appreciation	$88,658,653

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$729,842,739	$—	$—	$729,842,739
Fixed Income Funds	387,698,791	—	—	387,698,791
Short-Term Investment
Repurchase Agreement	—	47,477,831	—	47,477,831
Total Investments in Securities	$1,117,541,530	$47,477,831	$—	$1,165,019,361

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2014, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of September 30, 2014, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Moderate Growth Allocation Portfolio

Portfolio of Investments September 30, 2014 (Unaudited)

	Shares	Value
Affiliated Investment Companies 96.0% †
Equity Funds 82.8%
MainStay Cushing Renaissance Advantage Fund Class I (a)	850,261	$22,395,869
MainStay Cushing Royalty Energy Income Fund Class I	403,002	7,370,912
MainStay Emerging Markets Opportunities Fund Class I (a)	3,985,180	40,529,285
MainStay Epoch Global Choice Fund Class I (a)	2,728,640	55,336,816
MainStay Epoch U.S. All Cap Fund Class I (a)	4,332,498	129,238,407
MainStay ICAP Equity Fund Class I (a)	1,762,916	95,074,042
MainStay ICAP International Fund Class I (a)	3,951,229	142,086,187
MainStay International Opportunities Fund Class I (a)	12,123,898	108,266,409
MainStay MAP Fund Class I (a)	3,149,360	148,334,865
MainStay U.S. Equity Opportunities Fund Class I (a)	13,962,361	129,431,088
MainStay VP DFA / DuPont Capital Emerging Markets Equity Portfolio Initial Class (a)	4,314,504	40,023,953
MainStay VP Eagle Small Cap Growth Portfolio Initial Class (a)	4,031,010	50,383,072
MainStay VP International Equity Portfolio Initial Class (a)	3,505,907	47,895,731
MainStay VP Large Cap Growth Portfolio Initial Class (a)	6,898,653	165,139,916
MainStay VP Marketfield Portfolio Initial Class (a)(b)	3,422,570	34,817,908
MainStay VP Mid Cap Core Portfolio Initial Class (a)	4,819,039	83,957,473
MainStay VP S&P 500 Index Portfolio Initial Class	915,884	37,209,527
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class (a)	9,277,988	133,422,874
MainStay VP U.S. Small Cap Portfolio Initial Class (a)	4,805,461	64,980,519
Total Equity Funds (Cost $1,321,981,055)		1,535,894,853
Fixed Income Funds 13.2%
MainStay Short Duration High Yield Fund Class I (a)	4,044,943	40,368,532
MainStay Total Return Bond Fund Class I (a)	4,441,181	47,920,340
MainStay VP Bond Portfolio Initial Class	51,676	753,264
MainStay VP Floating Rate Portfolio Initial Class (a)	5,813,015	53,398,862
MainStay VP High Yield Corporate Bond Portfolio Initial Class	2,907,819	30,735,061
MainStay VP Unconstrained Bond Portfolio Initial Class (a)	6,823,297	71,034,780
Total Fixed Income Funds (Cost $245,525,478)		244,210,839
Total Affiliated Investment Companies (Cost $1,567,506,533)		1,780,105,692

	Principal Amount
Short-Term Investment 4.0%
Repurchase Agreement 4.0%
State Street Bank and Trust Co. 0.00%, dated 9/30/14 due 10/1/14 Proceeds at Maturity $75,160,968 (Collateralized by Federal National Mortgage Association security with a rate of 2.17% and a maturity date of 11/7/22, with a Principal Amount of $80,535,000 and a Market Value of $76,664,488)	$75,160,968	75,160,968
Total Short-Term Investment (Cost $75,160,968)		75,160,968
Total Investments (Cost $1,642,667,501) (c)	100.0%	1,855,266,660

Other Assets, Less Liabilities	(0.0)‡	(813,263)
Net Assets	100.0%	$1,854,453,397

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	The Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Non-income producing Underlying Portfolio/Fund.
(c)	As of September 30, 2014, cost was $1,653,259,240 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$215,899,388
Gross unrealized depreciation	(13,891,968)
Net unrealized appreciation	$202,007,420

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$1,535,894,853	$—	$—	$1,535,894,853
Fixed Income Funds	244,210,839	—	—	244,210,839
Short-Term Investment
Repurchase Agreement	—	75,160,968	—	75,160,968
Total Investments in Securities	$1,780,105,692	$75,160,968	$—	$1,855,266,660

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2014, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of September 30, 2014, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP PIMCO Real Return Portfolio

Portfolio of Investments September 30, 2014 (Unaudited)

		Principal Amount		Value
	Long-Term Bonds 148.3%†
	Asset-Backed Securities 1.8%
	Home Equity 0.3%
	HSBC Home Equity Loan Trust Series 2006-2, Class A1 0.304%, due 3/20/36 (a)(b)		$1,169,270	$1,159,886

	Other ABS 1.5%
¤	First Franklin Mortgage Loan Asset Backed Certificates
	Series 2005-FF11, Class A2D 0.495%, due 11/25/35 (a)(b)		1,512,354	1,469,609
	Series 2005-FF8, Class A2D 0.535%, due 9/25/35 (a)(b)		2,209,561	2,199,722
	Onemain Financial Issuance Trust Series 2014-2A, Class A 2.47%, due 9/18/24 (c)		1,600,000	1,600,501
				5,269,832
	Total Asset-Backed Securities (Cost $6,079,146)			6,429,718

	Corporate Bonds 11.7%
	Banks 8.5%
	Achmea Bank N.V. 3.20%, due 11/3/14 (c)		459,000	460,129
	Banca Monte dei Paschi di Siena S.p.A Series Reg S 4.875%, due 9/15/16		€100,000	136,801
	Banco Bilbao Vizcaya 0.983%, due 10/23/15 (a)		$3,500,000	3,499,265
	Bank of America N.A. 0.654%, due 5/8/17 (a)		3,600,000	3,600,871
	Bankia S.A.
	0.408%, due 1/25/16 (a)		€100,000	124,813
	3.50%, due 12/14/15		2,200,000	2,880,979
	Series Reg S 3.50%, due 1/17/19		400,000	543,111
	BNP Paribas S.A. 0.547%, due 11/7/15 (a)		$2,500,000	2,499,998
	BPCE S.A. 0.801%, due 11/18/16 (a)		1,400,000	1,404,992
	BPE Financiaciones S.A.
	2.50%, due 2/1/17		€300,000	385,830
	2.875%, due 5/19/16		800,000	1,032,458
	China Construction Bank Corp. 1.70%, due 4/16/15		$3,600,000	3,612,733
	CIT Group, Inc. 4.75%, due 2/15/15 (c)		300,000	303,000
	Citigroup, Inc. 0.76%, due 5/1/17 (a)		3,600,000	3,607,337
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
	0.565%, due 4/28/17 (a)		3,500,000	3,498,205
	4.00%, due 9/10/15		£50,000	83,234
	Depfa ACS Bank 3.875%, due 11/14/16		€100,000	135,771
	Eksportfinans ASA 2.375%, due 5/25/16		$500,000	500,600
	Intesa Sanpaolo S.p.A
	3.125%, due 1/15/16		400,000	409,196
	6.50%, due 2/24/21 (c)		400,000	460,566
	LBG Capital No.2 PLC 15.00%, due 12/21/19		£390,000	894,632
				30,074,521
	Finance - Investment Banker/Broker 0.4%
	Bear Stearns Cos. LLC (The) 7.25%, due 2/1/18		$1,200,000	1,396,058

	Oil & Gas 0.6%
	BG Energy Capital PLC Series Reg S 6.50%, due 11/30/72 (a)		£200,000	350,979
	California Resources Corp. 5.50%, due 9/15/21 (c)		$800,000	812,000
	Canadian Natural Resources, Ltd. 0.608%, due 3/30/16 (a)		700,000	701,612
	Chesapeake Energy Corp. 3.484%, due 4/15/19 (a)		100,000	100,250
	Novatek OAO via Novatek Finance, Ltd. 4.422%, due 12/13/22 (c)		200,000	173,000
				2,137,841
	Telecommunications 2.0%
	AT&T, Inc. 0.653%, due 3/30/17 (a)		3,600,000	3,607,121
	BellSouth Corp. 4.182%, due 4/26/21 (c)(d)		3,400,000	3,469,758
				7,076,879
	Transportation 0.2%
	Hellenic Railways Organization S.A. 4.028%, due 3/17/17		€400,000	496,015
	Russian Railways via RZD Capital PLC Series Reg S 5.739%, due 4/3/17		$100,000	102,125
				598,140
	Total Corporate Bonds (Cost $41,776,042)			41,283,439

	Foreign Government Bonds 15.0%
	Australia 1.0%
	Australia Government Bond
	Series Reg S 4.50%, due 4/21/33	A$	1,900,000	1,773,340
	5.25%, due 3/15/19		1,700,000	1,633,617
				3,406,957
	Brazil 2.7%
	Brazil Letras do Tesouro Nacional (zero coupon), due 1/1/17	B$	6,500,000	2,039,119
¤	Brazil Notas do Tesouro Nacional Serie F
	10.00%, due 1/1/21		17,970,000	6,830,332
	10.00%, due 1/1/25		2,200,000	805,813
				9,675,264
	France 1.0%
	France Government Bond OAT
	0.10%, due 7/25/21		€1,613,824	2,130,425
	0.25%, due 7/25/18		621,630	818,558
	Series Reg S 0.70%, due 7/25/30		99,900	134,296
	1.00%, due 7/25/17		339,522	451,811
				3,535,090
	Germany 2.0%
¤	Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond 0.75%, due 4/15/18		5,293,750	7,026,738

	Italy 4.0%
¤	Italy Buoni Poliennali Del Tesoro
	1.70%, due 9/15/18		1,107,854	1,489,249
	Series Reg S 2.10%, due 9/15/17		1,620,976	2,180,269
	Series Reg S 2.10%, due 9/15/21		539,665	747,333
	Series Reg S 2.25%, due 4/22/17		3,002,040	3,946,810
	Series Reg S 2.35%, due 9/15/24 (c)		2,502,925	3,515,116
	Series Reg S 2.55%, due 10/22/16		500,340	657,549
	Series Reg S 2.55%, due 9/15/41		1,082,390	1,487,162
	Series Reg S 3.10%, due 9/15/26		105,650	158,078
	5.50%, due 11/1/22		100,000	158,937
				14,340,503
	Mexico 2.1%
¤	Mexican Bonos de Proteccion al Ahorro
	2.97%, due 1/30/20 (a)	M$	34,300,000	2,560,345
	3.00%, due 1/4/18 (a)		32,600,000	2,448,014
	Mexican Udibonos
	4.00%, due 11/15/40		2,226,811	176,963
	4.00%, due 11/8/46		13,464,441	1,082,449
	4.50%, due 11/22/35		13,775,158	1,184,568
				7,452,339
	New Zealand 0.5%
	New Zealand Government Bond
	2.00%, due 9/20/25	N$	1,900,000	1,470,820
	3.00%, due 9/20/30 (d)		300,000	250,057
				1,720,877
	Slovenia 0.3%
	Slovenia Government International Bond 4.70%, due 11/1/16 (c)		€700,000	953,469

	Spain 1.4%
	Autonomous Community of Catalonia 4.95%, due 2/11/20		500,000	704,864
¤	Spain Government Bond
	Series Reg S 3.80%, due 4/30/24 (c)		1,700,000	2,468,663
	Series Reg S 5.40%, due 1/31/23 (c)		1,100,000	1,774,610
				4,948,137
	Total Foreign Government Bonds (Cost $54,954,899)			53,059,374

	Mortgage-Backed Securities 2.9%
	Agency Collateral (Collateralized Mortgage Obligation) 0.4%
	Federal Home Loan Mortgage Corporation Strips Series 278, Class F1 0.604%, due 9/15/42 (a)		$1,246,051	1,246,605

	Commercial Mortgage Loans (Collateralized Mortgage Obligation) 0.2%
	Hercules Eclipse PLC Series 2006-4 0.798%, due 10/25/18 (a)		£560,346	889,329

	Whole Loan Collateral (Collateralized Mortgage Obligations) 2.3%
¤	BCAP LLC Trust Series 2011-RR5, Class 5A1 5.25%, due 8/26/37 (c)		$5,495,002	5,715,368
	Bear Stearns Adjustable Rate Mortgage Trust Series 2004-10, Class 21A1 2.867%, due 1/25/35 (e)		2,245,883	2,266,985
				7,982,353
	Total Mortgage-Backed Securities (Cost $9,658,986)			10,118,287

	U.S. Government & Federal Agencies 116.9%
	Federal Home Loan Mortgage Corporation 0.6%
	2.50%, due 10/2/19		2,100,000	2,100,120

	Federal National Mortgage Association (Mortgage Pass-Through Securities) 1.0%
	1.318%, due 6/1/43 (a)		764,384	785,652
	2.485%, due 11/1/34		1,217,560	1,307,956
	4.386%, due 12/1/36 (a)		1,297,278	1,380,390
				3,473,998
¤	United States Treasury Bonds 1.5%
	3.125%, due 8/15/44		5,400,000	5,313,935

¤	United States Treasury Inflation - Indexed Bonds 27.6%
	0.625%, due 2/15/43		4,559,632	4,025,298
	0.75%, due 2/15/42		527,200	482,758
	1.375%, due 2/15/44 (f)		13,582,314	14,527,765
	1.75%, due 1/15/28		22,745,400	25,316,699
	2.00%, due 1/15/26		25,808,600	29,375,426
	2.125%, due 2/15/41		217,592	270,715
	2.375%, due 1/15/25 (f)		15,039,339	17,614,826
	2.375%, due 1/15/27 (f)		1,771,935	2,097,252
	2.50%, due 1/15/29		2,330,370	2,844,326
	3.625%, due 4/15/28		294,612	400,074
	3.875%, due 4/15/29		347,830	490,657
				97,445,796
¤	United States Treasury Inflation - Indexed Notes 86.2%
	0.125%, due 4/15/16 (f)		29,328,944	29,668,045
	0.125%, due 4/15/17 (f)		10,688,376	10,830,328
	0.125%, due 4/15/18 (f)		13,075,946	13,180,148
	0.125%, due 4/15/19 (f)		13,315,389	13,347,639
	0.125%, due 1/15/22 (f)		19,366,552	18,921,722
	0.125%, due 7/15/22 (f)		41,022,102	40,044,627
	0.125%, due 1/15/23 (f)		38,909,039	37,644,495
	0.125%, due 7/15/24 (f)		4,013,600	3,853,369
	0.375%, due 7/15/23 (f)		10,748,581	10,631,862
	0.50%, due 4/15/15 (f)		26,484,294	26,502,913
	0.625%, due 7/15/21		6,659,730	6,793,964
	1.125%, due 1/15/21 (f)		51,166,348	53,668,690
	1.375%, due 1/15/20 (f)		16,068,125	17,091,215
	1.625%, due 1/15/15 (f)		4,986,719	4,990,224
	1.875%, due 7/15/15 (f)		1,223,620	1,250,770
	1.875%, due 7/15/19 (f)		11,258,473	12,284,930
	2.00%, due 1/15/16 (f)		1,918,656	1,986,108
	2.625%, due 7/15/17 (f)		1,837,392	2,003,187
				304,694,236
	Total U.S. Government & Federal Agencies (Cost $432,730,037)			413,028,085
	Total Long-Term Bonds (Cost $545,199,110)			523,918,903

	Short-Term Investments 1.3%
	Greece Government 0.5%
	Hellenic Republic Treasury Bill (zero coupon), due 10/10/14		€1,300,000	1,640,713
	Total Greece Government (Cost $1,791,669)			1,640,713

	Other Commercial Paper 0.6%
	Greensill Capital (zero coupon), due 3/4/15 (d)(g)		$1,000,000	976,079
	Itau Unibanco Holding S.A. 1.15%, due 6/4/15		1,200,000	1,199,832
	Total Other Commercial Paper (Cost $2,176,079)			2,175,911

	Repurchase Agreement 0.1%
	State Street Bank and Trust Co. 0.00%, dated 9/30/14 due 10/1/14 Proceeds at Maturity $497,313 (Collateralized by a Federal National Mortgage Association security with a rate of 2.12% and a maturity date of 11/7/22, with a Principal Amount of $535,000 and a Market Value of $507,261)		497,313	497,313

	Total Repurchase Agreement (Cost $497,313)			497,313

	U.S. Government & Federal Agency 0.1%
	Federal Agency 0.1%
	Federal Home Loan Bank Discount Notes 0.02%, due 2/6/15		200,000	199,986

	United States Treasury Bills 0.0%‡
	0.037%, due 3/19/15		20,000	19,997
	0.042%, due 3/5/15		1,000	1,000
	0.051%, due 10/9/14		59,000	58,999
				79,996
	Total U.S. Government & Federal Agency (Cost $279,982)			279,982
	Total Short-Term Investments (Cost $4,745,043)			4,593,919
	Total Investments, Before Investments Sold Short (Cost $549,944,153) (k)		149.6%	528,512,822

	U.S. Government & Federal Agency Sold Short (5.6%)
	Federal National Mortgage Association (Mortgage Pass-Through Securities) 4.00%, due 2/1/42 TBA (h)		(19,000,000)	(19,963,062)
	Total Investments Sold Short (Proceeds $19,883,281)		(5.6)%	(19,963,062)
	Total Investments (Cost $530,060,872)		144.0	508,549,760
	Other Assets, Less Liabilities		(44.0)	(155,278,403)
	Net Assets		100.0%	$353,271,357

	Contracts Long	Unrealized Appreciation (Depreciation) (i)
Futures Contracts (0.1%)
United States Treasury Note December 2014 (10 Year) (j)	99	$(71,267)
U.S. Long Bond December 2014 (j)	53	(86,450)
90 - Day Eurodollar March 2016 (j)	45	(8,481)
Total Futures Contracts Long (Notional Amount $30,742,641)		(166,198)

	Contracts Short

Euro-Bund (German Federal Government) December 2014 (j)	(94)	(62,403)
United States Treasury Note December 2014 (5 Year) (j)	(48)	13,083
Total Futures Contracts Short (Notional Amount $14,071,800)		(49,320)
Total Futures Contracts (Notional Amount $16,670,841)		$(215,518)

¤	Among the Portfolio's 10 largest issuers held, as of September 30, 2014, excluding short-term investments. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown was the rate in effect as of September 30, 2014.
(b)	Subprime mortgage investment or other asset-backed security. As of September 30, 2014, the total market value of these securities was $4,829,217, which represented 1.4% of the Portfolio's net assets.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Illiquid security - As of September 30, 2014, the total market value of these securities was $4,695,894, which represented 1.3% of the Portfolio's net assets.
(e)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of September 30, 2014.
(f)	Delayed delivery security.
(g)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of September 30, 2014, the total market value of this security was $976,079, which represented 0.3% of the Portfolio's net assets.
(h)	TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of September 30, 2014, the total market value of these securities was $(19,963,062), which represented (5.7)% of the Portfolio's net assets. All or a portion of these securities were acquired under a mortgage dollar roll agreement.
(i)	Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2014.
(j)	As of September 30, 2014, cash in the amount of $112,000 is on deposit with a broker for futures transactions.
(k)	As of September 30, 2014, cost was $590,210,744 for federal income tax purposes and net unrealized depreciation was as follows:

Gross unrealized appreciation	$1,874,094
Gross unrealized depreciation	(63,572,016)
Net unrealized depreciation	$(61,697,922)

The following abbreviations are used in the above portfolio:
£	—British Pound Sterling
A$	—Australian Dollar
B$	—Brazilian Real
€	—Euro
M$	—Mexican Peso
N$	—New Zealand Dollar

As of September 30, 2014, the Portfolio held the following foreign currency forward contracts:

Foreign Currency Buy Contracts	Expiration Date	Counterparty	Contract Amount Purchased		Contract Amount Sold		Unrealized Appreciation (Depreciation)

Australian Dollar vs. U.S. Dollar	10/2/14	JPMorgan Chase Bank	AUD	4,171,000	USD	3,695,850	USD	(43,930)
Brazilian Real vs. U.S. Dollar	10/2/14	Credit Suisse International	BRL	5,188,608		2,261,446		(141,700)
Brazilian Real vs. U.S. Dollar	10/2/14	JPMorgan Chase Bank		5,188,608		2,116,935		2,811
Euro vs. U.S. Dollar	11/20/14	JPMorgan Chase Bank	EUR	388,000		519,144		(28,915)
Indian Rupee vs. U.S. Dollar	10/15/14	Credit Suisse International	INR	242,956,100		4,011,162		(87,739)
Indian Rupee vs. U.S. Dollar	10/15/14	JPMorgan Chase Bank		82,989,720		1,368,000		(27,824)
Indian Rupee vs. U.S. Dollar	1/20/15	JPMorgan Chase Bank		325,945,820		5,191,460		(34,858)
Japanese Yen vs. U.S. Dollar	10/2/14	JPMorgan Chase Bank	JPY	756,100,000		6,946,256		(52,251)
Malaysian Ringgit vs. U.S. Dollar	10/15/14	Credit Suisse International	MYR	5,144,433		1,604,276		(37,478)
Malaysian Ringgit vs. U.S. Dollar	10/15/14	JPMorgan Chase Bank		1,243,242		390,000		(11,356)
New Zealand Dollar vs. U.S. Dollar	10/2/14	JPMorgan Chase Bank	NZD	2,021,000		1,601,401		(23,708)
Polish Zloty vs. Euro	10/30/14	JPMorgan Chase Bank	PLN	4,172,000		1,343,041		(84,773)
Pound Sterling vs. U.S. Dollar	12/11/14	JPMorgan Chase Bank	GBP	1,230,000		2,014,292		(21,497)

Foreign Currency Sales Contracts			Contract Amount Sold		Contract Amount Purchased

Australian Dollar vs. U.S. Dollar	10/2/14	JPMorgan Chase Bank	AUD	4,171,000	USD	3,868,296	USD	216,376
Australian Dollar vs. U.S. Dollar	11/4/14	JPMorgan Chase Bank		4,171,000		3,687,090		43,690
Brazilian Real vs. U.S. Dollar	10/2/14	Credit Suisse International	BRL	5,188,608		2,116,935		(2,811)
Brazilian Real vs. U.S. Dollar	11/4/14	Credit Suisse International		1,043,868		430,577		7,889
Brazilian Real vs. U.S. Dollar	1/5/15	Credit Suisse International		13,509,847		5,675,000		294,088
Brazilian Real vs. U.S. Dollar	10/2/14	JPMorgan Chase Bank		5,188,608		2,304,000		184,254
Brazilian Real vs. U.S. Dollar	1/5/15	JPMorgan Chase Bank		10,036,046		4,247,107		249,795
Canadian Dollar vs. U.S. Dollar	10/16/14	JPMorgan Chase Bank	CAD	208,000		188,639		2,982
Euro vs. U.S. Dollar	11/20/14	JPMorgan Chase Bank	EUR	34,488,000		45,782,165		2,207,454
Hungarian Forint vs. U.S. Dollar	10/30/14	JPMorgan Chase Bank	HUF	468,622,315		2,038,020		134,382
Indian Rupee vs. U.S. Dollar	10/15/14	JPMorgan Chase Bank	INR	325,945,820		5,276,766		13,167
Japanese Yen vs. U.S. Dollar	10/2/14	Credit Suisse International	JPY	756,100,000		7,277,330		383,325
Japanese Yen vs. U.S. Dollar	11/4/14	JPMorgan Chase Bank		756,100,000		6,947,916		52,383
Malaysian Ringgit vs. U.S. Dollar	10/15/14	Credit Suisse International	MYR	2,815,640		860,000		2,463
Mexican Peso vs. U.S. Dollar	12/18/14	Credit Suisse International	MXN	21,996,000		1,665,478		36,268
Mexican Peso vs. U.S. Dollar	12/18/14	JPMorgan Chase Bank		22,808,008		1,734,264		44,908
Mexican Peso vs. U.S. Dollar	2/5/15	JPMorgan Chase Bank		14,650,801		1,096,067		14,425
New Zealand Dollar vs. U.S. Dollar	10/2/14	Credit Suisse International	NZD	2,021,000		1,687,856		110,163
New Zealand Dollar vs. U.S. Dollar	11/4/14	JPMorgan Chase Bank		2,021,000		1,596,180		23,653
Pound Sterling vs. U.S. Dollar	12/11/14	JPMorgan Chase Bank	GBP	2,553,000		4,115,288		(20,979)
Net unrealized appreciation (depreciation) on foreign currency forward contracts							USD	3,404,657

Written Options on Futures Contracts

Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Premium Received	Market Value
Call-Euro-Bund November 2014	Barclays Capital	$150.00	10/24/2014	24	$5,567	$(15,460)
Call-Euro-Bund November 2014	Barclays Capital	$150.50	10/24/2014	1	257	(417)
Put-Euro-Bund November 2014	Barclays Capital	$146.50	10/24/2014	1	387	(51)
Put-Euro-Bund November 2014	Wells Fargo Securities, LLC	$146.00	10/24/2014	24	8,157	(606)
					$14,368	$(16,534)

Written Interest Rate Swaptions

Description	Counterparty	Underlying Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium Received	Market Value
Call-OTC 10 Year
Interest Rate Swap	JPMorgan Chase Bank	3-Month-USD-CPI	Receive	4.00%	5/16/2024	$(300,000)	$(2,085)	$(1,110)

Written Foreign Currency Options

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount	Premium Received	Market Value
Call-OTC Interest Rate Swap	Credit Suisse	$2.449	12/15/2014	$(7,850,000)	$(106,289)	$(314,777)
Call-OTC Interest Rate Swap	JPMorgan Chase Bank	$65.00	3/10/2015	(6,200,000)	(72,695)	(90,799)
					$(178,984)	$(405,576)

Swap Contracts

Open OTC interest rate swap agreements as of September 30, 2014 were as follows:

Notional Amount		Currency	Expiration Date	Counterparty	Payments made by Portfolio	Payments Received by Portfolio	Upfront Premiums Received/(Paid)	Unrealized Appreciation / (Depreciation)	Value
	$200,000	USD	10/31/2016	Credit Suisse International	Fixed 1.94%	12-Month USD-CPI	$—	$(1,107)	$(1,107)
	$8,000,000	USD	11/16/2017	Credit Suisse International	Fixed 2.32%	12-Month USD-CPI	—	(236,182)	(236,182)
B$	10,700,000	BRL	1/4/2021	Credit Suisse International	CETIP	Fixed 11.50%	54,664	(139,540)	(84,876)
	£400,000	GBP	9/23/2044	Credit Suisse International	UK RPI	Fixed 3.528%	595	(4,646)	(4,051)
							$55,259	$(381,475)	$(326,216)

Open centrally cleared interest rate swap agreements as of September 30, 2014 were as follows:

Notional Amount	Currency	Expiration Date	Counterparty	Payments made by Portfolio	Payments Received by Portfolio	Upfront Premiums Received/(Paid)	Unrealized Appreciation / (Depreciation)	Value
$5,300,000	USD	12/18/2043	Barclays Capital	Fixed 3.50%	3-Month USD-LIBOR	$191,494	$(511,435)	$(319,941)
$4,000,000	USD	12/18/2043	Credit Suisse	Fixed 3.50%	3-Month USD-LIBOR	144,524	(385,989)	(241,465)
¥670,000,000	JPY	9/18/2023	Credit Suisse	Fixed 1.00%	6-Month JPY-LIBOR	(40,635)	(194,649)	(235,284)
$8,700,000	USD	6/19/2043	Credit Suisse	Fixed 0.25%	3-Month USD-LIBOR	564,915	198,188	763,103
$2,300,000	USD	12/17/2044	Credit Suisse	Fixed 3.50%	3-Month USD-LIBOR	(91,650)	(31,503)	(123,153)
						$768,648	$(925,388)	$(156,740)

Open OTC credit default swap contract as of September 30, 2014 was as follows:

Reference Entity	Counterparty	Termination Date	Buy/Sell Protection[1]	Notional Amount (000)[2]	(Pay)/Receive Fixed Rate[3]	Upfront Premiums Received/(Paid)	Value	Unrealized Appreciation/ Depreciation[4]
CIT Group, Inc.
5.25%, due 3/15/18	Credit Suisse	3/20/2015	Sell	$200	5.00%	$3,776	$4,318	$542

Open centrally cleared credit default swap contract as of September 30, 2014 were as follows:

Reference Entity	Counterparty	Termination Date	Buy/Sell Protection[1]	Notional Amount (000)[2]	(Pay)/Receive Fixed Rate[3]	Upfront Premiums Received/(Paid)	Value	Unrealized Appreciation/ Depreciation[4]
iTraxx Europe Series 21
Version 1	Credit Suisse	6/20/2019	Sell	€3,300	1.00%	$54,711	$71,736	$17,025

1  Buy—Portfolio pays premium and buys credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Sell—Portfolio receives premium and sells credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2  The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

3  The annual fixed rate represents the interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

4  Represents the difference between the value of the credit default swap contract at the time they were opened and the value at September 30, 2014.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014, for valuing the Portfolio's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$6,429,718	$—	$6,429,718
Corporate Bonds	—	41,283,439	—	41,283,439
Foreign Government Bonds	—	53,059,374	—	53,059,374
Mortgage-Backed Securities	—	10,118,287	—	10,118,287
U.S. Government & Federal Agency	—	413,028,085	—	413,028,085
Total Long-Term Bonds	—	523,918,903	—	523,918,903
Short-Term Investments
Greece Government	—	1,640,713	—	1,640,713
Other Commercial Paper (b)	—	1,199,832	976,079	2,175,911
Repurchase Agreement	—	497,313	—	497,313
U.S. Government & Federal Agency	—	279,982	—	279,982
Total Short-Term Investments	—	3,617,840	976,079	4,593,919
Total Investments in Securities	—	527,536,743	976,079	528,512,822
Other Financial Instruments
Credit Default Swap Contracts	—	76,054	—	76,054
Foreign Currency Forward Contract (c)	—	4,024,476	—	4,024,476
Futures Contracts Short (c)	13,083	—	—	13,083
Interest Rate Swap Contracts	—	763,103	—	763,103
Total Other Financial Instruments	13,083	4,863,633	—	4,876,716
Total Investments in Securities and Other Financial Instruments	$13,083	$532,400,376	$976,079	$533,389,538

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities Sold Short (a)
Long-Term Bonds Sold Short
U.S. Government & Federal Agency Sold Short	$—	$(19,963,062)	$—	$(19,963,062)
Total Investments in Securities Sold Short	—	(19,963,062)	—	(19,963,062)
Other Financial Instruments
Foreign Currency Forward Contract (c)	—	(619,819)	—	(619,819)
Futures Contracts Long (c)	(166,198)	—	—	(166,198)
Futures Contracts Short (c)	(62,403)	—	—	(62,403)
Interest Rate Swap Contracts	—	(1,246,059)	—	(1,246,059)
Written Options	(419,776)	—	—	(419,776)
Total Other Financial Instruments	(648,377)	(1,865,878)	—	(2,514,255)
Total Investments in Securities Sold Short and Other Financial Instruments	$(648,377)	$(21,828,940)	$—	$(22,477,317)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $976,079 is held in Other Commercial Paper within the Short-Term Investments section of the Portfolio of Investments.

(c)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2014, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2013	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2014
Short-Term Investments
Other Commercial Paper	$-	$3,573	$-	$-	$972,506	$-	$-	$-	$976,079	$-
Total	$-	$3,573	$-	$-	$972,506	$-	$-	$-	$976,079	$-

MainStay VP S&P 500 Index Portfolio

Portfolio of Investments September 30, 2014 (Unaudited)

		Shares	Value
	Common Stocks 95.6% †
	Aerospace & Defense 2.5%
	Boeing Co. (The)	48,172	6,136,149
	General Dynamics Corp.	22,816	2,899,686
	Honeywell International, Inc.	56,231	5,236,231
	L-3 Communications Holdings, Inc.	6,159	732,428
	Lockheed Martin Corp.	19,381	3,542,459
	Northrop Grumman Corp.	14,938	1,968,231
	Precision Castparts Corp.	10,307	2,441,522
	Raytheon Co.	22,324	2,268,565
	Rockwell Collins, Inc.	9,650	757,525
	Textron, Inc.	20,079	722,643
	United Technologies Corp.	61,119	6,454,167
			33,159,606
	Air Freight & Logistics 0.7%
	C.H. Robinson Worldwide, Inc.	10,573	701,202
	Expeditors International of Washington, Inc.	14,205	576,439
	FedEx Corp.	19,069	3,078,690
	United Parcel Service, Inc. Class B	50,611	4,974,555
			9,330,886
	Airlines 0.3%
	Delta Air Lines, Inc.	60,566	2,189,461
	Southwest Airlines Co.	49,224	1,662,294
			3,851,755
	Auto Components 0.4%
	BorgWarner, Inc.	16,258	855,333
	Delphi Automotive PLC	21,525	1,320,344
	Goodyear Tire & Rubber Co. (The)	19,730	445,602
	Johnson Controls, Inc.	47,638	2,096,072
			4,717,351
	Automobiles 0.6%
	Ford Motor Co.	278,627	4,120,893
	General Motors Co.	96,835	3,092,910
	Harley-Davidson, Inc.	15,793	919,153
			8,132,956
	Banks 5.8%
	Bank of America Corp.	755,058	12,873,739
	BB&T Corp.	51,709	1,924,092
	Citigroup, Inc.	217,818	11,287,329
	Comerica, Inc.	13,065	651,421
	Fifth Third Bancorp	59,931	1,199,819
	Huntington Bancshares, Inc.	58,698	571,131
	JPMorgan Chase & Co.	270,209	16,277,390
	KeyCorp	62,995	839,723
	M&T Bank Corp.	9,410	1,160,159
	PNC Financial Services Group, Inc.	38,834	3,323,414
	Regions Financial Corp.	99,245	996,420
	SunTrust Banks, Inc.	38,237	1,454,153
	U.S. Bancorp	129,450	5,414,893
¤	Wells Fargo & Co.	341,279	17,702,142
	Zions Bancorp.	14,535	422,387
			76,098,212
	Beverages 2.1%
	Brown-Forman Corp. Class B	11,350	1,023,997
	Coca-Cola Co. (The)	283,575	12,097,309
	Coca-Cola Enterprises, Inc.	16,228	719,874
	Constellation Brands, Inc. Class A (a)	12,147	1,058,733
	Dr. Pepper Snapple Group, Inc.	14,101	906,835
	Molson Coors Brewing Co. Class B	11,293	840,651
	Monster Beverage Corp. (a)	10,328	946,768
	PepsiCo., Inc.	108,247	10,076,713
			27,670,880
	Biotechnology 2.8%
	Alexion Pharmaceuticals, Inc. (a)	14,167	2,349,172
	Amgen, Inc.	54,574	7,665,464
	Biogen Idec, Inc. (a)	16,966	5,612,522
	Celgene Corp. (a)	57,502	5,450,040
	Gilead Sciences, Inc. (a)	108,606	11,561,109
	Regeneron Pharmaceuticals, Inc. (a)	5,300	1,910,756
	Vertex Pharmaceuticals, Inc. (a)	17,104	1,920,950
			36,470,013
	Building Products 0.1%
	Allegion PLC	6,903	328,859
	Masco Corp.	25,501	609,984
			938,843
	Capital Markets 2.2%
	Affiliated Managers Group, Inc. (a)	3,969	795,229
	Ameriprise Financial, Inc.	13,448	1,659,214
	Bank of New York Mellon Corp. (The)	81,300	3,148,749
	BlackRock, Inc.	9,063	2,975,564
	Charles Schwab Corp. (The)	82,403	2,421,824
	E*TRADE Financial Corp. (a)	20,515	463,434
	Franklin Resources, Inc.	28,300	1,545,463
	Goldman Sachs Group, Inc. (The)	29,436	5,403,567
	Invesco, Ltd.	31,075	1,226,841
	Legg Mason, Inc.	7,322	374,594
	Morgan Stanley	110,016	3,803,253
	Northern Trust Corp.	16,043	1,091,405
	State Street Corp.	30,425	2,239,584
	T. Rowe Price Group, Inc.	18,909	1,482,466
			28,631,187
	Chemicals 2.4%
	Air Products & Chemicals, Inc.	13,774	1,793,099
	Airgas, Inc.	4,743	524,813
	CF Industries Holdings, Inc.	3,568	996,257
	Dow Chemical Co. (The)	80,642	4,228,867
	E.I. du Pont de Nemours & Co.	65,756	4,718,651
	Eastman Chemical Co.	10,788	872,641
	Ecolab, Inc.	19,372	2,224,487
	FMC Corp.	9,522	544,563
	International Flavors & Fragrances, Inc.	5,822	558,213
	LyondellBasell Industries, N.V. Class A	30,549	3,319,454
	Monsanto Co.	37,690	4,240,502
	Mosaic Co. (The)	22,878	1,016,012
	PPG Industries, Inc.	9,949	1,957,366
	Praxair, Inc.	21,029	2,712,741
	Sherwin-Williams Co. (The)	5,971	1,307,589
	Sigma-Aldrich Corp.	8,550	1,162,886
			32,178,141
	Commercial Services & Supplies 0.4%
	ADT Corp. (The)	12,540	444,668
	Cintas Corp.	6,941	489,965
	Pitney Bowes, Inc.	14,429	360,581
	Republic Services, Inc.	18,144	707,979
	Stericycle, Inc. (a)	6,122	713,580
	Tyco International, Ltd.	31,862	1,420,089
	Waste Management, Inc.	31,165	1,481,273
			5,618,135
	Communications Equipment 1.6%
	Cisco Systems, Inc.	366,353	9,221,105
	F5 Networks, Inc. (a)	5,421	643,689
	Harris Corp.	7,527	499,793
	Juniper Networks, Inc.	28,850	639,027
	Motorola Solutions, Inc.	15,860	1,003,621
	QUALCOMM, Inc.	120,414	9,003,355
			21,010,590
	Construction & Engineering 0.1%
	Fluor Corp.	11,483	766,950
	Jacobs Engineering Group, Inc. (a)	9,407	459,250
	Quanta Services, Inc. (a)	15,422	559,664
			1,785,864
	Construction Materials 0.1%
	Martin Marietta Materials, Inc.	4,363	562,565
	Vulcan Materials Co.	9,286	559,296
			1,121,861
	Consumer Finance 0.9%
	American Express Co.	64,659	5,660,249
	Capital One Financial Corp.	40,325	3,291,326
	Discover Financial Services	33,183	2,136,653
	Navient Corp.	30,132	533,638
			11,621,866
	Containers & Packaging 0.2%
	Avery Dennison Corp.	6,734	300,673
	Ball Corp.	10,082	637,888
	Bemis Co., Inc.	7,175	272,794
	MeadWestvaco Corp.	12,081	494,596
	Owens-Illinois, Inc. (a)	11,786	307,025
	Sealed Air Corp.	15,232	531,292
			2,544,268
	Distributors 0.1%
	Genuine Parts Co.	11,029	967,354

	Diversified Consumer Services 0.1%
	Graham Holdings Co. Class B	253	176,996
	H&R Block, Inc.	19,522	605,377
			782,373
	Diversified Financial Services 1.9%
¤	Berkshire Hathaway, Inc. Class B (a)	130,965	18,091,505
	CME Group, Inc.	22,693	1,814,419
	Intercontinental Exchange, Inc.	8,150	1,589,658
	Leucadia National Corp.	22,812	543,838
	McGraw Hill Financial, Inc.	19,590	1,654,375
	Moody's Corp.	13,352	1,261,764
	NASDAQ OMX Group, Inc. (The)	8,257	350,262
			25,305,821
	Diversified Telecommunication Services 2.3%
	AT&T, Inc.	372,866	13,139,798
	CenturyLink, Inc.	40,964	1,675,018
	Frontier Communications Corp.	71,395	464,781
	Verizon Communications, Inc.	297,815	14,887,772
	Windstream Holdings, Inc.	42,580	459,012
			30,626,381
	Electric Utilities 1.6%
	American Electric Power Co., Inc.	35,046	1,829,752
	Duke Energy Corp.	50,782	3,796,970
	Edison International	23,272	1,301,370
	Entergy Corp.	12,736	984,875
	Exelon Corp.	61,659	2,101,955
	FirstEnergy Corp.	29,873	1,002,837
	NextEra Energy, Inc.	31,235	2,932,342
	Northeast Utilities	22,508	997,104
	Pepco Holdings, Inc.	17,844	477,506
	Pinnacle West Capital Corp.	7,857	429,307
	PPL Corp.	47,701	1,566,501
	Southern Co. (The)	64,159	2,800,540
	Xcel Energy, Inc.	36,306	1,103,702
			21,324,761
	Electrical Equipment 0.6%
	AMETEK, Inc.	17,654	886,407
	Eaton Corp. PLC	34,229	2,169,092
	Emerson Electric Co.	50,288	3,147,023
	Rockwell Automation, Inc.	9,908	1,088,691
			7,291,213
	Electronic Equipment, Instruments & Components 0.4%
	Amphenol Corp. Class A	11,308	1,129,217
	Corning, Inc.	92,747	1,793,727
	FLIR Systems, Inc.	10,192	319,417
	Jabil Circuit, Inc.	14,357	289,581
	TE Connectivity, Ltd.	29,315	1,620,826
			5,152,768
	Energy Equipment & Services 1.7%
	Baker Hughes, Inc.	31,308	2,036,898
	Cameron International Corp. (a)	14,632	971,272
	Diamond Offshore Drilling, Inc.	4,964	170,116
	Ensco PLC Class A	16,686	689,299
	FMC Technologies, Inc. (a)	16,901	917,893
	Halliburton Co.	61,106	3,941,948
	Helmerich & Payne, Inc.	7,765	759,961
	Nabors Industries, Ltd.	20,790	473,180
	National Oilwell Varco, Inc.	30,807	2,344,413
	Noble Corp. PLC	18,101	402,204
	Schlumberger, Ltd.	93,143	9,471,712
	Transocean, Ltd.	24,215	774,154
			22,953,050
	Food & Staples Retailing 2.1%
	Costco Wholesale Corp.	31,546	3,953,345
	CVS Health Corp.	83,199	6,621,808
	Kroger Co. (The)	35,124	1,826,448
	Safeway, Inc.	16,460	564,578
	Sysco Corp.	41,890	1,589,726
	Wal-Mart Stores, Inc.	113,476	8,677,510
	Walgreen Co.	63,042	3,736,499
	Whole Foods Market, Inc.	25,954	989,107
			27,959,021
	Food Products 1.5%
	Archer-Daniels-Midland Co.	46,374	2,369,711
	Campbell Soup Co.	12,829	548,183
	ConAgra Foods, Inc.	30,137	995,727
	General Mills, Inc.	44,224	2,231,101
	Hershey Co. (The)	10,700	1,021,101
	Hormel Foods Corp.	9,615	494,115
	J.M. Smucker Co. (The)	7,315	724,112
	Kellogg Co.	18,372	1,131,715
	Keurig Green Mountain, Inc.	8,751	1,138,768
	Kraft Foods Group, Inc.	42,566	2,400,722
	McCormick & Co., Inc.	9,436	631,268
	Mead Johnson Nutrition Co.	14,429	1,388,358
	Mondelez International, Inc. Class A	121,453	4,161,587
	Tyson Foods, Inc. Class A	21,110	831,101
			20,067,569
	Gas Utilities 0.0%‡
	AGL Resources, Inc.	8,486	435,671

	Health Care Equipment & Supplies 2.0%
	Abbott Laboratories	108,092	4,495,546
	Baxter International, Inc.	38,960	2,796,159
	Becton, Dickinson & Co.	13,781	1,568,416
	Boston Scientific Corp. (a)	95,375	1,126,379
	C.R. Bard, Inc.	5,362	765,211
	CareFusion Corp. (a)	14,574	659,473
	Covidien PLC	32,337	2,797,474
	DENTSPLY International, Inc.	10,193	464,801
	Edwards Lifesciences Corp. (a)	7,575	773,786
	Intuitive Surgical, Inc. (a)	2,584	1,193,343
	Medtronic, Inc.	70,368	4,359,298
	St. Jude Medical, Inc.	20,360	1,224,247
	Stryker Corp.	21,486	1,734,994
	Varian Medical Systems, Inc. (a)	7,481	599,378
	Zimmer Holdings, Inc.	12,050	1,211,627
			25,770,132
	Health Care Providers & Services 2.1%
	Aetna, Inc.	25,476	2,063,556
	AmerisourceBergen Corp.	15,315	1,183,850
	Cardinal Health, Inc.	24,185	1,811,940
	Cigna Corp.	18,953	1,718,848
	DaVita HealthCare Partners, Inc. (a)	12,343	902,767
	Express Scripts Holding Co. (a)	53,553	3,782,448
	Humana, Inc.	11,030	1,437,099
	Laboratory Corporation of America Holdings (a)	6,108	621,489
	McKesson Corp.	16,639	3,239,114
	Patterson Cos., Inc.	5,957	246,799
	Quest Diagnostics, Inc.	10,386	630,222
	Tenet Healthcare Corp. (a)	7,086	420,838
	UnitedHealth Group, Inc.	69,801	6,020,336
	Universal Health Services, Inc. Class B	6,554	684,893
	WellPoint, Inc.	19,702	2,356,753
			27,120,952
	Health Care Technology 0.1%
	Cerner Corp. (a)	21,806	1,298,983

	Hotels, Restaurants & Leisure 1.5%
	Carnival Corp.	32,356	1,299,741
	Chipotle Mexican Grill, Inc. (a)	2,232	1,487,829
	Darden Restaurants, Inc.	9,329	480,070
	Marriott International, Inc. Class A	15,766	1,102,043
	McDonald's Corp.	70,547	6,688,561
	Starbucks Corp.	54,131	4,084,725
	Starwood Hotels & Resorts Worldwide, Inc.	13,679	1,138,230
	Wyndham Worldwide Corp.	8,992	730,690
	Wynn Resorts, Ltd.	5,772	1,079,826
	Yum! Brands, Inc.	31,587	2,273,632
			20,365,347
	Household Durables 0.4%
	D.R. Horton, Inc.	23,827	488,930
	Garmin, Ltd.	8,786	456,784
	Harman International Industries, Inc.	4,829	473,435
	Leggett & Platt, Inc.	9,861	344,346
	Lennar Corp. Class A	12,589	488,831
	Mohawk Industries, Inc. (a)	4,448	599,679
	Newell Rubbermaid, Inc.	19,670	676,845
	PulteGroup, Inc.	24,629	434,948
	Whirlpool Corp.	5,607	816,660
			4,780,458
	Household Products 1.8%
	Clorox Co. (The)	9,215	885,009
	Colgate-Palmolive Co.	61,675	4,022,443
	Kimberly-Clark Corp.	26,862	2,889,545
¤	Procter & Gamble Co. (The)	194,532	16,290,110
			24,087,107
	Independent Power & Renewable Electricity Producers 0.1%
	AES Corp. (The)	47,806	677,889
	NRG Energy, Inc.	24,271	739,780
			1,417,669
	Industrial Conglomerates 2.2%
	3M Co.	46,550	6,595,204
	Danaher Corp.	43,793	3,327,392
¤	General Electric Co.	720,887	18,469,125
	Roper Industries, Inc.	7,182	1,050,655
			29,442,376
	Insurance 2.7%
	ACE, Ltd.	24,118	2,529,255
	Aflac, Inc.	32,701	1,904,833
	Allstate Corp. (The)	31,234	1,916,831
	American International Group, Inc.	102,507	5,537,428
	Aon PLC	20,866	1,829,322
	Assurant, Inc.	5,193	333,910
	Chubb Corp. (The)	17,276	1,573,498
	Cincinnati Financial Corp.	10,529	495,389
	Genworth Financial, Inc. Class A (a)	35,308	462,535
	Hartford Financial Services Group, Inc. (The)	32,289	1,202,765
	Lincoln National Corp.	18,736	1,003,875
	Loews Corp.	21,851	910,313
	Marsh & McLennan Cos., Inc.	39,104	2,046,703
	MetLife, Inc.	80,820	4,341,650
	Principal Financial Group, Inc.	19,558	1,026,208
	Progressive Corp. (The)	38,667	977,502
	Prudential Financial, Inc.	33,073	2,908,440
	Torchmark Corp.	9,381	491,283
	Travelers Companies, Inc. (The)	24,357	2,288,097
	Unum Group	18,305	629,326
	XL Group PLC	19,073	632,651
			35,041,814
	Internet & Catalog Retail 1.2%
	Amazon.com, Inc. (a)	27,218	8,776,172
	Expedia, Inc.	7,127	624,468
	Netflix, Inc. (a)	4,317	1,947,744
	Priceline Group, Inc. (The) (a)	3,765	4,362,054
	TripAdvisor, Inc. (a)	7,915	723,589
			16,434,027
	Internet Software & Services 3.3%
	Akamai Technologies, Inc. (a)	12,786	764,603
	eBay, Inc. (a)	81,149	4,595,468
	Facebook, Inc. Class A (a)	140,090	11,072,714
¤	Google, Inc. Class A (a)	20,411	12,010,036
¤	Google, Inc. Class C (a)	20,409	11,783,340
	VeriSign, Inc. (a)	8,083	445,535
	Yahoo!, Inc. (a)	66,455	2,708,041
			43,379,737
	IT Services 3.1%
	Accenture PLC Class A	45,456	3,696,482
	Alliance Data Systems Corp. (a)	3,989	990,349
	Automatic Data Processing, Inc.	34,696	2,882,544
	Cognizant Technology Solutions Corp. Class A (a)	43,498	1,947,405
	Computer Sciences Corp.	10,515	642,992
	Fidelity National Information Services, Inc.	20,504	1,154,375
	Fiserv, Inc. (a)	17,937	1,159,358
	International Business Machines Corp.	66,650	12,652,170
	MasterCard, Inc. Class A	70,710	5,226,883
	Paychex, Inc.	23,476	1,037,639
	Teradata Corp. (a)	11,400	477,888
	Total System Services, Inc.	11,929	369,322
	Visa, Inc. Class A	35,365	7,545,830
	Western Union Co. (The)	38,059	610,466
	Xerox Corp.	78,437	1,037,722
			41,431,425
	Leisure Products 0.1%
	Hasbro, Inc.	8,250	453,709
	Mattel, Inc.	24,172	740,872
			1,194,581
	Life Sciences Tools & Services 0.4%
	Agilent Technologies, Inc.	23,877	1,360,511
	PerkinElmer, Inc.	8,029	350,064
	Thermo Fisher Scientific, Inc.	28,711	3,494,129
	Waters Corp. (a)	6,032	597,892
			5,802,596
	Machinery 1.5%
	Caterpillar, Inc.	45,108	4,467,045
	Cummins, Inc.	12,308	1,624,410
	Deere & Co.	25,751	2,111,325
	Dover Corp.	11,982	962,514
	Flowserve Corp.	9,965	702,732
	Illinois Tool Works, Inc.	26,207	2,212,395
	Ingersoll-Rand PLC	19,218	1,083,126
	Joy Global, Inc.	7,184	391,815
	PACCAR, Inc.	25,294	1,438,596
	Pall Corp.	7,673	642,230
	Parker Hannifin Corp.	10,658	1,216,611
	Pentair PLC	13,931	912,341
	Snap-on, Inc.	4,150	502,482
	Stanley Black & Decker, Inc.	11,228	996,934
	Xylem, Inc.	13,179	467,723
			19,732,279
	Media 3.4%
	Cablevision Systems Corp. Class A	15,293	267,780
	CBS Corp. Class B	34,989	1,871,911
	Comcast Corp. Class A	185,943	10,000,015
	DIRECTV (a)	36,082	3,121,815
	Discovery Communications, Inc. Class A (a)	10,629	401,776
	Discovery Communications, Inc. Class C (a)	19,631	731,844
	Gannett Co., Inc.	16,279	482,998
	Interpublic Group of Cos., Inc. (The)	30,421	557,313
	News Corp. Class A (a)	35,558	581,373
	Omnicom Group, Inc.	18,043	1,242,441
	Scripps Networks Interactive Class A	7,449	581,692
	Time Warner Cable, Inc.	20,005	2,870,517
	Time Warner, Inc.	61,411	4,618,721
	Twenty-First Century Fox, Inc. Class A	135,306	4,639,643
	Viacom, Inc. Class B	27,351	2,104,386
	Walt Disney Co. (The)	113,451	10,100,543
			44,174,768
	Metals & Mining 0.5%
	Alcoa, Inc.	83,857	1,349,259
	Allegheny Technologies, Inc.	7,715	286,227
	Freeport-McMoRan, Inc.	74,583	2,435,135
	Newmont Mining Corp.	35,566	819,796
	Nucor Corp.	22,729	1,233,730
			6,124,147
	Multi-Utilities 1.1%
	Ameren Corp.	17,329	664,221
	CenterPoint Energy, Inc.	30,615	749,149
	CMS Energy Corp.	19,754	585,904
	Consolidated Edison, Inc.	20,922	1,185,440
	Dominion Resources, Inc.	41,862	2,892,246
	DTE Energy Co.	12,629	960,814
	Integrys Energy Group, Inc.	5,700	369,474
	NiSource, Inc.	22,379	917,091
	PG&E Corp.	33,866	1,525,325
	Public Service Enterprise Group, Inc.	36,137	1,345,742
	SCANA Corp.	10,036	497,886
	Sempra Energy	16,605	1,749,835
	TECO Energy, Inc.	16,748	291,080
	Wisconsin Energy Corp.	16,179	695,697
			14,429,904
	Multiline Retail 0.7%
	Dollar General Corp. (a)	21,778	1,330,854
	Dollar Tree, Inc. (a)	14,865	833,480
	Family Dollar Stores, Inc.	6,907	533,497
	Kohl's Corp.	14,893	908,920
	Macy's, Inc.	25,370	1,476,027
	Nordstrom, Inc.	10,222	698,878
	Target Corp.	45,487	2,851,125
			8,632,781
	Oil, Gas & Consumable Fuels 7.5%
	Anadarko Petroleum Corp.	36,265	3,678,722
	Apache Corp.	27,479	2,579,454
	Cabot Oil & Gas Corp.	30,087	983,544
	Chesapeake Energy Corp.	37,307	857,688
¤	Chevron Corp.	136,429	16,278,708
	Cimarex Energy Co.	6,249	790,686
	ConocoPhillips	88,339	6,759,700
	CONSOL Energy, Inc.	16,351	619,049
	Denbury Resources, Inc.	25,252	379,538
	Devon Energy Corp.	27,531	1,877,064
	EOG Resources, Inc.	39,241	3,885,644
	EQT Corp.	10,896	997,420
¤	Exxon Mobil Corp.	306,374	28,814,475
	Hess Corp.	18,792	1,772,461
	Kinder Morgan, Inc.	47,264	1,812,102
	Marathon Oil Corp.	48,656	1,828,979
	Marathon Petroleum Corp.	20,354	1,723,373
	Murphy Oil Corp.	12,140	690,887
	Newfield Exploration Co. (a)	9,722	360,395
	Noble Energy, Inc.	25,882	1,769,293
	Occidental Petroleum Corp.	56,008	5,385,169
	ONEOK, Inc.	14,944	979,579
	Peabody Energy Corp.	15,418	190,875
	Phillips 66	40,150	3,264,596
	Pioneer Natural Resources Co.	10,271	2,023,079
	QEP Resources, Inc.	11,904	366,405
	Range Resources Corp.	12,110	821,179
	Southwestern Energy Co. (a)	25,352	886,052
	Spectra Energy Corp.	48,157	1,890,644
	Tesoro Corp.	9,213	561,809
	Valero Energy Corp.	38,133	1,764,414
	Williams Cos., Inc. (The)	48,318	2,674,401
			99,267,384
	Paper & Forest Products 0.1%
	International Paper Co.	30,677	1,464,520

	Personal Products 0.1%
	Avon Products, Inc.	30,987	390,436
	Estee Lauder Cos., Inc. (The) Class A	16,163	1,207,700
			1,598,136
	Pharmaceuticals 6.0%
	AbbVie, Inc.	114,172	6,594,575
	Actavis PLC (a)	18,991	4,582,148
	Allergan, Inc.	21,373	3,808,455
	Bristol-Myers Squibb Co.	118,991	6,089,959
	Eli Lilly & Co.	70,561	4,575,881
	Hospira, Inc. (a)	12,122	630,708
¤	Johnson & Johnson	202,624	21,597,692
	Mallinckrodt PLC (a)	8,124	732,379
	Merck & Co., Inc.	207,231	12,284,654
	Mylan, Inc. (a)	26,633	1,211,535
	Perrigo Co. PLC	9,607	1,442,875
	Pfizer, Inc.	455,560	13,470,909
	Zoetis, Inc.	35,716	1,319,706
			78,341,476
	Professional Services 0.2%
	Dun & Bradstreet Corp.	2,613	306,949
	Equifax, Inc.	8,693	649,715
	Nielsen N.V.	21,704	962,138
	Robert Half International, Inc.	9,900	485,100
			2,403,902
	Real Estate Investment Trusts 2.1%
	American Tower Corp.	28,481	2,666,676
	Apartment Investment & Management Co. Class A	10,422	331,628
	AvalonBay Communities, Inc.	9,424	1,328,501
	Boston Properties, Inc.	10,922	1,264,331
	Crown Castle International Corp.	23,865	1,921,848
	Equity Residential	25,987	1,600,279
	Essex Property Trust, Inc.	4,561	815,279
	General Growth Properties, Inc.	45,084	1,061,728
	HCP, Inc.	32,964	1,309,000
	Health Care REIT, Inc.	23,281	1,452,036
	Host Hotels & Resorts, Inc.	54,023	1,152,311
	Iron Mountain, Inc.	12,158	396,959
	Kimco Realty Corp.	29,265	641,196
	Macerich Co. (The)	10,036	640,598
	Plum Creek Timber Co., Inc.	12,636	492,930
	ProLogis, Inc.	35,623	1,342,987
	Public Storage	10,407	1,725,897
	Simon Property Group, Inc.	22,306	3,667,553
	Ventas, Inc.	21,008	1,301,446
	Vornado Realty Trust	12,429	1,242,403
	Weyerhaeuser Co.	37,783	1,203,766
			27,559,352
	Real Estate Management & Development 0.0%‡
	CBRE Group, Inc. Class A (a)	19,886	591,410

	Road & Rail 1.0%
	CSX Corp.	71,814	2,302,357
	Kansas City Southern	7,872	954,086
	Norfolk Southern Corp.	22,234	2,481,315
	Ryder System, Inc.	3,757	338,017
	Union Pacific Corp.	64,471	6,989,946
			13,065,721
	Semiconductors & Semiconductor Equipment 2.3%
	Altera Corp.	22,197	794,209
	Analog Devices, Inc.	22,557	1,116,346
	Applied Materials, Inc.	87,413	1,888,995
	Avago Technologies, Ltd.	18,074	1,572,438
	Broadcom Corp. Class A	38,636	1,561,667
	First Solar, Inc. (a)	5,398	355,242
	Intel Corp.	355,705	12,385,648
	KLA-Tencor Corp.	11,900	937,482
	Lam Research Corp.	11,600	866,520
	Linear Technology Corp.	17,136	760,667
	Microchip Technology, Inc.	14,172	669,344
	Micron Technology, Inc. (a)	76,857	2,633,121
	NVIDIA Corp.	36,987	682,410
	Texas Instruments, Inc.	76,693	3,657,489
	Xilinx, Inc.	19,165	811,638
			30,693,216
	Software 3.7%
	Adobe Systems, Inc. (a)	33,945	2,348,655
	Autodesk, Inc. (a)	16,362	901,546
	CA, Inc.	23,208	648,431
	Citrix Systems, Inc. (a)	11,726	836,533
	Electronic Arts, Inc. (a)	22,585	804,252
	Intuit, Inc.	20,351	1,783,765
¤	Microsoft Corp.	591,948	27,442,709
	Oracle Corp.	233,628	8,943,280
	Red Hat, Inc. (a)	13,536	760,046
	Salesforce.com, Inc. (a)	41,356	2,379,211
	Symantec Corp.	49,716	1,168,823
			48,017,251
	Specialty Retail 2.0%
	AutoNation, Inc. (a)	5,620	282,742
	AutoZone, Inc. (a)	2,342	1,193,624
	Bed Bath & Beyond, Inc. (a)	14,581	959,867
	Best Buy Co., Inc.	20,798	698,605
	Carmax, Inc. (a)	15,951	740,924
	GameStop Corp. Class A	8,350	344,020
	Gap, Inc. (The)	19,947	831,590
	Home Depot, Inc. (The)	96,691	8,870,432
	L Brands, Inc.	17,643	1,181,728
	Lowe's Companies, Inc.	70,919	3,753,034
	O'Reilly Automotive, Inc. (a)	7,455	1,120,934
	PetSmart, Inc.	7,124	499,321
	Ross Stores, Inc.	15,075	1,139,369
	Staples, Inc.	47,180	570,878
	Tiffany & Co.	8,082	778,377
	TJX Cos., Inc. (The)	49,785	2,945,779
	Tractor Supply Co.	9,966	613,009
	Urban Outfitters, Inc. (a)	7,312	268,350
			26,792,583
	Technology Hardware, Storage & Peripherals 4.4%
¤	Apple, Inc. (b)	430,199	43,342,549
	EMC Corp.	145,749	4,264,616
	Hewlett-Packard Co.	134,369	4,766,069
	NetApp, Inc.	22,935	985,288
	SanDisk Corp.	16,136	1,580,521
	Seagate Technology PLC	23,542	1,348,250
	Western Digital Corp.	15,803	1,537,948
			57,825,241
	Textiles, Apparel & Luxury Goods 0.8%
	Coach, Inc.	19,686	701,019
	Fossil Group, Inc. (a)	3,345	314,096
	Michael Kors Holdings, Ltd. (a)	14,746	1,052,717
	NIKE, Inc. Class B	50,526	4,506,919
	PVH Corp.	5,829	706,183
	Ralph Lauren Corp.	4,359	718,058
	Under Armour, Inc. Class A (a)	11,951	825,814
	VF Corp.	24,776	1,635,959
			10,460,765
	Thrifts & Mortgage Finance 0.1%
	Hudson City Bancorp, Inc.	34,568	336,001
	People's United Financial, Inc.	22,256	322,044
			658,045
	Tobacco 1.4%
	Altria Group, Inc.	142,501	6,546,496
	Lorillard, Inc.	25,938	1,553,946
	Philip Morris International, Inc.	112,223	9,359,398
	Reynolds American, Inc.	22,139	1,306,201
			18,766,041
	Trading Companies & Distributors 0.2%
	Fastenal Co.	19,501	875,595
	United Rentals, Inc. (a)	6,891	765,590
	W.W. Grainger, Inc.	4,414	1,110,783
			2,751,968
	Total Common Stocks (Cost $496,175,444)		1,258,666,490	(c)

	Principal Amount
Short-Term Investments 4.3%
U.S. Government 4.3%
United States Treasury Bills 4.3%
0.011 - 0.013%, due 1/8/15 (d)	$2,400,000	2,399,880
0.003 - 0.022%, due 10/9/14 (d)	50,100,000	50,099,865
0.018 - 0.02%, due 10/23/14 (b)(d)	3,700,000	3,699,956
Total Short-Term Investments (Cost $56,199,742)		56,199,701
Total Investments (Cost $552,375,186) (f)	99.9%	1,314,866,191
Other Assets, Less Liabilities	0.1	811,748
Net Assets	100.0%	$1,315,677,939

	Contracts Long	Unrealized Appreciation (Depreciation) (e)
Futures Contracts (0.1%)

Standard & Poor's 500 Index Mini December 2014	572	$(784,471)

Total Futures Contracts (Notional Amount $56,213,300) (c)		$(784,471)

¤	Among the Portfolio's 10 largest holdings, as of September 30, 2014, excluding short-term investments. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Represents a security, or a portion thereof, which is maintained at a broker as collateral for futures contracts.
(c)	The combined market value of common stocks and notional amount of Standard & Poor's 500 Index futures contracts represents 99.9% of the Portfolio's net assets.
(d)	Interest rate shown represents yield to maturity.
(e)	Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2014.
(f)	As of September 30, 2014, cost is $576,832,467 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$769,481,080
Gross unrealized depreciation	(31,447,356)
Net unrealized appreciation	$738,033,724

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014, for valuing the Portfolio's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$1,258,666,490	$—	$—	$1,258,666,490
Short-Term Investments
U.S. Government	—	56,199,701	—	56,199,701
Total Investments in Securities	$1,258,666,490	$56,199,701	$—	$1,314,866,191

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts Long (b)	$(784,471)	$—	$—	$(784,471)
Total Other Financial Instruments	$(784,471)	$—	$—	$(784,471)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2014, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of September 30, 2014, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP T. Rowe Price Equity Income Portfolio

Portfolio of Investments September 30, 2014 (Unaudited)

		Shares	Value
	Common Stocks 95.1% †
	Aerospace & Defense 2.3%
	Boeing Co. (The)	70,900	$9,031,242
	Honeywell International, Inc.	99,600	9,274,752
			18,305,994
	Air Freight & Logistics 1.1%
	United Parcel Service, Inc. Class B	89,200	8,767,468

	Airlines 0.7%
	United Continental Holdings, Inc. (a)	115,300	5,394,887

	Auto Components 0.6%
	Johnson Controls, Inc.	111,900	4,923,600

	Automobiles 1.0%
	Ford Motor Co.	277,300	4,101,267
	General Motors Co.	133,308	4,257,857
			8,359,124
	Banks 11.5%
¤	Bank of America Corp.	835,500	14,245,275
¤	JPMorgan Chase & Co.	363,900	21,921,336
	PNC Financial Services Group, Inc.	143,100	12,246,498
	Regions Financial Corp.	291,500	2,926,660
	SunTrust Banks, Inc.	216,800	8,244,904
¤	U.S. Bancorp	348,600	14,581,938
¤	Wells Fargo & Co.	352,500	18,284,175
			92,450,786
	Beverages 0.8%
	PepsiCo., Inc.	70,300	6,544,227

	Building Products 1.0%
	Masco Corp.	206,600	4,941,872
	USG Corp. (a)	109,100	2,999,159
			7,941,031
	Capital Markets 1.9%
	Bank of New York Mellon Corp. (The)	5,000	193,650
	Legg Mason, Inc.	118,700	6,072,692
	Northern Trust Corp.	128,100	8,714,643
	Och-Ziff Capital Management Group LLC Class A	65,500	701,505
			15,682,490
	Chemicals 1.1%
	E.I. du Pont de Nemours & Co.	75,300	5,403,528
	Potash Corporation of Saskatchewan, Inc.	104,000	3,594,240
			8,997,768
	Communications Equipment 2.9%
	Cisco Systems, Inc.	304,400	7,661,748
	Harris Corp.	116,400	7,728,960
	QUALCOMM, Inc.	100,900	7,544,293
			22,935,001
	Construction Materials 0.8%
	Vulcan Materials Co.	101,200	6,095,276

	Consumer Finance 1.0%
	American Express Co.	94,800	8,298,792

	Containers & Packaging 0.6%
	MeadWestvaco Corp.	111,300	4,556,622

	Distributors 0.6%
	Genuine Parts Co.	57,300	5,025,783

	Diversified Telecommunication Services 3.7%
	AT&T, Inc.	343,100	12,090,844
	CenturyLink, Inc.	127,100	5,197,119
	Telefonica S.A.	231,516	3,583,563
	Verizon Communications, Inc.	173,075	8,652,019
			29,523,545
	Electric Utilities 4.4%
	Duke Energy Corp.	133,245	9,962,729
	Entergy Corp.	112,600	8,707,358
	Exelon Corp.	198,400	6,763,456
	FirstEnergy Corp.	148,900	4,998,573
	Xcel Energy, Inc.	167,000	5,076,800
			35,508,916
	Electrical Equipment 1.6%
	Eaton Corp. PLC	62,984	3,991,296
	Emerson Electric Co.	144,800	9,061,584
			13,052,880
	Electronic Equipment, Instruments & Components 0.8%
	Corning, Inc.	346,900	6,709,046

	Energy Equipment & Services 1.4%
	Diamond Offshore Drilling, Inc.	104,900	3,594,923
	Schlumberger, Ltd.	72,300	7,352,187
			10,947,110
	Food Products 2.5%
	Archer-Daniels-Midland Co.	181,400	9,269,540
	Campbell Soup Co.	153,800	6,571,874
	ConAgra Foods, Inc.	28,300	935,032
	McCormick & Co., Inc.	45,900	3,070,710
			19,847,156
	Health Care Providers & Services 0.6%
	Quest Diagnostics, Inc.	83,900	5,091,052

	Hotels, Restaurants & Leisure 0.9%
	Carnival Corp.	184,100	7,395,297

	Household Durables 0.1%
	Whirlpool Corp.	5,400	786,510

	Household Products 1.1%
	Clorox Co. (The)	82,300	7,904,092
	Procter & Gamble Co. (The)	13,900	1,163,986
			9,068,078
	Independent Power & Renewable Electricity Producers 0.4%
	AES Corp. (The)	215,000	3,048,700

	Industrial Conglomerates 2.9%
¤	General Electric Co.	902,300	23,116,926

	Insurance 3.6%
	Chubb Corp. (The)	42,000	3,825,360
	Loews Corp.	77,100	3,211,986
	Marsh & McLennan Cos., Inc.	215,800	11,294,972
	MetLife, Inc.	91,400	4,910,008
	Sun Life Financial, Inc.	92,000	3,336,840
	Willis Group Holdings PLC	50,100	2,074,140
			28,653,306
	IT Services 1.4%
	Computer Sciences Corp.	64,800	3,962,520
	International Business Machines Corp.	22,100	4,195,243
	Western Union Co. (The)	186,000	2,983,440
			11,141,203
	Leisure Products 1.0%
	Mattel, Inc.	252,100	7,726,865

	Machinery 4.4%
	Deere & Co.	70,700	5,796,693
	Illinois Tool Works, Inc.	142,700	12,046,734
	Joy Global, Inc.	94,100	5,132,214
	Stanley Black & Decker, Inc.	77,200	6,854,588
	Xylem, Inc.	148,400	5,266,716
			35,096,945
	Media 3.8%
	Cablevision Systems Corp. Class A	212,200	3,715,622
	Comcast Corp. Class A	81,300	4,372,314
	Madison Square Garden Co. Class A (a)	33,500	2,215,020
	New York Times Co. (The) Class A	185,600	2,082,432
	News Corp. Class A (a)	74,500	1,218,075
	Pearson PLC	125,191	2,516,622
	Time Warner, Inc.	128,200	9,641,922
	Walt Disney Co. (The)	55,500	4,941,165
			30,703,172
	Metals & Mining 1.4%
	Newmont Mining Corp.	145,600	3,356,080
	Nucor Corp.	142,600	7,740,328
			11,096,408
	Multi-Utilities 1.4%
	NiSource, Inc.	270,700	11,093,286

	Multiline Retail 2.0%
	Kohl's Corp.	156,600	9,557,298
	Macy's, Inc.	107,300	6,242,714
			15,800,012
	Oil, Gas & Consumable Fuels 12.8%
	Anadarko Petroleum Corp.	65,400	6,634,176
¤	Apache Corp.	170,800	16,032,996
	BP PLC, Sponsored ADR	99,500	4,373,025
¤	Chevron Corp.	138,800	16,561,616
	ConocoPhillips	46,100	3,527,572
	CONSOL Energy, Inc.	171,600	6,496,776
¤	Exxon Mobil Corp.	158,400	14,897,520
	Hess Corp.	113,300	10,686,456
	Murphy Oil Corp.	139,900	7,961,709
¤	Royal Dutch Shell PLC, ADR	165,700	12,614,741
	Talisman Energy, Inc.	393,100	3,400,315
			103,186,902
	Paper & Forest Products 1.2%
	International Paper Co.	209,600	10,006,304

	Personal Products 0.5%
	Avon Products, Inc.	293,500	3,698,100

	Pharmaceuticals 6.1%
	Bristol-Myers Squibb Co.	178,400	9,130,512
	GlaxoSmithKline PLC	176,863	4,051,375
¤	Johnson & Johnson	133,000	14,176,470
	Merck & Co., Inc.	187,600	11,120,928
	Pfizer, Inc.	360,700	10,665,899
			49,145,184
	Real Estate Investment Trusts 1.3%
	Digital Realty Trust, Inc.	62,400	3,892,512
	Weyerhaeuser Co.	209,800	6,684,228
			10,576,740
	Semiconductors & Semiconductor Equipment 2.5%
	Analog Devices, Inc.	121,000	5,988,290
	Applied Materials, Inc.	358,600	7,749,346
	Texas Instruments, Inc.	133,900	6,385,691
			20,123,327
	Software 1.3%
	CA, Inc.	69,300	1,936,242
	Microsoft Corp.	192,700	8,933,572
			10,869,814
	Specialty Retail 0.7%
	Staples, Inc.	398,500	4,821,850
	Tiffany & Co.	5,300	510,443
			5,332,293
	Technology Hardware, Storage & Peripherals 1.0%
	Apple, Inc.	76,200	7,677,150

	Textiles, Apparel & Luxury Goods 0.2%
	Coach, Inc.	55,500	1,976,355

	Wireless Telecommunication Services 0.2%
	Vodafone Group PLC	475,011	1,574,011

	Total Common Stocks (Cost $614,959,687)		763,851,442

	Principal Amount
Short-Term Investment 4.9%
Repurchase Agreement 4.9%
State Street Bank and Trust Co. 0.00%, dated 9/30/14 due 10/1/14 Proceeds at Maturity $39,121,752 (Collateralized by a Federal National Mortgage Association security with a rate of 2.11% and a maturity date of 11/7/22, with a Principal Amount of $42,125,000 and a Market Value of $39,908,846)	$39,121,752	39,121,752
Total Short-Term Investment (Cost $39,121,752)		39,121,752
Total Investments (Cost $654,081,439) (b)	100.0%	802,973,194
Other Assets, Less Liabilities	(0.0)‡	(146,703)
Net Assets	100.0%	$802,826,491

¤	Among the Portfolio's 10 largest holdings, as of September 30, 2014, excluding short-term investment. May be subject to change daily.

†	Percentages indicated are based on Portfolio net assets.

‡	Less than one-tenth of a percent.

(a)	Non-income producing security.

(b)	As of September 30, 2014, cost was $654,650,627 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$161,614,725
Gross unrealized depreciation	(13,292,158)
Net unrealized appreciation	$148,322,567

The following abbreviation is used in the above portfolio:

ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$763,851,442	$—	$—	$763,851,442
Short-Term Investment
Repurchase Agreement	—	39,121,752	—	39,121,752
Total Investments in Securities	$763,851,442	$39,121,752	$—	$802,973,194

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2014, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of September 30, 2014, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP U.S. Small Cap Portfolio

Portfolio of Investments September 30, 2014 (Unaudited)

		Shares	Value
	Common Stocks 96.3% †
	Aerospace & Defense 2.4%
	Curtiss-Wright Corp.	50,315	$3,316,765
	Hexcel Corp. (a)	127,785	5,073,064
			8,389,829
	Auto Components 2.1%
	Dana Holding Corp.	178,985	3,431,142
	Visteon Corp. (a)	42,680	4,150,630
			7,581,772
	Banks 10.2%
	Bank of Hawaii Corp.	83,735	4,756,985
	BankUnited, Inc.	186,100	5,674,189
	CVB Financial Corp.	243,877	3,499,635
	First Financial Bancorp	172,415	2,729,329
¤	Investors Bancorp, Inc.	687,682	6,966,219
	Texas Capital Bancshares, Inc. (a)	47,460	2,737,493
	Umpqua Holdings Corp.	254,819	4,196,869
	ViewPoint Financial Group, Inc.	234,265	5,608,304
			36,169,023
	Building Products 3.1%
¤	Armstrong World Industries, Inc. (a)	132,440	7,416,640
	Simpson Manufacturing Co., Inc.	126,200	3,678,730
			11,095,370
	Capital Markets 1.2%
	Diamond Hill Investment Group, Inc.	35,740	4,397,807

	Chemicals 3.6%
	Chemtura Corp. (a)	177,405	4,138,859
	Flotek Industries, Inc. (a)	154,295	4,022,471
	Innophos Holdings, Inc.	81,940	4,514,074
			12,675,404
	Commercial Services & Supplies 1.4%
	Herman Miller, Inc.	168,340	5,024,949

	Communications Equipment 1.7%
¤	Harmonic, Inc. (a)	964,813	6,116,914

	Construction Materials 0.5%
	United States Lime & Minerals, Inc.	28,785	1,673,272

	Containers & Packaging 1.4%
	Silgan Holdings, Inc.	102,580	4,821,260

	Diversified Consumer Services 1.6%
	Service Corp. International	269,655	5,700,507

	Diversified Financial Services 0.8%
	CBOE Holdings, Inc.	49,415	2,644,938

	Diversified Telecommunication Services 1.2%
	Lumos Networks Corp.	252,420	4,101,825

	Electric Utilities 2.2%
	Great Plains Energy, Inc.	178,280	4,309,027
	Westar Energy, Inc.	104,155	3,553,769
			7,862,796
	Electronic Equipment, Instruments & Components 2.3%
	National Instruments Corp.	127,614	3,947,101
	OSI Systems, Inc. (a)	67,010	4,253,795
			8,200,896
	Energy Equipment & Services 1.9%
	Dril-Quip, Inc. (a)	34,646	3,097,352
	Oil States International, Inc. (a)	57,400	3,553,060
			6,650,412
	Food & Staples Retailing 1.2%
	SpartanNash Co.	209,392	4,072,674

	Food Products 1.4%
	B&G Foods, Inc.	184,635	5,086,694

	Health Care Equipment & Supplies 7.8%
	Greatbatch, Inc. (a)	51,700	2,202,937
¤	Integra LifeSciences Holdings Corp. (a)	144,666	7,181,220
	Sirona Dental Systems, Inc. (a)	55,989	4,293,237
	Teleflex, Inc.	54,905	5,767,221
	Tornier N.V. (a)	108,800	2,600,320
	Wright Medical Group, Inc. (a)	180,940	5,482,482
			27,527,417
	Health Care Providers & Services 4.3%
	Bio-Reference Laboratories, Inc. (a)	163,505	4,587,951
	U.S. Physical Therapy, Inc.	129,036	4,566,584
¤	WellCare Health Plans, Inc. (a)	102,380	6,177,609
			15,332,144
	Hotels, Restaurants & Leisure 6.0%
¤	Brinker International, Inc.	122,010	6,196,888
	Life Time Fitness, Inc. (a)	110,225	5,559,749
	Monarch Casino & Resort, Inc. (a)	221,449	2,637,458
	Multimedia Games Holding Co., Inc. (a)	102,390	3,687,064
	Papa John's International, Inc.	79,981	3,198,440
			21,279,599
	Household Durables 1.1%
	M/I Homes, Inc. (a)	194,645	3,857,864

	Internet Software & Services 1.6%
	Monster Worldwide, Inc. (a)	719,518	3,957,349
	Travelzoo, Inc. (a)	109,140	1,691,670
			5,649,019
	IT Services 2.5%
	EVERTEC, Inc.	208,120	4,649,401
	Forrester Research, Inc.	112,845	4,159,467
			8,808,868
	Life Sciences Tools & Services 1.0%
	Bio-Rad Laboratories, Inc. Class A (a)	31,555	3,578,337

	Machinery 6.6%
	Harsco Corp.	167,630	3,588,958
	John Bean Technologies Corp.	58,039	1,632,637
	Kennametal, Inc.	52,081	2,151,466
¤	Mueller Industries, Inc.	223,618	6,382,058
	Mueller Water Products, Inc. Class A	458,755	3,798,491
¤	Woodward, Inc.	125,845	5,992,739
			23,546,349
	Media 1.4%
	Morningstar, Inc.	71,817	4,876,374

	Multi-Utilities 1.9%
¤	Vectren Corp.	170,080	6,786,192

	Paper & Forest Products 1.1%
	KapStone Paper and Packaging Corp. (a)	141,655	3,962,090

	Professional Services 0.6%
	Resources Connection, Inc.	148,790	2,074,133

	Real Estate Investment Trusts 2.0%
	Blackstone Mortgage Trust, Inc. Class A	127,900	3,466,090
	CubeSmart	105,750	1,901,385
	Northstar Realty Finance Corp.	100,700	1,779,369
			7,146,844
	Road & Rail 1.1%
	Werner Enterprises, Inc.	147,100	3,706,920

	Semiconductors & Semiconductor Equipment 3.8%
	Cypress Semiconductor Corp. (a)	469,945	4,640,707
	Teradyne, Inc.	195,000	3,781,050
	Veeco Instruments, Inc. (a)	147,705	5,162,290
			13,584,047
	Software 1.8%
	CommVault Systems, Inc. (a)	12,350	622,440
	Rovi Corp. (a)	298,615	5,896,153
			6,518,593
	Specialty Retail 4.2%
	Big 5 Sporting Goods Corp.	251,860	2,359,928
	Brown Shoe Co., Inc.	146,800	3,982,684
	CST Brands, Inc.	144,320	5,188,304
	Express, Inc. (a)	205,650	3,210,197
			14,741,113
	Textiles, Apparel & Luxury Goods 3.0%
¤	Iconix Brand Group, Inc. (a)	190,175	7,025,065
	Steven Madden, Ltd. (a)	110,400	3,558,192
			10,583,257
	Thrifts & Mortgage Finance 4.3%
	Brookline Bancorp, Inc.	445,940	3,812,787
	Capitol Federal Financial, Inc.	331,850	3,922,467
	Northwest Bancshares, Inc.	357,425	4,324,843
	Trustco Bank Corp.	510,130	3,285,237
			15,345,334
	Total Common Stocks (Cost $303,991,504)		341,170,836

		Principal Amount
	Short-Term Investment 4.6%
	Repurchase Agreement 4.6%
	State Street Bank and Trust Co. 0.00%, dated 9/30/14 due 10/1/14 Proceeds at Maturity $16,321,312 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 2.00% and a maturity date of 11/2/22, with a Principal Amount of $17,775,000 and a Market Value of $16,649,167)	$16,321,312	16,321,312
	Total Short-Term Investment (Cost $16,321,312)		16,321,312
	Total Investments (Cost $320,312,816) (b)	100.9%	357,492,148
	Other Assets, Less Liabilities	(0.9)	(3,094,691)
	Net Assets	100.0%	$354,397,457

¤	Among the Portfolio's 10 largest holdings, as of September 30, 2014, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	As of September 30, 2014, cost was $320,594,773 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$46,672,646
Gross unrealized depreciation	(9,775,271)
Net unrealized appreciation	$36,897,375

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$341,170,836	$—	$—	$341,170,836
Short-Term Investment
Repurchase Agreement	—	16,321,312	—	16,321,312
Total Investments in Securities	$341,170,836	$16,321,312	$—	$357,492,148

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2014, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of September 30, 2014, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Unconstrained Bond Portfolio

Portfolio of Investments September 30, 2014 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 89.2%†
	Asset-Backed Securities 0.3%
	Airlines 0.0%‡
	Continental Airlines, Inc. Series 2004-ERJ1, Class A 9.558%, due 3/1/21	$17,901	$20,049
	Northwest Airlines, Inc. Series 2007-1, Class A 7.027%, due 5/1/21	73,241	83,949
	United Airlines, Inc. Series 2009-2, Class A 9.75%, due 7/15/18	99,832	112,810
			216,808
	Home Equity 0.2%
	Carrington Mortgage Loan Trust Series 2006-NC4, Class A5 0.215%, due 10/25/36 (a)(b)	94,107	83,455
	Citigroup Mortgage Loan Trust Series 2007-AHL2, Class A3A 0.225%, due 5/25/37 (a)(b)	45,651	38,812
	Equifirst Loan Securitization Trust Series 2007-1, Class A2A 0.215%, due 4/25/37 (a)(b)	4,823	4,798
	First NLC Trust Series 2007-1, Class A1 0.225%, due 8/25/37 (a)(b)(c)	97,565	53,712
	GSAA Home Equity Trust Series 2006-14, Class A1 0.205%, due 9/25/36 (a)(b)	208,643	114,031
	Home Equity Loan Trust Series 2007-FRE1, Class 2AV1 0.285%, due 4/25/37 (a)(b)	41,075	38,028
	HSI Asset Securitization Corp. Trust Series 2007-NC1, Class A1 0.255%, due 4/25/37 (a)(b)	48,820	46,398
	JP Morgan Mortgage Acquisition Corp. Series 2007-HE1, Class AF1 0.255%, due 3/25/47 (a)(b)	48,979	33,322
	Master Asset Backed Securities Trust Series 2006-HE4, Class A1 0.205%, due 11/25/36 (a)(b)	25,626	11,699
	Merrill Lynch Mortgage Investors Trust Series 2007-MLN1, Class A2A 0.265%, due 3/25/37 (a)(b)	64,186	56,029
	Morgan Stanley ABS Capital I Trust
	Series 2006-HE6, Class A2B 0.255%, due 9/25/36 (a)(b)	86,767	48,970
	Series 2006-HE8, Class A2B 0.255%, due 10/25/36 (a)(b)	45,822	27,974
	Series 2007-HE4, Class A2A 0.265%, due 2/25/37 (a)(b)	23,586	12,283
	Series 2007-NC2, Class A2FP 0.305%, due 2/25/37 (a)(b)	91,190	58,054
	Renaissance Home Equity Loan Trust Series 2007-2, Class AF1 5.893%, due 6/25/37 (b)(d)	206,169	114,614
	Securitized Asset Backed Receivables LLC Trust Series 2007-BR4, Class A2A 0.245%, due 5/25/37 (a)(b)	111,557	73,705
	Soundview Home Equity Loan Trust
	Series 2007-OPT1, Class 2A1 0.235%, due 6/25/37 (a)(b)	95,285	56,790
	Series 2006-EQ2, Class A2 0.265%, due 1/25/37 (a)(b)	62,365	42,424
	Specialty Underwriting & Residential Finance Trust Series 2006-BC4, Class A2B 0.265%, due 9/25/37 (a)(b)	628,567	294,987
			1,210,085
	Student Loans 0.1%
	KeyCorp Student Loan Trust Series 2000-A, Class A2 0.555%, due 5/25/29 (a)	360,538	349,984

	Total Asset-Backed Securities (Cost $2,057,627)		1,776,877

	Convertible Bonds 1.9%
	Airlines 0.2%
	AirtTran Holdings, Inc. 5.25%, due 11/1/16	250,000	621,563
	United Airlines, Inc. 4.50%, due 1/15/15	195,000	483,478
			1,105,041
	Biotechnology 0.1%
	Gilead Sciences, Inc. 1.625%, due 5/1/16	140,000	653,976

	Coal 0.0%‡
	Alpha Natural Resources, Inc. 2.375%, due 4/15/15	125,000	120,312

	Commercial Services 0.0%‡
	Live Nation Entertainment, Inc. 2.50%, due 5/15/19 (c)	240,000	248,250

	Computers 0.1%
	Spansion LLC 2.00%, due 9/1/20	185,000	323,866

	Distribution & Wholesale 0.1%
	WESCO International, Inc. 6.00%, due 9/15/29	100,000	278,750

	Health Care - Products 0.1%
	Teleflex, Inc. 3.875%, due 8/1/17	322,000	556,456

	Health Care - Services 0.0%‡
	WellPoint, Inc. 2.75%, due 10/15/42	160,000	264,300

	Household Products & Wares 0.5%
	Jarden Corp.
	1.125%, due 3/15/34 (c)	2,500,000	2,504,687
	1.875%, due 9/15/18	310,000	425,088
			2,929,775
	Internet 0.1%
	Priceline Group, Inc. (The) 1.00%, due 3/15/18	305,000	411,941
	Yahoo!, Inc. (zero coupon), due 12/1/18 (c)	275,000	287,203
			699,144
	Lodging 0.0%‡
	MGM Resorts International 4.25%, due 4/15/15	215,000	271,303

	Metal Fabricate & Hardware 0.0%‡
	RTI International Metals, Inc. 1.625%, due 10/15/19	249,000	239,351

	Miscellaneous - Manufacturing 0.1%
	Danaher Corp. (zero coupon), due 1/22/21	266,000	586,696

	Oil & Gas Services 0.2%
	Helix Energy Solutions Group, Inc. 3.25%, due 3/15/32	381,000	446,722
¤	JPMorgan Chase & Co. (Convertible into Schlumberger, Ltd.) (zero coupon), due 5/5/15 (c)(e)	400,000	714,480
			1,161,202
	Pharmaceuticals 0.1%
	Pacira Pharmaceuticals, Inc. 3.25%, due 2/1/19	60,000	234,600
	Salix Pharmaceuticals, Ltd. 1.50%, due 3/15/19	85,000	206,019
	Teva Pharmaceutical Finance Co. LLC 0.25%, due 2/1/26	295,000	380,181
			820,800
	Real Estate Investment Trusts 0.1%
	SL Green Operating Partnership, L.P. 3.00%, due 10/15/17 (c)	250,000	324,844

	Semiconductors 0.1%
	Intel Corp. 3.25%, due 8/1/39	220,000	369,326
	Novellus Systems, Inc. 2.625%, due 5/15/41	170,000	371,344
			740,670
	Software 0.1%
	Cornerstone OnDemand, Inc. 1.50%, due 7/1/18	225,000	223,735
	Nuance Communications, Inc. 2.75%, due 11/1/31	345,000	341,981
	Salesforce.com, Inc. 0.25%, due 4/1/18	290,000	324,800
			890,516
	Telecommunications 0.0%‡
	JDS Uniphase Corp. 0.625%, due 8/15/33	260,000	261,137

	Total Convertible Bonds (Cost $10,236,310)		12,476,389

	Corporate Bonds 67.0%
	Advertising 0.2%
	Lamar Media Corp. 5.00%, due 5/1/23	1,200,000	1,155,000

	Aerospace & Defense 1.1%
	Alliant Techsystems, Inc. 6.875%, due 9/15/20	1,200,000	1,290,000
	B/E Aerospace, Inc. 5.25%, due 4/1/22	3,195,000	3,442,612
	TransDigm, Inc.
	6.00%, due 7/15/22 (c)	2,300,000	2,271,250
	7.50%, due 7/15/21	300,000	320,250
			7,324,112
	Airlines 0.9%
	Continental Airlines, Inc.
	5.983%, due 10/19/23	703,695	781,102
	7.875%, due 1/2/20	213,969	227,074
	9.798%, due 10/1/22	598,396	679,179
	Delta Air Lines, Inc.
	Series 2011-1 Class A Pass Through Trust 5.30%, due 10/15/20	267,057	291,760
	Series 2010-1 Class A Pass Through Trust 6.20%, due 1/2/20	67,104	74,384
	Series 2010-2, Class B Pass Through Trust 6.75%, due 5/23/17	563,000	595,373
	U.S. Airways Group, Inc. Class A Series 2010-1, Pass Through Trust 6.25%, due 10/22/24	1,330,435	1,500,065
	U.S. Airways, Inc. Class A Series 2012-1A, Pass Through Trust 5.90%, due 4/1/26	1,742,019	1,951,061
			6,099,998
	Auto Manufacturers 0.9%
	Chrysler Group LLC / CG Co-Issuer, Inc. 8.25%, due 6/15/21	2,735,000	2,981,150
	Ford Motor Co.
	6.625%, due 10/1/28	51,000	62,717
	7.45%, due 7/16/31	525,000	693,171
	8.90%, due 1/15/32	135,000	187,185
	9.98%, due 2/15/47	133,000	208,619
	Navistar International Corp. 8.25%, due 11/1/21	1,715,000	1,757,875
			5,890,717
	Auto Parts & Equipment 1.4%
	Continental Rubber of America Corp. 4.50%, due 9/15/19 (c)	1,450,000	1,521,299
	Dana Holding Corp. 5.375%, due 9/15/21	3,950,000	4,019,125
	Goodyear Tire & Rubber Co. (The) 8.25%, due 8/15/20	1,650,000	1,765,500
	Schaeffler Finance B.V. 4.75%, due 5/15/21 (c)	2,000,000	1,995,000
			9,300,924
	Banks 7.2%
	Banco de Bogota S.A. 5.375%, due 2/19/23 (c)	1,600,000	1,636,000
	Banco do Brasil S.A. 5.875%, due 1/19/23 (c)	1,500,000	1,522,500
	Banco Santander Mexico S.A. 4.125%, due 11/9/22 (c)	1,715,000	1,723,575
¤	Bank of America Corp.
	1.668%, due 5/6/19 (a)	€1,000,000	1,276,313
	5.125%, due 12/29/49 (a)	$2,335,000	2,259,113
	5.625%, due 7/1/20	1,390,000	1,569,577
	6.11%, due 1/29/37	1,203,000	1,377,007
	7.625%, due 6/1/19	95,000	114,765
	8.57%, due 11/15/24	455,000	603,797
	Barclays Bank PLC 5.14%, due 10/14/20	2,463,000	2,656,848
	BBVA Bancomer S.A. 6.75%, due 9/30/22 (c)	1,510,000	1,691,200
	CIT Group, Inc. 3.875%, due 2/19/19	360,000	353,700
¤	Citigroup, Inc.
	3.375%, due 3/1/23	1,225,000	1,206,191
	6.30%, due 12/29/49 (a)	2,615,000	2,582,574
	Discover Bank
	7.00%, due 4/15/20	1,055,000	1,248,129
	8.70%, due 11/18/19	420,000	524,357
	Goldman Sachs Group, Inc. (The) 3.625%, due 1/22/23	2,813,000	2,792,403
	HSBC Holdings PLC 6.375%, due 12/29/49 (a)	3,115,000	3,111,106
¤	JPMorgan Chase & Co.
	6.125%, due 12/29/49 (a)	2,660,000	2,632,070
	7.90%, due 4/29/49 (a)	2,500,000	2,706,250
	Mellon Capital III 6.369%, due 9/5/66 (a)	£1,400,000	2,369,473
	Mizuho Financial Group Cayman 3, Ltd. 4.60%, due 3/27/24 (c)	$2,000,000	2,079,854
¤	Morgan Stanley
	4.875%, due 11/1/22	1,931,000	2,040,067
	5.00%, due 11/24/25	1,450,000	1,516,425
	5.45%, due 7/29/49 (a)	2,600,000	2,580,500
	RBS Citizens Financial Group, Inc. 4.15%, due 9/28/22 (c)	1,450,000	1,452,165
	Wells Fargo & Co. 5.90%, due 12/29/49 (a)	2,100,000	2,139,375
			47,765,334
	Beverages 0.1%
	Embotelladora Andina S.A. 5.00%, due 10/1/23 (c)	950,000	997,161

	Building Materials 1.3%
	Associated Materials LLC / AMH New Finance, Inc. 9.125%, due 11/1/17	1,252,000	1,226,960
	Cemex Finance LLC 6.00%, due 4/1/24 (c)	3,075,000	3,066,390
	Masco Corp. 7.125%, due 3/15/20	1,100,000	1,265,000
	USG Corp.
	5.875%, due 11/1/21 (c)	1,451,000	1,480,020
	6.30%, due 11/15/16	280,000	295,050
	8.375%, due 10/15/18 (c)	500,000	520,625
	9.75%, due 1/15/18	582,000	675,120
			8,529,165
	Chemicals 1.5%
	Ashland, Inc. 4.75%, due 8/15/22	1,250,000	1,218,750
	Dow Chemical Co. (The) 8.55%, due 5/15/19	596,000	749,073
	Hexion U.S. Finance Corp. 6.625%, due 4/15/20	1,950,000	1,959,750
	Hexion U.S. Finance Corp. / Hexion Nova Scotia Finance ULC 8.875%, due 2/1/18	877,000	893,444
	Huntsman International LLC 8.625%, due 3/15/21	1,845,000	1,992,600
	Rockwood Specialties Group, Inc. 4.625%, due 10/15/20	1,500,000	1,548,750
	WR Grace & Co. 5.125%, due 10/1/21 (c)	1,725,000	1,753,031
			10,115,398
	Coal 0.1%
	Alpha Natural Resources, Inc. 6.00%, due 6/1/19	575,000	347,875
	Peabody Energy Corp. 7.375%, due 11/1/16	475,000	503,500
			851,375
	Commercial Services 1.9%
	Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
	5.125%, due 6/1/22 (c)	389,000	382,193
	5.50%, due 4/1/23	2,020,000	2,004,850
	Hertz Corp. (The)
	6.25%, due 10/15/22	1,245,000	1,260,563
	7.375%, due 1/15/21	1,570,000	1,656,350
	Iron Mountain Europe PLC 6.125%, due 9/15/22 (c)	£1,625,000	2,649,912
	Iron Mountain, Inc.
	6.00%, due 8/15/23	$600,000	615,000
	8.375%, due 8/15/21	1,077,000	1,121,426
	United Rentals North America, Inc.
	6.125%, due 6/15/23	1,489,000	1,529,947
	8.375%, due 9/15/20	1,240,000	1,333,000
			12,553,241
	Computers 0.7%
	NCR Corp. 5.00%, due 7/15/22	2,075,000	2,028,312
	SunGard Data Systems, Inc.
	6.625%, due 11/1/19	2,450,000	2,450,000
	7.625%, due 11/15/20	325,000	339,625
			4,817,937
	Cosmetics & Personal Care 0.3%
	Albea Beauty Holdings S.A. 8.375%, due 11/1/19 (c)	1,900,000	2,025,875

	Diversified Financial Services 0.2%
	Ford Holdings LLC 9.30%, due 3/1/30	294,000	434,664
	GE Capital Trust IV Series Reg S 4.625%, due 9/15/66 (a)	€277,000	364,379
	General Electric Capital Corp. Series Reg S 6.50%, due 9/15/67 (a)	£185,000	328,162
			1,127,205
	Electric 2.3%
	Abu Dhabi National Energy Co. 3.625%, due 1/12/23 (c)	$2,150,000	2,115,062
	Calpine Corp. 5.75%, due 1/15/25	2,675,000	2,598,094
	Duquesne Light Holdings, Inc. 5.90%, due 12/1/21 (c)	1,494,000	1,725,670
	FirstEnergy Transmission LLC 5.45%, due 7/15/44 (c)	3,160,000	3,199,440
	Great Plains Energy, Inc.
	4.85%, due 6/1/21	1,455,000	1,602,726
	5.292%, due 6/15/22 (d)	795,000	904,312
	Puget Energy, Inc. 5.625%, due 7/15/22	585,000	671,265
	Wisconsin Energy Corp. 6.25%, due 5/15/67 (a)	2,689,000	2,783,115
			15,599,684
	Engineering & Construction 0.2%
	MasTec, Inc. 4.875%, due 3/15/23	1,190,000	1,112,650

	Entertainment 0.7%
	Isle of Capri Casinos, Inc.
	7.75%, due 3/15/19	1,031,000	1,074,817
	8.875%, due 6/15/20	950,000	1,009,375
	Mohegan Tribal Gaming Authority 9.75%, due 9/1/21	1,321,000	1,335,861
	Pinnacle Entertainment, Inc. 8.75%, due 5/15/20	975,000	1,031,063
			4,451,116
	Finance - Auto Loans 0.8%
	Ally Financial, Inc.
	3.50%, due 1/27/19	2,750,000	2,674,375
	8.00%, due 11/1/31	590,000	736,025
	Ford Motor Credit Co. LLC 8.125%, due 1/15/20	1,584,000	1,979,743
	General Motors Financial Co., Inc. 3.25%, due 5/15/18	216,000	217,080
			5,607,223
	Finance - Commercial 0.3%
	Textron Financial Corp. 6.00%, due 2/15/67 (a)(c)	2,500,000	2,275,000

	Finance - Consumer Loans 1.1%
	HSBC Finance Capital Trust IX 5.911%, due 11/30/35 (a)	2,350,000	2,417,562
	Navient LLC
	7.25%, due 1/25/22	625,000	678,125
	8.00%, due 3/25/20	1,348,000	1,511,445
	8.45%, due 6/15/18	250,000	281,250
	Springleaf Finance Corp.
	6.00%, due 6/1/20	1,000,000	1,015,000
	7.75%, due 10/1/21	1,390,000	1,556,800
			7,460,182
	Finance - Credit Card 0.4%
	American Express Co. 6.80%, due 9/1/66 (a)	2,267,000	2,420,023
	Discover Financial Services 3.85%, due 11/21/22	300,000	301,494
			2,721,517
	Finance - Investment Banker/Broker 0.2%
	Jefferies Group LLC
	5.125%, due 1/20/23	552,000	586,719
	6.45%, due 6/8/27	750,000	840,315
			1,427,034
	Finance - Other Services 0.9%
	Comcel Trust 6.875%, due 2/6/24 (c)	2,500,000	2,637,500
	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp.
	5.875%, due 2/1/22	410,000	410,000
	6.00%, due 8/1/20	2,670,000	2,743,425
			5,790,925
	Food 2.7%
¤	Aramark Services, Inc. 5.75%, due 3/15/20	2,575,000	2,639,375
	Grupo Bimbo S.A.B. de C.V. 4.50%, due 1/25/22 (c)	3,137,000	3,278,165
	JBS Finance II, Ltd. 8.25%, due 1/29/18 (c)	350,000	364,875
	JBS USA LLC / JBS USA Finance, Inc.
	5.875%, due 7/15/24 (c)	1,750,000	1,680,000
	8.25%, due 2/1/20 (c)	1,182,000	1,258,830
	Kerry Group Financial Services 3.20%, due 4/9/23 (c)	2,151,000	2,071,845
	Minerva Luxembourg S.A. 7.75%, due 1/31/23 (c)	2,550,000	2,595,900
	Smithfield Foods, Inc.
	6.625%, due 8/15/22	490,000	516,950
	7.75%, due 7/1/17	794,000	879,355
	Virgolino de Oliveira Finance S.A.
	10.875%, due 1/13/20 (c)	1,465,000	1,256,238
	11.75%, due 2/9/22 (c)	1,775,000	1,079,200
			17,620,733
	Forest Products & Paper 0.8%
	Domtar Corp. 10.75%, due 6/1/17	887,000	1,073,082
	Georgia-Pacific LLC 8.00%, due 1/15/24	2,180,000	2,919,256
	International Paper Co. 7.30%, due 11/15/39	157,000	202,026
	MeadWestvaco Corp. 7.375%, due 9/1/19	900,000	1,082,417
			5,276,781
	Health Care - Products 0.6%
	Alere, Inc.
	6.50%, due 6/15/20	168,000	167,160
	7.25%, due 7/1/18	1,000,000	1,047,500
	Kinetic Concepts, Inc. / KCI U.S.A., Inc. 10.50%, due 11/1/18	2,300,000	2,501,250
			3,715,910
	Health Care - Services 2.1%
	CHS / Community Health Systems Inc. 5.125%, due 8/1/21 (c)	3,000,000	2,992,500
	DaVita HealthCare Partners, Inc. 5.75%, due 8/15/22	2,525,000	2,616,531
¤	HCA, Inc.
	5.00%, due 3/15/24	3,450,000	3,393,938
	5.875%, due 3/15/22	1,000,000	1,051,250
	7.50%, due 2/15/22	1,350,000	1,518,750
	Tenet Healthcare Corp. 6.00%, due 10/1/20	2,150,000	2,273,625
			13,846,594
	Home Builders 3.7%
	Beazer Homes USA, Inc.
	5.75%, due 6/15/19	1,315,000	1,245,962
	7.25%, due 2/1/23	1,290,000	1,283,550
	8.125%, due 6/15/16	186,000	198,090
	D.R. Horton, Inc. 3.75%, due 3/1/19	3,350,000	3,257,875
	K Hovnanian Enterprises, Inc.
	7.00%, due 1/15/19 (c)	1,550,000	1,519,000
	7.25%, due 10/15/20 (c)	1,080,000	1,131,300
	KB Home 8.00%, due 3/15/20	1,925,000	2,117,500
	Lennar Corp.
	4.50%, due 6/15/19	2,125,000	2,106,406
	6.95%, due 6/1/18	46,000	50,140
	MDC Holdings, Inc.
	5.50%, due 1/15/24	2,425,000	2,388,846
	5.625%, due 2/1/20	1,072,000	1,117,560
	Shea Homes, L.P. / Shea Homes Funding Corp. 8.625%, due 5/15/19	1,320,000	1,392,600
	Standard Pacific Corp.
	8.375%, due 5/15/18	885,000	1,004,475
	8.375%, due 1/15/21	1,100,000	1,259,500
	Toll Brothers Finance Corp. 5.875%, due 2/15/22	1,340,000	1,423,750
	Weyerhaeuser Real Estate Co. 4.375%, due 6/15/19 (c)	2,880,000	2,815,200
			24,311,754
	Household Products & Wares 0.3%
	Reynolds Group Issuer, Inc.
	7.875%, due 8/15/19	475,000	504,688
	8.50%, due 5/15/18	625,000	646,875
	9.875%, due 8/15/19	826,000	888,982
			2,040,545
	Insurance 4.7%
	Allstate Corp. (The) 6.50%, due 5/15/67 (a)	3,047,000	3,344,082
	American International Group, Inc.
	Series A3 4.875%, due 3/15/67 (a)	€2,000,000	2,652,406
	Series A2 5.75%, due 3/15/67 (a)	£450,000	757,604
	Chubb Corp. (The) 6.375%, due 3/29/67 (a)	$2,495,000	2,735,144
	Genworth Holdings, Inc.
	6.15%, due 11/15/66 (a)	1,350,000	1,188,000
	7.20%, due 2/15/21	450,000	529,988
	7.625%, due 9/24/21	1,840,000	2,232,341
	Liberty Mutual Group, Inc.
	7.00%, due 3/7/67 (a)(c)	800,000	848,000
	7.80%, due 3/7/87 (c)	102,000	119,978
	10.75%, due 6/15/88 (a)(c)	987,000	1,534,785
	Lincoln National Corp. 7.00%, due 5/17/66 (a)	1,468,000	1,504,700
	Oil Insurance, Ltd. 3.215%, due 12/29/49 (a)(c)	1,648,000	1,516,160
	Pacific Life Insurance Co. 9.25%, due 6/15/39 (c)	1,046,000	1,620,392
	Pearl Group Holdings No 1, Ltd. 6.586%, due 11/29/49 (a)	£1,672,800	2,654,911
	Progressive Corp. (The) 6.70%, due 6/15/67 (a)	$138,000	151,196
	Protective Life Corp. 8.45%, due 10/15/39	1,564,000	2,343,397
	Prudential Financial, Inc. 5.625%, due 6/15/43 (a)	1,245,000	1,297,539
	Swiss Re Capital I, L.P. 6.854%, due 5/29/49 (a)(c)	129,000	135,450
	Voya Financial, Inc.
	2.90%, due 2/15/18	495,000	509,247
	5.50%, due 7/15/22	1,670,000	1,882,680
	XL Group PLC 6.50%, due 10/29/49 (a)	1,516,000	1,466,730
			31,024,730
	Iron & Steel 2.2%
¤	AK Steel Corp.
	7.625%, due 5/15/20	800,000	790,000
	7.625%, due 10/1/21	2,860,000	2,774,200
	8.75%, due 12/1/18	1,000,000	1,085,000
	Allegheny Ludlum Corp. 6.95%, due 12/15/25	157,000	174,334
	APERAM 7.375%, due 4/1/16 (c)	1,025,000	1,043,901
	ArcelorMittal 6.75%, due 2/25/22	1,575,000	1,691,156
	Cliffs Natural Resources, Inc.
	3.95%, due 1/15/18	1,324,000	1,138,640
	5.90%, due 3/15/20	760,000	630,800
	Severstal OAO Via Steel Capital S.A. 5.90%, due 10/17/22 (c)	1,600,000	1,532,000
	Steel Dynamics, Inc. 5.25%, due 4/15/23	2,100,000	2,115,750
	United States Steel Corp. 7.375%, due 4/1/20	1,750,000	1,942,500
			14,918,281
	Leisure Time 0.1%
	Royal Caribbean Cruises, Ltd. 7.25%, due 3/15/18	600,000	672,000

	Lodging 1.2%
	Caesars Entertainment Operating Co., Inc. 9.00%, due 2/15/20	2,269,000	1,735,785
	MGM Resorts International
	6.75%, due 10/1/20	1,194,000	1,271,610
	8.625%, due 2/1/19	475,000	535,610
	Starwood Hotels & Resorts Worldwide, Inc.
	6.75%, due 5/15/18	185,000	214,463
	7.15%, due 12/1/19	1,334,000	1,586,358
	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
	5.375%, due 3/15/22	1,800,000	1,831,500
	7.75%, due 8/15/20	900,000	955,125
			8,130,451
	Machinery - Construction & Mining 0.2%
	Terex Corp. 6.00%, due 5/15/21	1,015,000	1,055,600

	Machinery - Diversified 0.3%
	Zebra Technologies Corp. 7.25%, due 10/15/22 (c)	1,680,000	1,682,422

	Media 1.5%
	CCO Holdings LLC / CCO Holdings Capital Corp. 7.25%, due 10/30/17	500,000	518,125
	Clear Channel Worldwide Holdings, Inc.
	Series B 6.50%, due 11/15/22	256,000	261,760
	Series B 7.625%, due 3/15/20	1,300,000	1,348,750
	COX Communications, Inc. 6.95%, due 6/1/38 (c)	509,000	633,101
	DISH DBS Corp.
	6.75%, due 6/1/21	1,400,000	1,505,000
	7.125%, due 2/1/16	185,000	196,100
	iHeartCommunications, Inc.
	9.00%, due 12/15/19	1,000,000	1,007,500
	9.00%, due 3/1/21	3,330,000	3,313,350
	Time Warner Entertainment Co., L.P. 8.375%, due 3/15/23	740,000	984,753
			9,768,439
	Metal Fabricate & Hardware 0.1%
	Mueller Water Products, Inc. 8.75%, due 9/1/20	406,000	436,450

	Mining 1.4%
	Aleris International, Inc.
	7.625%, due 2/15/18	545,000	547,725
	7.875%, due 11/1/20	621,000	617,895
	FMG Resources (August 2006) Pty, Ltd.
	6.875%, due 2/1/18 (c)	400,000	411,000
	8.25%, due 11/1/19 (c)	1,665,000	1,721,194
	Novelis, Inc.
	8.375%, due 12/15/17	386,000	401,440
	8.75%, due 12/15/20	1,642,000	1,754,887
	Rio Tinto Finance USA, Ltd. 9.00%, due 5/1/19	1,000,000	1,280,582
	Vedanta Resources PLC
	7.125%, due 5/31/23 (c)	700,000	718,375
	8.25%, due 6/7/21 (c)	1,420,000	1,565,550
			9,018,648
	Miscellaneous - Manufacturing 1.1%
	Amsted Industries, Inc. 5.00%, due 3/15/22 (c)	1,860,000	1,806,525
	Bombardier, Inc. 6.00%, due 10/15/22 (c)	2,430,000	2,417,850
	Gates Global Llc / Gates Global Co. 6.00%, due 7/15/22 (c)	2,665,000	2,505,100
	GE Capital Trust I 6.375%, due 11/15/67 (a)	475,000	513,000
			7,242,475
	Office Furnishings 0.2%
	Interface, Inc. 7.625%, due 12/1/18	1,048,000	1,089,920

	Oil & Gas 5.7%
	Anadarko Petroleum Corp. (zero coupon), due 10/10/36	6,555,000	2,476,623
	Berry Petroleum Co., LLC 6.75%, due 11/1/20	752,000	759,520
	California Resources Corp. 5.00%, due 1/15/20 (c)	1,745,000	1,771,175
¤	Chesapeake Energy Corp.
	4.875%, due 4/15/22	2,595,000	2,607,975
	5.375%, due 6/15/21	650,000	665,438
	6.625%, due 8/15/20	1,055,000	1,163,665
	CITGO Petroleum Corp. 6.25%, due 8/15/22 (c)	1,975,000	2,054,000
	Concho Resources, Inc.
	5.50%, due 4/1/23	700,000	728,000
	6.50%, due 1/15/22	500,000	531,250
	7.00%, due 1/15/21	3,000	3,203
	Denbury Resources, Inc. 6.375%, due 8/15/21	2,035,000	2,116,400
	ENI S.p.A. 4.15%, due 10/1/20 (c)	1,280,000	1,358,103
	EP Energy LLC / Everest Acquisition Finance, Inc. 9.375%, due 5/1/20	1,325,000	1,444,250
	Hilcorp Energy I, L.P. / Hilcorp Finance Co. 8.00%, due 2/15/20 (c)	700,000	730,625
	Linn Energy LLC / Linn Energy Finance Corp.
	6.50%, due 5/15/19	850,000	833,000
	7.75%, due 2/1/21	185,000	186,388
	8.625%, due 4/15/20	390,000	403,163
	Murphy Oil USA, Inc. 6.00%, due 8/15/23	3,023,000	3,151,477
	Parker Drilling Co. 6.75%, due 7/15/22 (c)	2,090,000	2,100,450
	Petrobras Global Finance B.V. 6.25%, due 3/17/24	2,500,000	2,619,075
	Petrobras International Finance Co. 5.375%, due 1/27/21	1,165,000	1,177,605
	Plains Exploration & Production Co. 6.75%, due 2/1/22	1,219,000	1,350,042
	Precision Drilling Corp.
	6.50%, due 12/15/21	487,000	501,610
	6.625%, due 11/15/20	882,000	915,075
	Samson Investment Co. 9.75%, due 2/15/20	1,300,000	1,179,750
	Sanchez Energy Corp. 6.125%, due 1/15/23 (c)	2,670,000	2,644,101
	SM Energy Co. 5.00%, due 1/15/24	1,300,000	1,241,500
	Swift Energy Co. 8.875%, due 1/15/20	1,042,000	1,062,840
			37,776,303
	Oil & Gas Services 1.2%
	Basic Energy Services, Inc.
	7.75%, due 2/15/19	2,070,000	2,142,450
	7.75%, due 10/15/22	500,000	520,000
	CGG S.A. 6.50%, due 6/1/21	1,950,000	1,706,250
	Dresser-Rand Group, Inc. 6.50%, due 5/1/21	293,000	315,707
	Hornbeck Offshore Services, Inc.
	5.00%, due 3/1/21	2,525,000	2,398,750
	5.875%, due 4/1/20	659,000	659,000
			7,742,157
	Packaging & Containers 0.8%
	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 6.75%, due 1/31/21 (c)	1,295,000	1,295,000
	Crown European Holdings S.A. 4.00%, due 7/15/22 (c)	€2,150,000	2,742,714
	Sealed Air Corp.
	8.125%, due 9/15/19 (c)	$935,000	1,009,800
	8.375%, due 9/15/21 (c)	500,000	555,000
			5,602,514
	Pharmaceuticals 0.4%
	Valeant Pharmaceuticals International, Inc.
	6.375%, due 10/15/20 (c)	1,075,000	1,104,563
	7.50%, due 7/15/21 (c)	1,500,000	1,605,000
			2,709,563
	Pipelines 3.5%
	Access Midstream Partners, L.P. / ACMP Finance Corp.
	4.875%, due 5/15/23	490,000	502,863
	5.875%, due 4/15/21	2,475,000	2,611,125
	Atlas Pipeline Partners, L.P. / Atlas Pipeline Finance Corp.
	4.75%, due 11/15/21	850,000	791,562
	6.625%, due 10/1/20	1,350,000	1,380,375
	Energy Transfer Equity, L.P. 7.50%, due 10/15/20	1,100,000	1,223,750
	Energy Transfer Partners, L.P.
	4.65%, due 6/1/21	860,000	913,137
	7.60%, due 2/1/24	383,000	469,303
	Kinder Morgan, Inc. 7.75%, due 1/15/32	3,250,000	3,989,375
	Panhandle Eastern Pipe Line Co., L.P. 8.125%, due 6/1/19	463,000	563,732
	Penn Virginia Resource Partners, L.P. / Penn Virginia Resource Finance Corp. 6.50%, due 5/15/21	490,000	513,275
	Regency Energy Partners, L.P. / Regency Energy Finance Corp.
	5.00%, due 10/1/22	490,000	482,650
	5.50%, due 4/15/23	750,000	759,375
	5.875%, due 3/1/22	850,000	884,000
	6.875%, due 12/1/18	1,050,000	1,089,375
	Spectra Energy Partners, L.P. 4.75%, due 3/15/24	818,000	877,365
	Targa Resources Partners, L.P. / Targa Resources Partners Finance Corp.
	5.25%, due 5/1/23	950,000	969,000
	6.375%, due 8/1/22	861,000	916,965
	7.875%, due 10/15/18	800,000	834,000
	Tesoro Logistics, L.P. / Tesoro Logistics Finance Corp. 5.875%, due 10/1/20	2,349,000	2,431,215
	Williams Cos., Inc. (The) 3.70%, due 1/15/23	1,350,000	1,275,241
			23,477,683
	Real Estate Investment Trusts 0.4%
	Geo Group, Inc. (The) 6.625%, due 2/15/21	277,000	290,850
	Host Hotels & Resorts, L.P.
	3.75%, due 10/15/23	329,000	325,324
	5.875%, due 6/15/19	1,200,000	1,271,469
	Ventas Realty, L.P. / Ventas Capital Corp. 2.70%, due 4/1/20	991,000	974,958
			2,862,601
	Retail 1.8%
	AmeriGas Finance LLC / AmeriGas Finance Corp.
	6.75%, due 5/20/20	800,000	832,000
	7.00%, due 5/20/22	950,000	995,125
	AmeriGas Partners, L.P. / AmeriGas Finance Corp.
	6.25%, due 8/20/19	1,360,000	1,397,400
	6.50%, due 5/20/21	168,000	172,200
	AutoNation, Inc. 6.75%, due 4/15/18	830,000	947,129
	CVS Health Corp. 4.75%, due 5/18/20	1,305,000	1,457,728
	Macy's Retail Holdings, Inc. 3.875%, due 1/15/22	1,300,000	1,354,218
	QVC, Inc. 4.85%, due 4/1/24	2,300,000	2,355,782
	Suburban Propane Partners L.P. / Suburban Energy Finance Corp. 5.50%, due 6/1/24	2,395,000	2,287,225
			11,798,807
	Semiconductors 0.1%
	Freescale Semiconductor, Inc.
	5.00%, due 5/15/21 (c)	325,000	319,313
	6.00%, due 1/15/22 (c)	659,000	668,885
			988,198
	Software 0.5%
	First Data Corp.
	7.375%, due 6/15/19 (c)	2,042,000	2,149,409
	8.875%, due 8/15/20 (c)	320,000	343,200
	10.625%, due 6/15/21	779,000	886,113
			3,378,722
	Telecommunications 3.8%
	CC Holdings GS V LLC / Crown Castle GS III Corp. 2.381%, due 12/15/17	1,523,000	1,540,699
	Colombia Telecomunicaciones S.A. ESP 5.375%, due 9/27/22 (c)	550,000	552,750
	CommScope Holding Co., Inc. 6.625%, due 6/1/20 (c)(f)	1,000,000	1,030,000
	CommScope, Inc. 5.00%, due 6/15/21 (c)	1,563,000	1,531,740
	Hughes Satellite Systems Corp.
	6.50%, due 6/15/19	250,000	265,625
	7.625%, due 6/15/21	1,398,000	1,523,820
	Inmarsat Finance PLC 4.875%, due 5/15/22 (c)	2,500,000	2,443,750
	Intelsat Luxembourg S.A. 8.125%, due 6/1/23	3,801,000	3,962,542
	MetroPCS Wireless, Inc. 7.875%, due 9/1/18	314,000	326,403
	Sprint Capital Corp.
	6.90%, due 5/1/19	738,000	775,823
	8.75%, due 3/15/32	1,330,000	1,451,362
	Sprint Corp. 7.25%, due 9/15/21 (c)	1,000,000	1,041,250
	T-Mobile USA, Inc.
	6.125%, due 1/15/22	1,000,000	1,005,000
	6.542%, due 4/28/20	1,235,000	1,265,875
	Telecom Italia Capital S.A. 7.721%, due 6/4/38	305,000	343,125
	Telefonica Emisiones SAU
	4.57%, due 4/27/23	1,781,000	1,859,523
	5.462%, due 2/16/21	279,000	310,710
	Verizon Communications, Inc. 5.15%, due 9/15/23	1,722,000	1,906,889
	ViaSat, Inc. 6.875%, due 6/15/20	1,255,000	1,330,300
	Virgin Media Secured Finance PLC 5.50%, due 1/15/25 (c)	850,000	845,750
			25,312,936
	Transportation 0.9%
	CHC Helicopter S.A. 9.25%, due 10/15/20	2,257,200	2,403,918
	PHI, Inc. 5.25%, due 3/15/19	2,295,000	2,303,606
	Ukraine Railways Via Shortline PLC 9.50%, due 5/21/18 (c)	2,075,000	1,535,915
			6,243,439
	Total Corporate Bonds (Cost $442,365,130)		444,743,429

	Foreign Bonds 1.0%
	Ireland 0.3%
	UT2 Funding PLC 5.321%, due 6/30/16	€1,600,000	2,058,772

	Luxembourg 0.2%
	Ageas Hybrid Financing S.A. 5.125%, due 6/29/49 (a)	1,225,000	1,556,907

	United Kingdom 0.5%
	Barclays Bank PLC Series Reg S 10.00%, due 5/21/21	£401,000	855,952
	Rexam PLC 6.75%, due 6/29/67 (a)	€222,000	295,819
	Santander UK PLC 4.814%, due 9/28/49 (a)	£1,150,000	1,808,393
			2,960,164
	Total Foreign Bonds (Cost $6,127,677)		6,575,843

	Loan Assignments 18.3% (g)
	Advertising 0.4%
	CBS Outdoor Americas Capital LLC Term Loan B 3.00%, due 1/31/21	$3,000,000	2,953,125

	Aerospace & Defense 0.1%
	Transdigm, Inc. Term Loan C 3.75%, due 2/28/20	494,962	486,378

	Airlines 0.1%
	United Airlines, Inc. New Term Loan B 3.50%, due 4/1/19	418,625	409,991

	Auto Parts & Equipment 0.4%
	Allison Transmission, Inc. New Term Loan B3 3.75%, due 8/23/19	2,729,375	2,699,524

	Automobile 1.7%
	KAR Auction Services, Inc.
	Term Loan B1 2.75%, due 3/11/17	497,063	492,507
	Term Loan B2 3.50%, due 3/11/21	2,491,376	2,449,852
	TI Group Automotive Systems LLC 2014 Term Loan B 4.25%, due 7/1/21	3,740,625	3,679,840
	Visteon Corp. Delayed Draw Term Loan B 3.50%, due 4/9/21	4,488,750	4,411,602
			11,033,801
	Building Materials 0.6%
	Quikrete Holdings, Inc.
	1st Lien Term Loan 4.00%, due 9/28/20	3,632,607	3,598,551
	2nd Lien Term Loan 7.00%, due 3/26/21	650,000	653,250
			4,251,801
	Chemicals 1.0%
	Axalta Coating Systems US Holdings, Inc. USD Term Loan 3.75%, due 2/1/20	4,286,240	4,191,943
	PQ Corp. 2014 Term Loan 4.00%, due 8/7/17	982,500	970,920
	WR Grace & Co. USD Exit Term Loan 3.00%, due 1/31/21	1,471,303	1,457,326
			6,620,189
	Commercial Services 0.8%
	Allied Security Holdings LLC New 2nd Lien Term Loan 8.00%, due 8/13/21	2,178,082	2,143,597
	Neff Rental LLC 2nd Lien Term Loan 7.25%, due 6/9/21	3,000,000	2,988,750
			5,132,347
	Containers, Packaging & Glass 0.3%
	Reynolds Group Holdings, Inc. New Dollar Term Loan 4.00%, due 12/1/18	1,741,228	1,721,018

	Electric 0.1%
	NRG Energy, Inc. REFI Term Loan B 2.75%, due 7/2/18	689,500	676,313

	Electrical Components & Equipment 0.6%
	Generac Power Systems, Inc. Term Loan B 3.25%, due 5/31/20	3,884,684	3,816,701

	Entertainment 1.2%
	Mohegan Tribal Gaming Authority New Term Loan B 5.50%, due 11/19/19	992,500	978,544
	Scientific Games International, Inc. New Term Loan B 4.25%, due 10/18/20	3,324,875	3,309,291
	SeaWorld Parks & Entertainment, Inc. Term Loan B2 3.00%, due 5/14/20	4,128,998	3,894,677
			8,182,512
	Food 0.3%
¤	Aramark Corp. USD Term Loan F 3.25%, due 2/24/21	1,843,867	1,807,912

	Hand & Machine Tools 0.5%
	Milacron LLC New Term Loan 4.00%, due 3/30/20	3,081,009	3,055,975

	Health Care - Products 0.6%
	Ortho-Clinical Diagnostics, Inc. Term Loan B 4.75%, due 6/30/21	4,244,363	4,191,308

	Health Care - Services 1.4%
	Amsurg Corp. 1st Lien Term Loan B 3.75%, due 7/16/21	3,990,000	3,945,113
	DaVita HealthCare Partners, Inc. Term Loan B 3.50%, due 6/24/21	997,500	985,187
	MPH Acquisition Holdings LLC Term Loan 4.00%, due 3/31/21	4,457,944	4,348,724
			9,279,024
	Healthcare, Education & Childcare 0.9%
	Hologic, Inc. New Term Loan B 3.25%, due 8/1/19	3,986,942	3,937,727
	Kinetic Concepts, Inc. USD Term Loan E1 4.00%, due 5/4/18	1,994,975	1,967,959
			5,905,686
	Household Products & Wares 0.9%
	KIK Custom Products, Inc. New 1st Lien Term Loan 5.50%, due 4/29/19	1,786,456	1,783,665
	Prestige Brands, Inc. Term Loan B2 4.50%, due 9/3/21	4,050,000	4,041,900
			5,825,565
	Iron & Steel 0.7%
¤	Signode Industrial Group US, Inc. USD Term Loan B 4.00%, due 5/1/21	4,926,344	4,861,686

	Lodging 1.4%
	Boyd Gaming Corp. Term Loan B 4.00%, due 8/14/20	1,669,792	1,641,267
¤	Hilton Worldwide Finance LLC USD Term Loan B2 3.50%, due 10/26/20	7,014,865	6,899,618
	MGM Resorts International Term Loan B 3.50%, due 12/20/19	738,731	725,033
			9,265,918
	Machinery - Diversified 0.7%
	Husky Injection Molding Systems Ltd. 1st Lien Term Loan 4.25%, due 6/30/21	4,482,890	4,413,405

	Media 0.6%
	Charter Communications Operating LLC Term Loan F 3.00%, due 1/3/21	1,988,573	1,926,154
	Virgin Media Bristol LLC USD Term Loan B 3.50%, due 6/7/20	2,410,000	2,343,725
			4,269,879
	Mining 0.4%
	FMG Resources (August 2006) Pty, Ltd New Term Loan B 3.75%, due 6/30/19	1,487,531	1,455,301
	Noranda Aluminum Acquisition Corp. New Term Loan B 5.75%, due 2/28/19	1,575,758	1,532,424
			2,987,725
	Miscellaneous - Manufacturing 0.3%
	Gates Global, Inc. Term Loan B 4.25%, due 7/5/21	1,940,000	1,903,972

	Oil & Gas 0.3%
	Fieldwood Energy LLC 1st Lien Term Loan (zero coupon), due 9/28/18	2,000,000	1,972,916

	Pharmaceuticals 0.1%
	Valeant Pharmaceuticals International, Inc. Series E Term Loan B 3.75%, due 8/5/20	1,035,056	1,021,748

	Pipelines 0.4%
	Energy Transfer Equity, L.P. New Term Loan 3.25%, due 12/2/19	2,750,000	2,681,250

	Real Estate 0.7%
	Realogy Corp. New Term Loan B 3.75%, due 3/5/20	4,488,693	4,410,141

	Software 0.1%
	First Data Corp. New 2018 Extended Term Loan 3.655%, due 3/23/18	1,000,000	979,583

	Telecommunications 0.7%
	Intelsat Jackson Holdings S.A. Term Loan B2 3.75%, due 6/30/19	500,000	491,667
	SBA Senior Finance II LLC Term Loan B1 3.25%, due 3/24/21	4,432,568	4,336,527
			4,828,194
	Total Loan Assignments (Cost $123,546,892)		121,645,587

	Mortgage-Backed Securities 0.0%‡
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.0%‡
	Banc of America Commercial Mortgage, Inc. Series 2005-J, Class 1A1 2.614%, due 11/25/35 (h)	76,448	67,890
	Deutsche ALT-A Securities, Inc. Alternate Loan Trust Series 2005-5, Class 1A3 5.50%, due 11/25/35 (a)	27,982	26,476
	Wells Fargo Mortgage Backed Securities Trust Series 2006-AR10, Class 5A2 2.612%, due 7/25/36 (h)	46,097	45,063

	Residential Mortgage (Collateralized Mortgage Obligation) 0.0%‡
	WaMu Mortgage Pass-Through Certificates Series 2006-AR14, Class 1A1 2.042%, due 11/25/36 (h)	39,987	35,478

	Total Mortgage-Backed Securities (Cost $164,902)		174,907

	Yankee Bonds 0.7% (i)
	Banks 0.3%
	Royal Bank of Scotland Group PLC
	5.125%, due 5/28/24	1,194,000	1,173,178
	6.125%, due 12/15/22	970,000	1,026,685
			2,199,863
	Insurance 0.4%
	Validus Holdings, Ltd. 8.875%, due 1/26/40	1,655,000	2,338,854

	Total Yankee Bonds (Cost $4,434,547)		4,538,717
	Total Long-Term Bonds (Cost $588,933,085)		591,931,749

		Shares
	Common Stocks 0.2%
	Auto Manufacturers 0.1%
	General Motors Co.	18,239	582,554

	Banks 0.1%
¤	Citigroup, Inc.	16,000	829,120

	Total Common Stocks (Cost $1,218,293)		1,411,674

	Convertible Preferred Stocks 0.4%
	Banks 0.1%
¤	Bank of America Corp. 7.25% Series L	400	458,600
	Wells Fargo & Co. 7.50% Series L	400	481,004
			939,604
	Hand & Machine Tools 0.1%
	Stanley Black & Decker, Inc. 4.75%	2,800	366,800

	Insurance 0.1%
	MetLife, Inc. 5.00%	13,625	419,514

	Iron & Steel 0.1%
	ArcelorMittal 6.00%	36,000	760,680

	Total Convertible Preferred Stocks (Cost $2,397,555)		2,486,598

	Number of Warrants
Warrants 0.0%‡
Auto Manufacturers 0.0%‡
General Motors Co.
Strike Price $10.00 Expires 7/10/16 (j)	7,425	166,171
Strike Price $18.33 Expires 7/10/19 (j)	3,655	52,815
Total Warrants (Cost $233,707)		218,986

	Principal Amount
Short-Term Investment 9.7%
Repurchase Agreement 9.7%
State Street Bank and Trust Co. 0.00%, dated 9/30/14 due 10/1/14 Proceeds at Maturity $64,261,937 (Collateralized by a Federal National Mortgage Association security with a rate of 2.11% and a maturity date of 11/7/22, with a Principal Amount of $69,190,000 and a Market Value of $65,549,983)	$64,261,937	64,261,937
Total Short-Term Investment (Cost $64,261,937)		64,261,937
Total Investments (Cost $657,044,577) (m)	99.5%	660,310,944
Other Assets, Less Liabilities	0.5	3,327,531
Net Assets	100.0%	$663,638,475

	Contracts Short	Unrealized Appreciation (Depreciation)(k)
Futures Contracts 0.0% ‡
United States Treasury Note December 2014 (10 Year) (l)	(150)	$137,959
December 2014 (2 Year) (l)	(1,305)	160,640
Total Futures Contracts (Notional Amount $304,287,188)		298,599

¤	Among the Portfolio's 10 largest holdings or issuers held, as of September 30, 2014, excluding short-term investments. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown was the rate in effect as of September 30, 2014.
(b)	Subprime mortgage investment or other asset-backed security. As of September 30, 2014, the total market value of these securities was $1,210,085, which represented 0.2% of the Portfolio's net assets.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Step coupon - Rate shown was the rate in effect as of September 30, 2014.
(e)	Synthetic Convertible Bond - Security structured by an investment bank that provides exposure to a specific company's stock, represents 0.1% of the Portfolio's net assets.
(f)	PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.
(g)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown is the weighted average interest rate of all contracts within the floating rate loan facility as of September 30, 2014.
(h)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of September 30, 2014.
(i)	Yankee Bond - Dollar-denominated bond issued in the United States by a foreign bank or corporation.
(j)	Non-income producing security.
(k)	Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2014.
(l)	At September 30, 2014, cash in the amount of $556,605 is on deposit with a broker for futures transactions.
(m)	As of September 30, 2014, cost was $657,056,478 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$13,080,135
Gross unrealized depreciation	(9,825,669)
Net unrealized appreciation	$3,254,466

The following abbreviations are used in the above portfolio:
€	—Euro
£	—British Pound Sterling

As of September 30, 2014, the Portfolio held the following foreign currency forward contracts:

Foreign Currency Sale Contracts	Expiration Date	Counterparty	Contract Amount Sold		Contract Amount Purchased		Unrealized Appreciation (Depreciation)
Euro vs. U.S. Dollar	12/3/14	JPMorgan Chase Bank	EUR	8,918,000	USD	11,555,588	USD	286,802
Pound Sterling vs. U.S. Dollar	12/3/14	JPMorgan Chase Bank	GBP	7,226,000		11,691,668		(16,444)
Net unrealized appreciation (depreciation) on foreign currency forward contracts							USD	270,358

Open centrally cleared interest rate swap agreements as of September 30, 2014 were as follows:

Notional Amount	Currency	Expiration Date	Counterparty	Payments made by Portfolio	Payments Received by Portfolio	Upfront Premiums Received/ (Paid)	Unrealized Appreciation / (Depreciation)	Value
$1,000,000	USD	4/9/2016	Citigroup	Fixed 0.529%	3-Month USD-LIBOR	$—	$962	$962
$86,000,000	USD	4/17/2016	Citigroup	Fixed 0.503%	3-Month USD-LIBOR	—	132,707	132,707
$50,000,000	USD	9/8/2016	Citigroup	Fixed 0.75%	3-Month USD-LIBOR	—	47,449	47,449
$50,000,000	USD	9/9/2016	Citigroup	Fixed 0.716%	3-Month USD-LIBOR	—	79,845	79,845
$50,000,000	USD	9/10/2016	Citigroup	Fixed 0.751%	3-Month USD-LIBOR	—	50,276	50,276
$50,000,000	USD	9/11/2016	Citigroup	Fixed 0.777%	3-Month USD-LIBOR	—	25,071	25,071
$50,000,000	USD	9/15/2016	Citigroup	Fixed 0.795%	3-Month USD-LIBOR	—	10,794	10,794
$30,000,000	USD	9/17/2016	Citigroup	Fixed 0.786%	3-Month USD-LIBOR	—	14,787	14,787
$120,000,000	USD	10/1/2016	Citigroup	Fixed 0.821%	3-Month USD-LIBOR	—	21,913	21,913
$120,000,000	USD	10/1/2016	Citigroup	Fixed 0.824%	3-Month USD-LIBOR	—	15,942	15,942
							$399,746	$399,746

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014, for valuing the Portfolio's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$1,776,877	$—	$1,776,877
Convertible Bonds	—	12,476,389	—	12,476,389
Corporate Bonds	—	444,743,429	—	444,743,429
Foreign Bonds	—	6,575,843	—	6,575,843
Loan Assignments	—	121,645,587	—	121,645,587
Mortgage-Backed Securities	—	174,907	—	174,907
Yankee Bonds	—	4,538,717	—	4,538,717
Total Long-Term Bonds	—	591,931,749	—	591,931,749
Common Stocks	1,411,674	—	—	1,411,674
Convertible Preferred Stocks	2,486,598	—	—	2,486,598
Warrants	218,986	—	—	218,986
Short-Term Investment
Repurchase Agreement	—	64,261,937	—	64,261,937
Total Investments in Securities	4,117,258	656,193,686	—	660,310,944
Other Financial Instruments
Foreign Currency Forward Contract (b)	—	286,802	—	286,802
Futures Contracts Short (b)	298,599	—	—	298,599
Interest Rate Swap Contracts	—	399,746	—	399,746
Total Other Financial Instruments	298,599	686,548	—	985,147
Total Investments in Securities and Other Financial Instruments	$4,415,857	$656,880,234	$—	$661,296,091

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Foreign Currency Forward Contracts(b)	$—	$(16,444)	$—	$(16,444)
Total Other Financial Instruments	$—	$(16,444)	$—	$(16,444)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2014, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of September 30, 2014, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2013	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2014
Long-Term Bonds
Loan Assignments
Oil & Gas	$1,876,250	$3,799	$(60,768)	$(23,531)	$1,002,500	$(2,798,250)	$-	$-	$-	$-
Total	$1,876,250	$3,799	$(60,768)	$(23,531)	$1,002,500	$(2,798,250)	$-	$-	$-	$-

MainStay VP Van Eck Global Hard Assets Portfolio

Portfolio of Investments September 30, 2014 (Unaudited)

		Shares	Value
	Common Stocks 94.0% †
	Canada 11.0%
	Agnico Eagle Mines, Ltd. (Metals & Mining)	32,493	$939,728
	Agrium, Inc. (Chemicals)	83,700	7,449,300
	Barrick Gold Corp. (Metals & Mining)	341,700	5,009,322
	Eldorado Gold Corp. (Metals & Mining)	974,400	6,567,456
¤	First Quantum Minerals, Ltd. (Metals & Mining)	970,400	18,733,022
	Goldcorp, Inc. (Metals & Mining)	538,000	12,390,140
	Kinross Gold Corp. (Metals & Mining) (a)	572,900	1,890,570
	New Gold, Inc. (Metals & Mining) (a)	992,300	5,011,115
	Osisko Gold Royalties, Ltd. (Metals & Mining) (a)	44,920	568,745
	Yamana Gold, Inc. (Metals & Mining)	772,231	4,633,386
			63,192,784
	Norway 1.7%
	Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	101,800	6,759,520
	Seadrill, Ltd. (Energy Equipment & Services)	123,500	3,304,860
			10,064,380
	Switzerland 5.3%
¤	Glencore PLC (Metals & Mining) (a)	5,453,630	30,342,838

	United Kingdom 3.7%
	Afren PLC (Oil, Gas & Consumable Fuels) (a)	3,933,400	6,599,814
	Genel Energy PLC (Oil, Gas & Consumable Fuels) (a)	177,300	2,420,160
	Ophir Energy PLC (Oil, Gas & Consumable Fuels) (a)	1,075,200	3,996,838
	Randgold Resources, Ltd., ADR (Metals & Mining)	119,600	8,083,764
			21,100,576
	United States 72.3%
¤	Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	211,200	21,424,128
	Apache Corp. (Oil, Gas & Consumable Fuels)	92,500	8,682,975
	Archer-Daniels-Midland Co. (Food Products)	87,700	4,481,470
	Atwood Oceanics, Inc. (Energy Equipment & Services) (a)	191,300	8,357,897
	Cameron International Corp. (Energy Equipment & Services) (a)	174,700	11,596,586
	CARBO Ceramics, Inc. (Energy Equipment & Services)	22,900	1,356,367
¤	Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	179,300	22,686,829
	Cloud Peak Energy, Inc. (Oil, Gas & Consumable Fuels) (a)	151,400	1,910,668
	Commercial Metals Co. (Metals & Mining)	168,900	2,883,123
¤	Concho Resources, Inc. (Oil, Gas & Consumable Fuels) (a)	176,800	22,168,952
¤	CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	544,000	20,595,840
	Cummins, Inc. (Machinery)	63,800	8,420,324
	Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels) (a)	125,649	9,396,032
	Dril-Quip, Inc. (Energy Equipment & Services) (a)	101,600	9,083,040
	EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	168,400	16,674,968
	Freeport-McMoRan, Inc. (Metals & Mining)	372,600	12,165,390
	Gulfport Energy Corp. (Oil, Gas & Consumable Fuels) (a)	117,600	6,279,840
¤	Halliburton Co. (Energy Equipment & Services)	362,600	23,391,326
	HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	187,300	8,181,264
	Laredo Petroleum, Inc. (Oil, Gas & Consumable Fuels) (a)	111,500	2,498,715
	Louisiana-Pacific Corp. (Paper & Forest Products) (a)	520,100	7,068,159
	Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	418,500	15,731,415
	Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	132,200	11,193,374
	Nabors Industries, Ltd. (Energy Equipment & Services)	571,900	13,016,444
	National Oilwell Varco, Inc. (Energy Equipment & Services)	179,300	13,644,730
	Newfield Exploration Co. (Oil, Gas & Consumable Fuels) (a)	107,600	3,988,732
	Noble Corp. PLC (Energy Equipment & Services)	155,400	3,452,988
	NOW, Inc. (Trading Companies & Distributors) (a)	44,775	1,361,608
	Paragon Offshore PLC (Energy Equipment & Services) (a)	51,800	318,570
	Parsley Energy, Inc. Class A (Oil, Gas & Consumable Fuels) (a)	139,900	2,984,067
	Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	350,700	4,341,666
	Phillips 66 (Oil, Gas & Consumable Fuels)	140,200	11,399,662
¤	Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	109,600	21,587,912
	Royal Gold, Inc. (Metals & Mining)	91,700	5,954,998
¤	Schlumberger, Ltd. (Energy Equipment & Services)	231,600	23,551,404
	Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	217,200	1,804,932
¤	SM Energy Co. (Oil, Gas & Consumable Fuels)	233,100	18,181,800
	Steel Dynamics, Inc. (Metals & Mining)	250,000	5,652,500
	Superior Energy Services, Inc. (Energy Equipment & Services)	328,800	10,807,656
	Tesoro Corp. (Oil, Gas & Consumable Fuels)	140,200	8,549,396
	United States Steel Corp. (Metals & Mining)	201,200	7,881,004
	Westmoreland Coal Co. (Oil, Gas & Consumable Fuels) (a)	36,500	1,365,465
			416,074,216
	Total Common Stocks (Cost $501,778,996)		540,774,794

	Principal Amount
Short-Term Investment 5.3%
Repurchase Agreement 5.3%
United States 5.3%
State Street Bank and Trust Co. 0.00%, dated 9/30/14 due 10/1/14 Proceeds at Maturity $30,309,711 (Collateralized by a Federal National Mortgage Association security with a rate of 2.11% and a maturity date of 11/7/22, with a Principal Amount of $32,635,000 and a Market Value of $30,918,105) (Capital Markets)	$30,309,711	30,309,711

Total Short-Term Investment (Cost $30,309,711)		30,309,711

Total Investments (Cost $532,088,707) (b)	99.3%	571,084,505
Other Assets, Less Liabilities	0.7	4,128,524
Net Assets	100.0%	$575,213,029

¤	Among the Portfolio's 10 largest holdings, as of September 30, 2014, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	As of September 30, 2014, cost was $532,827,155 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$86,764,437
Gross unrealized depreciation	(48,507,087)
Net unrealized appreciation	$38,257,350

The following abbreviation is used in the above portfolio:
ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$540,774,794	$—	$—	$540,774,794
Short-Term Investment
Repurchase Agreement	—	30,309,711	—	30,309,711
Total Investments in Securities	$540,774,794	$30,309,711	$—	$571,084,505

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2014, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of September 30, 2014, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Funds Trust

NOTES TO PORTFOLIOS OF INVESTMENTS September 30, 2014 (Unaudited)

SECURITIES VALUATION.

MainStay VP Funds Trust is comprised of twenty-nine separate series (each a "Portfolio" and collectively, the "Portfolios"). Each Portfolio prepares its financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America and follows significant accounting policies described below.

Investments are valued as of the close of regular trading on the New York Stock Exchange ("Exchange") (generally 4:00 p.m. Eastern time) on each day the Portfolios are open for business ("valuation date").

The Board of Trustees (the "Board") of MainStay VP Funds Trust adopted procedures establishing methodologies for the valuation of the Portfolios' securities and delegated the responsibility for valuation determinations under those procedures to the Valuation Committee of the Portfolios (the "Valuation Committee"). The Board authorized the Valuation Committee to appoint a Valuation Sub-Committee (the "Sub-Committee") to deal in the first instance with establishing the prices of securities for which market quotations are not readily available or the prices of which are not otherwise readily determinable under these procedures. The Sub-Committee meets (in person, via electronic mail or via teleconference) on an as-needed basis. Subsequently, the Valuation Committee meets to ensure that actions taken by the Sub-Committee were appropriate. The procedures recognize that, subject to the oversight of the Board and unless otherwise noted, the responsibility for day-to-day valuation of portfolios assets (including securities for which market prices are not readily available) rests with New York Life Investment Management LLC ("New York Life Investments" or the "Manager"), aided to whatever extent necessary by the Subadvisor(s) to the Portfolios.

To assess the appropriateness of security valuations, the Manager or the Portfolios' third party service provider, who is subject to oversight by the Manager regularly compares prior day prices, prices on comparable securities, and the sale prices to the prior and current day prices and challenges prices with changes exceeding certain tolerance levels with third party pricing services or broker sources. For those securities valued through either a standardized fair valuation methodology or a fair valuation measurement, the Sub-Committee deals in the first instance with such valuation and the Valuation Committee reviews and affirms the reasonableness of the valuation based on such methodologies and measurements on a regular basis after considering all relevant information that is reasonably available. Any action taken by the Sub-Committee with respect to the valuation of a portfolio security is submitted by the Valuation Committee to the full Board for its review and ratification, if appropriate, at its next regularly scheduled meeting immediately after such action.

“Fair value” is defined as the price a Portfolio would receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. “Inputs” refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Portfolio. Unobservable inputs reflect each Portfolio's own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.

• Level 1—quoted prices in active markets for an identical asset or liability

• Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)

• Level 3—significant unobservable inputs (including the Portfolios’ own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)

The aggregate value by input level, as of September 30, 2014, for the Portfolios’ assets or liabilities is included at the end of the Portfolios’ respective Portfolio of Investments.

The Portfolios may use third party vendor evaluations, whose prices may be derived from one or more of the following standard inputs among others:

• Benchmark Yields	• Reported Trades
• Broker Dealer Quotes	• Issuer Spreads
• Two-sided markets	• Benchmark securities
• Bids / Offers	• Reference Data (corporate actions or material event notices)

• Industry and economic events	• Comparable bonds
• Equity and credit default swap curves	• Monthly payment information

An asset or liability for which market values cannot be measured using the methodologies described above are valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Portfolios generally use a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information. The Portfolios may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Due to the inherent valuation uncertainty of such assets or liabilities, fair values may differ significantly from values that would have been used had an active market existed. For the period ended September 30, 2014, there have been no material changes to the fair value methodologies.

Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security for which the market price is not readily available from a third party pricing source or, if so provided, does not, in the opinion of the Manager or Subadvisor(s) reflect the security’s market value; (vi) a security subject to trading collars for which no or limited trading takes place; and (vii) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities for which market quotations or observable inputs are not readily available are generally categorized as Level 3 in the hierarchy. As of September 30, 2014, the Balanced, Bond, DFA / DuPont Capital Emerging Markets Equity, Government, High Yield Corporate Bond, Income Builder and PIMCO Real Return Portfolios held securities with values of $2,095,795, $22,856,050, $168,825, $908,406, $15,969,729, $344,807 and $976,079, respectively, that were valued in such a manner.

Certain securities held by certain Portfolios may principally trade in foreign markets. Events may occur between the time that foreign markets close and the time at which the Portfolios' net asset values ("NAV(s)") are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or Subadvisor(s) conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Sub-Committee may, pursuant to procedures adopted by the Board, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds an established threshold. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with valuation procedures adopted by the Board and are generally categorized as Level 2 in the hierarchy. As of September 30, 2014, no foreign equity securities were fair valued in such a manner.

Investments in Underlying Portfolios/Funds are valued at their respective NAVs at the close of business each day. Securities held by the Underlying Portfolios/Funds are valued using policies consistent with those used by the Underlying Portfolios/Funds, as described in the paragraphs below. These securities are generally categorized as Level 1 in the hierarchy.

Equity securities and Exchange-Traded Funds are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. Options contracts are valued at the last posted settlement price on the market where such options are primarily traded. Investments in other mutual funds, including money market funds, are valued at their respective NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or brokers selected by the Manager, in consultation with the Subadvisor(s), if any. Those values reflect broker/dealer supplied prices and electronic data processing techniques, if the evaluated bid or mean prices are deemed by the Manager, in consultation with the Subadvisor(s), if any, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government & federal agency bonds, municipal bonds, foreign bonds, Yankee bonds, convertible bonds, asset-backed securities, and mortgage-backed securities, are generally categorized as Level 2 in the hierarchy.

Securities held by the Cash Management Portfolio are valued at their amortized cost in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued at amortized cost are not valued using quoted prices in an active market.

Temporary cash investments acquired in excess of 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. These securities are generally categorized as Level 2 in the hierarchy.

Foreign currency forward contracts are valued at their fair market values measured on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.

Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing agent and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by a single broker quote obtained from the pricing agent with significant unobservable inputs and are generally categorized as Level 3 in the hierarchy. For these loan assignments, participations and commitments, the Manager may consider additional factors such as liquidity of the investment. As of September 30, 2014, the Floating Rate and High Yield Corporate Bond Portfolios held securities with values of $8,544,136 and $36,723,178 respectively, that were valued by a single broker quote and/or deemed to be illiquid.

The valuation techniques and significant amounts of unobservable inputs used in the fair valuation measurement of each Portfolio’s Level 3 securities are outlined in the tables below. A significant increase or decrease in any of those inputs in isolation would result in a significantly higher or lower fair value measurement.

Bond

Asset Class	Fair Value at 9/30/14	Valuation Technique	Unobservable Inputs	Range / (Weighted Average)

Asset-Backed Securities (7 positions)	$ 22,856,050	Market Approach	Offered Quotes	$99.49 - $100.06 / ($99.81)
$ 22,856,050

Floating Rate

Asset Class	Fair Value at 9/30/14	Valuation Technique	Unobservable Inputs	Range/(Weighted Average)
Floating Rate Loans (4 positions)	$ 6,455,386	Market Approach	Offered Quotes	$93.00 - $100.25 / ($98.41)
Foreign Floating Rate Loan (2 positions)	2,088,750	Market Approach	Offered Quotes	$97.25 - $98.00 / ($97.48)
	$ 8,544,136

High Yield Corporate Bond

Asset Class	Fair Value at 9/30/14	Valuation Technique	Unobservable Inputs	Range/(Weighted Average)
Convertible Bond (1)	$ 1,366,673	Income Approach	Estimated Remaining Value	$118.6M
Corporate Bonds (2)	10,468,209	Income/Market Approach	EBITDA Multiple	12x
			Broker Quote	$103.75/($103.75)
Loan Assignments (2)	36,723,178	Market Approach	Offered Quotes	$99.50 - $100.25/($99.72)
Common Stocks (3)	4,107,887	Income/Market Approach	Estimated Remaining Value	$114.0M - $118.6M
			Discount Rate	10%-25%
			EBITDA Multiple	5.5x-9.5x
Warrants (1)	26,960	Market Approach	Offered Quote	$8.00/($8.00)
	$ 52,692,907

Generally, a security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business at approximately the price at which it is valued within seven days. Its illiquidity might prevent the sale of such security at a time when the Manager or Subadvisor(s) might wish to sell and these securities could have the effect of decreasing the overall level of a Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring a Portfolio to rely on judgments that may be somewhat subjective in measuring value, which could vary from the amount that a Portfolio could realize upon disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a Portfolio. Under the supervision of the Board, the Manager or Subadvisor(s) measure the liquidity of a Portfolio's investments; in doing so, the Manager or Subadvisor(s) may consider various factors, including (i) the frequency of trades and quotations, (ii) the number of dealers and prospective purchasers, (iii) dealer undertakings to make a market, and (iv) the nature of the security and the market in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Illiquid securities generally will be valued in good faith in such a manner as the Board deems appropriate to reflect their fair value.

Item 2. Controls And Procedures.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAINSTAY VP FUNDS TRUST

By:	/s/ Stephen P. Fisher
Stephen P. Fisher
President and Principal Executive Officer

Date:	November 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen P. Fisher
Stephen P. Fisher
President and Principal Executive Officer

Date:	November 26, 2014

By:	/s/ Jack R. Benintende
Jack R. Benintende
Treasurer and Principal Financial and
Accounting Officer

Date:	November 26, 2014